================================================================================
     AMERICAN GENERAL SERIES PORTFOLIO COMPANY - ANNUAL REPORT MAY 31, 1997
================================================================================

                              TABLE OF CONTENTS


President's Letter  . . . . . . . . . . . . . . . . . . . . . . . . .       1
Stock Index Fund  . . . . . . . . . . . . . . . . . . . . . . . . . .       4
MidCap Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . .      12
Small Cap Index Fund  . . . . . . . . . . . . . . . . . . . . . . . .      19
International Equities Fund . . . . . . . . . . . . . . . . . . . . .      36
Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      42
Growth & Income Fund  . . . . . . . . . . . . . . . . . . . . . . . .      45
Science & Technology Fund . . . . . . . . . . . . . . . . . . . . . .      49
Social Awareness Fund . . . . . . . . . . . . . . . . . . . . . . . .      52
Timed Opportunity Fund  . . . . . . . . . . . . . . . . . . . . . . .      57
Capital Conservation Fund . . . . . . . . . . . . . . . . . . . . . .      65
Government Securities Fund  . . . . . . . . . . . . . . . . . . . . .      68
International Government Bond Fund  . . . . . . . . . . . . . . . . .      70
Money Market Fund . . . . . . . . . . . . . . . . . . . . . . . . . .      74
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . .      77
Financial Highlights  . . . . . . . . . . . . . . . . . . . . . . . .      80
Report of Independent Auditors  . . . . . . . . . . . . . . . . . . .      86

================================================================================
                            AGSPC PRESIDENT'S LETTER                           1
================================================================================

We are pleased to provide the May 31, 1997 Annual Report of the American General Series Portfolio Company. This report details the investments of each of the thirteen funds that comprise the American General Series Portfolio Company and provides financial and performance information for each fund for the fiscal year ended May 31, 1997.

Your variable annuity contract permits you to invest in one or more of the funds described in this report. The funds that are available under your contract are shown on the chart on page 2.

MARKET CONDITIONS

Domestic large capitalization equity returns exceeded 20% for the third consecutive year. The Standard & Poor's 500 Stock Index (S&P 500) provided a total return of 29.43%. An unusual aspect of the market this year, was the wide divergence in performance of market sectors by market value of company.
In contrast to the return of the S&P, the Standard & Poor's MidCap 400 Index (MidCap 400) returned 18.21%, an 11.22% difference. The performance of smaller companies, as measured by the Russell 2000, was even greater with that index returning 6.97%, a 22.46% difference. The bond markets also presented a wide range of performance. As the economy continued to grow at a moderate pace with very low levels of inflation, high quality corporate bonds earned 8.85%. Less than investment grade bonds, reflecting investor confidence, produced a return of 13.2%.

International returns, as measured by the Morgan Stanley Capital International Index of Europe, Australia, and Far East (EAFE) were 7.54%. Stock market rallies in Europe and Japan were offset somewhat by currency weakness.

FUND RETURNS

INDEXED FUNDS

The Stock Index Fund achieved a total return of 29.58%, 0.15% above its index. The MidCap Index Fund returned 17.88%, 0.33% below its index. The Small Cap Index Fund surpassed its index by 0.95% with a return of 7.92%. The International Equities Fund achieved a return of 8.16%, 0.62% above its index.

MANAGED FUNDS

The managed funds' returns varied widely as concentration in different market sectors produced the results consistent with the indexes discussed above.

The AGSPC Growth Fund returned 9.86%, under performing the S&P 500 by 19.57%. The fund's focus on non-cyclical growth companies in service industries was not in favor as a strong economy permitted better earnings performance among more cyclical sectors. Continuing to emphasize higher growth, medium capitalization issues should result in better performance if the economy slows or the market leadership broadens.

The AGSPC Growth & Income Fund returned 17.89%, 11.54% less than the S&P 500. The performance was closer to the MidCap 400 as mid-sized and smaller capitalization stocks are heavily represented in the 1,700 issues that
constitute the Value Line Timeliness Ranking System.   It is that system that
drives the investment selections for the AGSPC Growth & Income Fund.

The AGSPC Science & Technology Fund delivered a modest gain of 2.77% before expenses. The principal deterrents to performance were a valuation compression across all sectors of technology stocks, concern over the level of business activity overseas and the general health of the personal computer industry. Although the near term outlook is somewhat clouded, key industry product cycles should positively impact the all important PC industry in 1988.

The Social Awareness Fund reported a gain of 31.04% for the fiscal year. This was 1.61% above its index. Concentration on the larger capitalization growth sectors and avoidance of the volatile tobacco industry aided performance.

The Timed Opportunity Fund earned 16.46% before expenses, 2.67% less than its benchmark. An over weighting of some mid-cap stocks during the first half of the year caused the equity portion of the fund to underperform. That strategy was changed and subsequent performance has more closely paralleled the relevant index.

BOND FUNDS

The Capital Conservation Fund yielded 8.32%, under performing its index by 0.53%. The shortfall was the result of an increase in credit quality with an attendant lower yield on those issues. As credit concerns diminish higher yields may be obtainable.

The Government Securities Fund achieved a return of 7.50%, 0.12% above its index. Positions in callable agency notes and collateralized mortgage obligations allowed the fund to achieve an enhanced yield.

The International Government Bond Fund recorded a return of 1.69%, 0.44% above its index. The yield was reduced by the strong dollar versus all currencies in which the fund is invested.

FUTURE OUTLOOK

The U.S. economic performance has been extremely favorable for investors. Growth has proceeded at modest levels with Gross Domestic Product averaging 3.7% over the past five quarters. Inflation has been well contained with the Consumer Price Index approximating 3% or less. Expectations of leading economists are for Gross Domestic Product to rise at 2.4% in the second half of 1997 and to proceed at 2.2% in the first six months of 1988. Inflation is projected at 2.7% for the second half of this year with an increase to 3.1% for the first half of next year. Those conditions should result in long term interest rates remaining in the current range of 6.3% to 7.2%. With relatively stable interest rates, the stock market could improve from current levels.


                                   Respectfully,

                                   /s/ STEPHEN D. BICKEL

                                   Stephen D. Bickel, President
                                   American General Series Portfolio Company


July 10, 1997

===============================================================================
2                      AGSPC PRESIDENT'S LETTER CONTINUED
===============================================================================


FUND RETURNS AND TRACKING DIFFERENCES
For the period ended May 31, 1997


                                                        (1)         (2)         (3)        (4)          (5)
                                                                                FUND      TOTAL
                                                                            PERFORMANCE   INDEX
                                                                               BEFORE     RETURN
                                                                            SUBTRACTING  INCLUDING    TRACKING
                                                        FUND        FUND      EXPENSES   REINVESTED  DIFFERENCE
AGSPC FUND/RELEVANT MARKET INDEX                      RETURN(A)   EXPENSES   (1) + (2)   DIVIDENDS    (3) - (4)
--------------------------------------------------------------------------------------------------------------
Indexed Funds:
Stock Index Fund / S&P 500 ......................      29.24%       0.34%      29.58%      29.43%        0.15%
MidCap Index Fund /
  Standard & Poor's MidCap 400 ..................      17.48        0.40       17.88       18.21        (0.33)
Small Cap Index Fund / Russell 2000 .............       7.51        0.41        7.92        6.97         0.95
International Equities Fund / EAFE ..............       7.74        0.42        8.16        7.54         0.62
Managed Funds:
Growth Fund / S&P 500 ...........................       9.00        0.86        9.86       29.43       (19.57)
Growth & Income Fund / S&P 500 ..................      17.08        0.81       17.89       29.43       (11.54)
Science & Technology Fund / S&P 500 .............       1.81        0.96        2.77       29.43       (26.66)
Social Awareness Fund / S&P 500 .................      30.48        0.56       31.04       29.43         1.61
Timed Opportunity Fund / Benchmark(b)............      15.89        0.57       16.46       19.13        (2.67)
Capital Conservation Fund /
  Merrill Lynch Corporate Master Bond ...........       7.75        0.57        8.32        8.85        (0.53)
Government Securities Fund /
  Lehman Brothers U.S. Treasury .................       6.94        0.56        7.50        7.38         0.12
Int'l Gov't Bond Fund /
  Salomon Non U.S. Gov't Bond ...................       1.13        0.56        1.69        1.25         0.44
Money Market Fund / 30 Day Certificate of Deposit
  Primary Offering Rate by New York City Banks
  (NYC 30 Day CD Rate) ..........................       5.02        0.57        5.59        4.62         0.97

(a) Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees, administrative fees, or surrender charges.
(b) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.

SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS


                                                                                  DISTRIBUTIONS FROM NET
                                                                                  INVESTMENT INCOME AND
                                                                                    NET REALIZED GAINS
                                                           NET ASSET VALUES            ON SECURITIES
-----------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
                                                    MAY 31,   NOVEMBER 27, MAY 31,   6/1/96 TO  11/28/96 TO
FUND                                                  1996       1996       1997    11/27/96    5/31/97
-----------------------------------------------------------------------------------------------------------
Stock Index (emulate S&P 500) ..................   $  20.69   $  23.37   $  26.09   $   0.19   $   0.37
MidCap Index (emulate MidCap 400) ..............      19.09      20.33      20.83       0.12       1.33
Small Cap Index (emulate Russell 2000)..........      16.25      15.94      16.18       0.11       1.08
International Equities
  (foreign long term growth stocks) ............      11.15      11.43      11.44       0.11       0.43
Growth Fund (long term growth of capital) ......      16.49      17.51      17.62       0.00       0.34
Growth & Income Fund (long term growth
  of capital and current income) ...............      14.78      16.13      16.87       0.04       0.35
Science & Technology Fund (long term growth
  of capital) ..................................      20.48      21.28      19.88       0.00       0.93
Social Awareness (social criteria growth
  stocks).......................................      15.49      17.72      17.90       0.12       1.90
Timed Opportunity (asset allocation) ...........      12.55      13.23      12.57       0.21       1.98
Capital Conservation (quality corporate
  bonds) .......................................       9.23       9.59       9.31       0.30       0.32
Government Securities (intermediate and
  long term government bonds) ..................       9.61       9.91       9.67       0.29       0.30
International Government Bond (high quality
  foreign government debt securities) ..........      11.79      12.27      11.33       0.31       0.29
Money Market (money market instruments) ........       1.00       1.00       1.00       0.02       0.03

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

===============================================================================
                       AGSPC PRESIDENT'S LETTER CONTINUED                     3
===============================================================================


FUNDS AVAILABLE UNDER VARIABLE ANNUITY CONTRACTS

                                              VALIC SEPARATE ACCOUNT A
                                        -----------------------------------------------------
                                                  CONTRACT FORM
                                        -----------------------------------------------------
                                                                                              AG LIFE SEPARATE
                                                                                                  ACCOUNT A
                                                                                             --------------------
                                                                                                                 AG LIFE   AG LIFE
                                          PORTFOLIO   PORTFOLIO  INDEPEN-            GROUP                       SEPARATE  SEPARATE
                                           DIRECTOR   DIRECTOR  DENCE PLUS  IMPACT  UNIT PUR-               NON   ACCOUNT   ACCOUNT
FUND                                           2*        1*     UIT(G)-585  UIT-981  CHASE**  QUALIFIED  QUALIFIED   B         D
-----------------------------------------------------------------------------------------------------------------------------------
Stock Index
  (emulate S&P 500) ...................       Yes       Yes       Yes       Yes       Yes       Yes       Yes       Yes       Yes
MidCap Index
  (emulate MidCap 400) ................        No       Yes       Yes       Yes        No       Yes       Yes       Yes        No
Small Cap Index
  (emulate Russell 2000) ..............        No       Yes       Yes        No        No        No        No        No        No
International Equities
  (foreign long term growth stocks) ...        No       Yes       Yes        No        No        No        No        No       Yes
Growth Fund
  (long term growth of capital)........       Yes       Yes        No        No        No        No        No        No        No
Growth & Income Fund (long term
  growth of capital and current income)        No       Yes        No        No        No        No        No        No        No
Science & Technology Fund
  (long term growth of capital)........       Yes       Yes        No        No        No        No        No        No        No
Social Awareness
  (social criteria growth stocks) .....       Yes       Yes       Yes        No        No        No        No        No       Yes
Timed Opportunity
  (asset allocation) ..................        No       Yes       Yes       Yes        No       Yes       Yes       Yes        No
Capital Conservation
  (quality corporate bonds) ...........        No       Yes       Yes       Yes        No       Yes       Yes       Yes        No
Government Securities (intermediate
  and long term government bonds) .....        No       Yes       Yes        No        No       Yes       Yes       Yes        No
Int'l Government Bond (high quality
  foreign government debt securities) .       Yes       Yes       Yes        No        No        No        No        No        No
Money Market
  (money market instruments) ..........       Yes       Yes       Yes       Yes        No       Yes       Yes       Yes        No

  *UIT(G)194, UITN-194, UIT-IRA-194, UIT-SEP-194
**GUP, IVA, GVA SA-1, GVA SA-2

================================================================================
4                  STOCK INDEX FUND - STATEMENT OF NET ASSETS      May 31, 1997
================================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            COMMON STOCKS - 98.75%

            ADVERTISING -  0.08%
    28,900  Interpublic Group Cos., Inc....$  1,730,388
                                           -------------

            AEROSPACE/DEFENSE - 1.82%
   130,279  Boeing Co......................  13,711,865
    29,000  EG & G, Inc....................     565,500
    27,980  General Dynamics Corp..........   2,095,003
    75,076  Lockheed Martin Corp...........   7,028,991
    80,500  McDonnell Douglas Corp.........   5,182,188
    22,800  Northrop Grumman Corp..........   1,932,300
    91,200  Raytheon Co....................   4,354,800
    44,000  TRW Inc........................   2,354,000
    91,100  United Technologies Corp.......   7,322,163
                                           -------------
                                             44,546,810
                                           -------------

            AIRLINES - 0.38%
    35,700 *AMR Corp.......................   3,547,687
    31,600  Delta Air Lines, Inc...........   2,962,500
    55,200  Southwest Airlines Co..........   1,421,400
    41,400 *US Airways Group, Inc..........   1,438,649
                                           -------------
                                              9,370,236
                                           -------------

            APPAREL & PRODUCTS - 0.10%
    27,000 *Fruit of the Loom, Inc. Class A     941,624
    32,900  Liz Claiborne, Inc.............   1,501,062
                                           -------------
                                              2,442,686
                                           -------------

            APPLIANCES/FURNISHINGS - 0.10%
    35,000  Maytag Corp....................     936,250
    30,200  Whirlpool Corp.................   1,506,225
                                           -------------
                                              2,442,475
                                           -------------

            AUTO - CARS - 1.67%
   270,274  Chrysler Corp..................   8,581,199
   437,300  Ford Motor Co..................  16,398,750
   278,200  General Motors Corp............  15,926,949
                                           -------------
                                             40,906,898
                                           -------------

            AUTO - REPLACEMENT PARTS - 0.36%
    44,200 *AutoZone, Inc..................   1,033,175
    18,700  Cooper Tire & Rubber Co........     418,412
    14,300  Echlin Inc.....................     477,263

            AUTO - REPLACEMENT PARTS - Continued
    74,400  Genuine Parts Co...............$  2,492,399
    65,800  Goodyear Tire & Rubber Co......   3,849,300
    15,800  Pep Boys-Manny, Moe & Jack.....     493,749
                                           -------------
                                              8,764,298
                                           -------------

            BANKS - NEW YORK CITY -  2.04%
   148,600  Bank of New York Co., Inc......   6,334,075
   162,782  Chase Manhattan Corp...........  15,382,899
   175,700  CitiCorp.......................  20,095,687
    74,300  J. P. Morgan & Co. Inc.........   7,987,250
                                           -------------
                                             49,799,911
                                           -------------

            BANKS - OTHER - 2.70%
   133,368  BankAmerica Corp...............  15,587,384
    60,400  BankBoston Corp................   4,409,200
   121,923  First Chicago Corp.............   7,223,938
   104,497  First Union Corp...............   8,973,679
   105,393 *Fleet Financial Group, Inc.....   6,442,147
    54,500  Mellon Bank Corp...............   4,768,750
    73,200  National City Corp.............   3,769,799
    14,000  Republic of New York Corp......   1,396,500
    66,000  US Bancorp.....................   4,050,750
    35,233  Wells Fargo & Co...............   9,283,896
                                           -------------
                                             65,906,043
                                           -------------

            BANKS - REGIONAL - 2.71%
   165,472  BANC ONE CORP..................   7,156,664
    75,000  Barnett Banks, Inc.............   3,946,874
    32,700  Comerica Inc...................   2,043,750
    81,400  CoreStates Financial Corp......   4,304,025
    45,100  Fifth Third Bancorp............   3,483,974
    53,500  First Bank System, Inc.........   4,387,000
    85,170  KeyCorp........................   4,631,119
   287,792  NationsBank Corp...............  16,943,753
   139,100  Norwest Corp...................   7,441,850
   110,100  PNC Bank Corp..................   4,610,437
    72,200  SunTrust Banks, Inc............   3,853,675
    55,513  Wachovia Corp..................   3,379,354
                                           -------------
                                             66,182,475
                                           -------------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.58%
    11,900  Adolph Coors Class B...........$    290,063
   186,100  Anheuser-Busch Companies, Inc..   7,979,037
    18,915  Brown-Forman Corp Class B......     967,029
   124,600  Seagram Co. Ltd................   5,015,150
                                           -------------
                                             14,251,279
                                           -------------

            BEVERAGE - SOFT DRINKS - 3.44%
   923,100  Coca-Cola Co...................  63,001,575
   571,200  PepsiCo, Inc...................  20,991,600
                                           -------------
                                             83,993,175
                                           -------------

            BROADCASTING - 0.85%
    78,550  Comcast Corp. Class A Special..   1,364,806
    45,300 *General Instrument Corp........   1,098,525
   229,000 *Tele-Communications, Inc.
             Class A ......................   3,463,625
   191,300  U S West Communications Group..   7,006,363
   210,600 *U S West Media Group...........   4,185,675
   122,700 *Viacom, Inc. Class B...........   3,642,656
                                           -------------
                                             20,761,650
                                           -------------

            BUILDING MATERIALS - 0.32%
     8,900  Armstrong World Industries,
             Inc. .........................     605,200
    67,100  Lowe's Companies, Inc..........   2,642,063
    70,100  Masco Corp.....................   2,725,138
    60,700  Sherwin-Williams Co............   1,821,000
                                           -------------
                                              7,793,401
                                           -------------

            CHEMICAL - MAJOR - 2.13%
    95,500  Dow Chemical Co................   7,962,313
   206,300  E.I. du Pont de Nemours and Co.  22,460,913
    15,400  Goodrich (B.F.) Co.............     662,200
    39,300  Hercules, Inc..................   1,842,188
   218,500  Monsanto Co....................   9,614,000
    54,900  Morton International, Inc......   1,770,525
    66,500  PPG Industries, Inc............   3,865,313
    18,300  Rohm and Haas Co...............   1,578,375
    51,600  Union Carbide Corp.............   2,412,300
                                           -------------
                                             52,168,127
                                           -------------

================================================================================
May 31, 1997       STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED       5
================================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - 0.59%
    41,100  Air Products and Chemicals,
             Inc. .........................$  3,195,525
    30,637  Eastman Chemical Co............   1,822,902
     8,550  Ecolab Inc.....................     355,894
     8,200  FMC Corp.......................     590,400
    26,500  Great Lakes Chemical Corp......   1,295,187
     9,328  Millipore Corp.................     402,270
    20,300  Nalco Chemical Co..............     753,638
    59,200  Praxair, Inc...................   3,115,400
    32,400  Sigma Aldrich Corp.............     992,250
    37,800  W. R. Grace & Co...............   1,975,050
                                           ------------
                                             14,498,516
                                           ------------

            CONGLOMERATES - 1.00%
   105,800  Allied Signal Inc..............   8,120,150
    38,800  ITT Industries, Inc............     960,300
    36,500  Loews Corp.....................   3,549,625
    65,200  Tenneco Inc....................   2,917,700
    27,600  Textron Inc....................   3,270,600
    69,600  Tyco International Ltd.........   4,419,600
    53,900  Whitman Corp...................   1,300,337
                                           ------------
                                             24,538,312
                                           ------------

            CONSUMER FINANCE - 0.21%
    20,400  Beneficial Corp................   1,310,700
   112,650  MBNA Corp......................   3,816,019
                                           ------------
                                              5,126,719
                                           ------------

            CONTAINERS - METAL/
            GLASS - 0.35%
     4,700  Ball Corp......................     136,887
    93,500  Corning Inc....................   4,710,063
    55,700  Crown Cork & Seal Co., Inc.....   3,244,525
    12,100  Owens Corning..................     505,175
                                           ------------
                                              8,596,650
                                           ------------

            CONTAINERS - PAPER - 0.05%
     6,500  Bemis Co., Inc.................     260,000
    17,700  Temple-Inland Inc..............   1,070,850
                                           ------------
                                              1,330,850
                                           ------------

            COSMETICS/TOILETRIES - 0.98%
     6,800  Alberto-Culver Co. Class B.....$    193,800
    57,800  Avon Products, Inc.............   3,684,750
   204,100  Gillette Co....................  18,139,387
    45,300  International Flavors &
             Fragrances, Inc...............   2,010,188
                                           ------------
                                             24,028,125
                                           ------------

            DRUGS - 7.01%
    14,200  Allergan, Inc..................     420,675
    31,600 *ALZA Corp......................     932,200
   235,600  American Home Products Corp....  17,964,500
   104,400 *Amgen Inc......................   6,981,750
    23,900  Bausch & Lomb Inc..............     961,975
   367,000  Bristol Myers Squibb Co........  26,928,625
    48,200  CVS Corp.......................   2,307,575
   203,100  Eli Lilly and Co...............  18,888,300
   444,300  Merck & Co., Inc...............  39,931,463
   205,570  Pharmacia & Upjohn, Inc........   7,117,861
   250,900  Pfizer, Inc....................  25,811,337
   142,700  Schering-Plough Corp...........  12,950,025
   101,600  Warner-Lambert Co..............  10,236,200
                                           ------------
                                            171,432,486
                                           ------------

            ELECTRICAL EQUIPMENT - 4.00%
    93,700  AMP Inc........................   3,853,413
    62,000 *Cabletron Systems, Inc.........   2,728,000
   175,000  Emerson Electric Co............   9,450,000
 1,208,000  General Electric Co............  72,933,000
    28,400 *Intergraph Corp................     200,575
    30,500  National Service Industries,
             Inc. .........................   1,338,187
    21,600  Raychem Corp...................   1,601,100
     6,800  Thomas & Betts Corp............     345,950
   199,258  Westinghouse Electric Corp.....   4,034,975
    14,200  W. W. Grainger Inc.............   1,139,550
                                           ------------
                                             97,624,750
                                           ------------

            ELECTRONIC INSTRUMENTS - 0.20%
    28,100  General Signal Corp............   1,183,713
    19,400  Perkin-Elmer Corp..............   1,474,400
     3,600  Tektronix, Inc.................     206,550
    58,700 *Thermo Electron Corp...........   2,025,150
                                           ------------
                                              4,889,813
                                           ------------

            ENTERTAINMENT - 1.51%
    39,400 *Harrah's Entertainment, Inc....$    733,825
    62,475  Hasbro, Inc....................   1,811,775
    16,200 *King World Productions, Inc....     609,525
   117,787  Mattel, Inc....................   3,518,887
   210,200  Time Warner Inc................   9,774,300
   248,552  Walt Disney Co.................  20,350,195
                                           ------------
                                             36,798,507
                                           ------------

            FINANCE COMPANIES - 0.23%
    59,300  Green Tree Financial Corp......   2,075,500
    36,800  Household International, Inc...   3,615,600
                                           ------------
                                              5,691,100
                                           ------------

            FOODS - 2.33%
   204,945  Archer Daniels Midland Co......   4,098,899
   173,900  Campbell Soup Co...............   7,999,400
    89,350  ConAgra, Inc...................   5,372,169
    54,200  CPC International Inc..........   4,661,200
    60,000  General Mills, Inc.............   3,795,000
   136,650  H J Heinz Co...................   5,875,950
    47,000  Hershey Foods Corp.............   2,637,875
    77,700  Kellogg Co.....................   5,730,375
    24,100  Pioneer Hi-Bred International,
             Inc. .........................   1,680,975
    57,400  Quaker Oats Co.................   2,367,750
    37,700  Ralston Purina Co..............   3,213,925
   181,200  Sara Lee Corp..................   7,406,550
    37,100  Wm. Wrigley Jr. Co.............   2,198,175
                                           ------------
                                             57,038,243
                                           ------------

            FOOTWEAR - 0.20%
    71,400  NIKE, Inc. Class  B............   4,069,800
    18,900 *Reebok International Ltd.......     774,900
     3,800  Stride Rite Corp...............      57,950
                                           ------------
                                              4,902,650
                                           ------------

            FREIGHT - 0.14%
    41,200 *Federal Express Corp...........   2,157,850
    37,200  Ryder System, Inc..............   1,232,250
                                           ------------
                                              3,390,100
                                           ------------

            FUNERAL SERVICES - 0.10%
    72,700  Service Corp. International....   2,562,675
                                           ------------

================================================================================
6             STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED  May 31, 1997
================================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            GOLD MINING - 0.27%
   151,700  Barrick Gold Corp..............$  3,830,425
    52,100  Battle Mountain Gold Co........     312,599
    21,800 *Echo Bay Mines Ltd.............     133,525
    53,900  Homestake Mining Co............     747,863
    88,900  Placer Dome Inc................   1,622,425
                                           ------------
                                              6,646,837
                                           ------------

            GOVERNMENT SPONSORED - 1.08%
   266,000  Federal Home Loan Mortgage
             Corp. ........................   8,778,000
   402,000  Federal National Mortgage
             Association...................  17,537,250
                                           ------------
                                             26,315,250
                                           ------------

            HARDWARE & TOOLS - 0.13%
    31,300  Black & Decker Corp............   1,087,675
    11,550  Snap-on Inc....................     460,556
    42,600  Stanley Works..................   1,746,600
                                           ------------
                                              3,294,831
                                           ------------

            HEALTHCARE - 0.42%
    41,300  Cardinal Health, Inc...........   2,405,725
   114,400 *HealthSouth Corp...............   2,616,900
    45,800 *Humana Inc.....................   1,036,225
    72,700  United HealthCare Corp.........   4,107,550
                                           ------------
                                             10,166,400
                                           ------------

            HEAVY DUTY TRUCKS/PARTS - 0.29%
    19,700  Cummins Engine Co., Inc........   1,255,875
    27,100  Dana Corp......................     978,988
    31,300  Eaton Corp.....................   2,496,175
    39,010 *Navistar International Corp....     648,541
    32,710  PACCAR Inc.....................   1,480,128
                                           ------------
                                              6,859,707
                                           ------------

            HOME BUILDERS - 0.05%
    16,600  Centex Corp....................     661,925
    14,456  Kaufman & Broad Home Corp......     216,840
     7,900  Pulte Corp.....................     249,838
                                           ------------
                                              1,128,603
                                           ------------

            HOSPITAL MANAGEMENT - 0.53%
     8,000 *Beverly Enterprises, Inc.......     113,000
   249,584  Columbia/HCA Healthcare Corp...   9,141,014

            HOSPITAL MANAGEMENT - Continued
    13,000  Manor Care, Inc................$    372,125
    13,100  Shared Medical Systems Corp....     694,300
    94,700 *Tenet Healthcare Corp..........   2,604,250
                                           ------------
                                             12,924,689
                                           ------------

            HOSPITAL SUPPLIES - 2.93%
   291,900  Abbott Laboratories............  18,389,700
     8,400  Bard (C. R.), Inc..............     268,800
   109,700  Baxter International Inc.......   5,786,675
    55,200  Becton, Dickinson and Co.......   2,718,600
    64,100  Biomet, Inc....................   1,197,869
    67,677 *Boston Scientific Corp.........   3,612,260
   487,200  Johnson & Johnson..............  29,171,100
    37,900  Mallinckrodt, Inc..............   1,416,513
    90,700  Medtronic, Inc.................   6,711,800
    40,650 *St. Jude Medical, Inc..........   1,377,019
    25,700  United States Surgical Corp....     867,375
                                           ------------
                                             71,517,711
                                           ------------

            HOUSEHOLD PRODUCTS - 3.06%
    19,200  Clorox Co......................   2,424,000
   118,800  Colgate-Palmolive Co...........   7,365,600
   154,600  Minnesota Mining &
             Manufacturing Co..............  14,184,550
    59,000  Newell Co......................   2,256,750
   249,226  Procter & Gamble Co............  34,362,035
    63,100  Rubbermaid, Inc................   1,758,913
    27,600  Tupperware Corp................   1,000,500
    59,300  Unilever N V - ADR.............  11,489,375
                                           ------------
                                             74,841,723
                                           ------------

            INFORMATION PROCESSING - 9.21%
         1  ACNielson......................          17
    58,400  Adobe Systems Inc..............   2,606,100
    53,500 *Amdahl Corp....................     535,000
    53,700 *Apple Computer, Inc............     892,763
    22,200  Autodesk, Inc..................     863,025
   105,200  Automatic Data Processing, Inc.   5,167,950
    78,400 *Bay Networks, Inc..............   1,920,800
    27,452 *Ceridian Corp..................   1,008,861
   241,600 *Cisco Systems, Inc.............  16,368,400
    68,600  Cognizant Corp.................   2,538,200
   101,400 *Compaq Computer Corp...........  10,976,550

            INFORMATION PROCESSING - Continued
   137,687  Computer Associates
             International, Inc............$  7,538,363
    24,700 *Computer Sciences Corp.........   1,911,163
    67,400 *Dell Computer Corp.............   7,582,500
    62,800 *Digital Equipment Corp.........   2,252,950
    91,900 *E M C Corp.....................   3,664,513
   166,754  First Data Corp................   6,670,160
    40,100  H & R Block Inc................   1,323,300
   373,000  Hewlett Packard Co.............  19,209,500
    51,900  Honeywell Inc..................   3,775,725
   377,800  International Business
             Machines Corp.................  32,679,700
   444,000 *Microsoft Corp.................  55,056,000
   142,500 *Novell, Inc ...................   1,122,188
   244,125 *Oracle Corp....................  11,382,328
    49,900 *Parametric Technology Corp.....   2,239,263
    52,800  Pitney Bowes Inc...............   3,709,200
    96,300 *Seagate Technology.............   3,912,188
    58,100 *Silicon Graphics, Inc..........   1,096,638
   142,100 *Sun Microsystems, Inc..........   4,582,725
    26,800 *Tandem Computers Inc...........     381,900
    66,400 *3Com Corp......................   3,220,400
    37,700  Unisys Corp....................     259,188
         7  Wang Laboratories, Inc.
             (Warrants) ...................          43
   128,800  Xerox Corp.....................   8,726,200
                                           ------------
                                            225,173,801
                                           ------------

            INSURANCE - CASUALTY - 0.34%
    67,800  Chubb Corp.....................   4,135,800
    47,400  SAFECO Corp....................   2,061,900
    24,300  St. Paul Companies, Inc........   1,740,488
    13,900  USF & G Corp...................     298,850
                                           ------------
                                              8,237,038
                                           ------------

            INSURANCE - LIFE - 0.76%
    60,292  Aetna Inc......................   6,089,492
    72,400  Conseco Inc....................   2,896,000
    30,375  Jefferson-Pilot Corp...........   1,932,609
    47,800  Lincoln National Corp..........   2,909,825
    20,200  Torchmark Corp.................   1,325,625
    21,109  Transamerica Corp..............   1,918,280
    30,150  USLIFE Corp....................   1,469,813
                                           ------------
                                             18,541,644
                                           ------------

================================================================================
May 31, 1997  STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED            7
================================================================================



 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            INSURANCE - MISCELLANEOUS - 0.49%
    31,600  General Reinsurance Corp.......$  5,537,900
    15,800  MBIA, Inc......................   1,696,525
    21,800  MGIC Investment Corp...........   1,940,200
    33,700  UNUM Corp......................   2,666,513
                                           ------------
                                             11,841,138
                                           ------------

            INSURANCE - MULTILINE - 2.80%
   165,520  Allstate Corp..................  12,186,409
   172,418  American International Group,
             Inc. .........................  23,341,087
    49,500  Aon Corp.......................   2,413,125
    33,600  CIGNA Corp.....................   5,838,000
    55,200  Hartford Financial Services
             Group ........................   4,305,600
    35,600  Marsh & McLennan Companies,
             Inc...........................   4,690,300
    44,500  Providian Corp.................   2,664,437
   236,810  Travelers Group, Inc...........  12,994,949
                                           ------------
                                             68,433,907
                                           ------------

            LEISURE TIME - 0.02%
    17,900  Brunswick Corp.................     545,950
                                           ------------

            LODGING - 0.46%
    58,600 *HFS, Inc.......................   3,157,075
   100,400  Hilton Hotels Corp.............   2,836,300
    47,700 *ITT Corp.......................   2,844,113
    43,700  Marriott International, Inc....   2,523,675
                                           ------------
                                             11,361,163
                                           ------------

            MACHINE TOOLS - 0.02%
     4,700  Cincinnati Milacron Inc........     108,688
    22,800  Giddings & Lewis, Inc..........     432,131
                                           ------------
                                                540,819
                                           ------------

            MACHINERY - AGRICULTURE -  0.29%
    32,300  Case Corp......................   1,905,700
   100,200  Deere & Co.....................   5,122,725
                                           ------------
                                              7,028,425
                                           ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS -  0.39%
    73,000  Caterpillar Inc................   7,126,625
    34,200  Fluor Corp.....................   1,808,325
     2,600  Foster Wheeler Corp............     100,750

            MACHINERY - CONSTRUCTION &
            CONTRACTS -  Continued
    10,800  Harnischfeger Industries Inc...$    463,050
                                           ------------
                                              9,498,750
                                           ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.60%
     1,600  Aeroquip-Vickers, Inc..........      69,400
    14,600  Briggs & Stratton Corp.........     753,725
    42,700  Cooper Industries, Inc.........   2,177,700
    32,400  Dover Corp.....................   1,854,900
    79,200  Illinois Tool Works Inc........   3,930,300
    33,200  Ingersoll-Rand Co..............   1,809,400
    32,000  Johnson Controls, Inc..........   1,356,000
    51,733  Pall Corp......................   1,222,192
    19,050  Parker Hannifin Corp...........   1,002,506
     6,400  Timken Co......................     439,200
                                           ------------
                                             14,615,323
                                           ------------

            MEDICAL TECHNOLOGY - 0.10%
    32,500  Guidant Corp...................   2,522,813
                                           ------------

            MERCHANDISE - DRUG - 0.27%
    16,600  Longs Drug Stores Corp.........     394,250
    49,000  Rite Aid Corp..................   2,278,500
    82,400  Walgreen Co....................   3,852,200
                                           ------------
                                              6,524,950
                                           ------------

            MERCHANDISE - SPECIALTY  - 1.28%
    41,000  American Greetings Corp.
             Class A ......................   1,404,250
    29,500  Charming Shoppes, Inc..........     154,875
    27,100  Circuit City Stores, Inc.......   1,070,450
    90,722 *CostCo Companies, Inc..........   3,061,868
   109,800  Gap, Inc.......................   3,760,650
   186,400  Home Depot, Inc................  11,743,200
    49,600  Ikon Office Solutions Inc......   1,438,400
       973  Jostens, Inc...................      23,960
    79,398  Limited, Inc...................   1,607,810
    34,000  Nordstrom, Inc.................   1,632,000
    16,800  Tandy Corp.....................     907,200
    21,800  TJX Companies, Inc.............   1,046,400
   106,625 *Toys "R" Us, Inc...............   3,318,703
                                           ------------
                                             31,169,766
                                           ------------

            MERCHANDISING - DEPARTMENT - 0.55%
    81,000  Dayton Hudson Corp.............$  3,898,125
    30,800  Dillards, Inc. Class A.........   1,039,500
    87,300 *Federated Department Stores,
             Inc . ........................   3,230,100
    94,300  May Department Stores Co.......   4,443,888
    16,000  Mercantile Stores Co., Inc.....     860,000
                                           ------------
                                             13,471,613
                                           ------------

            MERCHANDISING - FOOD - 0.60%
   108,100  Albertsons, Inc................   3,621,350
    56,700  American Stores Co.............   2,579,850
     6,900  Fleming Companies, Inc.........     131,100
    15,500  Giant Food Inc. Class A........     510,531
    15,300  Great Atlantic & Pacific Tea
             Co., Inc. ....................     422,663
    95,600 *Kroger Co......................   2,449,750
    16,700  Supervalu Inc..................     557,363
    71,900  SYSCO Corp.....................   2,507,513
    52,000  Winn-Dixie Stores, Inc.........   1,989,000
                                           ------------
                                             14,769,120
                                           ------------

            MERCHANDISING - MASS - 1.83%
   149,100 *CUC International Inc..........   3,429,300
   107,000  J.C. Penney Co., Inc...........   5,510,500
   190,300  KMart Corp.....................   2,664,200
   147,200  Sears Roebuck and Co...........   7,231,200
   841,600  Wal-Mart Stores, Inc...........  25,037,600
    35,000 *Woolworth Corp.................     844,375
                                           ------------
                                             44,717,175
                                           ------------

            METALS - ALUMINUM - 0.39%
    68,000  Alcan Aluminium Ltd............   2,439,500
    66,600  Aluminum Co. of America........   4,903,425
    33,100  Reynolds Metals Co.............   2,246,663
                                           ------------
                                              9,589,588
                                           ------------

            METALS - COPPER - 0.21%
    19,300  ASARCO Inc.....................     600,713
    58,732  Newmont Mining Corp............   2,297,884
    27,200  Phelps Dodge Corp..............   2,274,600
                                           ------------
                                              5,173,197
                                           ------------

            METALS - MISCELLANEOUS - 0.21%
    31,350  Cyprus Amax Minerals Co........     764,156
    57,075  Engelhard Corp.................   1,234,247

================================================================================
8             STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED  May 31, 1997
================================================================================


 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            METALS - MISCELLANEOUS - Continued
    47,000  Freeport-McMoran Copper & Gold
             Inc. Class B..................$  1,368,875
    52,400  Inco Limited...................   1,729,200
                                           ------------
                                              5,096,478
                                           ------------

            METALS - STEEL - 0.25%
    51,125  Allegheny Teldyne Inc..........   1,316,469
    22,300  Armco Inc......................      83,625
    21,900 *Bethlehem Steel Corp...........     219,000
    20,200  Inland Steel Industries, Inc...     497,425
    31,100  Nucor Corp.....................   1,834,900
    38,620  USX-US Steel Group, Inc........   1,245,495
    53,625  Worthington Industries, Inc....     992,063
                                           ------------
                                              6,188,977
                                           ------------

            MISCELLANEOUS  - 0.50%
   176,200  American Express Co............  12,245,900
                                           ------------

            MOBILE HOMES - 0.02%
    14,600  Fleetwood Enterprises, Inc.....     394,200
                                           ------------

            NATURAL GAS - DIVERSIFIED - 0.30%
    37,900  Coastal Corp...................   1,899,738
    11,200  ENSEARCH Corp..................     239,400
    55,200  NorAm Energy Corp..............     841,800
    65,829  PanEnergy Corp.................   3,077,506
    23,700  Sonat Inc......................   1,362,750
                                           ------------
                                              7,421,194
                                           ------------

            OIL - INTEGRATED DOMESTIC - 2.02%
    35,700  Amerada Hess Corp..............   1,909,950
   183,100  Amoco Corp.....................  16,364,562
    26,900  Ashland Oil, Inc...............   1,287,837
    60,100  Atlantic Richfield Co..........   8,744,550
    49,200  Burlington Resources,  Inc.....   2,287,800
    11,100  Kerr-McGee Corp................     718,725
   117,700  Occidental Petroleum Corp......   2,736,525
    40,800 *Oryx Energy Co.................     943,500
    18,500  Pennzoil Co....................   1,024,437
    96,300  Phillips Petroleum Co..........   4,092,749
    40,202 *Santa Fe Energy Resources, Inc.     608,055
    40,916  Sun Co., Inc...................   1,222,366
    96,000  Unocal Corp....................   4,092,000
   114,000  USX-Marathon Group.............   3,391,500
                                           ------------
                                             49,424,556
                                           ------------

            OIL - INTEGRATED
            INTERNATIONAL - 5.79%
   240,000  Chevron Corp...................$ 16,800,000
   912,000  Exxon Corp.....................  54,036,000
   150,900  Mobil Corp.....................  21,107,138
   195,500  Royal Dutch Petroleum
             Co. -  ADR ...................  38,171,375
   104,500  Texaco Inc.....................  11,403,563
                                           ------------
                                            141,518,076
                                           ------------

            OIL - SERVICE - PRODUCTS - 0.45%
    91,500  Schlumberger Ltd...............  10,899,938
                                           ------------

            OIL - SERVICES - 0.48%
    58,800  Baker Hughes Inc...............   2,205,000
    70,900  Dresser Industries, Inc........   2,428,325
    49,500  Halliburton Co.................   3,830,063
    34,300  McDermott International, Inc...     951,825
    25,500 *Rowan Companies, Inc...........     589,688
    26,800 *Western Atlas Inc..............   1,819,050
                                           ------------
                                             11,823,951
                                           ------------

            OIL/GAS PRODUCERS - 0.14%
     3,000  Helmerich & Payne, Inc.........     168,375
     8,700  Louisiana Land & Exploration
             Co. ..........................     448,050
    98,842  Union Pacific Resources Group
             Inc. .........................   2,854,063
                                           ------------
                                              3,470,488
                                           ------------

            PAPER/FOREST PRODUCTS  - 1.43%
    48,200  Avery Dennison Corp............   1,813,525
     8,366  Boise Cascade Corp.............     317,908
    37,900  Champion International Corp....   1,871,313
    39,200  Georgia-Pacific Corp...........   3,459,400
   114,918  International Paper Co.........   5,516,064
    42,400  James River Corp. of Virginia..   1,489,300
   209,732  Kimberly-Clark Corp............  10,512,817
    41,600  Louisiana Pacific Corp.........     811,200
    16,000  Mead Corp......................   1,020,000
     4,900  Potlatch Corp..................     210,088
    23,364 *Stone Container Corp...........     321,255
    35,450  Union Camp Corp................   1,861,125
    26,850  Westvaco Corp..................     839,063
    74,300  Weyerhaeuser Co................   3,705,713
    17,500  Willamette Industries, Inc.....   1,303,750
                                           ------------
                                             35,052,521
                                           ------------

            PHOTOGRAPHY - 0.46%
   123,850  Eastman Kodak Co...............$ 10,264,069
    18,100  Polaroid Corp..................     923,100
                                           ------------
                                             11,187,169
                                           ------------

            POLLUTION CONTROL - 0.39%
    82,500  Browning-Ferris Industries Inc.   2,701,875
    71,800  Laidlaw Inc. Class B...........     969,300
        50  Safety-Kleen Corp..............         781
   183,700  Waste Management, Inc..........   5,832,475
                                           ------------
                                              9,504,431
                                           ------------

            PUBLISHING - NEWS - 0.53%
    35,100  Dow Jones & Co., Inc...........   1,364,513
    53,900  Gannett Co., Inc...............   4,985,750
    42,400  Knight-Ridder, Inc.............   1,828,500
    24,800  New York Times Co. Class A.....   1,142,350
    39,732  Times Mirror Co................   2,229,959
    31,200  Tribune Co.....................   1,349,400
                                           ------------
                                             12,900,472
                                           ------------

            PUBLISHING/PRINTING - 0.35%
    44,800  Deluxe Corp....................   1,456,000
    64,500  Dun & Bradstreet Corp..........   1,685,063
    19,217  Harcourt General, Inc..........     910,405
    24,000  McGraw-Hill, Inc...............   1,311,000
    21,600  Moore Corp. Ltd................     480,600
    71,800  RR Donnelley & Sons Co.........   2,665,575
                                           ------------
                                              8,508,643
                                           ------------

            RAILROAD - 0.80%
    57,317  Burlington Northern Santa Fe...   4,757,310
    73,600  CSX  Corp......................   3,900,800
    48,300  Norfolk Southern Corp..........   4,691,138
    90,000  Union Pacific Corp.............   6,097,500
                                           ------------
                                             19,446,748
                                           ------------

            RESTAURANTS - 0.58%
    55,800  Darden Restaurants, Inc........     467,325
   258,500  McDonald's Corp................  12,989,624
    30,000  Wendy's International, Inc.....     701,250
                                           ------------
                                             14,158,199
                                           ------------

================================================================================
May 31, 1997  STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED             9
================================================================================



 NUMBER                                        MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            SAVINGS & LOAN - 0.22%
    25,100  Golden West Financial Corp.....$  1,700,525
    53,250  Great Western Financial Corp...   2,582,625
    24,900  H.F. Ahmanson & Co.............   1,014,675
                                           ------------
                                              5,297,825
                                           ------------

            SECURITIES RELATED - 0.85%
    65,100  Charles Schwab Corp............   2,644,688
   125,496  Dean Witter, Discover & Co.....   5,176,711
    63,700  Merrill Lynch & Co., Inc.......   6,752,200
    57,700  Morgan Stanley Group Inc.......   3,894,749
    41,500  Salomon Inc....................   2,225,438
                                           ------------
                                             20,693,786
                                           ------------

            SEMICONDUCTORS - 3.52%
    57,700 *Advanced Micro Devices, Inc....   2,308,000
    72,500 *Applied Materials, Inc.........   4,730,625
   302,000  Intel Corp.....................  45,753,000
    55,500 *LSI Logic Corp.................   2,317,125
    84,100 *Micron Technology, Inc.........   3,574,250
   218,900  Motorola, Inc..................  14,529,488
    46,700 *National Semiconductor Corp....   1,313,438
    76,900  Rockwell International Corp....   4,960,050
    72,800  Texas Instruments Inc..........   6,542,900
                                           ------------
                                             86,028,876
                                           ------------

            TELECOMMUNICATIONS - 2.02%
   202,100 *Airtouch Communications, Inc...   5,633,537
    56,300  ALLTEL Corp....................   1,850,862
    32,335 *Andrew Corp....................     881,129
    57,000 *DSC Communications Corp........   1,457,063
    47,300  Frontier Corp..................     869,138
    20,100  Harris Corp....................   1,781,363
   236,090  Lucent Technologies, Inc.......  15,021,226
    89,300  Northern Telecom Ltd...........   7,501,200
    29,500  Scientific-Atlanta, Inc........     534,688
    70,800 *Tellabs, Inc...................   3,557,699
   345,800 *WorldCom, Inc..................  10,244,324
                                           ------------
                                             49,332,229
                                           ------------

            TEXTILE - PRODUCTS - 0.10%
    26,100  Russell Corp...................     799,313
    19,700  V F Corp.......................   1,539,063
                                           ------------
                                              2,338,376
                                           ------------

            TOBACCO - 1.85%
    74,400  Fortune Brands, Inc............$  3,645,600
   891,000  Philip Morris Cos Inc..........  39,204,000
    85,600  UST Inc........................   2,439,600
                                           ------------
                                             45,289,200
                                           ------------

            TRUCKERS - 0.02%
    14,200  Caliber System, Inc............     454,400
                                           ------------

            UTILITIES - COMMUNICATION - 5.07%
   593,226  AT & T Corp....................  21,875,209
   201,900  Ameritech Corp.................  13,224,449
   161,200  Bell Atlantic Corp.............  11,284,000
   365,100  BellSouth Corp.................  16,566,412
   355,200  GTE Corp.......................  15,673,199
   269,100  MCI Communications Corp........  10,326,712
   164,200  NYNEX Corp.....................   8,825,750
   339,279  SBC Communications, Inc........  19,847,822
   130,600  Sprint Corp....................   6,383,075
                                           ------------
                                            124,006,628
                                           ------------

            UTILITIES - ELECTRIC - 2.35%
    58,900  American Electric Power, Inc...   2,400,175
    35,200  Baltimore Gas and Electric Co..     923,999
    60,100  Carolina Power & Light Co......   2,088,474
   105,700  Central & South West Corp......   2,246,125
    41,164  Cinergy Corp...................   1,440,740
    89,400  Consolidated Edison Co. of
             New York, Inc.................   2,603,775
    42,300  DTE Energy Co..................   1,126,238
    57,650  Dominion Resources, Inc........   1,996,130
    78,700  Duke Power Co..................   3,541,499
   170,200  Edison International...........   3,978,425
   110,500  Entergy Corp...................   2,914,438
    68,900  FPL Group, Inc.................   3,203,850
    32,600  GPU Inc........................   1,141,000
   127,600  Houston Industries, Inc........   2,647,699
    37,500 *Niagara Mohawk Power Corp......     328,124
    26,000  Northern States Power Co.......   1,274,000
    35,900  Ohio Edison Co.................     762,875
   161,400  P G & E Corp...................   3,732,375
    44,500  P P & L Resources Inc..........     895,563
    83,900  PacifiCorp.....................   1,667,513
   109,300  Peco Energy Co.................   2,076,700
   112,550  Public Service Enterprise
             Group ........................   2,785,613

            UTILITIES - ELECTRIC - Continued
   254,700  Southern Co....................$  5,412,374
   100,400  Texas Utilities Co.............   3,451,249
    81,400  Unicom Corp....................   1,851,850
    28,800  Union Electric Co..............   1,054,800
                                           ------------
                                             57,545,603
                                           ------------

            UTILITIES - GAS, DISTRIBUTION - 0.03%
    23,700  NICOR Inc......................     814,688
                                           ------------

            UTILITIES - GAS, PIPELINE - 0.47%
    22,000  Columbia Gas System, Inc.......   1,416,250
    44,100  Consolidated Natural Gas Co....   2,342,812
    98,000  Enron Corp.....................   3,993,499
    18,300  ONEOK Inc......................     553,575
    15,000  Pacific Enterprises............     491,249
     2,200  Peoples Energy Corp............      78,100
    60,150  Williams Companies, Inc........   2,654,119
                                           ------------
                                             11,529,604
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $1,341,383,385).........2,413,534,435
                                          -------------

    PAR
   VALUE
-----------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 1.00%

            CONSUMER FINANCE - 0.20%
$5,000,000  Beneficial Corp.,
             5.48% due 06/03/97............   4,998,477
                                           ------------

            FINANCE COMPANIES - 0.69%
 7,223,000  Ford Motor Credit Co.,
             5.55% due 06/05/97............   7,218,543
 9,682,000  General Motors Acceptance
             Corp., 5.53% due 06/03/97.....   9,679,023
                                           ------------
                                             16,897,566
                                           ------------

            SECURITIES RELATED - 0.11%
 2,688,000  Merrill Lynch & Co., Inc.,
             5.65% due 06/02/97............   2,687,578
                                           ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $24,583,621).............  24,583,621
                                           ------------

================================================================================
10            STOCK INDEX FUND - STATEMENT OF NET ASSETS CONTINUED  May 31, 1997
================================================================================

    PAR                                        MARKET
   VALUE                                        VALUE
--------------------------------------------------------
            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.05%

            U.S. TREASURY BILLS - 0.05%
            United States Treasury Bills:
$1,000,000   4.99% due 08/21/97.......... $      988,756
   200,000   4.81% due 08/21/97..........        197,835
                                          --------------

            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM
             (Cost $1,186,591)...........      1,186,591
                                          --------------

            TOTAL INVESTMENTS
            (Cost $1,367,153,597) -
              99.80% ....................  2,439,304,647
            Other assets and liabilities,
             net - 0.20%.................      4,894,878
                                          --------------

            NET ASSETS (equivalent
             to $26.09 per share on
             93,687,435 shares
             outstanding) - 100%......... $2,444,199,525
                                          ==============
           *Non-income producing
                                           UNREALIZED
CONTRACTS                                 APPRECIATION
---------                                 ------------
       FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/97)
    57(2)   S&P 500 Index Futures
             (June/$850.60)...............$      323,500
                                          ==============

            (1)U.S.Treasury Bills with a market value of
               approximately $1,200,000 were maintained in a
               segregated account with a portion placed as
               collateral for futures contracts.
            (2)Per 500
                                               MARKET
                                               VALUE
                                               ------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  93,687,435 shares outstanding.......... $      936,874
Additional paid in capital...............  1,357,087,077
Undistributed net realized gain on
 securities .............................     13,320,453
Undistributed net investment income......        380,571
Unrealized appreciation of:
  Investments...........  $1,072,151,050
  Futures ..............         323,500   1,072,474,550
                          --------------  --------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................ $2,444,199,525
                                          ==============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                    STOCK INDEX FUND - FINANCIAL STATEMENTS                  11
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Dividends .......................................................................    $  40,617,795
Interest ........................................................................        1,650,621
                                                                                     -------------
  Total investment income .......................................................       42,268,416
                                                                                     -------------

EXPENSES:
Advisory fees ...................................................................        5,543,535
Custodian and accounting services ...............................................          712,922
Reports to shareholders .........................................................          278,292
Audit fees and tax services .....................................................           74,760
Directors' fees and expenses ....................................................           47,386
Miscellaneous ...................................................................          118,984
                                                                                     -------------
  Total expenses ................................................................        6,775,879
NET INVESTMENT INCOME ...........................................................       35,492,537
                                                                                     -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain on:
  Investments ...................................................   $   9,929,103
  Futures contracts .............................................       4,849,795       14,778,898
                                                                    -------------    -------------
Net unrealized appreciation (depreciation) of securities
  during the year:
  Investments ...................................................     489,223,396
                                                                    -------------
  Futures contracts .............................................         (95,175)     489,128,221
                                                                    -------------    -------------
   Net realized and unrealized gain on securities during the year................      503,907,119
                                                                                     -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................    $ 539,399,656
                                                                                     =============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                             1997               1996
                                                        ---------------    ---------------
OPERATIONS:
Net investment income ...............................   $    35,492,537    $    30,725,263
                                                        ---------------    ---------------
Net realized gain on securities .....................        14,778,898         14,548,606
Net unrealized appreciation of securities
 during the year ....................................       489,128,221        322,971,346
                                                        ---------------    ---------------
  Increase in net assets resulting from operations ..       539,399,656        368,245,215
                                                        ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...............................       (35,484,625)       (30,481,712)
Net realized gain on securities .....................       (14,806,928)       (30,841,988)
                                                        ---------------    ---------------
  Decrease in net assets resulting from distributions
   to shareholders ..................................       (50,291,553)       (61,323,700)
                                                        ---------------    ---------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ....................       241,746,270        195,841,204
Proceeds from capital stock issued for distributions
  reinvested ........................................        50,291,553         61,323,700
                                                        ---------------    ---------------
                                                            292,037,823        257,164,904
Cost of capital stock repurchased ...................       (97,732,690)       (71,292,243)
                                                        ---------------    ---------------
  Increase in net assets resulting from capital stock
   transactions .....................................       194,305,133        185,872,661
                                                        ---------------    ---------------
TOTAL INCREASE IN NET ASSETS ........................       683,413,236        492,794,176

NET ASSETS:
Beginning of year ...................................     1,760,786,289      1,267,992,113
                                                        ---------------    ---------------
End of year (including undistributed net
  investment income of $380,571 and $372,659) .......   $ 2,444,199,525    $ 1,760,786,289
                                                        ===============    ===============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ........................        10,718,393         10,230,862
Shares issued for distributions reinvested ..........         2,200,590          3,223,528
Shares of capital stock repurchased .................        (4,348,853)        (3,788,544)
                                                        ---------------    ---------------
  Increase in shares outstanding ....................         8,570,130          9,665,846
Shares outstanding:
  Beginning of year .................................        85,117,305         75,451,459
                                                        ---------------    ---------------
  End of year .......................................        93,687,435         85,117,305
                                                        ===============    ===============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
12                MIDCAP INDEX FUND - STATEMENT OF NET ASSETS       May 31, 1997
================================================================================

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            COMMON STOCKS - 98.92%

            ADVERTISING - 0.60%
    62,764  Omnicom Group, Inc.............$  3,640,312
                                           ------------

            AEROSPACE/DEFENSE - 1.03%
    21,780  Gencorp Inc....................     460,102
    19,371  OEA, Inc.......................     731,254
    18,155 *Rohr, Inc......................     383,523
     5,900  Sequa Corp. Class A............     287,624
    48,674  Sunstrand Corp.................   2,421,531
    12,210  Teleflex Inc...................     752,440
    16,661  Thiokol Corp...................   1,197,508
                                           ------------
                                              6,233,982
                                           ------------

            AIRLINES - 0.15%
    11,721 *Alaska Air Group, Inc..........     291,560
    24,274  ASA Holdings, Inc..............     634,158
                                           ------------
                                                925,718
                                           ------------

            APPAREL & PRODUCTS - 0.95%
    20,900 *Ann Taylor Stores Corp.........     485,924
    38,553  Cintas Corp....................   2,390,285
    39,271  Claire's Stores, Inc...........     755,966
    25,424  Land's End, Inc................     765,897
    42,700  Warnaco Group Inc. Class A.....   1,398,424
                                           ------------
                                              5,796,496
                                           ------------

            APPLIANCES/FURNISHINGS - 1.04%
    39,859  Heilig-Meyers Co...............     657,673
    41,528  Herman Miller, Inc.............   1,484,625
    27,501  Lancaster Colony Corp..........   1,237,545
    72,076  Leggett & Platt, Inc...........   2,720,868
     6,104  National Presto Industries,
             Inc. .........................     230,425
                                           ------------
                                              6,331,136
                                           ------------

            AUTO - ORIGINAL EQUIPMENT - 1.23%
    16,925  Arvin Industries, Inc..........     469,668
    20,400  Carlisle Cos Inc...............     622,199
    46,542  Danaher Corp...................   2,257,286
    17,418  Donaldson Co., Inc.............     637,933
    31,470  Federal-Mogul Corp.............     916,563
    50,245  Mark IV Industries, Inc........   1,174,476
    26,928  Modine Manufacturing Co........     787,643
    23,200  Superior Industries
              International, Inc. .........     591,599
                                           ------------
                                              7,457,367
                                           ------------

            AUTO - OTHER - 0.45%
    61,070  Harley-Davidson, Inc...........$  2,732,883
                                           ------------

            AUTO - REPLACEMENT PARTS - 0.13%
    16,121  Kaydon Corp....................     800,005
                                           ------------

            BANKS - OTHER - 1.38%
    54,302  First Tennessee National Corp..   2,450,377
   117,200  Firstar Corp...................   3,501,349
    50,800  Union Planters Corp............   2,400,299
                                           ------------
                                              8,352,025
                                           ------------

            BANKS - REGIONAL - 7.54%
    46,428  Central Fidelity Banks, Inc....   1,358,018
    40,955  City National Corp.............     988,038
    86,972  Crestar Financial Corp.........   3,304,935
    22,018  Dauphin Deposit Corp...........     971,543
    48,643  First of America Bank Corp.....   3,350,286
    92,341  First Security Corp............   2,262,354
    26,575  First Virginia Banks, Inc......   1,488,199
   106,200  Hibernia Corp. Class A.........   1,407,149
    74,048  Marshall & Ilsley Corp.........   2,952,663
    58,334  Mercantile Bankcorporation Inc.   3,441,705
    35,756  Mercantile Bankshares Corp.....   1,421,301
    90,306  Northern Trust Corp............   4,436,282
    32,834  Pacific Century Financial Corp.   1,510,364
    49,909  Regions Financial Corp.........   2,982,063
    76,487  SouthTrust Corp................   2,973,432
   130,344  State Street Corp..............   5,816,601
    75,403  Summit Bancorporation..........   3,723,023
    31,878  Wilmington Trust Corp..........   1,422,556
                                           ------------
                                             45,810,512
                                           ------------

            BEVERAGE - SOFT DRINKS - 1.39%
   309,309  Coca Cola Enterprises, Inc.....   6,534,153
    61,200 *Starbucks Corp.................   1,927,800
                                           ------------
                                              8,461,953
                                           ------------

            BROADCASTING - 0.65%
    52,428  A.H. Belo Corp. ...............   2,018,478
    25,130 *Chris-Craft Industries, Inc....   1,074,308
    24,416  TCA Cable TV, Inc..............     824,040
                                           ------------
                                              3,916,826
                                           ------------

            BUILDING MATERIALS - 1.14%
    12,766  CalMat Co......................$    253,724
    33,600  Fastenal Co....................   1,570,800
    23,125  HON INDUSTRIES, Inc............   1,121,563
    72,465  RPM, Inc.......................   1,376,835
    15,200  Southdown, Inc.................     613,700
    27,000  Vulcan Materials Co............   1,971,000
                                           ------------
                                              6,907,622
                                           ------------

            CHEMICAL - MAJOR - 0.15%
    49,625  Albemarle Corp.................     930,469
                                           ------------

            CHEMICAL - MISCELLANEOUS - 2.85%
    30,373  A. Schulman Inc................     675,799
    51,800 *Airgas, Inc....................     880,600
    22,580  Betz Laboratories, Inc.........   1,439,475
    64,637  Crompton & Knowles Corp........   1,510,890
    35,900 *Cytec Industries, Inc..........   1,404,588
    19,068  Dexter Corp....................     574,424
    95,700  Ethyl Corp.....................     897,188
    22,547  Ferro Corp.....................     842,694
    28,233  Georgia Gulf Corp..............     779,937
    11,364  H.B. Fuller Co.................     627,861
    41,836  M.A. Hanna Co..................     967,458
    28,193  Lawter International, Inc......     324,220
    48,119  Lubrizol Corp..................   1,714,239
    67,278  Lyondell Petrochemical Co......   1,480,116
    18,700  Minerals Technologies Inc......     738,650
     4,355  NCH Corp.......................     283,619
    40,342  Olin Corp......................   1,654,022
    26,525  Rollins, Inc...................     517,238
                                           ------------
                                             17,313,018
                                           ------------

            CONGLOMERATES - 1.05%
    43,398  Alexander & Baldwin, Inc.......   1,177,171
    71,200  Dial Corp......................   1,192,600
    37,600 *Litton Industries, Inc.........   1,701,400
     5,100 *MAXXAM, Inc....................     224,400
    40,200  Ogden Corp.....................     783,900
    75,300  Viad Corp......................   1,308,338
                                           ------------
                                              6,387,809
                                           ------------

            CONSUMER FINANCE - 0.36%
    68,700  Capital One Financial..........   2,206,988
                                           ------------

===============================================================================
May 31, 1997  MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          13
===============================================================================

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            CONTAINERS - PAPER - 0.71%
    19,814  Chesapeake Utilities Corp......$    663,769
    34,122 *Sealed Air Corp................   1,565,347
    71,536  Sonoco Products Co.............   2,083,486
                                           ------------
                                              4,312,602
                                           ------------

            COSMETICS/TOILETRIES - 0.25%
    31,188  Tambrands Inc..................   1,504,821
                                           ------------

            DRUGS - 3.35%
    29,904  Bergen Brunswig Corp. Class A..   1,136,352
    58,652 *Biogen, Inc....................   1,946,513
    42,046  Carter-Wallace Inc.............     693,759
    55,788 *Centocor, Inc..................   1,966,527
   137,580  Chiron Corp....................   2,596,823
    41,125 *Covance Inc....................     765,953
    47,658  CVS Corp.......................   2,281,645
    34,141 *Forest Laboratories, Inc.......   1,442,457
    55,442 *Genzyme Corp...................   1,323,678
    97,736 *IVAX Corp......................   1,050,662
    34,100  McKesson Corp..................   2,561,763
   104,734  Mylan Laboratories Inc.........   1,584,102
    18,900  R.P. Scherer Corp..............     992,250
                                           ------------
                                             20,342,484
                                           ------------

            ELECTRICAL EQUIPMENT - 2.27%
    75,186 *American Power Conversion Corp.   1,748,075
    32,431  AMETEK, Inc....................     758,075
    55,270  Hubbell Inc. Class B...........   2,514,785
   101,666  Molex Inc......................   3,964,974
    50,396 *Quantum Corp...................   1,959,145
    68,446 *Teradyne, Inc..................   2,806,286
                                           ------------
                                             13,751,340
                                           ------------

            ELECTRONIC INSTRUMENTS - 1.92%
    40,676 *Arrow Electronics, Inc.........   2,323,618
    17,966 *Exabyte Corp...................     253,770
    38,750 *Imation Corp...................     930,000
    63,000 *Integrated Device Technology,
             Inc. .........................     885,938
    25,521 *MagnaTek, Inc..................     446,618
    31,300  Pittston Brink's Group.........     978,125
    59,779  Sensormatic Electronics Corp...     934,047
    31,909  Symbol Technologies, Inc.......   1,001,145
    25,116  Varian Associates, Inc.........   1,331,148
    20,273 *VeriFone, Inc..................   1,036,457

            ELECTRONIC INSTRUMENTS - Continued
    51,928 *Vishay Intertechnology,  Inc...$  1,525,378
                                           ------------
                                             11,646,244
                                           ------------

            ENTERTAINMENT - 0.19%
    34,800 *GTECH Holdings Corp............   1,144,050
                                           ------------

            FERTILIZERS - 0.48%
    74,746  IMC Global, Inc................   2,924,437
                                           ------------

            FINANCE COMPANIES - 0.76%
    97,100  SunAmerica, Inc................   4,587,975
                                           ------------

            FOODS - 3.01%
    32,182  Dean Foods Co..................   1,222,916
    48,509  Dole Food Co., Inc.............   2,061,633
    14,118  Dreyer's Grand Ice Cream, Inc..     518,837
    78,504  Flowers Industries, Inc........   1,383,633
    57,900  Hormel Foods Corp..............   1,461,975
    77,500  IBP, Inc.......................   1,821,250
    10,312  International Multifoods Corp..     291,314
    28,200  Interstate Bakeries Corp.......   1,515,750
    18,171  J.M. Smucker Co. Class A.......     352,063
    23,271  Lance, Inc.....................     459,602
    63,778  McCormick & Co., Inc...........   1,666,200
    34,721  Trinity Industries, Inc........   1,041,630
   174,486  Tyson Foods, Inc. Class A......   3,576,963
    25,229  Universal Foods Corp...........     905,090
                                           ------------
                                             18,278,856
                                           ------------

            FOOTWEAR - 0.44%
    28,900 *Nine West Group, Inc...........   1,112,650
    33,100 *Payless ShoeSource, Inc........   1,568,113
                                           ------------
                                              2,680,763
                                           ------------

            FREIGHT - 0.40%
    17,573  Airborne Freight Corp..........     672,167
    20,160  APL Ltd........................     609,840
    37,300  J.B. Hunt Transport Services,
             Inc. .........................     568,825
    30,371  Overseas Shipholding Group
             Inc. .........................     573,253
                                           ------------
                                              2,424,085
                                           ------------

            HARDWARE & TOOLS - 0.03%
     7,355  Lawson Products, Inc...........     183,875

            HEALTHCARE - 2.62%
    46,400  Allegiance Corp................$  1,258,600
    40,800 *Apria Healthcare Group, Inc....     734,400
    96,949 *Foundation Health Systems
             Class A ......................   2,896,351
    27,186  Healthcare COMPARE Corp........   1,342,309
    42,100 *Horizon/CMS Healthcare Corp....     768,325
   111,880  Laboratory Corp. of America
             Holdings......................     321,654
    51,191 *NovaCare, Inc..................     646,286
    62,600 *Oxford Health Plans, Inc.......   4,413,300
    32,874 *PacifiCare Health System, Inc.
             Class B.......................   2,605,265
    44,185 *Value Health, Inc..............     894,746
                                           ------------
                                             15,881,236
                                           ------------

            HEAVY DUTY TRUCKS/PARTS - 0.15%
    36,704  Federal Signal Corp............     935,952
                                           ------------

            HOME BUILDERS - 0.24%
    96,825  Clayton Homes, Inc.............   1,464,478
                                           ------------

            HOSPITAL MANAGEMENT - 0.87%
    40,400 *Health Care & Retirement Corp..   1,373,600
    50,500 *Healthsource, Inc..............   1,085,750
    67,100 *Medaphis Corp..................     532,606
    55,900 *Vencor, Inc....................   2,277,925
                                           ------------
                                              5,269,881
                                           ------------

            HOSPITAL SUPPLIES - 1.66%
    19,835 *Acuson Corp....................     515,710
    14,510 *Advanced Technology
             Laboratories, Inc.............     562,263
    20,833  Beckman Instruments, Inc.......     971,339
    17,568 *Datascope Corp.................     333,792
    21,900  DENTSPLY International Inc.....   1,100,475
     9,309  Diagnostic Products Corp.......     278,106
    54,000  Hillenbrand Industries, Inc....   2,544,750
    48,636 *Nellcor Puritan Bennett, Inc...   1,039,595
    78,182  Stryker Corp...................   2,726,597
                                           ------------
                                             10,072,627
                                           ------------

            HOUSEHOLD PRODUCTS - 0.55%
    58,400 *Bed Bath & Beyond, Inc.........   1,657,100
    12,914  Church & Dwight Co., Inc.......     342,221
    31,646  First Brands Corp..............     830,708

================================================================================
14          MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            HOUSEHOLD PRODUCTS - Continued
    15,764  Stanhome Inc...................$    494,596
                                           ------------
                                              3,324,625
                                           ------------

            HUMAN RESOURCES - 1.19%
    30,303  Kelly Services Inc. Class A....     890,151
    66,300  Manpower Inc...................   2,966,925
    61,750  Olsten Corp....................   1,211,844
    49,700 *Robert Half International, Inc.   2,130,888
                                           ------------
                                              7,199,808
                                           ------------

            INFORMATION PROCESSING - 8.14%
    48,373  ACNielson......................     816,294
    76,400 *America Online, Inc............   4,221,100
    35,262 *AST Research, Inc..............     185,126
    81,504 *BMC Software, Inc..............   4,411,404
    65,878 *Cadence Design Systems, Inc....   2,190,444
    39,439  Comdisco, Inc..................   1,454,313
    69,600 *Compuware Corp.................   3,227,700
    59,251  Diebold, Inc...................   2,221,913
    43,300 *Electronic Arts................   1,385,600
    36,764 *FIserv, Inc....................   1,511,920
    29,268 *Information Resources, Inc.....     439,020
   121,200 *Informix Corp..................   1,090,800
    52,707 *Mentor Graphics Corp...........     401,891
    82,173 *NCR Corp.......................   2,670,623
    91,257  Paychex, Inc...................   3,353,696
    17,018 *Policy Management Systems Corp.     808,355
    71,608  Reynolds and Reynolds Co.
             Class A ......................   1,673,837
    27,525  Sequent Computer Systems, Inc..     464,484
    44,300 *Solectron Corp.................   2,768,750
    74,752 *Sterling Commerce Inc..........   2,485,504
    47,890 *Storage Technology Corp........   1,951,518
    19,025 *Stratus Computer, Inc..........     870,394
    26,773 *Structural Dynamics Research
             Corp. ........................     655,939
    31,800 *SunGard Data Systems, Inc......   1,351,500
    44,712 *Symantec Corp..................     852,323
    71,100 *U.S. Robotics Corp.............   5,972,400
                                           ------------
                                             49,436,848
                                           ------------

            INSURANCE - CASUALTY - 1.32%
    49,333  American Financial Group, Inc..   1,874,654
    58,062  Progressive Corp...............   4,594,156
    17,218  Transatlantic Holdings, Inc....   1,543,163
                                           ------------
                                              8,011,973
                                           ------------

            INSURANCE - MISCELLANEOUS - 0.72%
    25,700  AMBAC  Inc.....................$  1,927,500
    17,766  Hartford Steam Boiler Inspection
             & Insurance Co................     906,066
    28,100  PMI Group Inc..................   1,541,988
                                           ------------
                                              4,375,554
                                           ------------

            INSURANCE - MULTILINE - 1.39%
   111,325  AFLAC Inc......................   5,677,575
    51,586  Provident Companies Inc........   2,772,748
                                           ------------
                                              8,450,323
                                           ------------

            LEISURE TIME - 1.51%
    57,100  Callaway Golf Co...............   1,841,475
    79,425 *Circus Circus Enterprises, Inc.   2,065,050
   101,402  International Game Technology..   1,799,886
   146,190 *Mirage Resorts, Inc............   3,490,286
                                           ------------
                                              9,196,697
                                           ------------

            LODGING - 0.24%
         1  Deltic Timber Corp.............          12
    39,900 *Promus Hotel Corp..............   1,441,388
                                           ------------
                                              1,441,400
                                           ------------

            MACHINERY - AGRICULTURE - 0.25%
    47,500  Agco Corp......................   1,514,063
                                           ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.14%
    17,271  Granite Construction, Inc......     345,420
    18,168 *Jacobs Engineering Group, Inc..     488,265
                                           ------------
                                                833,685
                                           ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 1.15%
    24,573  Albany International Corp.
             Class A ......................     559,036
    23,818  Durco International, Inc.......     672,859
    29,576  Keystone International, Inc....     964,917
    28,000  Newport News Shipbuilding......     465,500
    12,714  Nordson Corp...................     686,556
    27,133  Stewart & Stevenson Services,
             Inc. .........................     725,808
    17,500  Tecumseh Products Co. Class A..     990,938
    32,500 *Watson Pharmaceuticals, Inc....   1,271,563
    26,324  Watts Industries, Inc. Class
             A ............................     654,810
                                           ------------
                                              6,991,987
                                           ------------

            MERCHANDISE - DRUG - 0.13%
    66,600 *Perrigo Co.....................$    799,200
                                           ------------

            MERCHANDISE - SPECIALTY - 3.74%
    34,900 *Best Buy Co., Inc..............     475,513
    53,875 *Consolidated Stores Corp.......   2,060,719
    74,182  Dollar General Corp............   2,494,369
    17,723  Duty Free International, Inc...     276,922
    38,100  Fingerhut Companies, Inc.......     671,513
    16,171 *Gibson Greetings, Inc..........     351,719
    10,157  Hancock Fabrics, Inc...........     124,423
    29,027 *Intelligent Electronics, Inc...      78,010
    62,000 *Kohl's Corp....................   3,340,250
    23,821 *Mac Frugal's Bargains
             Close-outs Inc. ..............     708,675
    28,400 *Micro Warehouse, Inc...........     489,900
   128,337 *Office Depot, Inc..............   2,213,813
    97,700 *OfficeMax, Inc.................   1,355,588
    53,711  Sotheby's Holdings, Inc.
             Class A ......................     832,521
   130,050 *Staples, Inc...................   2,861,100
    28,236  Tiffany & Co...................   1,309,445
    54,716  Unisource Worldwide, Inc.......     950,691
    67,500 *Viking Office Products, inc....   1,274,063
    26,786 *Waban Inc......................     813,625
                                           ------------
                                             22,682,859
                                           ------------

            MERCHANDISING - FOOD - 0.29%
    31,300  Hannaford Bros. Co.............   1,091,588
    30,400  Ruddick Corp...................     459,800
    15,268  Savannah Foods & Industries,
             Inc. .........................     238,563
                                           ------------
                                              1,789,951
                                           ------------

            MERCHANDISING - MASS - 0.41%
    45,707  Family Dollar Stores, Inc......   1,176,955
    22,300  Fred Meyer, Inc................   1,023,013
    81,724 *Service Merchandise Co., Inc...     265,603
                                           ------------
                                              2,465,571
                                           ------------

            METALS - ALUMINUM - 0.26%
    40,667 *Alumax Inc.....................   1,570,763
                                           ------------

            METALS - MISCELLANEOUS - 0.39%
    13,700  Brush Wellman Inc..............     291,125
    21,606  Kennametal, Inc................     858,839
    19,450  Precision Castparts Corp.......   1,215,625
                                           ------------
                                              2,365,589
                                           ------------

===============================================================================
May 31, 1997  MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          15
===============================================================================

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            METALS - STEEL - 0.55%
    12,610  Carpenter Technology Corp......$    545,383
    13,457  Cleveland-Cliffs Inc...........     568,558
    39,742  Harsco Corp....................   1,549,938
    15,516  Lukens Inc.....................     304,502
    18,323  Oregon Steel Mills, Inc........     343,556
                                           ------------
                                              3,311,937
                                           ------------

            MISCELLANEOUS - 0.64%
   124,500  Equifax Inc....................   3,890,625
                                           ------------

            NATURAL GAS - DIVERSIFIED - 1.03%
    44,100  El Paso Natural Gas Co.........   2,612,925
    37,743  Questar Corp...................   1,481,413
    48,832 *Seagull Energy Corp............     878,976
    34,991  Valero Energy Corp.............   1,250,928
                                           ------------
                                              6,224,242
                                           ------------

            OIL - INTEGRATED DOMESTIC - 0.29%
    45,160  MAPCO Inc......................   1,433,830
    22,414  Quaker State Corp..............     339,012
                                           ------------
                                              1,772,842
                                           ------------

            OIL - INTEGRATED
            INTERNATIONAL - 0.28%
    36,046  Murphy Oil Corp................   1,671,633
                                           ------------

            OIL - SERVICE - PRODUCTS - 1.07%
    30,021 *BJ Services Co.................   1,658,660
   102,300 *Noble Drilling Corp............   2,225,025
    55,625 *Parker Drilling Co.............     535,391
    22,586 *Varco International, Inc.......     621,115
    42,082 *Weatherford Enterra, Inc.......   1,436,049
                                           ------------
                                              6,476,240
                                           ------------

            OIL - SERVICES - 2.93%
    58,800 *ENSCO International, Inc.......   2,932,650
   139,115 *Global Marine Inc..............   3,130,088
    71,639 *Nabors Industries, Inc.........   1,607,400
    33,346 *Smith International, Inc.......   1,746,497
    50,492  Tidewater, Inc.................   2,126,976
    41,800  Transocean Offshore, Inc.......   2,884,200
    46,146  Witco Corp.....................   1,707,402
    33,900  York International Corp........   1,644,150
                                           ------------
                                             17,779,363
                                           ------------

            OIL/GAS PRODUCERS - 2.09%
    49,555  Anadarko Petroleum Corp........$  3,121,965
    72,798  Apache Corp....................   2,493,332
    57,680  Cabot Corp.....................   1,478,050
    44,435  Noble Affiliates, Inc..........   1,871,824
    29,500  Parker & Parsley Petroleum Co..   1,003,000
    70,866  Ranger Oil Ltd.................     744,093
    60,280  Ultramar Diamond Shamrock Corp.   1,989,240
                                           ------------
                                             12,701,504
                                           ------------

            PAPER/FOREST PRODUCTS - 1.29%
    30,639  Bowater Inc....................   1,512,801
    35,135  Consolidated Papers, Inc.......   1,914,858
    36,739  Longview Fibre Co..............     619,971
    29,200  P. H. Glatfelter Co............     511,000
    32,376  Pentair Inc....................   1,064,361
    24,900  Rayonier Inc...................   1,067,588
    19,770  Standard Register Co...........     689,479
    25,561  Wausau Paper Mills Co..........     479,269
                                           ------------
                                              7,859,327
                                           ------------

            PHOTOGRAPHY - 0.02%
     6,453  CPI Corp.......................     120,994
                                           ------------

            POLLUTION CONTROL - 1.05%
    25,533  Calgon Carbon Corp.............     357,462
    57,600 *United States Filter Corp......   1,814,400
   115,900 *USA Waste Services, Inc........   4,201,375
                                           ------------
                                              6,373,237
                                           ------------

            PUBLISHING - NEWS - 0.79%
    33,600  Lee Enterprises, Inc...........     848,400
    18,868  Media General, Inc. Class A....     576,653
     8,761  Washington Post Co. Class B....   3,378,461
                                           ------------
                                              4,803,514
                                           ------------

            PUBLISHING/PRINTING - 0.55%
    29,886  Banta Corp.....................     829,337
    24,625 *Golden Books Family
             Entertainment, Inc............     280,109
    14,616  Houghton Mifflin Co............     865,998
    12,900 *Scholastic Corp................     383,775
    35,428  Wallace Computer Services,
             Inc. .........................     991,984
                                           ------------
                                              3,351,203
                                           ------------

            RAILROAD - 0.72%
    16,212  GATX Corp......................$    920,031
    49,577  Illinois Central Corp..........   1,790,969
    30,332  Kansas City Southern
             Industries, Inc. .............   1,664,469
                                           ------------
                                              4,375,469
                                           ------------

            RESTAURANTS - 0.94%
    38,533  Bob Evans Farms, Inc...........     544,279
    58,955 *Brinker International, Inc.....     818,001
    37,432 *Buffets, Inc...................     332,209
    49,266  Cracker Barrel Old Country
             Store, Inc....................   1,428,714
    12,880 *International Dairy Queen,
             Inc. Class A..................     299,460
    34,200 *Lone Star Steakhouse & Saloon..     786,600
    39,100 *Outback Steakhouse Inc.........     909,075
    19,788  Sbarro, Inc....................     578,799
                                           ------------
                                              5,697,137
                                           ------------

            SECURITIES RELATED - 2.53%
    66,476  A.G. Edwards, Inc..............   2,467,922
    98,484  Bear Stearns Co. Inc...........   3,200,729
   103,602  Franklin Resources, Inc........   6,708,230
    83,600  Paine Webber Group Inc.........   2,967,800
                                           ------------
                                             15,344,681
                                           ------------

            SEMICONDUCTORS - 3.66%
    71,440 *Altera Corp....................   3,786,320
   126,038 *Analog Devices, Inc............   3,371,508
    80,400 *Atmel Corp.....................   2,311,500
    35,088  Avnet, Inc.....................   2,210,544
    53,836 *Cirrus Logic, Inc..............     646,032
    65,582 *Cypress Semiconductor Corp.....     934,544
    62,254  Linear Technology Corp.........   3,120,482
    49,600 *Maxim Integrated Products......   2,666,000
    58,881 *Xilinx, Inc....................   3,157,494
                                           ------------
                                             22,204,424
                                           ------------

            TELECOMMUNICATIONS - 1.99%
   107,228  ADC Communications, Inc........   3,672,559
    39,242  COMSAT Corp....................     882,945
    63,200 *LCI International, Inc.........   1,532,600
   187,900 *Nextel Communications, Inc.
             Class A ......................   2,771,525

===============================================================================
16          MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED  May 31, 1997
===============================================================================

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
            TELECOMMUNICATIONS - Continued
    41,640 *Octel Communications Corp......$    801,570
    99,601 *360 Communications Co..........   1,879,969
    40,740 *Vanguard Cellular Systems, Inc.
             Class A.......................     534,713
                                           ------------
                                             12,075,881
                                           ------------

            TEXTILE - PRODUCTS - 0.99%
    49,900 *Burlington Industries, Inc.....     548,900
    43,500 *Jones Apparel Group, Inc.......   2,039,063
   108,510  Shaw Industries Inc............   1,356,375
    49,429  Unifi, Inc.....................   1,594,085
    25,184  Wellman, Inc...................     450,164
                                           ------------
                                              5,988,587
                                           ------------

            TOBACCO - 0.18%
    30,635  Universal Corp.................   1,114,348
                                           ------------

            TRUCKERS - 0.24%
    17,614  Arnold Industries, Inc.........     295,035
    35,600  CNF Transportation, Inc........   1,148,100
                                           ------------
                                              1,443,135
                                           ------------

            UTILITIES - COMMUNICATION - 0.97%
    23,318  Aliant Communications, Inc.....     478,019
    48,050  Century Telephone Enterprises,
             Inc. .........................   1,453,513
    52,964  Southern New England
             Telecommunications Corp.......   2,065,596
    49,291  Telephone and Data Systems,
             Inc. .........................   1,913,107
                                           ------------
                                              5,910,235
                                           ------------

            UTILITIES - ELECTRIC - 9.13 %
    61,336 *AES Corp.......................   4,400,858
    97,514  Allegheny Power System, Inc....   2,547,553
    44,235  Atlantic Energy, Inc...........     729,878
     5,253  Black Hills Corp...............     151,024
    50,100 *Calenergy, Inc.................   2,066,625
    16,159  Central Louisiana Electric Co..     408,015
    30,416  Central Maine Power Co.........     338,378
    74,264  CMS Energy Corp................   2,497,127
    48,537  Delmarva Power & Light Co......     843,330
    77,862  Florida Progress Corp..........   2,287,196
    18,866  Hawaiian Electric Industries,
             Inc. .........................     653,235
    26,223  Idaho Power Co.................     786,690
    61,100  Illinova Corp..................   1,336,563

            UTILITIES - ELECTRIC - Continued
    13,859  Indiana Energy, Inc............$    330,884
    45,764  IPALCO Enterprises, Inc........   1,424,405
    58,419  Kansas City Power & Light Co...   1,628,430
    62,542  LG&E Energy Corp...............   1,438,466
    75,334  MidAmerican Energy Co..........   1,271,261
    18,718  Minnesota Power & Light Co.....     542,822
    43,857  Montana Power Co...............     997,747
    28,833  Nevada Power Co................     594,681
    52,017  New England Electrical System..   1,801,089
    56,621  New York State Electric &
             Gas Corp......................   1,231,507
    47,972  NIPSCO Industries, Inc.........   1,942,866
   117,333 *Northeast Utilities............   1,070,664
    32,446  OGE Energy Corp................   1,395,178
    70,123  Pinnacle West Capital Corp.....   2,059,863
    41,591  Portland General Corp..........   1,663,640
    96,364  Potomac Electric Power Co......   2,216,372
    51,912  Public Service Co. of Colorado.   2,095,947
    37,837  Public Service Co. of New
             Mexico .......................     666,877
    69,562  Puget Sound Energy Inc.........   1,730,355
    84,688  SCANA Corp.....................   2,117,200
    39,848  Southwestern Public Service Co.   1,494,300
    94,220  TECO Energy, Inc...............   2,343,723
    35,188  UtiliCorp United Inc...........     950,076
    29,424  Washington Gas Light Co........     724,566
    89,252  Wisconsin Energy Corp..........   2,153,205
    18,416  WPL Holdings, Inc..............     508,742
                                           ------------
                                             55,441,338
                                           ------------

            UTILITIES - GAS, DISTRIBUTION - 1.52%
    46,436  AGL Resources, Inc.............     888,089
    38,505  Brooklyn Union Gas Co..........   1,073,327
    60,168  MCN Energy Group Inc...........   1,782,477
    31,578  National Fuel Gas Co...........   1,306,540
   127,246  Tosco Corp.....................   4,151,401
                                           ------------
                                              9,201,834
                                           ------------

            WATER SERVICES - 0.21%
    58,800  American Water Works Co., Inc..   1,264,200
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $439,854,680)............ 600,459,653
                                           ------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 0.96%

            FINANCE COMPANIES - 0.18%
$1,086,000  Ford Motor Credit Co.,
             5.60% due 06/03/97............$  1,085,662
                                           ------------

            SECURITIES RELATED - 0.78%
 4,744,000  Merrill Lynch & Co., Inc.,
             5.50% 06/02/97................   4,743,275
                                           ------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $5,828,937)..............   5,828,937
                                           ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.02%

            U.S. TREASURY BILLS - 0.02%
   150,000  United States Treasury Bills,
             4.99% due 08/21/97
             (Cost $148,313)...............     148,313
                                           ------------

            TOTAL INVESTMENTS
            (Cost $445,831,930) - 99.90%... 606,436,903
            Other assets and liabilities,
             net - 0.10% ..................     624,443
                                           ------------

            NET ASSETS (equivalent
             to $20.83 per share on
             29,137,334 shares
             outstanding) - 100%...........$607,061,346
                                           ============

           *Non-income producing

===============================================================================
May 31, 1997  MIDCAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED          17
===============================================================================

                                            UNREALIZED
CONTRACTS                                  APPRECIATION
-------------------------------------------------------
   FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/97)
   43(2)    S&P MidCap 400 Index Futures
            (June/$279.65).................$    119,855
                                           ============

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  29,137,334 shares outstanding........... $    291,373
Additional paid in capital................  406,838,519
Undistributed net realized gain on
  securities .............................   39,149,762
Undistributed net investment income.......       56,864
Unrealized appreciation of:
  Investments...........  $160,604,973
  Futures...............       119,855      160,724,828
                                           ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $607,061,346
                                           ============

(1) U.S.Treasury Bills with a market value of approximately $150,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 500


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
18                MIDCAP INDEX FUND - FINANCIAL STATEMENTS
================================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Dividends ......................................................................   $   8,574,566
Interest .......................................................................         557,965
                                                                                   -------------
  Total investment income ......................................................       9,132,531
                                                                                   -------------

EXPENSES:
Advisory fees ..................................................................       1,880,085
Custodian and accounting services ..............................................         203,871
Reports to shareholders ........................................................          76,689
Audit fees and tax services ....................................................          19,667
Directors' fees and expenses ...................................................          13,603
Miscellaneous ..................................................................          43,796
                                                                                   -------------
  Total expenses ...............................................................       2,237,711
NET INVESTMENT INCOME ..........................................................   $   6,894,820
                                                                                   -------------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments ...................................................  $  38,698,502
  Futures contracts .............................................      1,010,640      39,709,142
                                                                   -------------   -------------
Net unrealized appreciation during the year:
  Investments ...................................................     45,539,487
  Futures contracts .............................................         64,180      45,603,667
                                                                   -------------   -------------
   Net realized and unrealized gain on securities during the year...............      85,312,809
                                                                                   -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................   $  92,207,629
                                                                                   =============

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                         1997             1996
                                                                     -------------    -------------
OPERATIONS:
Net investment income ............................................   $   6,894,820    $   6,480,259
Net realized gain on securities ..................................      39,709,142       33,442,786
Net unrealized appreciation of securities during the year ........      45,603,667       76,393,023
                                                                     -------------    -------------
  Increase in net assets resulting from operations ...............      92,207,629      116,316,068
                                                                     -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................................      (6,892,259)      (6,584,543)
Net realized gain on securities ..................................     (33,690,297)     (17,378,059)
                                                                     -------------    -------------
  Decrease in net assets resulting from distributions
   to shareholders ...............................................     (40,582,556)     (23,962,602)
                                                                     -------------    -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .................................      33,601,532       43,226,671
Proceeds from capital stock issued for distributions reinvested ..      40,582,556       23,962,602
                                                                     -------------    -------------
                                                                        74,184,088       67,189,273
Cost of capital stock repurchased ................................     (59,435,374)     (26,411,830)
                                                                     -------------    -------------
  Increase in net assets resulting from
   capital stock transactions ....................................      14,748,714       40,777,443
                                                                     -------------    -------------
TOTAL INCREASE IN NET ASSETS .....................................      66,373,787      133,130,909

NET ASSETS:
Beginning of year ................................................     540,687,559      407,556,650
                                                                     -------------    -------------
End of year (including undistributed net investment income
  of $56,864 and $54,303) ........................................   $ 607,061,346    $ 540,687,559
                                                                     =============    =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .....................................       1,775,391        2,455,783
Shares issued for distributions reinvested .......................       2,124,784        1,381,367
Shares of capital stock repurchased ..............................      (3,084,568)      (1,503,393)
                                                                     -------------    -------------
  Increase in shares outstanding .................................         815,607        2,333,757
Shares outstanding:
  Beginning of year ..............................................      28,321,727       25,987,970
                                                                     -------------    -------------
  End of year ....................................................      29,137,334       28,321,727
                                                                     =============    =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
May 31, 1997        SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS            19
================================================================================

 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS - 96.66%

            ADVERTISING - 0.62%
    13,800 *Acxiom Corp. .................. $   234,600
     5,025 *ADVO, Inc. ....................      69,722
     2,700 *American Business Information,
             Inc. .........................      55,350
     5,200 *Catalina Marketing Corp. ......     191,750
       400  Grey Advertising, Inc. ........     116,800
     1,625 *HA-LO Industries, Inc. ........      37,984
     2,650  Harte-Hanks Communications.....      79,169
     4,700 *National Media Corp. ..........      34,663
     1,300 *Robert Mondavi Corp. Class A ..      57,850
     4,900  True North Communications
             Inc. .........................      97,387
     8,100 *Westwood One, Inc. ............     220,725
                                            -----------
                                              1,196,000
                                            -----------

            AEROSPACE/DEFENSE - 1.29%
     3,400 *Alliant Techsystems Inc. ......     163,625
     6,700 *Aviall, Inc. ..................      98,825
     4,600 *BE Aerospace, Inc. ............     111,550
    11,100 *Coltec Industries, Inc. .......     217,837
       600  Cubic Corp. ...................      14,100
     5,200 *Fairchild Corp. Class A .......      85,150
     6,900  Gencorp Inc. ..................     145,762
    14,500 *Geotek Communications, Inc. ...      64,797
     3,200 *GRC International, Inc. .......      16,800
     4,400  Logicon, Inc. .................     221,100
     5,200  OEA, Inc. .....................     196,300
     6,200 *Orbital Sciences Corp. ........     103,075
     7,500 *Rohr, Inc. ....................     158,437
     2,800 *Sequa Corp. Class A ...........     136,500
     1,700 *Tech-Sym Corp. ................      54,188
     3,800  Teleflex Inc. .................     234,175
     4,800  Thiokol Corp. .................     345,000
     6,600 *Trimble Navigation Ltd. .......     101,475
       700 *Whittaker Corp. ...............       7,788
                                            -----------
                                              2,476,484
                                            -----------

            AIRLINES - 0.72%
     3,800 *Alaska Air Group, Inc. ........      94,525
    12,300  America West Airlines, Inc.
             Class B ......................     189,112
     4,900  ASA Holdings, Inc. ............     128,013
     3,500  Circle International Group Inc.      97,125
    13,000 *Continental Airlines, Inc.
             Class B ......................     455,000
     6,300  Expeditors International of
             Washington, Inc. .............     181,912

            AIRLINES - Continued
     6,700 *Mesa Airlines, Inc. ........... $    33,500
     4,200  Pittston Burlington Group .....     108,150
     1,800  SkyWest, Inc. .................      27,225
     7,900 *ValuJet, Inc. .................      54,313
     2,000 *Western Pacific
             Airlines, Inc. ...............      11,500
                                            -----------
                                              1,380,375
                                            -----------

            APPAREL & PRODUCTS - 1.35%
     1,000 *American Eagle Outfitters......      11,313
     3,400  Angelica Corp. ................      61,200
     5,100 *Ann Taylor Stores Corp. .......     118,575
     5,600  Authentic Fitness Corp. .......      81,900
     2,200  Blair Corp. ...................      35,475
     1,000 *Buckle, Inc. ..................      21,250
     5,950  Cato Corp. ....................      29,750
    11,925  Claire's Stores, Inc. .........     229,556
     8,700  CML Group, Inc. ...............      20,663
     2,100 *Donnkenny, Inc. ...............       8,663
     6,500 *Dress Barn, Inc. ..............     112,125
     1,200  Fab Industries, Inc. ..........      37,500
     2,900 *Gadzooks, Inc. ................      96,244
     6,700 *Gymboree Corp. ................     167,500
     2,700 *Hartmarx Corp. ................      26,662
     5,550  Kellwood Co. ..................     145,687
     5,700 *Land's End, Inc. ..............     171,712
     3,700 *Men's Wearhouse, Inc. .........     123,487
    10,800 *Nautica Enterprises, Inc. .....     253,800
     5,000  OshKosh B'Gosh, Inc. Class A ..      84,375
     5,700  Phillips-Van Heusen Corp. .....      79,800
    13,000  Ross Stores, Inc. .............     365,625
     3,600  St. John Knits, Inc. ..........     153,000
     6,600  UniFirst Corp. ................     129,525
     2,000 *Urban Outfitters, Inc. ........      32,500
                                            -----------
                                              2,597,887
                                            -----------

            APPLIANCES/FURNISHINGS - 1.29%
     4,100  Aaron Rents, Inc. Class A .....      50,225
     3,750  Bassett Furniture Industries,
             Inc. .........................      93,574
     4,100 *CORT Business Services Corp. ..     113,775
     3,800  Ethan Allen Interiors Inc. ....     198,550
     1,600 *Falcon Building Products, Inc.
             Class A ......................      28,000
    18,100 *Furniture Brands International,
             Inc. .........................     282,813
    11,097 *Griffon Corp. .................     151,197
     8,000  Hechinger Co. Class A .........      10,000

            APPLIANCES/FURNISHINGS - Continued
    11,200  Heilig-Meyers Co. ............. $   184,800
     2,900 *Helen of Troy Ltd. ............      77,575
    12,600  Herman Miller, Inc. ...........     450,450
     4,100  Hunt Manufacturing Co. ........      76,875
     4,700  Kimball International, Inc.
             Class B ......................     185,650
     2,200  La-Z-Boy Chair Co. ............      75,625
     7,385 *Metromedia International Group.      80,773
     1,500  National Presto Industries,
             Inc. .........................      56,625
     3,600  Oneida Ltd. ...................      85,950
     3,600 *Renters Choice, Inc. ..........      69,300
     4,400  Rival Co. .....................      61,600
     4,900  Windmere Corp. ................      72,275
     6,623 *Zenith Electronics Corp. ......      72,853
                                            -----------
                                              2,478,485
                                            -----------

            AUTO - ORIGINAL EQUIPMENT - 0.72%
     8,000  Arvin Industries, Inc. ........     222,000
     2,900  BREED Technologies, Inc. ......      56,913
     9,200  Carlisle Cos. Inc. ............     280,600
     6,600  Donaldson Co., Inc. ...........     241,725
     7,900  Federal-Mogul Corp. ...........     230,087
     3,150 *Miller Industries, Inc. .......      51,581
     5,800  Modine Manufacturing Co. ......     169,650
     4,000  Superior Industries
             International, Inc. ..........     102,000
     1,000 *Tower Automotive Inc. .........      39,625
                                            -----------
                                              1,394,181
                                            -----------

            AUTO - REPLACEMENT PARTS - 0.86%
     3,300  A.O. Smith Corp. ..............     121,275
     4,900 *APS Holding Corp. Class A .....      49,000
    15,700 *Collins & Aikman Corp. ........     182,512
       975  Dart Group Corp. Class A ......      99,450
     3,900 *Discount Auto Parts, Inc. .....      72,638
     2,700  Furon Co. .....................      68,850
     5,400  Handy & Harman.................      89,775
     4,800  Kaydon Corp. ..................     238,200
     1,343  Myers Industries, Inc. ........      23,503
     5,350  Simpson Industries, Inc. ......      54,503
     3,100 *SPX Corp. .....................     184,837
     4,400  Standard Motor Products, Inc.
             Class A ......................      60,500
     5,050  Standard Products Co.
             Class A ......................     125,619
     9,600 *TBC Corp. .....................      73,200
     3,300  Walbro Corp. ..................      66,000

================================================================================
20       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            AUTO - REPLACEMENT PARTS - Continued
     5,512  Wynn's International, Inc. .... $   136,422
                                            -----------
                                              1,646,284
                                            -----------

            BANKS - NEW YORK CITY - 0.09%
     5,450  New York Bancorp Inc. .........     178,488
                                            -----------

            BANKS - OTHER - 0.02%
         1  BankBoston Corp. ..............          73
     1,120 *Fleet Financial Group, Inc.
             (Warrants) ...................      25,480
       800  Irwin Financial Corp. .........      21,600
                                            -----------
                                                 47,153
                                            -----------

            BANKS - REGIONAL - 6.47%
     3,100  AMCORE Financial, Inc. ........      88,350
     2,425  Anchor BanCorp Wisconsin
             Inc. .........................     103,214
     4,701  Associated Banc-Corp. .........     178,638
     7,000  BancorpSouth, Inc. ............     203,875
       985  Bank of Granite Corp. .........      28,319
     1,000  Banknorth Group, Inc. .........      43,500
     2,472 *BOK Financial Corp. ...........      83,121
     4,012  CCB Financial Corp. ...........     281,843
     6,200  Centura Banks, Inc. ...........     268,150
     2,415  Chemical Financial Corp. ......      86,336
     4,700  Citizens Banking Corp. ........     151,575
    10,800  City National Corp. ...........     260,550
     5,152  CNB Bancshares, Inc. ..........     226,044
     5,349  Collective Bancorp, Inc. ......     230,007
     6,600  Colonial BancGroup, Inc. ......     159,225
     2,952  Commerce Bancorp, Inc. ........     101,106
     7,350  Commercial Federal Corp. ......     256,331
     2,000  Commonwealth Bancorp, Inc. ....      30,000
     4,900  Community First Bankshares,
             Inc. .........................     169,050
       660  Community Trust Bancorp, Inc. .      16,500
     3,250  Corus Bankshares, Inc. ........      83,281
     7,540  Cullen/Frost Bankers, Inc. ....     296,887
     6,800  Dauphin Deposit Corp. .........     300,050
    12,100  Deposit Guaranty Corp. ........     379,637
     2,542  F & M National Corp. ..........      60,055
     3,124  First American Financial Corp.      111,293
     3,250  First Citizens BancShares,
             Inc. .........................     269,750
     1,125  First Commerce Bancshares,
             Inc. .........................      28,125
     5,697  First Commercial Corp. ........     233,577
     7,400  First Commonwealth Financial
             Corp. Pennsylvania ...........     143,375

            BANKS - REGIONAL - Continued
     3,520  First Financial BanCorp. ...... $   132,880
       220  First Financial Corp. of
             Indiana ......................       7,700
    12,375  First Financial Corp. of
             Wisconsin ....................     344,953
     4,200  First Hawaiian, Inc. ..........     148,838
     8,167  First Michigan Bank Corp. .....     234,798
     3,875  First Midwest Bancorp, Inc. ...     126,906
     3,972  First Western Bancorp, Inc. ...     140,013
       937  Firstbank of Illinois Co. .....      35,255
     1,300  FirstBank Puerto Rico. ........      32,013
     7,500  FirstMerit Corp. ..............     344,062
     4,687  Fort Wayne National Corp. .....     209,743
     9,378  Fulton Financial Corp. ........     246,159
     5,000  Great Financial Corp. .........     165,000
       330  Harleysville National Corp. ...       9,983
     3,500  Heritage Financial Services,
             Inc. .........................      93,625
     5,175  HUBCO, Inc. ...................     135,197
     6,793 *Imperial BanCorp. .............     168,976
     3,230  Jefferson Bankshares, Inc. ....      94,478
     2,500  Liberty Bancorp, Inc. .........     124,688
     7,900  Magna Group, Inc. .............     254,775
     3,141  Mercantile Bancorporation
             Inc. .........................     185,319
     5,199  Mid-Am, Inc. ..................      92,282
     1,025  National Bancorp of Alaska,
             Inc. .........................      80,463
       830  National City Bancshares,
             Inc. .........................      30,918
    12,574  National Commerce
             Bancorporation ...............     298,632
     3,516  National Penn Bancshares,
             Inc. .........................     107,238
    16,416  North Fork Bancorporation,
             Inc. .........................     344,736
     5,135  Old National Bancorp Indiana ..     206,042
     4,660  ONBANCorp, Inc. ...............     219,602
     6,467  One Valley Bancorp of West
             Virginia, Inc. ...............     261,105
       331  Peoples First Corp. ...........       8,854
     6,068  Provident Bancorp Inc. ........     244,237
     5,200  Riggs National Corp. ..........      96,200
     9,018  Roosevelt Financial Group,
             Inc. .........................     209,668
     1,200  S&T Bancorp, Inc. .............      43,500
     1,300 *Silicon Valley Bancshares .....      51,350
     5,900  St. Paul Bancorp, Inc. ........     187,325
     1,400  Sumitomo Bank of California ...      38,850
     4,075  Susquehanna Bancshares, Inc. ..     159,944
     2,800  Trans Financial, Inc. .........      69,650
     4,900  Trust Co. of New Jersey........      90,650
     5,211  Trustco Bank Corp. of
             New York .....................     107,477
     8,350  Trustmark Corp. ...............     227,537
     4,293  UMB Financial Corp. ...........     171,720

            BANKS - REGIONAL - Continued
     3,500  United Bankshares Inc.
             West Virginia ................ $   131,250
     6,387  United Carolina Bancshares
             Corp. ........................     287,415
     6,600  UST Corp. .....................     138,600
     3,087  Westamerica Bankcorporation ...     210,688
       694  WestCorp. .....................      11,625
     5,500  Whitney Holding Corp. .........     211,750
                                            -----------
                                             12,446,433
                                            -----------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.22%
     9,900  Adolph Coors Class B ..........     241,313
     3,200 *Boston Beer Co., Inc.
             Class A ......................      28,800
     4,300 *Canandaigua Wine, Inc.
             Class B ......................     153,725
                                            -----------
                                                423,838
                                            -----------

            BEVERAGE - SOFT DRINKS - 0.07%
     2,200  Coca-Cola Bottling Co. ........      99,000
     7,100 *Pepsi-Cola Puerto Rico
             Bottling Co. Class B .........      35,500
                                            -----------
                                                134,500
                                            -----------

            BROADCASTING - 1.52%
     3,200  Ackerley Inc. .................      39,600
     3,300 *Adelphia Communications Corp.
             Class A ......................      18,975
     5,300 *American Mobile Satellite Corp.      47,700
     6,570 *American Radio Systems, Corp.
             Class A ......................     244,732
     7,300 *American Telecasting, Inc. ....       7,984
     5,700 *ANTEC Corp. ...................      70,537
     2,000 *Argyle Television, Inc. .......      46,750
     5,900 *CAI Wireless Systems, Inc. ....       8,666
     1,300 *Cellularvision USA, Inc. ......       9,263
     4,800 *Century Communications Corp.
             Class A ......................      26,400
     3,900 *Chancellor Corp. Class A ......     134,550
     4,300 *Cyrix Corp. ...................     108,575
     8,900 *Data Broadcasting Corp. .......      43,387
     2,000 *Emmis Broadcasting Corp.
             Class A ......................      76,750
     5,550 *Evergreen Media Corp. .........     215,756
     2,200 *Heartland Wireless
             Communications, Inc. .........       6,463
     1,300 *Heftel Broadcasting Corp.
             Class A ......................      64,350
     7,200 *Heritage Media Corp. Class A ..     131,400

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        21
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            BROADCASTING - Continued
    11,876 *HSN, Inc. ..................... $   363,702
     8,250 *International Family
             Entertainment, Inc. Class B ..     229,969
     1,700 *Jacor Communications, Inc. ....      58,650
     3,500 *Jones Intercable Inc. .........      37,188
     4,500 *Lin Television Corp. ..........     195,187
     2,500 *Paxson Communications Corp. ...      25,313
     2,900 *People's Choice TV Corp. ......       3,988
     4,375 *SAGA Communications, Inc.
             Class A ......................      80,391
     2,500 *SFX Broadcasting, Inc.
             Class A ......................      80,625
     4,200  TCA Cable TV, Inc. ............     141,750
     8,700 *United International Holdings,
             Inc. Class A .................      87,000
     1,700  United Television, Inc. .......     151,300
     4,400 *United Video Satellite Group,
             Inc. Class A .................      74,800
     3,600 *Young Broadcasting Inc.
             Class A ......................      96,750
                                            -----------
                                              2,928,451
                                            -----------

            BUILDING MATERIALS - 1.17%
     3,100 *ABT Building Products Corp. ...      77,500
     1,500  Ameron, Inc. ..................      83,250
     9,100  Apogee Enterprises, Inc. ......     168,350
     2,450  Butler Manufacturing Co. ......      87,894
     5,000  CalMat Co. ....................      99,375
     3,000  Centex Construction
             Productions, Inc. ............      60,375
     2,300  Elcor Corp. ...................      64,400
    15,200  Fedders USA Inc. ..............      96,900
     1,500 *Fibreboard Corp. ..............      81,563
     1,700  Florida Rock Industries,
             Inc. .........................      56,950
     5,300  HON INDUSTRIES, Inc. ..........     257,050
     5,000  Interface, Inc. Class A .......     116,250
     3,200  Lone Star Industries, Inc. ....     127,200
     1,900  LSI Industries, Inc. ..........      28,975
     4,200  Medusa Corp. ..................     162,225
       700 *NCI Building Systems, Inc. ....      20,388
    13,800 *Payless Cashways Inc. .........      22,425
     1,000  Puerto Rican Cement Co. Inc. ..      32,750
     5,900  Southdown, Inc. ...............     238,212
     6,000  Texas Industries, Inc. ........     144,000
     5,500 *Triangle Pacific Corp. ........     164,312
     2,200  Watsco, Inc. ..................      63,800
                                            -----------
                                              2,254,144
                                            -----------

            CHEMICAL - MAJOR - 0.36%
     4,800  Borg-Warner Automotive, Inc. .. $   234,000
     4,000  Chemed Corp. ..................     146,000
     8,409 *Hexcel Corp. ..................     151,362
     4,100 *Synetic, Inc. .................     159,388
                                            -----------
                                                690,750
                                            -----------

            CHEMICAL - MISCELLANEOUS - 1.97%
     8,300  A. Schulman Inc. ..............     184,675
     3,600 *Buckeye Cellulose Corp. .......     113,400
     1,950  Cambrex Corp. .................      70,444
     6,900  ChemFirst Inc. ................     178,537
    18,167  Crompton & Knowles Corp. ......     424,654
     6,200  Dexter Corp. ..................     186,775
     5,300  Ferro Corp. ...................     198,087
     5,300  Fisher Scientific
             International Inc. ...........     192,125
     3,700 *Foamex International Inc. .....      55,962
     5,600  Geon Co. ......................     121,800
     3,600  H.B. Fuller Co. ...............     198,900
     3,800 *Landec Corp. ..................      20,900
    10,400  Lawter International, Inc. ....     119,600
     3,400  LeaRonal, Inc. ................      91,800
     2,500  MacDermid, Inc. ...............     113,125
     3,700 *McWhorter Technologies, Inc. ..      81,400
     4,900  Minerals Technologies Inc. ....     193,550
     4,800 *Mycogen Corp. .................     112,800
     1,200  NCH Corp. .....................      78,150
     8,700 *NL Industries, Inc. ...........     110,925
     6,700  Om Group Inc. .................     211,050
     2,600  O'Sullivan Corp. ..............      23,400
       925  Petrolite Corp. ...............      55,616
     3,200  Rollins, Inc. .................      62,400
     2,000  Stepan Co. ....................      39,250
     6,200  Valspar Corp. .................     173,600
     4,450  VWR Scientific Products
             Corp. ........................      68,975
     6,150  W.H. Brady Co. Class A ........     175,275
     2,500  WD-40 Co. .....................     141,875
                                            -----------
                                              3,799,050
                                            -----------

            COAL - 0.14%
     3,200  Ashland Coal, Inc. ............      85,600
     2,534  NACCO Industries, Inc.
             Class A ......................     128,917
     2,600  Zeigler Coal Holding Co. ......      60,450
                                            -----------
                                                274,967
                                            -----------

            CONGLOMERATES - 0.27%
     1,500 *MAXXAM, Inc. .................. $    66,000
    12,900  Ogden Corp. ...................     251,550
     2,600 *PEC Israel Economic Corp. .....      59,150
    10,600 *Walter Industries, Inc. .......     151,050
                                            -----------
                                                527,750
                                            -----------

            CONSUMER FINANCE - 0.42%
     7,900 *AmeriCredit Corp. .............     148,125
     8,200 *Arcadia Financial Limited .....      85,075
       200  Chittenden Corp. ..............       5,950
     6,200  Eaton Vance Corp. .............     152,675
     1,500  Fund American Enterprises,
             Inc. .........................     152,250
     7,800 *Jayhawk Acceptance Corp. ......      12,675
     6,430 *National Auto Credit, Inc. ....      62,693
     5,100  SEI Corp. .....................     114,750
       700  WesBanco, Inc. ................      25,725
     9,000 *World Acceptance Corp. ........      55,125
                                            -----------
                                                815,043
                                            -----------

            CONTAINERS - METAL/GLASS - 0.47%
     3,600 *Alltrista Corp. ...............      86,400
     4,700  AptarGroup, Inc. ..............     208,563
     7,900  Ball Corp. ....................     230,087
     2,800  CLARCOR Inc. ..................      65,800
       600 *CSS Industries, Inc. ..........      18,075
     6,500  Greif Brothers Corp. Class A ..     182,000
     1,125  Liqui-Box Corp. ...............      37,406
       473 *Omega Environmental, Inc. .....         207
     4,900 *U. S. Can Corp. ...............      79,625
                                            -----------
                                                908,163
                                            -----------

            CONTAINERS - PAPER - 0.26%
     5,400  Chesapeake Utilities Corp. ....     180,900
    12,600 *Gaylord Container Corp.
             Class A ......................     103,163
     8,890  Rock-Tenn Co. Class A .........     134,461
     3,600 *Shorewood Packaging Corp. .....      72,900
                                            -----------
                                                491,424
                                            -----------

            COSMETICS/TOILETRIES - 0.10%
     4,050 *INBRAND Corp. .................     106,819
     9,100 *Playtex Products, Inc. ........      87,587
                                            -----------
                                                194,406
                                            -----------

================================================================================
22       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            DRUGS - 2.98%
     3,500  A.L. Pharma Inc. Class A ...... $    58,625
     3,400 *Agouron Pharmaceuticals,
             Inc. .........................     272,425
     3,100  Alkermes, Inc. ................      51,150
     8,700 *Alliance Pharmaceutical
             Corp. ........................      88,087
       267 *Alpha 1 Biomedicals, Inc. .....          28
     2,100 *Alteon, Inc. ..................       8,400
     5,700 *AmeriSource Health Corp.
             Class A ......................     242,962
     6,300 *Amylin Pharmaceuticals, Inc. ..      81,900
     2,500 *Aphton Corp. ..................      36,250
       444 *Aquila Biopharmaceuticals,
             Inc. .........................       2,109
     4,100  Bindley Western Industries,
             Inc. .........................      90,200
     1,200 *Carrington Laboratories,
             Inc. .........................       9,150
     3,700  Carter-Wallace Inc. ...........      61,050
     3,500 *CellPro, Inc. .................      22,750
     7,400 *Cephalon, Inc. ................      92,500
     4,017 *Chad Therapeutics, Inc. .......      32,387
     2,000 *Chronimed, Inc. ...............      19,750
     4,000 *CNS, Inc. .....................      35,000
     7,500 *Cocensys, Inc. ................      30,000
     5,500 *Columbia Laboratories, Inc. ...     107,250
     3,598 *Copley Pharmaceutical, Inc. ...      22,937
     3,000 *COR Therapeutics, Inc. ........      26,813
     5,300 *Cygnus, Inc. ..................      87,450
     8,200 *Cytel Corp. ...................      16,913
     1,900 *DepoTech Corp. ................      26,600
    10,900 *Dura Pharmaceuticals, Inc. ....     433,275
     2,600 *GelTex Pharmaceuticals, Inc. ..      49,400
    10,400 *Genelabs Technologies, Inc. ...      24,700
    10,900 *Gensia, Inc. ..................      50,413
     7,200 *Gilead Sciences, Inc. .........     195,300
     2,700  Herbalife International,
             Inc. .........................      56,025
     4,900 *Human Genome Sciences, Inc. ...     189,875
     9,265  ICN Pharmaceuticals, Inc. .....     200,356
     7,400 *ICOS Corp. ....................      59,662
     4,100 *IDEC Pharmaceuticals Corp. ....      92,250
     7,100 *ImmuLogic Pharmaceutical
             Corp. ........................      28,400
     5,900 *Immune Response Corp. .........      50,150
     5,700 *Immunex Corp. .................     178,837
     2,300 *Incyte Pharmacuticals, Inc. ...     150,650
     3,900 *Inhale Therapeutic Systems.....      78,975
     1,500 *Intercardia, Inc. .............      28,500
     5,700  Jones Medical Industries,
             Inc. .........................     204,487
     4,050  Life Technologies, Inc. .......     109,350
     4,358 *Ligand Pharmaceuticals Inc.
             Class B ......................      51,751

            DRUGS - Continued
     4,400 *Martek Biosciences Corp. ...... $    74,800
     3,100 *Matrix Pharmaceuticals, Inc. ..      21,700
     5,130  Natures Sunshine Products,
             Inc. .........................      86,569
     4,300 *Neoprobe Corp. ................      65,037
     3,700 *Neose Technologies, Inc. ......      48,100
     2,600 *Neurogen Corp. ................      49,725
     7,100 *NeXstar Pharmaceuticals,
             Inc. .........................      77,212
     5,900 *Noven Pharmaceuticals, Inc. ...      46,463
     3,400 *Parexel International Corp. ...     111,775
     3,800 *PathoGensis Corp. .............     104,975
     2,400 *PDT Inc. ......................      67,200
     5,300 *R.P. Scherer Corp. ............     278,250
     6,600 *Regeneron Pharmaceuticals
             Inc. .........................      70,125
     2,700 *Roberts Pharmaceutical Corp. ..      33,413
     4,300 *SangStat Medical Corp. ........     107,500
     7,100 *Sepracor Inc. .................     173,950
     9,300 *SEQUUS Pharmaceuticals, Inc. ..      65,681
     6,500 *Somatogen, Inc. ...............      35,750
     4,500 *Vertex Pharmaceuticals Inc. ...     182,250
     2,150 *Vitalink Pharmacy Services,
             Inc. .........................      41,119
     4,600 *Vivus Inc. ....................     188,025
     9,100 *Xoma Corp. ....................      46,638
                                            -----------
                                              5,731,299
                                            -----------

            ELECTRICAL EQUIPMENT - 2.05%
    10,800  AMETEK, Inc. ..................     252,450
    12,300 *Anixter International, Inc. ...     209,100
     1,200 *Applied Digital Access, Inc. ..       7,500
     2,400 *Applied Innovation Inc. .......      14,400
     7,157 *BancTec, Inc. .................     180,714
     7,000  Belden Inc. ...................     254,625
     1,200 *Brite Voice Systems, Inc. .....      10,050
     3,950 *C-COR Electronics, Inc. .......      38,513
     4,600 *Cable Design Technologies
             Corp. ........................     126,500
     4,300 *California Microwave, Inc. ....      52,675
     7,233 *Chyron Corp. ..................      33,453
     5,000 *Computer Products, Inc. .......     111,250
     4,900 *Digital Microwave Corp. .......     151,900
     3,475 *Electro Rent Corp. ............      79,925
     3,400 *Energy Conversion Devices,
             Inc.                                51,850
     3,600 *Esterline Technologies Corp. ..     108,450
     5,300 *Executive Telecard Ltd. .......      38,425
       700 *Franklin Electronic
             Publishers, Inc. .............       7,088
     1,500 *Galileo Corp. .................      10,500
     6,900 *GenRad, Inc. ..................     128,512

            ELECTRICAL EQUIPMENT - Continued
     2,800 *Holophane Corp. ............... $    59,500
     4,400 *Hutchinson Technology Inc. ....     121,000
     2,800 *Identix, Inc. .................      28,350
     5,400 *Integrated Silicon Solution,
             Inc. .........................      52,650
    10,500 *Intergraph Corp. ..............      74,156
     1,200 *Jabil Circuit, Inc. ...........      70,275
     4,800  Juno Lighting, Inc. ...........      76,800
     9,100 *Kemet Corp. ...................     230,912
     5,500 *Kent Electronics Corp. ........     178,750
     2,000  Kuhlman Corporation ...........      55,250
     3,100 *Littelfuse, Inc. ..............     160,425
     3,500 *Semitool, Inc. ................      43,312
     9,200 *Sierra Semiconductor Corp. ....     221,950
     4,800  Standex International Corp. ...     130,800
       593 *Sulcus Computer Corp. .........       1,038
     5,200 *TCSI Corp. ....................      33,800
     1,200 *Thermo Ecotek Corp. ...........      19,200
     1,100  Thomas Industries Inc. ........      30,938
     4,200 *Uniphase Corp. ................     220,500
     7,000 *Vicor Corp. ...................     138,250
     5,100  X-Rite, Inc. ..................      94,987
     1,800 *Zytec Corp. ...................      31,950
                                            -----------
                                              3,942,673
                                            -----------

            ELECTRONIC INSTRUMENTS - 2.68%
    10,000 *Ampex Corp. ...................      64,375
     3,150  Analogic Corp. ................     102,769
     6,200 *Applied Magnetics Corp. .......     154,225
     2,700 *Berg Electronics Corp. ........      93,825
     6,400  BMC Industries, Inc. ..........     210,400
     8,500 *Cognex Corp. ..................     221,531
     2,000  CTS Corp. .....................     138,000
     5,400  Daniel Industries, Inc. .......      72,225
     3,300 *Dionex Corp. ..................     174,900
     4,600 *Dynatech Corp. ................     172,500
     2,400 *Eltron International, Inc. ....      65,400
     4,000 *Evans & Sutherland Computer
             Corp. ........................     105,000
     4,600 *Exabyte Corp. .................      64,975
     1,600  Fluke Corp. ...................      79,800
     7,800 *Gentex Corp. ..................     156,975
     5,500 *Genus, Inc. ...................      31,625
     6,300  Gerber Scientific, Inc. .......     118,912
     2,200 *HADCO Corp. ...................     132,137
     4,575  Harman International
             Industries, Inc. .............     191,006

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        23
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            ELECTRONIC INSTRUMENTS - Continued
     3,600 *Harmonic Lightwaves, Inc. ..... $    59,400
     5,300 *IMP, Inc. .....................       9,275
    18,400 *Integrated Device Technology,
             Inc. .........................     258,750
    12,000 *InterDigital Communications
             Corp. ........................      79,500
     1,400 *ITI Technologies, Inc. ........      22,400
     5,850 *Lattice Semiconductor Corp. ...     339,300
     8,300 *LoJack Corp. ..................      96,487
    10,200 *LTX Corp. .....................      62,475
     7,700 *MagneTek, Inc. ................     134,750
     4,400 *Marshall Industries ...........     160,050
     9,850  Methode Electronics, Inc.
             Class A ......................     166,219
     5,100  National Computer Systems,
             Inc. .........................     128,775
     5,400 *Nimbus CD International,
             Inc. .........................      60,750
     3,300  Park Electrochemical Corp. ....      82,913
     4,200 *Performance Food Group Co. ....      87,150
     8,237  Pioneer-Standard Electronics,
             Inc. .........................     101,933
     5,100 *Robotic Vision Systems, Inc. ..      59,288
     5,700 *Standard Microsystems Corp. ...      51,300
       400  Technitrol, Inc. ..............      10,000
     6,200  Telxon Corp. ..................     114,894
     6,400 *3DO Co. .......................      28,800
     4,200 *Tracor, Inc. ..................     106,575
     5,800 *Waters Corp. ..................     187,050
     2,900  Watkins-Johnson Co. ...........      91,713
     4,000  Wyle Electronics ..............     148,000
     5,100  ZERO Corp. ....................     117,300
     1,600 *Zygo Corp. ....................      46,400
                                            -----------
                                              5,162,027
                                            -----------

            ENTERTAINMENT - 0.56%
       800 *AMC Entertainment, Inc. .......      18,400
     3,800 *Argosy Gaming Co. .............      11,875
        79 *Autotote Corp. Class A ........          89
    11,000 *Aztar Corp. ...................      77,000
     2,200 *BET Holdings, Inc. Class A ....      70,675
     1,800 *Carmike Cinemas, Inc. .........      62,550
     2,300 *GC Companies, Inc. ............      97,750
     3,000  Harveys Casino Resorts ........      50,625
     6,700 *Hollywood Entertainment Corp. .     134,837
     3,900  NN Ball & Roller, Inc. ........      45,338
     3,000 *Penn National Gaming, Inc. ....      54,000
     3,300 *Playboy Enterprises Inc.
             Class B ......................      38,775
     3,300 *Primadonna Resorts, Inc. ......      72,600
     2,100 *Recoton Corp. .................      26,775
     5,925 *Regal Cinemas, Inc. ...........     194,784

            ENTERTAINMENT - Continued
     1,150 *Shuffle Master, Inc. .......... $     9,631
     3,400 *Sodak Gaming, Inc. ............      49,938
     5,900 *Toy Biz, Inc. Class A .........      52,362
                                            -----------
                                              1,068,004
                                            -----------

            FERTILIZERS - 0.20%
     8,065  Delta & Pine Land Co. .........     244,974
     6,504  Mississippi Chemical Corp. ....     147,966
                                            -----------
                                                392,940
                                            -----------

            FINANCE COMPANIES - 0.62%
     5,300  Aames Financial Corp. .........      68,238
     3,400 *Amresco, Inc. .................      59,925
     1,300 *Cityscape Financial Corp. .....      18,850
     5,400 *Credit Acceptance Corp. .......      76,275
     2,000 *FIRSTPLUS Financial Group,
             Inc. .........................      51,000
     5,734 *Imperial Credit Industries,
             Inc. .........................     108,229
     9,150  Keystone Financial, Inc. ......     272,212
     7,300  Phoenix Duff & Phelps Corp. ...      54,750
       140  Phoenix Duff & Phelps Corp.
             (Preferred) ..................       3,570
     3,100  Reliance Acceptance Group,
             Inc. .........................      17,825
     1,900  Sirrom Capital Corp. ..........      73,863
     2,000  Student Loan Corp. ............      76,500
     5,000  U. S. Trust Corp. .............     235,000
     2,530 *WFS Financial, Inc. ...........      32,890
     1,200  Winthrop Resources Corp. ......      38,250
                                            -----------
                                              1,187,377
                                            -----------

            FOODS - 1.28%
     7,400  Chiquita Brands International .     113,775
     9,200  Dean Foods Co. ................     349,600
     3,200  Dreyer's Grand Ice Cream,
             Inc. .........................     117,600
     2,000  Earthgrains Co. ...............     114,000
    22,275  Flowers Industries, Inc. ......     392,597
     5,550  Hudson Foods, Inc. Class A ....      88,106
     4,100  International Multifoods Corp.      115,825
     9,800  J.M. Smucker Co. Class A ......     189,875
     2,300 *JP Foodservice, Inc. ..........      66,700
     4,200  Lance, Inc. ...................      82,950
     8,400  M & F Worldwide Corp. .........      65,100
     3,200  Michael Foods, Inc. ...........      45,400
     3,700 *Morningstar Group Inc. ........      97,125
     3,400 *NBTY, Inc. ....................      79,900
     2,000  Northland Cranberries, Inc. ...      26,000

            FOODS - Continued
     1,100  Pilgrims Pride Corp. .......... $    13,750
     8,000 *Ralcorp Holdings, Inc. ........      97,000
     4,667  Tootsie Roll Industries,
             Inc. .........................     225,183
     5,300  Universal Foods Corp. .........     190,137
                                            -----------
                                              2,470,623
                                            -----------

            FOOTWEAR - 0.52%
     4,400  Brown Group, Inc. .............      79,200
     6,150 *Just For Feet Inc. ............     120,694
     8,000  Justin Industries, Inc. .......      95,000
     3,400 *Kenneth Cole Productions, Inc.
             Class A ......................      53,975
    13,000  Stride Rite Corp. .............     198,250
     2,100 *Timberland Co. Class A ........     123,112
    12,488  Wolverine World Wide, Inc. ....     323,114
                                            -----------
                                                993,345
                                            -----------

            FREIGHT - 0.68%
     4,100  Air Express International Corp.     149,650
     3,900  Airborne Freight Corp. ........     149,175
     8,200  APL Ltd. ......................     248,050
     2,500 *Eagle USA Airfreight, Inc. ....      50,625
    10,200 *Greyhound Lines, Inc. .........      42,713
     5,400  Interpool, Inc. ...............      75,600
     5,500  J.B. Hunt Transport Services,
             Inc. .........................      83,875
     6,300 *Kirby Corp. ...................     118,912
    10,700 *OMI Corp. .....................     102,988
     9,700  Overseas Shipholding Group
             Inc. .........................     183,087
     2,100 *SEACOR Holdings, Inc. .........     108,675
                                            -----------
                                              1,313,350
                                            -----------

            GOLD MINING - 0.45%
    12,800 *Amax Gold Inc. ................      84,800
    64,700  Battle Mountain Gold Co. ......     396,288
     5,600  Coeur d'Alene Mines Corp. .....      76,300
     6,630 *Getchell Gold Corp. ...........     264,371
    65,500 *Sunshine Mining Co. ...........      53,219
                                            -----------
                                                874,978
                                            -----------

            HARDWARE & TOOLS - 0.08%
       600  Barnes Group, Inc. ............      16,125
     2,500 *Barnett, Inc. .................      55,625
     3,200  Lawson Products, Inc. .........      80,000
                                            -----------
                                                151,750
                                            -----------

================================================================================
24       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            HEALTHCARE - 2.60%
     4,300 *Access Health, Inc. ........... $    94,600
    11,300 *Advanced Tissue Sciences,
             Inc. .........................     145,488
    10,700 *American Oncology Resources,
             Inc. .........................     151,137
     2,400 *Arbor Health Care Co. .........      68,400
     2,536  Block Drug Co., Inc. Class A ..     112,535
     4,100  Collagen Corp. ................      69,700
     8,300 *Coram Healthcare Corp. ........      22,825
     2,800 *Curative Technologies, Inc. ...      77,875
     8,902 *CYTOGEN Corp. .................      50,074
     8,300 *Genesis Health Ventures,
             Inc. .........................     272,862
     4,500 *GranCare, Inc. ................      41,625
    12,462 *Horizon/CMS Healthcare Corp. ..     227,431
     5,800  Integrated Health Services,
             Inc. .........................     208,800
     6,600  Invacare Corp. ................     141,900
     2,300  Kinetic Concepts, Inc. ........      37,950
    17,000 *Laboratory Corp. of America
             Holdings .....................      48,875
     1,383 *Laboratory Corp. of America
             Holdings (Rights) ............      11,062
     3,400 *LCA-Vision, Inc. ..............      14,025
     3,600 *Living Centers of America,
             Inc. .........................     137,250
     7,400 *Mariner Health Group, Inc. ....      88,800
     5,500 *Matria Healthcare, Inc. .......      24,063
     5,500 *Maxicare Health Plans Inc. ....     132,000
     7,300  Mentor Corp. ..................     192,537
     5,100 *Multicare Companies, Inc. .....     126,863
     1,500 *National Surgery Centers,
             Inc. .........................      57,750
    16,500 *NovaCare, Inc. ................     208,312
     3,750 *Patterson Dental Co. ..........     129,375
     4,499 *Pharmaceutical Product
             Development, Inc. ............      86,043
     3,000 *PHP Healthcare Corp. ..........      45,375
     8,300 *Physician Corp. of America ....      59,138
     3,000 *Physicians Health Services,
             Inc. Class A .................      79,125
     4,300 *Regency Health Services,
             Inc. .........................      52,675
     6,600 *Renal Treatment Centers Inc. ..     189,750
     1,800 *ReSound Corp. .................       8,775
     3,300 *Respironics Inc. ..............      66,825
     1,000 *RightCHOICE Managed Care, Inc.
             Class A ......................      11,750
     6,600 *RoTech Medical Corp. ..........     111,375
     2,300 *Rural/Metro Corp. .............      73,600
     5,000 *Sierra Health Services, Inc. ..     155,625
     4,400 *SpaceLabs Medical, Inc. .......      98,450

            HEALTHCARE - Continued
     1,000 *Summit Care Corp. ............. $    12,000
    10,488 *Sun Healthcare Group, Inc. ....     175,674
     5,500 *Sunrise Medical Inc. ..........      70,813
     3,850 *TECNOL Medical Products,
             Inc. .........................      74,113
    11,493 *Transitional Hospitals Corp. ..     182,451
     8,700 *Universal Health Services, Inc.
             Class B ......................     352,350
     5,000 *Veterinary Centers of America,
             Inc. .........................      61,250
     3,500 *VISX, Inc. ....................     103,250
     2,300  Vital Signs, Inc. .............      45,713
                                            -----------
                                              5,010,234
                                            -----------

            HEAVY DUTY TRUCKS/PARTS - 0.25%
       800  Cascade Corp. .................      13,500
     4,000 *Detroit Diesel Corp. ..........      88,000
    16,600 *Navistar International Corp. ..     275,975
     4,450  Wabash National Corp. .........      98,456
                                            -----------
                                                475,931
                                            -----------

            HOME BUILDERS - 0.76%
     1,250  Cavalier Homes, Inc. ..........      14,063
     7,600  Centex Corp. ..................     303,050
     3,300  Continental Homes Holding
             Corp. ........................      54,037
     7,905  D R Horton Inc. ...............      76,086
     6,600  Del Webb Corp. ................     100,650
    10,200  Kaufman & Broad Home Corp. ....     153,000
     5,300 *NVR Inc. ......................      81,819
     3,500 *Palm Harbor Homes, Inc. .......      98,875
     5,900  Pulte Corp. ...................     186,587
     4,200  Ryland Group, Inc. ............      54,600
    10,200  Standard Pacific Corp. ........     104,550
     6,200 *Toll Brothers, Inc. ...........     113,150
     4,370 *U. S. Home Corp. ..............     115,259
                                            -----------
                                              1,455,726
                                            -----------

            HOSPITAL MANAGEMENT - 0.65%
     4,500 *ABR Information Services,
             Inc. .........................     144,562
     1,700 *Coastal Physician Group Inc. ..       1,594
     7,500 *Coventry Corp. ................     109,219
     2,900 *EmCare Holdings Inc. ..........      87,000
     1,900 *Enterprise Systems, Inc. ......      55,219
     3,700 *Equimed, Inc. .................      12,141
     5,000 *Health Management Systems,
             Inc. .........................      28,125
        52 *Hospital Staffing Services,
             Inc. .........................         123
     4,100 *Inphynet Medical Management,
             Inc. .........................      89,175

            HOSPITAL MANAGEMENT - Continued
     7,100 *Magellan Health Services,
             Inc. ......................... $   193,475
     2,000 *MedCath Inc. ..................      30,250
     6,600 *OccuSystems, Inc. .............     173,250
     5,500 *Orthodontic Centers of America
             Inc. .........................      92,125
     3,000 *Pediatrix Medical Group .......     119,250
     4,400 *Physicians Resource Group,
             Inc. .........................      51,700
     3,800 *Prime Medical Services, Inc. ..      42,275
     6,400 *Transcend Services, Inc. ......      25,600
                                            -----------
                                              1,255,083
                                            -----------

            HOSPITAL SUPPLIES - 1.32%
     5,700 *Acuson Corp. ..................     148,200
     3,400 *Advanced Technology
             Laboratories, Inc. ...........     131,750
     2,100  Arrow International, Inc. .....      67,725
     1,400 *ArthroCare Corp. ..............      10,675
     7,000  Ballard Medical Products ......     134,750
    11,200 *Bio-Technology General Corp. ..     162,400
     3,531 *Boston Scientific Corp. .......     188,467
     3,500 *Coherent, Inc. ................     153,125
     2,700 *CONMED Corp. ..................      50,625
     5,200 *Datascope Corp. ...............      98,800
     3,600  Diagnostic Products Corp. .....     107,550
     3,700 *Gulf South Medical Supply,
             Inc. .........................      73,075
     3,250 *Healthdyne Technologies Inc. ..      47,937
     3,600 *ICU Medical, Inc. .............      31,950
     7,800 *Immunomedics, Inc. ............      41,437
     8,100 *Isis Pharmaceuticals, Inc. ....     127,575
       600  Landauer, Inc. ................      13,650
     4,900 *Marquette Medical Systems .....     112,700
     4,400  Meridian Diagnostics, Inc. ....      37,400
     2,100 *MiniMed, Inc. .................      52,500
     3,900 *OrthoLogic Corp. ..............      22,913
     2,000 *Ostex International, Inc. .....       4,000
     9,750  Owens & Minor, Inc. ...........     123,094
       165 *PerSeptive Biosystems Inc. ....       1,052
        93 *PerSeptive Biosystems Inc.
             (Warrants) ...................         105
     3,200 *Physio-Control International
             Corp. ........................      40,800
     2,800 *Protocol Systems, Inc. ........      21,350
     3,400 *Safeskin Corp. ................      85,425
     3,000 *St. Jude Medical, Inc. ........     101,625
     9,500 *Summit Technology, Inc. .......      73,031
     1,800 *TECHNE Corp. ..................      49,725
     3,600 *Theragenics Corp. .............      80,100

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        25
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            HOSPITAL SUPPLIES - Continued
     8,000 *Uromed Corp. .................. $    38,000
     3,800  West Co., Inc. ................     112,100
                                            -----------
                                              2,545,611
                                            -----------

            HOUSEHOLD PRODUCTS - 0.71%
     3,100  Church & Dwight Co., Inc. .....      82,150
     3,900 *Culligan Water Technologies,
             Inc. .........................     173,550
     5,300  Libbey Inc. ...................     176,887
     4,050  Pittway Corp. Class A .........     214,650
    13,900  Premark International Inc. ....     378,775
     9,750  Rykoff-Sexton, Inc. ...........     186,469
     4,700  Stanhome Inc. .................     147,463
     1,100 *USA Detergents, Inc. ..........      14,300
                                            -----------
                                              1,374,244
                                            -----------

            HUMAN RESOURCES - 0.18%
     2,400 *COREStaff, Inc. ...............      57,000
     5,800 *Employee Solutions, Inc. ......      30,813
     4,200 *Interim Services Inc. .........     163,800
     3,300 *Personal Group of America,
             Inc. .........................     100,238
                                            -----------
                                                351,851
                                            -----------

            INFORMATION PROCESSING - 7.56%
     2,100 *ACT Networks, Inc. ............      37,013
     3,200 *Activision, Inc. ..............      41,600
     4,333 *ADAC Laboratories .............     112,658
     5,400 *Affiliated Computer Services,
             Inc. Class A .................     143,100
     3,400 *Amisys Managed Care Systems
             Inc. .........................      74,800
     3,800  Analysts International Corp. ..     137,750
     3,100 *Applix, Inc. ..................      13,950
     2,500 *Arbor Software Corp. ..........      74,375
     4,400 *Aspen Technologies, Inc. ......     168,300
    11,503 *AST Research, Inc. ............      60,391
     4,600 *Astea International, Inc. .....      14,950
     7,900 *Auspex Systems, Inc. ..........      81,962
     4,308 *Avant! Corp. ..................      99,084
     2,000 *Barra, Inc. ...................      59,000
     6,600 *BBN Corp. .....................     190,575
     6,800 *BDM International..............     176,800
     2,400 *Bell & Howell Co. .............      64,200
     5,800 *BISYS Group, Inc. .............     221,125
     5,400 *Black Box Corp. ...............     190,350
     6,025 *Boole & Babbage, Inc. .........     125,019
    10,100 *Borland International, Inc. ...      73,225

            INFORMATION PROCESSING - Continued
     7,100 *Boston Technology, Inc. ....... $   204,125
     1,300 *BRC Holdings, Inc. ............      48,750
     5,400 *Broderbund Software Inc. ......     135,675
     3,300 *Brooktrout Technology, Inc. ...      44,550
     2,295 *Cadence Design Systems, Inc. ..      76,309
     3,300 *Caere Corp. ...................      27,225
     4,200 *Centennial Technologies,
             Inc. .........................      12,075
       340 *Centura Software Corp. ........         510
     4,900 *Cerner Corp. ..................      95,550
     6,700 *Checkfree Corp. ...............     117,250
     2,600 *Ciber, Inc. ...................     107,575
     6,800 *Citrix Systems, Inc. ..........     255,850
     2,200 *Clarify, Inc. .................      26,675
     1,100 *COMFORCE Corp. ................       6,463
     4,750 *Computer Horizons Corp. .......     264,812
       800  Computer Language Research,
             Inc. .........................       8,750
     1,150 *Computer Management Sciences,
             Inc. .........................      23,000
     7,000 *Computer Network Technology
             Corp. ........................      33,688
     1,100  Computer Task Group, Inc. .....      67,237
    14,900 *Computervision Corp. ..........      72,637
     1,600 *ComShare, Inc. ................      22,000
     5,600 *Comverse Technology, Inc. .....     256,200
     3,700 *Control Data Systems, Inc. ....      54,112
    15,900 *CopyTele, Inc. ................      82,481
       800 *CSG Systems International,
             Inc. .........................      19,000
     1,000 *Cybercash, Inc. ...............      13,000
    11,400 *Data General Corp. ............     243,675
       800 *Data Translation, Inc. ........       3,000
     2,700 *Dialogic Corp. ................      78,975
     6,900 *Diamond Multimedia Systems,
             Inc. .........................      55,200
     1,900 *Documentum, Inc. ..............      37,288
     7,100 *Egghead, Inc. .................      33,281
     4,200 *Envoy Corp. ...................     126,525
     3,600 *Excalibur Technologies Corp. ..      15,750
     1,300  Fair Issac & Co., Inc. ........      51,350
     4,000 *FileNet Corp. .................      66,500
       202  First Data Corp. ..............       8,080
     6,500 *FTP Software, Inc. ............      36,563
     6,800 *General DataComm Industries,
             Inc. .........................      61,200
     3,900 *Geoworks ......................      24,375
     2,700 *Harbinger Corp. ...............      83,700
       800 *HCIA, Inc. ....................      19,800
     4,350  Henry Jack & Associates .......      97,331
     3,700 *HMT Technology Corp. ..........      49,487

            INFORMATION PROCESSING - Continued
     4,800 *HNC Software, Inc. ............ $   158,400
     5,700 *Hyperion Software Corp. .......     102,600
     2,000 *IDX Systems Corp. .............      64,500
     3,000 *IKOS Systems, Inc. ............      74,250
     3,300 *Imnet Systems, Inc. ...........      82,500
     3,100 *In Focus Systems, Inc. ........      80,600
     1,200 *Individual, Inc. ..............       6,675
    10,000 *Information Resources, Inc. ...     150,000
     2,600 *Inso Corp. ....................      73,125
       700 *Integrated Measurment Systems,
             Inc. .........................      11,725
     3,200 *Integrated Systems, Inc.
             Class A ......................      46,400
     7,200 *INTERSOLV, Inc. ...............      71,100
       700 *JDA Software Group, Inc. ......      19,425
     8,600 *Keane, Inc. ...................     484,825
     1,300 *Kronos, Inc. ..................      33,800
     3,000 *Learning Tree International,
             Inc. .........................     117,000
     4,900 *Legato Systems, Inc. ..........      98,000
     2,500 *Manugistics Group, Inc. .......     162,500
     3,200 *Media 100 Inc. ................      18,400
     5,800 *Mercury Interactive Corp. .....     101,500
     1,300  MetaCreations, Inc. ...........      15,600
    14,200 *Microchip Technology, Inc. ....     504,100
     1,400 *MICROS Systems Inc. ...........      55,650
     1,600 *Microware Systems Corp. .......      12,400
     4,200  MTS Systems Corp. .............     108,675
     3,800 *Mylex Corp. ...................      37,525
     6,650  National Data Corp. ...........     291,769
     3,600 *National Instruments Corp. ....     119,250
     2,300 *NETCOM On-Line Communication
             Services, Inc. ...............      32,631
     9,900 *NetManage, Inc. ...............      34,031
     4,500 *Network Appliance, Inc. .......     182,531
     4,100 *Network Peripherals, Inc. .....      39,463
     9,200 *Oak Technology, Inc. ..........      86,250
     3,100 *ODS Networks Inc. .............      50,181
     4,316 *Paxar Corp. ...................      83,083
     2,600 *Perceptron, Inc. ..............      73,450
     1,900 *Periphonics Corp. .............      35,388
     4,700 *Phoenix Technologies Ltd. .....      65,212
     6,200 *Physician Computer Network,
             Inc. .........................      35,650
     1,100 *Pinnacle Systems, Inc. ........      20,075
       800 *Planar Systems, Inc. ..........       9,500
       333 *Platinum Software Corp. .......       3,018
    11,600 *PLATINUM technology, Inc. .....     168,200

================================================================================
26       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            INFORMATION PROCESSING - Continued
     6,400 *PMT Services, Inc. ............ $   102,400
     3,400 *Policy Management Systems
             Corp. ........................     161,500
     2,900 *Premenos Technology Corp. .....      19,575
     5,800 *Primark Corp. .................     137,750
     1,200 *Prism Solutions, Inc. .........       8,400
     4,400 *Progress Software Corp. .......      77,000
     2,300 *Project Software &
             Development, Inc. ............      44,562
     7,800 *PsiNet, Inc. ..................      58,987
     7,470 *Pure Atria Corp. ..............     119,520
     6,600 *Quarterdeck Corp. .............      17,738
     1,900 *RadiSys Corp. .................      69,825
     2,300 *Red Brick Systems, Inc. .......      20,269
     3,600 *Remedy Corp. ..................     145,350
     1,400 *Renaissance Solutions, Inc. ...      51,800
    12,300 *S3, Inc. ......................     150,675
     2,700 *Sandisk Corp. .................      38,813
     1,900 *Santa Cruz Operation, Inc. ....       8,550
       400 *Sapient Corp. .................      17,900
     2,700 *Scopus Technology, Inc. .......      81,506
     9,700 *Sequent Computer Systems,
             Inc. .........................     163,687
     3,800 *SMART Modular Technologies,
             Inc. .........................     128,250
     4,900 *Smith Micro Software, Inc. ....      15,925
     5,100 *Spectrum HoloByte, Inc. .......      32,513
     2,700 *SPSS, Inc. ....................      87,075
     8,100 *Stac, Inc. ....................      33,413
     1,000 *Storage Computer Corp. ........      13,625
     3,700 *StorMedia, Inc. Class A .......      43,937
     5,800 *Stratus Computer, Inc. ........     265,350
    10,100 *Structural Dynamics Research
             Corp. ........................     247,450
    13,100 *Symantec Corp. ................     249,719
     5,000 *Sync Research, Inc. ...........      20,938
     7,350 *System Software Associates,
             Inc. .........................      67,987
     3,600 *Systems & Computer
             Technology Corp. .............      86,400
     4,000 *Systemsoft Corp. ..............      48,000
     9,400 *Tech Data Corp. ...............     278,475
     5,300 *Technology Solutions Co. ......     192,125
     6,200 *Transaction Systems Architects,
             Inc. Class A .................     260,400
     4,200 *Trident Microsystems, Inc. ....      60,375
     5,100 *Tseng Labs, Inc. ..............      19,763
     1,600 *USDATA Corp., Inc. ............       7,800
     5,000 *Vanstar Corp. .................      50,000
     3,200 *Vantive Corp. .................      86,000

            INFORMATION PROCESSING - Continued
     3,200 *Veritas Software Corp. ........ $   159,200
     4,600 *Viasoft, Inc. .................     243,800
     4,100 *VideoServer, Inc. .............      71,237
     6,300 *Viewlogic Systems, Inc. .......      94,500
     1,600 *Visio Corp. ...................      92,000
     5,800 *Visioneer Communications Inc. .      20,300
     3,100 *Wall Data, Inc. ...............      77,500
     8,500 *Wang Laboratories, Inc. .......     174,250
     3,150 *Wind River Systems Inc. .......     107,100
     3,200 *Wonderware Corp. ..............      43,800
     6,600 *Workgroup Technology Corp. ....      28,875
     5,500 *Xircom, Inc. ..................      79,664
     1,800 *Yahoo!, Inc. ..................      58,050
     5,000 *Zebra Technologies Corp.
             Class A ......................     153,750
                                            -----------
                                             14,544,116
                                            -----------

            INSURANCE - CASUALTY - 1.27%
     3,000 *Acceptance Insurance
             Companies, Inc. ..............      63,000
       900  Baldwin & Lyons, Inc.
             Class B ......................      15,750
     4,000 *Capsure Holdings Corp. ........      50,000
     3,500  Citizens Corp. ................      88,813
     6,600  Commerce Group, Inc. ..........     148,500
     2,600  E.W. Blanch Holdings, Inc. ....      64,350
     3,485  Frontier Insurance Group,
             Inc. .........................     191,239
     4,473  Gainsco, Inc. .................      36,902
     6,400  HCC Insurance Holdings, Inc. ..     167,200
     1,700 *Highlands Insurance Group,
             Inc. .........................      34,000
     3,900  NAC Re Corp. ..................     155,512
       200  Nymagic, Inc. .................       3,875
     3,181  Orion Capital Corp. ...........     212,729
    16,100  Reliance Group Holdings Inc. ..     197,225
     7,600 *RISCORP, Inc. .................      27,550
     5,800 *Risk Capital Holdings, Inc. ...     110,200
       900  RLI Corp. .....................      28,688
     3,800  Selective Insurance Group,
             Inc. .........................     168,150
     3,150  Trenwick Group Inc. ...........     106,313
    10,200  20th Century Industries .......     196,350
     1,405  United Fire & Casualty Co. ....      50,580
     5,700  Vesta Insurance Group, Inc. ...     261,487
     1,600  Zurich Reinsurance Centre
             Holdings, Inc. ...............      62,200
                                            -----------
                                              2,440,613
                                            -----------

            INSURANCE - LIFE - 0.58%
       450  American Heritage Life Investment
             Corp. ........................ $    13,050
     2,000 *Compdent Corp. ................      36,250
       300  Kansas City Life Insurance Co.       21,750
     7,100 *Life USA Holding, Inc. ........      85,644
       500 *National Western Life
             Insurance Co. Class A ........      43,500
     6,500  Presidential Life Corp. .......      93,437
     3,700  Reinsurance Group of
             America Inc. .................     199,800
       435  Seafield Capital Corp. ........      14,029
     2,200  Security-Connecticut Corp. ....     106,975
     7,600 *UICI...........................     204,250
     6,870  United Companies Financial
             Corp. ........................     157,151
     2,800  W.R. Berkley Corp. ............     145,250
                                            -----------
                                              1,121,086
                                            -----------

            INSURANCE - MISCELLANEOUS - 1.42%
     3,600  Acordia, Inc. .................     127,800
     5,175  ALLIED Group, Inc. ............     205,706
     6,800 *Amerin Corp. ..................     159,800
     3,600  Arthur J. Gallagher & Co. .....     114,300
     3,700  Capital Re Corp. ..............     162,338
     6,800  CMAC Investment Corp. .........     283,050
    10,300  Crawford & Co. Class B ........     169,950
     3,600  Executive Risk Inc. ...........     187,650
     3,877  Fidelity National Financial,
             Inc. .........................      49,916
     2,900  Foremost Corp. of America .....     163,850
     5,512  Fremont General Corp. .........     193,609
     1,770  Guaranty National Corp. .......      38,055
     3,300  Harleysville Group ............     120,450
     4,300  Hartford Steam Boiler
             Inspection & Insurance Co. ...     219,300
     2,250  Hilb, Rogal & Hamilton Co. ....      33,188
     4,200  Integon Corp. .................      52,500
     3,900  Liberty Corp. .................     155,025
     9,200 *Mid Atlantic Medical
             Services, Inc. ...............     118,450
     2,200  MMI Companies, Inc. ...........      52,250
       525  Poe & Brown Inc. ..............      15,750
     4,100  Zenith National Insurance
             Corp. ........................     102,500
                                            -----------
                                              2,725,437
                                            -----------

            INSURANCE - MULTILINE - 0.98%
     2,450  Alfa Corp. ....................      30,625
     4,678  American Annuity Group, Inc. ..      87,128

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        27
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            INSURANCE - MULTILINE - Continued
     5,500  American Bankers Insurance
             Group, Inc. .................. $   312,125
     5,700  AmVestors Financial Corp. .....     100,462
     3,300  Argonaut Group, Inc. ..........      97,350
     3,427 *Delphi Financial Group, Inc. ..     130,234
     5,400  Horace Mann Educators Corp. ...     260,550
     5,300  John Alden Financial Corp. ....     112,625
     3,700  Life Re Corp. .................     159,100
       550 *Markel Corp. ..................      68,200
     2,000  Meadowbrook Insurance Group,
             Inc. .........................      49,000
     2,272  Medican Assum Inc. ............      86,336
     5,900  PennCorp Financial Group,
             Inc. .........................     201,337
     1,700  United Wisconsin Services,
             Inc. .........................      60,563
     4,900 *Washington National Corp. .....     137,200
                                            -----------
                                              1,892,835
                                            -----------

            LEISURE TIME - 0.73%
     6,500 *Acclaim Entertainment, Inc. ...      26,813
     3,300 *Action Performance Companies,
             Inc. .........................      79,406
     4,800 *Ameristar Casinos .............      25,800
     2,300 *Anchor Gaming .................      97,750
       400 *Bally's Grand, Inc. ...........      15,700
     4,100 *Boyd Gaming Corp. .............      24,088
     2,682 *Casino America, Inc. ..........       6,286
    10,700 *Casino Magic Corp. ............      15,047
    12,500 *Handleman Co. .................      82,812
     6,400 *Hollywood Park, Inc. ..........      89,600
     5,000  Huffy Corp. ...................      65,000
     3,100  Lewis Galoob Toys, Inc. .......      55,800
     5,200 *Outboard Marine Corp. .........      76,700
     7,500 *Players International, Inc. ...      29,062
     5,600  Polaris Industries, Inc. ......     165,900
     5,600 *Rio Hotel & Casino Inc. .......      81,900
     4,800 *Scotts Co. Class A ............     140,400
     5,600  Showboat Inc. .................     110,600
     2,200 *Station Casinos, Inc. .........      19,525
     4,900 *Trump Hotels & Casino
             Resorts, Inc. ................      47,775
     1,900  Winnebago Industries, Inc. ....      13,063
     6,500 *WMS Industries Inc. ...........     134,875
                                            -----------
                                              1,403,902
                                            -----------

            LODGING - 0.52%
     4,400 *Bristol Hotel Co. .............     161,700
     9,542 *Doubletree Corp. ..............     427,004
     7,400 *Extended Stay America, Inc. ...     102,675

            LODGING - Continued
     3,900 *Host Marriott Services Corp. .. $    39,000
     2,993  Marcus Corp. ..................      73,329
    10,100 *Prime Hospitality Corp. .......     188,112
     1,625 *WHG Resorts & Casinos Inc. ....      17,063
                                            -----------
                                              1,008,883
                                            -----------

            MACHINE TOOLS - 0.54%
    10,400  Cincinnati Milacron Inc. ......     240,500
     7,000  Giddings & Lewis, Inc. ........     132,672
     2,000  Gleason Corp. .................      74,250
     5,000  Greenfield Industries .........     130,000
     5,600  Lincoln Electric Co. ..........     219,100
     2,200 *PRI Automation Inc. ...........      83,875
     3,400  Roper Industries, Inc. ........     167,025
                                            -----------
                                              1,047,422
                                            -----------

            MACHINERY - AGRICULTURE - 0.16%
     1,500  Allied Products Corp. .........      48,750
     2,700  Lindsay Manufacturing Co. .....      97,200
     4,100  Toro Co. ......................     153,750
                                            -----------
                                                299,700
                                            -----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.62%
     1,100 *American Buildings Co. ........      31,075
     1,900  Blount, Inc. Class A ..........      78,375
     3,700  CDI Corp. .....................     149,387
     4,400  Granite Construction, Inc. ....      88,000
     5,345 *Insituform Technologies
             Class A ......................      32,070
     3,900 *J. Ray McDermott, S.A .........     106,275
     5,500 *Jacobs Engineering Group,
             Inc. .........................     147,813
     8,200  Kaman Corp. Class A ...........     112,238
     7,100  Lennar Corp. ..................     186,375
     3,522 *Morrison Knudsen Corp. ........      44,465
         6 *Morrison Knudsen Corp.
             (Warrants)....................          38
     3,000  Stone & Webster, Inc. .........     128,625
     3,900  TJ International Inc. .........      91,163
                                            -----------
                                              1,195,899
                                            -----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 2.38%
     4,900  AAR Corp. .....................     151,900
     3,700 *ABC Rail Products Corp. .......      61,050
     6,100  Aeroquip-Vickers, Inc. ........     264,587

            MACHINERY - INDUSTRIAL/
            SPECIALTY - Continued
     8,800  Albany International Corp.
             Class A ...................... $   200,200
     3,225  Applied Power Inc. Class A ....     141,900
     7,480  Baldor Electric Co. ...........     209,440
     3,300 *Burlington Coat Factory
             Warehouse ....................      58,988
     9,000  BW/IP, Inc. Class A ...........     172,125
     3,000 *DII Group, Inc. ...............      95,250
     6,350  Durco International, Inc. .....     179,387
     4,600  Exide Corp. ...................     100,625
     3,000 *GaSonics International Corp. ..      35,625
       475  General Binding Corp. .........      14,013
     2,000  Graco Inc. ....................      56,000
     2,400  Greenwich Air Services, Inc. ..      69,300
     2,700  Helix Technology Corp. ........     109,350
     2,200  Hughes Supply Inc. ............      84,150
     6,750  IDEX Corp. ....................     191,531
     3,300 *Insilco Corp. .................     124,162
     4,300 *Integrated Process
             Equipment Corp. ..............      79,013
     3,200 *International Imaging
             Materials, Inc. ..............      56,000
     3,700 *Ionics, Inc. ..................     176,675
     7,900  Keystone International, Inc. ..     257,737
     6,300 *Kulicke & Soffa
             Industries Inc. ..............     212,625
     5,050  Lilly Industries, Inc.
             Class A ......................     106,050
     4,250  Manitowoc Co., Inc. ...........     190,187
     4,040 *Oak Industries Inc. ...........      99,990
     1,500 *Ortel Corp. ...................      20,438
       900 *Osmonics, Inc. ................      14,738
     5,100  Pacific Scientific Co. ........      68,213
     3,500 *Park-Ohio Industries Inc. .....      45,500
     7,300  Regal-Beloit Corp. ............     194,362
       800  Robbins & Myers, Inc. .........      27,500
     1,300  Scotsman Industries Inc. ......      34,613
     4,700 *Specialty Equipment Companies,
             Inc. .........................      64,625
     2,200 *SPS Technologies, Inc. ........     161,700
     6,800  Stewart & Stevenson Services,
             Inc. .........................     181,900
     3,500  Tennant Co. ...................     105,000
     1,200 *Thermo Power Corp. ............       7,200
     3,300  Watts Industries, Inc.
             Class A ......................      82,087
     2,300 *Zoltek Companies, Inc. ........      71,875
                                            -----------
                                              4,577,611
                                            -----------

            MEDICAL TECHNOLOGY - 1.55%
     2,100 *ATS Medical, Inc. .............      12,830
     3,600 *Bio-Rad Laboratories, Inc.
             Class A ......................      91,800

================================================================================
28       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            MEDICAL TECHNOLOGY - Continued
     3,100 *Biomatrix, Inc. ............... $    53,475
     5,400 *Capstone Pharmacy Services ....      54,000
     5,600 *Creative BioMolecules, Inc. ...      56,700
     3,200  Dekalb Genetics Corp.
             Class B ......................     227,600
     4,900 *Endosonics Corp. ..............      54,512
     6,300 *Enzo Biochem, Inc. ............      94,500
     4,800 *Epitope, Inc. .................      42,000
     7,500 *Haemonetics Corp. .............     128,437
     3,500 *Hologic, Inc. .................      84,000
     4,400 *i- STAT Corp. .................      78,100
    16,600 *Imatron, Inc. .................      46,687
     5,000 *InControl, Inc. ...............      46,875
     7,700 *KLA-Tencor Corp. ..............     366,231
     8,700 *Liposome Co., Inc. ............     221,850
     2,300 *Lunar Corp. ...................      46,000
     3,000 *Myriad Genetics, Inc. .........      79,500
     8,400 *NABI Inc. .....................      58,800
     4,500 *NeoPath, Inc. .................      88,875
     4,600 *Neurex Corp. ..................      67,275
     6,300 *Neuromedical Systems, Inc. ....      41,737
     3,100 *Northfield Laboratories Inc. ..      30,613
     6,000 *Organogenesis Inc. ............     112,500
     3,800 *Protein Design Labs, Inc. .....     120,175
     5,500 *SciClone Pharmaceuticals,
             Inc. .........................      37,813
    12,924 *Scios Nova Inc. ...............      81,583
     1,950 *Serologicals Corp. ............      37,294
     5,100 *Sofamor Danek Group, Inc. .....     234,600
     3,600 *Spine-Tech, Inc. ..............     124,425
     3,400 *ThermoTrex Corp. ..............      98,175
     2,100 *Thoratec Laboratories Corp. ...      12,075
     4,300  US Bioscience, Inc. ...........      45,150
                                            -----------
                                              2,976,187
                                            -----------

            MERCHANDISE - DRUG - 0.41%
     9,225  Arbor Drugs, Inc. .............     181,040
     4,439 *Avatex Corp. ..................       4,994
     4,400 *Express Scripts, Inc.
             Class A ......................     200,750
     6,800  Longs Drug Stores Corp. .......     161,500
     4,200 *MedImmune, Inc. ...............      65,100
    14,500 *Perrigo Co. ...................     174,000
                                            -----------
                                                787,384
                                            -----------

            MERCHANDISE - SPECIALTY - 2.67%
     4,500 *Alliance Entertainment Corp. ..       3,938
     6,818  Arctic Cat, Inc. ..............      71,589

            MERCHANDISE - SPECIALTY - Continued
    10,700 *Aura Systems, Inc. ............ $    19,728
     5,100 *Avid Technology, Inc. .........     119,850
     7,200 *Best Buy Co., Inc. ............      98,100
     2,550 *BMC West Corp. ................      33,788
     9,600 *Bombay Co., Inc. ..............      43,200
     2,700 *Books-A-Million, Inc. .........      13,838
     3,000 *Bush Boake Allen Inc. .........      87,375
     6,100  Casey's General Stores, Inc. ..     122,000
     7,667  Cash America International,
             Inc. .........................      74,753
    24,700 *Charming Shoppes, Inc. ........     129,675
     2,100 *Cole National Corp. Class A ...      79,537
     3,700 *Compucom Systems, Inc. ........      26,825
     1,000 *Copart, Inc. ..................      15,500
     3,300  Cross (A.T.) Co. Class A ......      36,712
     1,800 *Daisytek International Corp. ..      56,700
     4,500 *Department 56, Inc. ...........      95,062
       600 *DH Technology, Inc. ...........       9,750
     3,400  Duty Free International,
             Inc. .........................      53,125
     4,900 *Eagle Hardware & Garden,
             Inc. .........................     117,906
    15,100  Fingerhut Companies, Inc. .....     266,137
     1,300 *Fossil, Inc. ..................      21,938
     5,500  Franklin Covey.................     132,000
     4,900 *Friedman's Inc. Class A .......      91,569
     6,350 *Garden Ridge Corp. ............      76,994
     4,100 *Gibson Greetings, Inc. ........      89,175
     7,100  Hancock Fabrics, Inc. .........      86,975
     3,105  Hancock Holding Co. ...........     129,634
    13,000 *HEARx, Ltd. ...................      22,750
     1,800 *Inacom Corp. ..................      58,275
    10,000 *Intelligent Electronics,
             Inc. .........................      26,875
     1,848 *Jenny Craig, Inc. .............      11,319
     7,800  Jostens, Inc. .................     192,075
     4,500 *Jumbosports, Inc. .............      19,688
     3,178  K2, Inc. ......................      91,765
     1,800 *L.L. Knickerbocker Co. ........       9,338
       600  LabOne, Inc. ..................      10,500
     6,700 *Mac Frugal's Bargains
             Close-outs Inc. ..............     199,325
     4,700 *Michaels Stores Inc. ..........      92,825
     2,900 *MicroAge Inc. .................      52,562
     1,300 *Movie Gallery, Inc. ...........       8,938
     3,800 *Paragon Trade Brands, Inc. ....      61,275
     3,000 *Petco Animal Supplies, Inc. ...      80,250
    10,800  Petroleum Heat & Power Co.,
             Inc. Class A .................      39,150

            MERCHANDISE - SPECIALTY - Continued
     6,200  Price Enterprises Inc. ........ $   113,925
     3,400 *Rexall Sundown, Inc. ..........      90,950
     4,000  Russ Berrie and Co. Inc. ......      83,000
        72 *Score Board, Inc. .............          81
     3,200 *Seitel, Inc. ..................     118,800
     4,400 *Sitel Corp. ...................      72,600
     8,700  Sotheby's Holdings, Inc.
             Class A ......................     134,850
     8,450 *Sports Authority, Inc. ........     152,100
     5,200  Sturm, Ruger & Co. Inc. .......      98,150
     1,100 *Tractor Supply Co. ............      22,550
     5,100 *United Stationers Inc. ........     110,287
     3,900  Unitog Co. ....................      91,650
     9,900  US Office Products, Co. .......     245,025
     7,700 *Waban Inc. ....................     233,887
     1,300 *West Marine, Inc. .............      34,125
     4,900 *Williams-Sonoma, Inc. .........     180,687
     8,600 *Zale Corp. ....................     173,075
                                            -----------
                                              5,136,025
                                            -----------

            MERCHANDISING - DEPARTMENT - 0.41%
     1,300 *Alexander's, Inc. .............      85,150
     4,300 *Carson Pirie Scott & Co. ......     138,675
    11,715  Pier 1 Imports, Inc. ..........     262,123
     4,246 *Proffitt's Inc. ...............     169,309
     3,750 *Stein Mart, Inc. ..............     113,437
     1,812  Strawbridge & Clothier ........      29,672
                                            -----------
                                                798,366
                                            -----------

            MERCHANDISING - FOOD - 0.76%
     2,000  Delchamps, Inc. ...............      54,500
        75  Farmer Bros. Co. ..............       9,525
     7,800  Fleming Companies, Inc. .......     148,200
     3,100 *IHOP Corp. ....................      86,800
     1,800  Ingles Markets, Inc. ..........      25,988
     3,375  Nash Finch Co. ................      67,500
     1,334 *Quality Food Centers Inc. .....      50,692
     4,400  Ruddick Corp. .................      66,550
     4,500  Sanderson Farms, Inc. .........      66,375
     7,800  Savannah Foods &
             Industries, Inc. .............     121,875
     4,100 *ShowBiz Pizza Time, Inc. ......      92,250
     3,700  Smart & Final Inc. ............      79,088
     4,300 *Smithfield Foods, Inc. ........     235,962
     3,098 *Smith's Food & Drug
             Centers, Inc. Class B ........     146,380
     4,300 *Whole Foods Market, Inc. ......     134,913

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        29
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            MERCHANDISING - FOOD - Continued
     7,073  WLR Foods, Inc. ............... $    70,730
                                            -----------
                                              1,457,328
                                            -----------

            MERCHANDISING - MASS - 0.37%
     9,300  Family Dollar Stores, Inc. ....     239,475
     6,300  Fred Meyer, Inc. ..............     289,012
    26,400 *Service Merchandise Co.,
             Inc. .........................      85,800
     4,500  ShopKo Stores, Inc. ...........     106,313
                                            -----------
                                                720,600
                                            -----------

            METALS - ALUMINUM - 0.22%
     5,600 *ACX Technologies, Inc. ........     119,000
       400  Commonwealth Industries Inc. ..       7,550
     4,400  IMCO Recycling Inc. ...........      78,100
     6,000 *Kaiser Aluminum Corp. .........      69,000
     2,706  Tredegar Industries, Inc. .....     147,815
                                            -----------
                                                421,465
                                            -----------

            METALS - COPPER - 0.12%
     3,900 *Chase Industries Inc. .........      87,750
     4,900 *Wolverine Tube, Inc. ..........     143,938
                                            -----------
                                                231,688
                                            -----------

            METALS - MISCELLANEOUS - 0.82%
     4,337  A.M. Castle & Co. .............      94,330
     4,050  Applied Industrial
             Technology, Inc. .............     142,256
     4,000  Brush Wellman Inc. ............      85,000
     4,033  Commercial Metals Co. .........     119,478
     3,500 *Dravo Corp. ...................      38,500
     5,900  Freeport McMoRan, Inc. ........     166,675
     1,400  Greenbrier Companies, Inc. ....      15,750
    12,600 *Hecla Mining Co. ..............      72,450
     1,530 *Intermagnetics General Corp. ..      21,420
     5,900  Kennametal, Inc. ..............     234,525
     4,050 *Material Sciences Corp. .......      56,700
     5,400  Precision Castparts Corp. .....     337,500
     2,400 *RMI Titanium Co. ..............      55,800
     2,800 *Stillwater Mining Co. .........      65,100
     2,000 *Tremont Corporation Delaware ..      82,000
                                            -----------
                                              1,587,484
                                            -----------

            METALS - STEEL - 1.15%
     4,700 *Acme Metals, Inc. .............      71,675
     4,000  Amcast Industrial Corp. .......      98,000
    22,400 *Armco Inc. ....................      84,000

            METALS - STEEL - Continued
     9,600  Birmingham Steel Corp. ........ $   153,600
     4,100  Carpenter Technology Corp. ....     177,325
       800  Chaparral Steel Co. ...........      12,000
     1,900 *Citation Corp. ................      28,262
     2,800  Cleveland-Cliffs Inc. .........     118,300
     1,850  Commercial Intertech Corp. ....      24,050
    10,700 *Geneva Steel Co. Class A ......      25,413
       800 *Gibraltar Steel Corp. .........      17,400
     1,500  Huntco Inc. Class A ...........      20,063
     3,400 *Intermedia Communications Inc.      102,425
     6,700  Intermet Corp. ................      93,800
     4,500  J & L Specialty Steel, Inc. ...      57,375
     2,600  Lukens Inc. ...................      51,025
     5,200 *Mueller Industries, Inc. ......     207,350
     3,100 *National Steel Corp. Class B ..      41,850
     5,900  Oregon Steel Mills, Inc. ......     110,625
     3,400  Quanex Corp. ..................      92,650
     1,200  Reliance Steel &
             Aluminum Co. .................      43,500
     3,300 *Shiloh Industries, Inc. .......      54,450
     2,250  Steel Technologies Inc. .......      23,625
     5,900  TriMas Corp. ..................     167,412
     6,000  UNR Industries, Inc. ..........      37,500
     3,400  Valmont Industries, Inc. ......     142,800
     5,700 *WHX Corp. .....................      37,762
     4,800 *Wyman-Gordon Co. ..............     109,200
                                            -----------
                                              2,203,437
                                            -----------

            MISCELLANEOUS - 1.96%
     4,800 *Alternative Resources Corp. ...      88,800
     6,000  AMCOL International Corp. .....     110,250
     5,300 *AMERCO Inc. ...................     145,750
       900 *Associated Group, Inc.
             Class A ......................      36,900
     1,600 *Avondale Industries, Inc. .....      30,400
       800 *Bacou U.S.A., Inc. ............      11,800
     1,271  Barnett Banks, Inc. ...........      66,886
     4,900 *Billing Information Concepts ..     142,100
     5,800 *Borg-Warner Security Corp. ....      89,900
     3,475 *Brightpoint, Inc. .............     107,725
     2,100  Central Parking Corp. .........      65,625
     1,500 *ClinTrials Inc. ...............      14,813
     1,500 *CRA Managed Care, Inc. ........      68,625
     5,000  CTG Resources Inc. ............     108,125
     7,000  DeVry, Inc. ...................     193,375
     3,000 *Encad, Inc. ...................     111,750


            MISCELLANEOUS - Continued
     2,100 *Equity Corp. International .... $    50,400
     4,800 *Figgie International Inc.
             Class A ......................      59,400
     3,758  Gemstar Group Ltd. ............      78,918
     8,580 *HFS, Inc. .....................     462,247
     2,775 *ITT Educational Services,
             Inc. .........................      62,784
     1,800  Mathews International Corp.
             Class A ......................      61,650
     4,056  Mattel, Inc. ..................     121,164
     9,600 *National Education Corp. ......     201,600
     3,300  Norrell Corp. .................     106,425
     2,600 *Pinkerton's, Inc. .............      76,375
     5,700 *Prepaid Legal Services, Inc. ..     115,069
     4,000  Regis Corp. ...................      86,000
     5,600 *Rexel, Inc. ...................     102,200
     2,000 *RTW, Inc. .....................      16,750
     3,000 *Samsonite Corp. ...............     134,625
     5,600 *Sola International, Inc. ......     160,300
     5,400 *Solv-Ex Corp. .................      35,775
     2,600 *Strategic Distribution, Inc. ..      10,075
     5,950 *Sylvan Learning Systems,
             Inc. .........................     213,456
     2,900 *The Profit Recovery Group
             International, Inc. ..........      35,525
     3,400 *Veritas DGC Inc. ..............      70,550
     1,400  Wackenhut Corp. Class A .......      24,675
     2,800 *Wackenhut Corrections Corp. ...      54,950
     2,900 *Youth Services International,
             Inc. .........................      40,238
                                            -----------
                                              3,773,975
                                            -----------

            MOBILE HOMES - 0.22%
    12,752 *Champion Enterprises, Inc. ....     234,318
     2,800  Coachmen Industries, Inc. .....      47,600
       800  McGrath RentCorp. .............      15,000
     4,200  Skyline Corp. .................     103,425
       750  Thor Industries, Inc. .........      17,906
                                            -----------
                                                418,249
                                            -----------

            NATURAL GAS - DIVERSIFIED - 1.05%
     3,750  Atmos Energy Corp. ............      86,719
     3,400  Bay State Gas Co. .............      90,525
     5,300  Eastern Enterprises ...........     182,850
     5,204  K N Energy, Inc. ..............     219,218
     5,800  Laclede Gas Co. ...............     125,425
     4,600  New Jersey Resources Corp. ....     143,175
    14,068 *Seagull Energy Corp. ..........     253,224
     1,996 *Southern Union Co. ............      47,156

================================================================================
30       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            NATURAL GAS - DIVERSIFIED - Continued
     6,400  Southwest Gas Corp. ........... $   109,600
     3,772 *Tejas Gas Corp. ...............     176,812
    11,300  UGI Corp. .....................     254,250
     5,600  United Cities Gas Co. .........     126,700
     2,300  Western Gas Resources, Inc. ...      45,425
     4,400  WICOR, Inc. ...................     161,700
                                            -----------
                                              2,022,779
                                            -----------

            OIL - INTEGRATED DOMESTIC - 0.22%
     3,750  Cross Timbers Oil Co. .........      72,656
     3,800 *Crown Central Petroleum Corp.
             Class A ......................      50,825
     2,500 *Hondo Oil & Gas Co. ...........      22,813
    12,700  Quaker State Corp. ............     192,087
     6,200 *Tesoro Petroleum Corp. ........      81,375
                                            -----------
                                                419,756
                                            -----------

            OIL - SERVICE - PRODUCTS - 0.94%
     9,800 *BJ Services Co. ...............     541,450
     6,750 *EVI Inc. ......................     253,969
     3,600  Getty Petroleum Corp. .........      60,300
     3,600 *Getty Petroleum Marketing
             Inc. .........................      17,100
     7,800 *Global Industrial
             Technologies, Inc. ...........     144,300
     7,400 *Global Industries Inc. ........     162,800
    14,500 *Kelley Oil & Gas Corp. ........      35,344
     7,100 *Lone Star Technologies, Inc. ..     167,737
    18,300 *Parker Drilling Co. ...........     176,137
     6,500 *Pride Petroleum
             Services, Inc. ...............     144,625
     4,163 *Varco International, Inc. .....     114,483
                                            -----------
                                              1,818,245
                                            -----------

            OIL - SERVICES - 0.80%
     6,300  Camco International, Inc. .....     322,875
     2,400  Lomak Petroleum, Inc. .........      42,600
    10,800 *Marine Drilling
             Companies, Inc. ..............     217,350
     7,200  Mascotech, Inc. ...............     161,100
     7,900 *Oceaneering International
             Inc. .........................     134,300
     4,900 *Offshore Logistics, Inc. ......      88,813
     6,150  Pennsylvania Enterprises Inc. .     152,212
     3,600 *Pool Energy Services Co. ......      59,850
     3,000  Production Operators Corp. ....     200,625
     9,300 *Tuboscope Vetco
             International Corp. ..........     151,125
                                            -----------
                                              1,530,850
                                            -----------

            OIL/GAS PRODUCERS - 2.07%
       800 *Atwood Oceanics, Inc. ......... $    53,600
       160 *Aztec Energy Corp. ............           5
     8,050 *Barrett Resources Corp. .......     269,675
     2,100 *Belden & Blake Corp. ..........      56,044
     8,300 *Benton Oil and Gas Co. ........     128,650
     3,400  Berry Petroleum Co. Class A ...      51,000
     7,800 *Box Energy Corp. Class B ......      58,500
     5,900  Cabot Oil & Gas Corp.
             Class A ......................     109,150
     2,400 *Cliffs Drilling Co. ...........     167,700
     5,000  Devon Energy Corp. ............     186,250
     2,600 *Falcon Drilling Co., Inc. .....     119,275
     3,700 *Flores & Rucks, Inc. ..........     181,300
     1,400 *Forcenergy, Inc. ..............      49,000
     4,600 *Forest Oil Corp. ..............      64,400
    16,700 *Harken Energy Corp. ...........      79,325
     6,500  Helmerich & Payne, Inc. .......     364,812
       500  Holly Corp. ...................      12,500
     3,400  KCS Energy, Inc. ..............     141,525
     2,600 *Louis Dreyfus Natural
             Gas Corp. ....................      41,275
    20,700 *MESA Inc. .....................     113,850
     7,700  Mitchell Energy & Development
             Corp. Class A ................     170,362
    11,000 *Newfield Exploration Co. ......     236,500
     2,600 *Nuevo Energy Co. ..............     113,425
     9,200  Parker & Parsley
             Petroleum Co. ................     312,800
     3,100 *Plains Resources, Inc. ........      44,175
     9,400  Snyder Oil Corp. ..............     171,550
     3,600 *Stone Energy Corp. ............     100,800
     3,500 *Swift Energy Co. ..............      93,625
     6,100 *Tom Brown, Inc. ...............     122,763
     7,700 *United Meridian Corp. .........     277,200
     2,500  Vintage Petroleum, Inc. .......      85,000
                                            -----------
                                              3,976,036
                                            -----------

            PAPER/FOREST PRODUCTS - 0.77%
     6,500  Caraustar Industries, Inc. ....     187,687
    10,800  Longview Fibre Co. ............     182,250
     3,440  Mosinee Paper Corp. ...........      93,296
     4,500  P. H. Glatfelter Co. ..........      78,750
     8,400  Pentair Inc. ..................     276,150
     2,900  Ply Gem Industries Inc. .......      48,575
     4,700  Pope & Talbot, Inc. ...........      77,550
     5,700  Schweitzer-Mauduit
             International, Inc. ..........     195,937
     5,100  Standard Register Co. .........     177,863

            PAPER/FOREST PRODUCTS - Continued
     1,700  Universal Forest
             Products, Inc. ............... $    23,588
     7,400  Wausau Paper Mills Co. ........     138,750
                                            -----------
                                              1,480,396
                                            -----------

            PHOTOGRAPHY - 0.15%
     3,800  CPI Corp. .....................      71,250
     1,950 *Photronics Inc. ...............      87,019
     1,800 *Seattle Filmworks, Inc. .......      21,150
     5,800 *Ultratech Stepper, Inc. .......     118,175
                                            -----------
                                                297,594
                                            -----------

            POLLUTION CONTROL - 1.30%
     9,600 *Air & Water Technologies Corp.
             Class A ......................      45,600
    20,500 *Allied Waste
             Industries, Inc. .............     302,375
     5,700 *Allwaste, Inc. ................      47,737
     7,800  Calgon Carbon Corp. ...........     109,200
     2,050 *Cuno Inc. .....................      33,825
     7,700  Dames & Moore, Inc. ...........      90,475
       546  Heidemij NV....................       5,665
     2,700 *KFX, Inc. .....................      10,463
    15,800  Laidlaw Environmental
             Services Inc. ................      45,425
     1,725  Mine Safety Appliances Co. ....     104,794
     3,900 *Molten Metal Technology,
             Inc. .........................      27,787
     3,850 *Newpark Resources, Inc. .......     202,125
     5,200 *OHM Corp. .....................      41,600
    12,000  Safety-Kleen Corp. ............     187,500
     1,000 *Superior Services, Inc. .......      21,500
     5,000 *Tetra Tech, Inc. ..............     100,000
     4,700 *Tetra Technologies, Inc. ......     114,562
     5,700  Thermo Remediation Inc. .......      39,900
       900 *Thermo TerraTech, Inc. ........       9,844
    14,900 *United States Filter Corp. ....     469,350
    10,600 *United Waste Systems, Inc. ....     406,775
     3,200  Zurn Industries, Inc. .........      84,800
                                            -----------
                                              2,501,302
                                            -----------

            PUBLISHING - NEWS - 0.30%
     3,200  Hollinger International,
             Inc. Class A .................      35,600
     8,075  McClatchy Newspapers, Inc.
             Class A ......................     225,090
     1,900  Media General, Inc. Class A ...      58,069
     6,500 *Network Equipment
             Technologies, Inc. ...........     112,125

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        31
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            PUBLISHING - NEWS - Continued
     2,933  Pulitzer Publishing Co. ....... $   142,617
        18 *Radius, Inc. ..................           6
                                            -----------
                                                573,507
                                            -----------

            PUBLISHING/PRINTING - 1.16%
     1,400  American Business
             Products, Inc. ...............      34,475
     5,900 *ATC Communications, Inc. ......      23,600
     7,950  Banta Corp. ...................     220,612
       800 *Berlitz International, Inc. ...      19,100
     2,600 *Big Flower Press
             Holdings, Inc. ...............      55,575
     3,000  Bowne & Co., Inc. .............      89,625
     2,700 *Devon Group, Inc. .............      83,025
     7,600  Ennis Business Forms, Inc. ....      75,050
     6,700 *Golden Books Family
             Entertainment, Inc. ..........      76,213
     3,800  Houghton Mifflin Co. ..........     225,150
     8,000  John H. Harland Co. ...........     183,000
     4,300  John Wiley & Sons Inc.
             Class A ......................     136,525
     3,100  Merrill Corp. .................     101,137
     3,300  New England Business
             Service, Inc. ................      96,113
     5,700 *Nu-kote Holding, Inc.
             Class A ......................      14,250
     2,700 *Scholastic Corp. ..............      80,325
     4,400 *Scientific Games
             Holdings Corp. ...............     107,800
       700 *Steck-Vaughn
             Publishing Corp. .............       9,100
     5,509  Thomas Nelson, Inc. ...........      57,156
    17,600 *Topps Co. Inc. ................      67,100
     7,500 *Valassis Communications,
             Inc. .........................     208,125
     9,000 *ValueVision International,
             Inc. Class A .................      34,875
       900  Waverly, Inc. .................      19,350
     7,900 *World Color Press, Inc. .......     207,375
                                            -----------
                                              2,224,656
                                            -----------

            RAILROAD - 0.24%
     1,500  Florida East Coast
             Industries, Inc. .............     162,375
     4,100  GATX Corp. ....................     232,675
     3,700 *RailTex, Inc. .................      68,450
                                            -----------
                                                463,500
                                            -----------

            REAL ESTATE - 0.67%
     2,400 *Avatar Holdings Inc. ..........      78,600
     2,500 *Castle & Cooke, Inc. ..........      38,125
    19,800 *Catellus Development Corp. ....     334,125
     6,075  Cousins Properties Inc. .......     162,506
     2,100  Forest City
             Enterprises, Inc. ............      92,663

            REAL ESTATE - Continued
     7,600 *Insignia Financial Group, Inc.
             Class A ...................... $   134,900
     3,200  Mercer International Inc. .....      36,600
     8,800  Merry Land &
             Investment Co., Inc. .........     184,800
     5,000  North American Mortgage Co. ...     100,625
     8,289  Republic Bancorp Inc. .........     108,793
       500  Tejon Ranch Co. ...............       8,500
                                            -----------
                                              1,280,237
                                            -----------

            REAL ESTATE INVESTMENT
            TRUSTS - 7.27%
     3,600  Allied Capital
             Commercial Corp. .............      85,050
     7,800  American Health
             Properties, Inc. .............     195,000
     1,500  Apartment Investment &
             Management Co. ...............      41,813
     2,600  Associated Estates
             Realty Corp. .................      58,500
     8,800  Avalon Properties, Inc. .......     242,000
     4,200  Bay Apartment
             Communities, Inc. ............     148,050
     8,500  Beacon Properties Corp. .......     263,500
    12,500  Berkshire Realty Co., Inc. ....     134,375
     5,373  Bradley Real Estate, Inc. .....     101,415
     9,730  BRE Properties, Inc. ..........     239,601
     2,300  Burnham Pacific
             Properties, Inc. .............      30,475
     4,800  Cali Realty Corp. .............     142,200
     7,228  Camden Property Trust .........     212,322
     9,450  Capstead Mortgage Corp. .......     226,800
     6,500  CarrAmerica Realty Corp. ......     184,437
     8,200  CBL & Associates
             Properties, Inc. .............     194,750
     2,800  CenterPoint Properties Corp. ..      84,000
       500  Charles E. Smith Residential
             Realty, Inc. .................      13,688
     2,400  Chelsea GCA Properties ........      87,300
     7,000  Colonial Properties Trust .....     204,750
     3,000  Columbus Realty Trust .........      66,000
     5,900  Commercial Net Lease
             Realty, Inc. .................      88,500
    17,400  Crescent Real Estate
             Equities, Inc. ...............     474,150
     4,600  Criimi Mae, Inc. ..............      75,325
     6,100  Crown American Realty Trust....      48,800
    12,000  CWM Mortgage Holdings, Inc. ...     250,500
     5,500  Developers Diversified
             Realty Corp. .................     204,875
     7,400  Duke Realty Investments,
             Inc. .........................     282,125
    10,800  Dynex Capital Inc. ............     148,500
     6,000  Equity Inns Inc. ..............      78,750
     1,800  Evans Withycombe
             Residential, Inc. ............      36,900
     3,900  Excel Realty Trust, Inc. ......     100,913

            REAL ESTATE INVESTMENT
            TRUSTS - Continued
     7,200  Federal Realty
             Investment Trust ............. $   188,100
     6,100  FelCor Suite Hotels, Inc. .....     227,225
     6,100  First Industrial Realty
             Trust, Inc. ..................     179,950
     8,100  Franchise Finance Corp.
             of America ...................     195,412
     6,700  Gables Residential Trust.......     167,500
     6,800  General Growth
             Properties, Inc. .............     219,300
     7,300  Glimcher Realty Trust..........     146,000
     6,100  Health Care Property
             Investors, Inc. ..............     205,875
     1,800  Health Care REIT, Inc. ........      43,200
     1,400  Healthcare Realty
             Trust, Inc. ..................      36,400
     6,700  Highwoods Properties, Inc. ....     202,675
     3,392  Horizon Group, Inc. ...........      44,096
     4,700  Hospitality Properties Trust...     149,225
     7,300  IRT Property Co. ..............      84,863
     4,900  Irvine Apartment
             Communities, Inc. ............     137,813
     3,200  JDN Realty Corp. ..............      92,400
     3,300  JP Realty, Inc. ...............      85,388
     5,100  Kimco Realty Corp. ............     160,650
     6,400 *Koger Equity, Inc. ............     106,400
     6,100  Liberty Property Trust.........     146,400
     4,600  LTC Properties, Inc. ..........      81,650
     3,500  Macerich Co. ..................      94,500
     8,700  Manufactured Home
             Communities, Inc. ............     191,400
     6,200  MGI Properties ................     130,200
     2,800  Mid-America Apartment
             Communities, Inc. ............      74,550
     6,300  Mills Corp. ...................     159,862
     5,100  National Golf
             Properties, Inc. .............     165,750
     6,700  National Health
             Investors, Inc. ..............     252,925
    10,900  Nationwide Health
             Properties, Inc. .............     234,350
     3,200  Oasis Residential, Inc. .......      73,600
     4,586  Omega Healthcare
             Investors, Inc. ..............     150,191
     8,800  Patriot American
             Hospitality, Inc. ............     190,300
     4,700  Pennsylvania Real Estate
             Investment Trust .............     103,400
     4,800  Post Properties, Inc. .........     190,800
       500  Price REIT, Inc. ..............      19,063
    18,200  Public Storage, Inc. ..........     484,575
     8,600  Realty Income Corp. ...........     220,375
     2,400  Reckson Associates
             Realty Corp. .................      54,000
     1,600  Redwood Trust, Inc. ...........      91,400
     2,300  Regency Realty Corp. ..........      60,663
     9,000  RFS Hotel Investors, Inc. .....     167,625

================================================================================
32       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            REAL ESTATE INVESTMENT
            TRUSTS - Continued
     6,300  Saul Centers, Inc. ............ $   103,163
     6,400  Shurgard Storage Centers, Inc.
             Class A ......................     179,200
       108 *SLH Corp. .....................       5,886
       500  Sovran Self Storage, Inc. .....      14,500
     6,500  Spieker Properties, Inc. ......     239,687
     2,200  Storage Trust Realty...........      55,000
     5,100  Storage USA, Inc. .............     194,437
     7,100  Summit Properties, Inc. .......     142,887
     5,100  Sun Communities, Inc. .........     166,387
     4,600  Taubman Centers, Inc. .........      59,800
     3,900  Thornburg Mortgage
             Asset Corp. ..................      78,488
     1,600  Town and Country Trust ........      23,800
     5,000  TriNet Corporate Realty
             Trust, Inc. ..................     163,750
    20,241  United Dominion Realty
             Trust, Inc. ..................     298,555
     4,000  Universal Health Realty Income
             Trust ........................      77,000
     1,600  Urban Shopping Centers, Inc. ..      46,400
     6,300  Vornado Realty Trust...........     431,550
     2,800  Walden Residential
             Properties, Inc. .............      66,500
    11,700  Washington Real Estate
             Investment Trust .............     198,900
     5,100  Weeks Corp. ...................     160,650
     6,100  Weingarten Realty Investors ...     261,537
     6,200  Wellsford Residential Property
             Trust ........................     200,725
     4,300  Western Investment Real Estate
             Trust ........................      58,050
                                            -----------
                                             13,982,267
                                            -----------

            RESTAURANTS - 1.16%
     6,562  Apple South, Inc. .............      99,250
     8,650  Applebee's International,
             Inc. .........................     215,169
    11,100  Bob Evans Farms, Inc. .........     156,787
    12,180 *Buffets, Inc. .................     108,098
     7,750  CKE Restaurants, Inc. .........     185,031
     2,200 *Daka International, Inc. ......      27,775
     7,600 *Foodmaker, Inc. ...............     106,400
     3,200 *International Dairy Queen, Inc.
             Class A ......................      74,400
     4,700 *Landry's Seafood
             Restaurants, Inc. ............      86,950
     8,300  Luby's Cafeterias, Inc. .......     160,812
     3,400 *Manhattan Bagel Inc. ..........      23,800
     4,800  Morrison Health Care, Inc. ....      78,000

            RESTAURANTS - Continued
     7,400 *NPC International Inc. ........ $    87,875
     4,425 *Papa John's
             International, Inc. ..........     141,047
       500 *Quality Dining, Inc. ..........       2,906
     3,200 *Rainforest Cafe, Inc. .........      78,400
     4,900 *Ruby Tuesday, Inc. ............     105,350
    18,600 *Ryan's Family Steak
             Houses, Inc. .................     169,725
     2,700  Sbarro, Inc. ..................      78,975
    12,200 *Shoney's, Inc. ................      68,625
     4,750 *Sonic Corp. ...................      83,125
     3,900 *Triarc Companies Inc.
             Class A ......................      89,213
                                            -----------
                                              2,227,713
                                            -----------

            SAVINGS & LOAN - 1.95%
     5,220  ALBANK Financial Corp. ........     200,318
     4,800  American Federal Bank
             of Greenville ................     147,600
     4,500  Astoria Financial Corp. .......     185,625
     3,612  Bankers Corp. .................      91,655
     1,600  Bay View Capital Corp. ........      80,400
     3,000  CitFed Bancorp, Inc. ..........     111,750
     4,900 *Coast Savings Financial Inc. ..     208,862
     2,810  Downey Financial Corp. ........      56,200
     1,910  Financial Trust Corp. .........      92,874
     3,700 *FirstFed Financial Corp. ......     100,825
    11,292 *Glendale Federal Bank FSB .....     287,946
     2,900  JSB Financial, Inc. ...........     127,600
     5,100  Klamath First BanCorp. ........      94,350
     6,000  Long Island Bancorp, Inc. .....     209,250
     2,855  MAF Bancorp, Inc. .............     119,196
     1,800  Magna Bancorp, Inc. ...........      42,750
       800  ML Bancorp, Inc. ..............      13,900
     3,000  Peoples Bank of Bridgeport
             Connecticut ..................      70,875
     5,324  Peoples Heritage Financial
             Group, Inc. ..................     176,358
     3,631  Provident Bankshares Corp. ....     137,070
     2,199  Queens County Bancorp, Inc. ...      90,159
     3,100  RCSB Financial, Inc. ..........     126,906
     3,300  Security Capital Corp. ........     303,600
    14,400  Sovereign Bancorp, Inc. .......     189,000
     3,500  Standard Financial, Inc. ......      81,594
     4,400  TR Financial Corp. ............      89,100
    11,660  Washington Federal, Inc. ......     307,532
                                            -----------
                                              3,743,295
                                            -----------

            SECURITIES RELATED - 1.01%
     5,050  Alex Brown Inc. ............... $   338,350
     3,700  Enhance Financial Services
             Group Inc. ...................     154,475
     7,917  Financial Security Assurance
             Holdings Ltd. ................     286,002
     3,300  Interra Financial, Inc. .......     143,550
       199  Investors Financial Services
             Corp. Class A ................       5,871
     2,600  Jefferies Group, Inc. .........     140,075
     3,250  Legg Mason, Inc. ..............     149,906
     1,206  Liberty Financial
             Companies, Inc. ..............      54,119
     1,400  Mc Donald & Co.
             Investments, Inc. ............      53,725
     3,900  Morgan Keegan, Inc. ...........      70,200
     5,600  Pioneer Group, Inc. ...........     140,700
     5,200  Piper Jaffray Companies,
             Inc. .........................     102,050
     4,231  Quick & Reilly Group Inc. .....      97,313
     5,400  Raymond James Financial Inc. ..     148,500
     1,000 *White River Corp. .............      64,000
                                            -----------
                                              1,948,836
                                            -----------

            SEMICONDUCTORS - 2.07%
     6,100 *Actel Corp. ...................     128,100
     8,100 *Alliance Semiconductor Corp. ..      67,838
     4,800 *Altron, Inc. ..................      79,800
     6,300 *Burr Brown Corp. ..............     197,662
     5,800 *Chips & Technologies, Inc. ....      64,525
     3,800  Cohu, Inc. ....................     130,625
     6,950 *Credence Systems Corp. ........     205,025
     3,300 *Cree Research, Inc. ...........      41,250
     7,300  Dallas Semiconductor Corp. ....     281,962
     6,200 *Electroglas, Inc. .............     155,969
     5,600 *ESS Technology, Inc. ..........      86,800
     4,600 *Etec Systems, Inc. ............     204,700
     5,600 *FSI International, Inc. .......      78,400
     1,900 *Fusion Systems Corp. ..........      58,663
     2,400 *Integrated Packaging Assembly
             Corp. ........................       9,600
     4,400 *Level One
             Communications, Inc. .........     166,100
     4,300 *Mattson Technology, Inc. ......      45,150
     4,400 *MRV Communications Inc. .......     108,900
     4,300 *Novellus Systems, Inc. ........     352,062
     2,200 *OnTrak Systems, Inc. ..........      63,250
     5,200 *Quickturn Design
             System, Inc. .................      53,300
     6,900 *Ramtron International Corp. ...      34,500

================================================================================
May 31, 1997  SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED        33
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            SEMICONDUCTORS - Continued
     1,850 *SDL, Inc. ..................... $    37,000
     6,900 *Silicon Valley Group Inc. .....     165,169
     3,200 *Siliconix, Inc. ...............      80,000
     1,900 *Speedfam International, Inc. ..      69,231
     2,900 *Triquint Semiconductor, Inc. ..     114,913
     3,900 *Unitrode Corp. ................     193,538
     8,100 *Vitesse Semiconductor Corp. ...     290,587
    11,000 *VLSIi Technology, Inc. ........     267,437
     6,450 *Zilog, Inc. ...................     143,513
                                            -----------
                                              3,975,569
                                            -----------

            TELECOMMUNICATIONS - 1.93%
     6,000  ABM Industries Inc. ...........     116,250
     3,000 *ACC Corp. .....................      77,250
     7,100 *Allen Telecom Inc. ............     165,075
     7,600 *American Paging, Inc. .........      17,100
     2,500 *Ancor Communications, Inc. ....      14,688
     4,600 *Arch Communications
             Group, Inc. ..................      35,650
     1,000 *Atlantic Tele-Network, Inc. ...      12,500
     3,600 *BroadBand Technologies, Inc. ..      33,525
     4,900 *California Amplifier, Inc. ....      19,600
     3,400 *CellStar Corp. ................     121,975
     3,500 *Cellular Communications
             International, Inc. ..........      93,187
     6,580 *Cellular Technical
             Services Inc. ................      89,652
     4,800 *Centennial Cellular Corp.
             Class A ......................      67,200
     3,800 *Cidco, Inc. ...................      55,100
       700 *CKS Group, Inc. ...............      20,213
     3,500 *Coherent Communications
             Systems Corp. ................      76,125
     4,900 *CommNet Cellular Inc. .........     167,825
     3,800 *Diana Corp. ...................       8,550
     4,200 *Digi International Inc. .......      38,325
    12,700 *DSP Communications, Inc. ......     141,287
     4,900 *HighwayMaster Communications,
             Inc. .........................      67,375
     4,600 *InteliData
             Technologies Corp. ...........      23,575
     1,100 *Inter-Tel, Inc. ...............      17,188
     5,400 *InterVoice, Inc. ..............      59,400
     1,000 *IPC Information
             Systems, Inc. ................      12,500
     3,400 *Itron, Inc. ...................      91,375
     2,250 *MasTec, Inc. ..................      91,406
     3,400 *Metricom, Inc. ................      27,413
     8,815 *Metrocall, Inc. ...............      44,075

            TELECOMMUNICATIONS - Continued
     4,715 *Metrocall, Inc. (Rights)....... $    23,575
     2,794 *Millicom International
             Cellular S.A. ................     126,778
    16,100 *Mobile Telecommunications
             Technologies Corp. ...........     196,219
     9,200 *MobileMedia Corp. Class A .....       4,600
     1,600 *Mosaix Inc. ...................      22,600
     7,866  NTL Inc. ......................     179,935
     5,100 *P-COM, Inc. ...................     164,475
     2,700 *Plantronics, Inc. .............     118,800
     6,640 *PriCellular Corp. Class A .....      60,590
     2,900 *ProNet, Inc. ..................       9,425
     3,500 *Proxim, Inc. ..................      89,687
     1,200 *Quintel Entertainment, Inc. ...      11,850
     4,400 *Sanmina Corp. .................     254,925
     6,000 *Symmetricom, Inc. .............      96,000
     4,500 *Tel-Save Holdings, Inc. .......      69,750
     2,600 *Teltrend, Inc. ................      43,550
     4,100 *Transaction Network
             Services, Inc. ...............      60,475
     3,200 *TresCom International, Inc. ...      23,200
     5,300 *U. S. Long Distance Corp. .....      82,150
     7,600 *Vanguard Cellular Systems, Inc.
             Class A ......................      99,750
     3,200 *VideoLan Technologies, Inc. ...       1,700
     6,400 *WinStar Communications, Inc. ..      90,000
     3,900 *Wireless One, Inc. ............      11,456
     1,700  Wireless Telecom Group ........      18,700
     2,300 *Xpedite Systems, Inc. .........      43,700
                                            -----------
                                              3,709,274
                                            -----------

            TEXTILE - PRODUCTS - 0.67%
    14,200 *Burlington Industries, Inc. ...     156,200
     5,000 *Cone Mills Corp. ..............      43,125
     2,200 *Fabri-Centers of America, Inc.
             Class A ......................      51,700
     4,000 *Fieldcrest Cannon, Inc. .......      75,000
     4,950  G&K Services, Inc. Class A ....     162,113
     4,350  Guilford Mills, Inc. ..........      85,369
     3,000 *Lydall, Inc. ..................      68,625
       600 *Marisa Christina, Inc. ........       5,850
     5,600 *Mohawk Industries, Inc. .......     119,000
     3,600  Springs Industries, Inc. ......     182,250
     9,700  Wellman, Inc. .................     173,387
     4,500 *WestPoint Stevens Inc.
             Class A ......................     170,437
                                            -----------
                                              1,293,056
                                            -----------

            TOBACCO - 0.41%
     1,100 *Culbro Corp. .................. $   140,663
    10,400  DIMON Inc. ....................     240,500
     2,200 *Mafco Consolidated
             Group Inc. ...................      72,875
     8,400 *Mafco Consolidated Group Inc.
             (Rights) .....................       7,350
     9,100  Universal Corp. ...............     331,012
                                            -----------
                                                792,400
                                            -----------

            TRUCKERS - 0.68%
     6,200 *American Freightways Corp. ....      85,250
     4,950  Arnold Industries, Inc. .......      82,913
     2,421  Frozen Food Express
             Industries, Inc. .............      21,486
     3,432 *Heartland Express, Inc. .......      74,646
       500 *Knight Transportation, Inc. ...      11,875
     4,200 *Landstar System Inc. ..........     112,875
     3,200 *M.S. Carriers, Inc. ...........      67,200
     2,300  Roadway Express Inc. ..........      43,700
    12,575  Rollins Truck Leasing Corp. ...     172,906
     4,600 *Swift Transportation
             Co., Inc. ....................     148,350
     7,500  USFreightways Corp. ...........     181,875
     3,150  Werner Enterprises, Inc. ......      61,425
     3,100  Xtra Corp. ....................     132,912
     5,900 *Yellow Corp. ..................     112,838
                                            -----------
                                              1,310,251
                                            -----------

            UTILITIES - COMMUNICATION - 0.27%
     9,500  Aliant Communications, Inc. ...     194,750
     3,100 *C-Tec Corp. ...................      94,550
     1,400  CFW Communications Co. ........      26,075
     3,700 *CoreComm Inc. .................      59,200
     5,378  PXRE Corp. ....................     145,206
                                            -----------
                                                519,781
                                            -----------

            UTILITIES - ELECTRIC - 1.63%
    10,200  Atlantic Energy, Inc. .........     168,300
     3,600  Black Hills Corp. .............     103,500
     5,800  Central Louisiana
             Electric Co., Inc. ...........     146,450
     8,000  Central Maine Power Co. .......      89,000
     5,100  CILCORP, Inc. .................     197,625
     6,500  Commonwealth Energy System
             Companies ....................     141,375
     2,300 *Destec Energy, Inc. ...........      48,875
     5,200  Eastern Utilities Associates ..      91,650
    12,200 *El Paso Electric Co. ..........      86,925
     2,100  Empire District Electric Co. ..      36,488

================================================================================
34       SMALL CAP INDEX FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
================================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
     5,900  Indiana Energy, Inc. .......... $    140,863
     3,200  Interstate Power Co. ..........       90,400
     5,025  Madison Gas & Electric Co. ....      100,500
     5,800  Minnesota Power & Light Co. ...      168,200
     9,300  Nevada Power Co. ..............      191,812
     2,875  Otter Tail Power Co. ..........       88,406
     9,700  Public Service Co.
             of New Mexico ................      170,962
     6,800  Rochester Gas &
             Electric Corp. ...............      136,000
     9,450  SIG Corp, Inc. ................      238,612
     2,700  TNP Enterprises, Inc. .........       59,400
    11,020 *Tuscon Electric Power Co. .....      162,545
     3,700  United Illuminating Co. .......      105,913
     8,800  Washington Gas Light Co. ......      216,700
     5,900  WPL Holdings, Inc. ............      162,988
                                            ------------
                                               3,143,489
                                            ------------

            UTILITIES - GAS, DISTRIBUTION - 0.58%
    11,600  AGL Resources, Inc. ...........      221,850
     4,100  Colonial Gas Co. ..............       84,050
     1,800  Connecticut Energy Corp. ......       40,500
     2,600  Energen Corp. .................       85,800
       234  NGC Corp. .....................        4,212
     8,300  Northwest Natural Gas Co. .....      202,312
     1,200  NUI Corp. .....................       26,250
     7,400  Piedmont Natural
             Gas Co., Inc. ................      180,375
     4,800  Public Service Co. of
             North Carolina, Inc. .........       90,600
     1,514  South Jersey
             Industries, Inc. .............       33,876
     7,800  Southwestern Energy Co. .......      103,350
         9  World Fuel Services Corp. .....          181
     2,150  Yankee Energy System, Inc. ....       49,719
                                            ------------
                                               1,123,075
                                            ------------

            UTILITIES - GAS, PIPELINE - 0.10%
       400  North Carolina Natural
             Gas Corp. ....................       12,350
     6,100  ONEOK Inc. ....................      184,525
                                            ------------
                                                 196,875
                                            ------------

            UTILITIES - MISCELLANEOUS - 0.68%
     5,100  Central Hudson Gas &
             Electric Corp. ...............      164,475
    16,559 *Citizens Utilities Co.
             Class B ......................      155,238
     6,800  IES Industries Inc. ...........      198,050
     7,450  MDU Resources Group, Inc. .....      180,663
     2,000  Northwestern Public
             Service Co. ..................       39,250

            UTILITIES - MISCELLANEOUS - Continued
     3,600  Orange and Rockland
             Utilities, Inc. .............. $    114,300
     8,000  Sierra Pacific Resources ......      237,000
     2,900  Trigen Energy Corp. ...........       68,875
     5,400  WPS Resources Corp. ...........      143,100
                                            ------------
                                               1,300,951
                                            ------------

            WATER SERVICES - 0.19%
     3,000  Aquarion Co. ..................       77,250
       400  California Water Service Co. ..       18,250
     1,300  E'Town Corp. ..................       43,063
     3,150  Philadelphia Suburban Corp. ...       59,062
     2,150  Southern California
             Water Co. ....................       49,988
     6,200  United Water Resources ........      111,600
                                            ------------
                                                 359,213
                                            ------------

            TOTAL COMMON STOCKS
            (Cost $152,348,063) ...........  186,025,897
                                            ------------

    PAR
   VALUE
-----------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 3.27%

            CONSUMER FINANCE - 1.74%
$1,790,000  Beneficial Corp.,
             5.48% due 6/2/97 .............    1,789,726
 1,559,000  Sears Roebuck Acceptance Corp.,
             5.59% due 6/6/97 .............    1,557,789
                                            ------------
                                               3,347,515
                                            ------------

            SECURITIES RELATED - 1.53%
 2,948,000  Merrill Lynch & Co., Inc.,
             5.55% due 6/4/97 .............    2,946,637
                                            ------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $6,294,152) .............    6,294,152
                                            ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.10%

            U.S. TREASURY BILLS - 0.10%
   200,000  United States Treasury Bills,
             4.99% due 8/21/97
             (Cost $197,756) ..............      197,756
                                            ------------

            TOTAL INVESTMENTS
            (Cost $158,839,971) - 100.03%.. $192,517,805
            Other assets and liabilities,
             net - (0.03%) ................      (59,062)
                                            ------------

            NET ASSETS (equivalent
             to $16.18 per share on
             11,893,324 shares
             outstanding) - 100% .........  $192,458,743
                                            ============
           *Non-income producing

                                             UNREALIZED
CONTRACTS                                   APPRECIATION
---------                                   ------------

            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/97)
   35(2)    Russell 2000 Index Futures
             (June/$380.60) ............... $    312,000
                                            ============

            (1) U.S.Treasury Bills with a market value of approximately $200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2) Per 500

--------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
 1,000,000,000 shares authorized,
 11,893,324 shares outstanding ............ $    118,933
Additional paid in capital ................  141,230,121
Undistributed net realized gain
 on securities ............................   17,101,210
Undistributed net investment income .......       18,645
Unrealized appreciation of:
 Investments ...........  $33,677,834
 Futures ...............      312,000         33,989,834
                          -----------       ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................  $192,458,743
                                            ============

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                  SMALL CAP INDEX FUND - FINANCIAL STATEMENTS                35
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Dividends............................................................  $ 2,740,363
Interest.............................................................      385,073
                                                                       -----------
  Total investment income............................................    3,125,436
                                                                       -----------

EXPENSES:
Advisory fees........................................................      622,719
Custodian and accounting services....................................       65,793
Reports to shareholders..............................................       24,512
Audit fees and tax services..........................................        6,366
Directors' fees and expenses.........................................        4,388
Miscellaneous........................................................       13,184
                                                                       -----------
  Total expenses.....................................................      736,962
                                                                       -----------
NET INVESTMENT INCOME................................................    2,388,474
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments.......................................... $17,599,392
  Futures contracts....................................     (76,255)    17,523,137
                                                        -----------
Net unrealized depreciation during the year:
  Investments..........................................  (6,354,278)
  Futures contracts....................................     (27,775)    (6,382,053)
                                                        -----------    -----------
   Net realized and unrealized gain on securities
     during the year.................................................   11,141,084
                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $13,529,558
                                                                       ===========




STATEMENT OF CHANGES IN NET ASSETS For the fiscal year ended May 31:

                                                                      1997               1996
                                                                  -------------      -------------
OPERATIONS:
Net investment income .......................................     $   2,388,474      $   2,051,245
Net realized gain on securities .............................        17,523,137         10,949,662
Net unrealized appreciation (depreciation) of securities
  during the year ...........................................        (6,382,053)        31,694,970
                                                                  -------------      -------------
  Increase in net assets resulting from operations ..........        13,529,558         44,695,877
                                                                  -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .......................................        (2,385,945)        (2,050,531)
Net realized gain on securities .............................       (11,216,991)        (2,945,819)
                                                                  -------------      -------------
  Decrease in net assets resulting from distributions
   to shareholders ..........................................       (13,602,936)        (4,996,350)
                                                                  -------------      -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ............................        20,665,121         26,328,751
Proceeds from capital stock issued for distributions
   reinvested ...............................................        13,602,936          4,996,350
                                                                  -------------      -------------
                                                                     34,268,057         31,325,101
Cost of capital stock repurchased ...........................       (22,521,418)       (16,806,251)
                                                                  -------------      -------------
  Increase in net assets resulting from capital
  stock transactions ........................................        11,746,639         14,518,850
                                                                  -------------      -------------
TOTAL INCREASE IN NET ASSETS ................................        11,673,261         54,218,377
                                                                  -------------      -------------
NET ASSETS:
Beginning of year ...........................................       180,785,482        126,567,105
                                                                  -------------      -------------
End of year (including undistributed net investment
  income of $18,645 and $16,116) ............................     $ 192,458,743      $ 180,785,482
                                                                  =============      =============
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ................................         1,339,448          1,827,343
Shares issued for distributions reinvested ..................           890,371            350,648
Shares of capital stock repurchased .........................        (1,465,127)        (1,185,615)
                                                                  -------------      -------------
  Increase in shares outstanding ............................           764,692            992,376
Shares outstanding:
  Beginning of year .........................................        11,128,632         10,136,256
                                                                  -------------      -------------
  End of year ...............................................        11,893,324         11,128,632
                                                                  =============      =============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
36                       INTERNATIONAL EQUITIES FUND -
                            STATEMENT OF NET ASSETS                May 31, 1997
===============================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            COMMON STOCKS - 97.93%

            AEROSPACE/DEFENSE - 0.17%
    15,089  British Aerospace..............$    306,815
                                           ------------

            AIRLINES - 0.82%
     4,100  British Airways plc - ADR......     482,263
    40,000 *Japan Air Lines Co. Ltd........     169,687
    25,000  Lufthansa AG...................     398,017
    60,000  Malay Airline System Bhd.......     138,496
    35,000  Singapore Airlines.............     298,539
                                           ------------
                                              1,487,002
                                           ------------

            APPAREL & PRODUCTS - 0.59%
    20,000  Onward Kashiyama Co., Ltd......     302,276
   163,039  Pacific Dunlop Ltd.............     455,749
   140,000  Yue Yuen Industrial............     307,156
                                           ------------
                                              1,065,181
                                           ------------


            APPLIANCES/FURNISHINGS - 2.15%
    50,000  Brother Industries.............     195,363
    22,000  Matsushita Electric Industrial
             Co. Ltd. .....................     413,740
     4,200  Matsushita Electric Industrial
             Co. Ltd. - ADR ...............     798,000
    10,000  Philips Electronics NV.........     546,684
   133,000  Sanyo Electric Co. Ltd.........     560,781
     3,400  Sanyo Electric Co. Ltd. - ADR..      72,250
    30,000  Sharp Corp.....................     386,432
    10,970  Sony Corp - ADR................     935,193
                                           ------------
                                              3,908,443
                                           ------------

            AUTO - CARS - 4.36%
    20,000  Daimler-Benz AG - ADR..........   1,582,500
   100,000  Fiat S.p.A.....................     327,835
    15,000  Fiat S.p.A. - ADR..............     253,125
    12,500  Honda Motor Co., Ltd. - ADR....     756,250
    35,000  Nissan Motor Co., Ltd..........     232,030
    18,000  Nissan Motor Co., Ltd. - ADR...     240,750
       500  Peugeot Citroen SA.............      49,441
    98,000  Toyota Motor Corp..............   2,810,820
    13,519  Toyota Motor Corp. - ADR.......     777,343
       500  Volkswagen Ag..................     322,977
    20,000  Volvo AB.......................     553,463
                                           ------------
                                              7,906,534
                                           ------------

            AUTO - ORIGINAL EQUIPMENT - 0.08%
    25,000  Calsonic Corp..................$    138,471
                                           ------------

            AUTO - REPLACEMENT PARTS - 1.60%
    36,000  Bridgestone Corp...............     813,053
     1,600  Bridgestone Corp. - ADR........     361,108
     5,550  Denso Corp.....................     554,381
    10,000  Michelin (CGDE) Class B........     546,012
    40,000  Phoenix AG.....................     633,082
                                           ------------
                                              2,907,636
                                           ------------

            BANKS - OTHER - 13.64%
    60,000  AMMB Holdings BHD..............     379,671
    50,000  Asahi Bank Ltd.................     326,750
     3,190  Asahi Bank Ltd. - ADR..........     208,323
    10,000  Banco de Santander SA..........     852,933
   126,000  Bank of Tokyo - Mitsubishi.....   2,185,659
     4,180  Bank of Tokyo Ltd. - ADR.......     580,067
    68,000  Bank of Yokohama Ltd...........     337,518
     2,296  Bank of Yokohama Ltd. - ADR....     113,884
    37,922  Barclays plc...................     737,596
    10,840  Barclays plc - ADR.............     850,940
    40,000  Chiba Bank Ltd.................     207,815
    90,000  Commerce Asset Holding.........     261,472
   250,000  DCB Holdings BHD...............     805,906
    50,000  DCB Holdings BHD (Warrants)....      69,248
     6,300  Den Danske Bank AF 1871 - ADR..     600,398
    32,500  Deutsche Bank AG - ADR.........   1,804,537
    10,000  Development Bank of
             Singapore Ltd.................     125,149
    13,625  Development Bank of
             Singapore Ltd. - ADR .........     682,429
    32,000  Dresdner Bank AG - ADR.........   1,121,974
    60,000  Fuji Bank Ltd..................     772,864
     4,830  Fuji Bank Ltd. - ADR...........     621,728
    25,000  Hang Seng Bank.................     300,058
     6,180  HSBC Holdings plc - ADR........   1,874,290
    13,500  Istituto Mobiliare Italiano
             S.p.A. - ADR .................     362,813
    48,000  Joyo Bank......................     234,951
   164,322  Lloyds TSB Group plc...........   1,652,494
    29,959  National Australia Bank Ltd....     428,540
     9,319  National Australia Bank
             Ltd. - ADR ...................     666,309
    10,412  National Westminster Bank plc..     127,233
     4,600  National Westminster Bank
             plc - ADR.....................     339,825

            BANKS - OTHER - Continued
    20,000  Royal Bank Scot Group..........$    196,957
    98,000  Sakura Bank Ltd................     586,569
     2,000  Schweiz Bankverein.............     480,090
    30,000  Shizuoka Bank..................     288,536
    74,000  Sumitomo Bank..................   1,023,100
    26,000  Tokai Bank.....................     213,894
     2,225  Tokai Bank - ADR...............     365,837
    25,000  Toyo Trust & Banking...........     177,544
     1,300  Union Bank of Switzerland AG...   1,424,454
    13,300  Westpac Banking Corp.
             Ltd. - ADR ...................     359,100
                                           ------------
                                             24,749,455
                                           ------------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 1.38%
    38,800  Bass plc.......................     505,549
    96,100  Guinness plc...................     894,502
    16,000  Kirin Brewery Co., Ltd.........     158,008
    12,000  LVMH (Moet Hennessy
             Louis Vuitton) - ADR .........     583,500
    45,000  Sapporo Breweries..............     358,995
                                           ------------
                                              2,500,554
                                           ------------

            BROADCASTING - 0.45%
    50,000  British Sky Broadcasting
             Group plc ....................     470,309
       750  Canal Plus.....................     127,022
   100,000 *General Cable..................     224,113
                                           ------------
                                                821,444
                                           ------------

            BUILDING MATERIALS - 1.87%
    20,000  Asahi Glass Co. Ltd............     194,075
     1,200  Cie De St Gobain...............     165,622
    30,674  CRH plc........................     302,068
     2,505  Fletcher Challenge Building
             Division .....................      67,635
     2,700  Glaverbel SA...................     361,887
       725  Holderbank Finance Glarus......     635,731
    40,000  Inax Corp......................     278,575
     4,116  Lafarge SA.....................     263,015
    15,000  Tostem Corp....................     400,601
    26,400  Toto Ltd.......................     296,986
       578  Toto Ltd. - ADR................      64,921
    38,000  Uralita, SA....................     368,012
                                           ------------
                                              3,399,128
                                           ------------

===============================================================================
May 31,1997           INTERNATIONAL EQUITIES FUND -                          37
                   STATEMENT OF NET ASSETS CONTINUED
===============================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            CHEMICAL - MAJOR - 1.36%
    25,000  BASF AG........................$    921,538
    10,000  Bayer AG.......................     387,631
    18,000  Bayer AG - ADR.................     699,182
    41,821  Montedison S.p.A. - ADR........     256,154
    20,000  Sekisui Chemical...............     207,815
                                           ------------
                                              2,472,320
                                           ------------

            CHEMICAL - MISCELLANEOUS - 2.03%
    13,603  Air Liquide - ADR..............     417,900
     5,100  Akzo Nobel N V- ADR............     342,975
     8,500  Asahi Chemical Co. Ltd. - ADR..     472,666
    28,014  BOC Group plc..................     470,643
     7,500  Degussa Ag.....................     364,446
     6,000  Imperial Chemical Industries
             plc - ADR ....................     327,000
    23,100  Shin Etsu Chemical Co..........     579,236
    50,000  Toray Industries Inc...........     340,060
     5,500  Toray Industries Inc. - ADR....     373,809
                                           ------------
                                              3,688,735
                                           ------------

            CONGLOMERATES - 2.95%
    29,390  Broken Hill Proprietary Co.
             Ltd. - ADR ...................     848,636
    43,006  BTR plc........................     140,000
    37,426  BTR plc - ADR..................     486,156
    30,000  Hutchison Whampoa..............     249,726
     3,300  Itochu Corp. - ADR.............     167,931
    71,250  Keppel Corp. Ltd...............     325,789
    26,875  Keppel Corp. Ltd. - ADR........     248,156
     8,000  Lagardere Groupe...............     235,237
    70,000  Marubeni Corp..................     297,553
     3,200  Marubeni Corp. - ADR...........     135,931
    42,000  Mitsubishi Corp................     494,118
    50,000  Mitsui & Co....................     442,250
    60,000  Sime Darby Holdings Ltd........     195,805
   194,400  Sime Darby Holdings Ltd. - ADR.     634,405
   105,728  Tomkins plc....................     459,196
                                           ------------
                                              5,360,889
                                           ------------

            CONSUMER FINANCE - 0.07%
    37,000  Nippon Shinpan Co..............     127,729
                                           ------------

            COSMETICS/TOILETRIES - 1.11%
     1,100  Loreal Co......................$    399,075
    15,400  Loreal Co. - ADR...............   1,119,951
    34,490  Shiseido Ltd. - ADR............     503,157
                                           ------------
                                              2,022,183
                                           ------------

            DRUGS - 6.81%
    26,667  Astra AB.......................     430,041
    55,400  Glaxo Wellcome plc - ADR.......   2,229,850
     7,700  Kissei Pharmaceutical Co.......     175,225
     2,100  Novartis Ag....................   2,846,653
     5,000  Ono Pharmaceutical.............     171,318
       250  Roche Holdings AG..............   2,220,418
    27,000  Sankyo Co. Ltd.................     855,560
    78,564  SmithKline Beecham Plc.........   1,350,740
    45,000  Takeda Chemical Industries Ltd.   1,139,974
    10,300  Zeneca Group plc - ADR.........     943,738
                                           ------------
                                             12,363,517
                                           ------------

            ELECTRICAL EQUIPMENT - 1.52%
     1,000  Barco..........................     178,521
    58,000  Delta plc......................     305,513
    15,000  Fanuc..........................     534,564
    30,000  Fujikura.......................     262,774
    84,000  General Electric plc...........     479,568
    10,400  General Electric plc - ADR.....      59,294
    10,000  Murata Manufacturing Co........     395,878
     3,400  Sumitomo Electric Industries
             Ltd. - ADR ...................     533,940
                                           ------------
                                              2,750,052
                                           ------------

            ELECTRONIC INSTRUMENTS - 3.27%
    50,000  Hitachi Ltd....................     532,417
     8,550  Hitachi Ltd. - ADR.............     927,675
     6,000  Kyocera Corp...................     432,289
   144,000  Mitsubishi Electric Corp.......     816,144
       600  Mitsubishi Electric Corp. - ADR      33,983
    25,000  NEC Corp.......................     347,789
     5,100  NEC Corp. - ADR................     353,813
    50,000  Racal Electronics plc..........     188,942
     7,110  Schneider SA...................     341,427
     8,000 *Siemens AG.....................     450,904
    23,000 *Siemens AG - ADR...............   1,299,038
    25,000  Yokogawa Electric..............     207,170
                                           ------------
                                              5,931,591
                                           ------------

            FINANCE COMPANIES - 2.05%
    20,000  Abbey National.................$    288,893
    61,160  ABN Amro Holdings N V..........   1,129,352
     2,025  Compagnie Bancaire SA..........     224,080
       126 *Credit Local de France.........      11,761
     7,992  Fortis Amev NV.................     327,994
    19,664  ING Groep NV...................     868,387
     7,758  Societe Generale...............     861,164
       129  Societe Generale (Warrants)....      12,443
                                           ------------
                                              3,724,074
                                           ------------

            FOODS - 2.92%
    25,000  Ajinomoto Inc..................     251,181
     1,900  Ajinomoto Inc. - ADR...........     190,766
    21,799  Cadbury Schweppes plc..........     195,420
    13,634  Cadbury Schweppes plc - ADR....     494,233
    31,532  Coca Cola Amatil Ltd...........     365,059
    10,000  Daiei, Inc.....................      65,264
    11,500  Daiei, Inc. - ADR..............     143,750
   106,875  Grand Metropolitan.............     993,048
    38,000  Nestle S A - ADR...............   2,363,801
    30,750  Tate & Lyle plc................     226,613
                                           ------------
                                              5,289,135
                                           ------------

            FOOTWEAR - 0.26%
     4,500  Adidas AG......................     472,617
                                           ------------

            FREIGHT - 0.59%
    98,000 *Mitsui Osk Lines Ltd...........     218,806
    40,000  Nippon Yusen Kabushiki Kaish...     164,878
     8,570  Nippon Yusen Kabushiki Kaish -
             ADR...........................     353,008
    31,683  P & O Steam Navigation.........     330,020
                                           ------------
                                              1,066,712
                                           ------------

            HOME BUILDERS - 0.22%
    15,000  Daiwa House Industry Co. Ltd...     176,471
       214 *Sekisui Homes Ltd. - ADR.......      20,935
    20,000  Sekisui House Hokuriku, Ltd....     195,792
                                           ------------
                                                393,198
                                           ------------

            HOSPITAL SUPPLIES - 0.51%
     2,000  Novo-Nordisk A/S...............     214,155
    12,800  Novo-Nordisk A/S - ADR.........     702,400
                                           ------------
                                                916,555
                                           ------------

===============================================================================
38                       INTERNATIONAL EQUITIES FUND -             May 31, 1997
                       STATEMENT OF NET ASSETS CONTINUED
===============================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            HOUSEHOLD PRODUCTS - 0.88%
     7,000  Katokichi Co...................$    129,240
     7,600  Unilever N V- ADR..............   1,472,500
                                           ------------
                                              1,601,740
                                           ------------

            INFORMATION PROCESSING - 0.70%
     5,000  CSK Corp.......................     154,143
     3,700  CSK Corp. - ADR................     113,313
    14,000  Fujitsu Ltd....................     170,717
     7,200  Fujitsu Ltd. - ADR.............     438,684
     2,250  SAP AG.........................     401,264
                                           ------------
                                              1,278,121
                                           ------------

            INSURANCE - CASUALTY - 0.46%
    25,000  Mitsui Marine & Fire...........     167,454
    50,000  Nippon Fire & Marine Insurance.     237,441
    25,000  Sumitomo Marine & Fire.........     188,922
    20,000 *Tokio Marine & Fire
             Insurance Co. ................     235,294
                                           ------------
                                                829,111
                                           ------------

            INSURANCE - LIFE - 0.61%
    65,312  Irish Life plc.................     334,412
    15,240  Prudential plc - ADR...........     765,432
                                           ------------
                                              1,099,844
                                           ------------

            INSURANCE - MULTILINE - 2.11%
     3,000  Allianz AG.....................     634,545
    23,549  Assic Generali.................     403,034
    15,962  AXA............................     955,022
     7,000 *Gan Group......................     156,738
    91,498  Royal Sun Alliance.............     690,014
   154,095  Sedgwick Group plc.............     315,097
       500  Swiss Reinsurance AG...........     670,714
                                           ------------
                                              3,825,164
                                           ------------

            LEISURE TIME - 1.63%
     8,000  Canon, Inc. - ADR..............   1,015,000
    20,000  Fuji Photo.....................     774,581
   150,000  Ladbroke Group plc.............     564,371
    85,000  Rank Group.....................     597,906
                                           ------------
                                              2,951,858
                                           ------------

            LODGING - 0.43%
   297,916  Hong Kong & Shanghai Hotels....$    461,379
    22,916  Hong Kong & Shanghai Hotels
             (Warrants) ...................       4,495
   180,000  Hotel Properties...............     308,327
                                           ------------
                                                774,201
                                           ------------

            MACHINE TOOLS - 0.51%
    35,000  Amada Co., Ltd.................     296,050
    16,000  Makita Corp. - ADR.............     232,000
    40,000  Minebea Co. Ltd................     391,584
                                           ------------
                                                919,634
                                           ------------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 1.39%
       200  BBC Brown Boveri Limited-AG....     274,216
    15,000  Bilfinger & Berger Bau AG......     583,641
     2,000  Jean Lefebvre SA...............     114,986
    52,000  Kajima Corp....................     290,700
     2,340  Kajima Corp. - ADR.............     130,725
    80,000  Kumagai Gumi Co................      88,791
    16,000  Kumagai Gumi Co. (Warrants)....       5,007
    70,000  Shimizu Corp...................     416,574
     5,324  Volker Stevin..................     613,380
                                           ------------
                                              2,518,020
                                           ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 2.42%
    10,000  Atlas Copco AB Series A........     268,346
    20,000  Atlas Copco AB Series B........     527,660
       125  Bobst SA.......................     207,392
     8,000  Ebara Corp.....................     116,101
     2,530  Ebara Corp. - ADR..............     366,918
    75,000  Halma plc......................     217,160
    50,000  Kawasaki Heavy Industries......     216,402
    34,000  Komatsu Ltd....................     256,934
     2,000  Komatsu Ltd. - ADR.............      60,414
    70,000  Kubota Corp....................     321,597
     1,350  Kubota Corp. - ADR.............     128,250
       750  Man AG.........................     214,587
     1,000  Mannesmann AG..................     406,062
       612  Rauma Oy.......................      14,262
     1,000  Rieter Holdings AG.............     324,767
        80  Rieter Holdings AG (Warrants)..      26,320
    78,595  Rolls Royce....................     321,426
    25,367  Siebe plc......................     399,199
                                           ------------
                                              4,393,797
                                           ------------

            MEDICAL TECHNOLOGY - 0.04%
    20,000 *Instrumentation Laboratory
             S. p. A. .....................      75,000
                                           ------------

            MERCHANDISE - SPECIALTY - 1.22%
    41,490  BAA plc........................     359,720
   150,000  Dickson Concepts
             International Ltd. ...........     561,399
    10,000  Esselte AB Series B............     236,092
    35,000  Great Universal Stores plc.....     369,295
    10,000  Hennes and Mauritz.............     326,401
     1,500 *Herlitz AG.....................     158,856
    15,000  Takashimaya Co.................     195,792
                                           ------------
                                              2,207,555
                                           ------------


            MERCHANDISING - DEPARTMENT - 1.17%
       500  Karstadt AG....................     176,409
    15,000  Marks & Spencer plc............     124,714
    25,033  Marks & Spencer plc - ADR......   1,249,505
    16,000  Marui Co., Ltd.................     298,154
    36,000  Mitsukoshi Ltd.................     253,190
       200  Mitsukoshi Ltd. - ADR..........      14,056
                                           ------------
                                              2,116,028
                                           ------------

            MERCHANDISING - FOOD - 1.52%
     2,550  Carrefour SA...................   1,673,622
    10,000  Delhaize-Le Lion, S.A..........     497,308
     5,050  Koninklijke Ahold NV...........     383,248
    15,000  Melco International Development
             Limited ......................       5,033
    10,000  Uny Co. Ltd....................     196,651
                                           ------------
                                              2,755,862
                                           ------------

            MERCHANDISING - MASS - 0.89%
    32,666  Argos plc......................     327,568
     4,356  Familymart Co..................     199,003
     4,050  Ito-Yokado Co. Ltd. - ADR......     925,425
    20,000  Seiyu Ltd......................     162,817
                                           ------------
                                              1,614,813
                                           ------------

===============================================================================
May 31, 1997             INTERNATIONAL EQUITIES FUND -
                       STATEMENT OF NET ASSETS CONTINUED                     39
===============================================================================

 NUMBER                                        MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            METALS - COPPER - 0.61%
     8,062  Rio Tinto Ltd. - ADR...........$    528,558
     6,432  Rio Tinto plc..................     110,479
     6,700  Rio Tinto plc - ADR............     467,325
                                           ------------
                                              1,106,362
                                           ------------

            METALS - MISCELLANEOUS - 0.69%
       400  Alusuisse Lonza Holdings.......     377,012
   106,151  North Ltd......................     405,879
    71,596 *Western Mining.................     462,983
                                           ------------
                                              1,245,874
                                           ------------

            METALS - STEEL - 1.73%
       500  Bekaert SA.....................     295,409
    36,700  British Steel plc..............      90,955
     2,000  British Steel plc - ADR........      51,750
    50,000  Cockerill Sambre...............     189,855
    60,000  Kawasaki Steel.................     176,213
    15,420  Kawasaki Steel - ADR...........     452,555
   200,000  Nippon Steel Co................     585,659
   155,000  NKK Corp.......................     304,809
   178,000  Sumitomo Metal Industries Ltd..     453,980
     7,400  Sumitomo Metal Industries Ltd. -
             ADR ..........................     188,602
    50,000  Sumitomo Metal Mining..........     348,218
                                           ------------
                                              3,138,005
                                           ------------

            MISCELLANEOUS - 0.32%
     8,000  Secom Co.......................     575,698
                                           ------------

            OIL - INTEGRATED
            INTERNATIONAL - 4.41%
    14,722  British Petroleum Co. plc - ADR   2,132,850
    20,946  Elf Aquitaine SA - ADR.........   1,091,810
    10,000  Repsol S A - ADR...............     421,250
    17,098  Royal Dutch Petroleum Co. - ADR   3,338,385
    11,207  Total..........................   1,024,711
                                           ------------
                                              8,009,006
                                           ------------

            OIL/GAS PRODUCERS - 1.50%
   225,000  Eni S.p.A......................   1,122,046
     2,505  Fletcher Challenge Energy
             Division .....................      80,160
    13,500  Norsk Hydro A/S - ADR..........     685,125
     3,000  OMV AG.........................     380,590

 OIL/GAS PRODUCERS - Continued
   112,500  Santos Ltd.....................$    461,383
                                           ------------
                                              2,729,304
                                           ------------

            PAPER/FOREST PRODUCTS - 0.73%
   149,394  Fletcher Challenge Forest Ltd..     196,788
     3,926 *Fletcher Challenge Ltd. - ADR..      51,038
     5,010  Fletcher Challenge Paper
             Division .....................     115,230
    22,000  New Oji Paper Co., Ltd.........     127,145
       300  New Oji Paper Co., Ltd. - ADR..      17,326
    60,000  Nippon Paper Industries........     319,966
    22,000  UPM - Kymmene Corp.............     505,001
                                           ------------
                                              1,332,494
                                           ------------

            PUBLISHING - NEWS - 0.87%
    69,356  Independent Newspapers plc.....     348,297
    22,500  News Corp Ltd. - ADR...........     399,375
    50,000  Reuters Holdings plc...........     561,099
    20,952  United News & Media plc........     265,285
                                           ------------
                                              1,574,056
                                           ------------

            PUBLISHING/PRINTING - 0.48%
    30,000  Dai Nippon Printing Co. Ltd....     600,258
   100,000 *Seat S.p.A.....................      29,744
     2,020  Wolters Kluwer NV..............     242,820
                                           ------------
                                                872,822
                                           ------------

            RAILROAD - 0.99%
    30,000  Fukuyama Transporting Co.......     202,233
    90,000  Nagoya Railroad Co. Ltd........     341,606
     9,218  Nagoya Railroad Co. Ltd. - ADR.     349,639
   101,970  Odakyu Electric Railway Co.
             Ltd. .........................     564,797
    60,000  Tokyu Corp.....................     343,152
                                           ------------
                                              1,801,427
                                           ------------

            REAL ESTATE - 2.45%
    41,076  Hammerson plc..................     325,223
   240,000  Hang Lung Development Co.......     459,960
    63,000  Mitsubishi Estate Co. Ltd......     860,198
    35,000  Mitsui Fudosan.................     441,821
    25,000  New World Development Co.......     158,740
   132,600  Sun Hung Kai Properties Ltd....   1,630,012
   128,000  Wharf (Holdings) Ltd...........     573,221
                                           ------------
                                              4,449,175
                                           ------------

            SECURITIES RELATED - 1.19%
    25,000  Daiwa Securities Co. Ltd.......$    183,985
    46,000  Mitsubishi Trust & Banking
             Corp. ........................     659,682
    35,000  Nomura Securities Co. Ltd......     414,770
     3,800  Nomura Securities Co. Ltd.
             - ADR ........................     450,012
   160,000  Peregrine Investment Holdings
             Ltd. .........................     284,958
    16,000  Peregrine Investment Holdings
             Ltd. (Warrants) ..............       4,440
     6,000 *Yamaichi Securities Co.
             Ltd. - ADR ...................     169,913
                                           ------------
                                              2,167,760
                                           ------------

            TELECOMMUNICATIONS - 6.23%
    35,000  British Telecommunications
             plc. .........................     253,640
    16,379  British Telecommunications
             plc - ADR ....................   1,201,809
    45,222  Cable & Wireless plc...........     369,144
    15,000  Deutsche Telekom...............     332,631
    48,204  Hong Kong Telecommunications
             Ltd.- ADR ....................   1,090,616
    15,395  Kon Ptt Nederland..............     538,124
     9,000  Nokia AB OY....................     588,138
   100,000  Stet Societa' Finanziaria
             Telefonica S.p.A. ............     504,589
     5,600  Telecom Corp. of New Zealand
             Ltd. - ADR ...................     214,900
   300,000 *Telecom Italia Mobile..........     879,932
   335,000  Telecom Italia S.p.A...........     922,290
    40,200  Telefonaktiebolage & LM
             Ericsson Class B - ADR .......   1,432,125
    14,000  Telefonica de Espana...........     403,846
    11,600  Telefonica de Espana - ADR.....   1,013,550
   110,000  Telekom Malaysia Berhad........     814,264
    16,500  Vodafone Group plc - ADR.......     736,313
                                           ------------
                                             11,295,911
                                           ------------

            TEXTILE - PRODUCTS - 0.33%
    20,000  Courtaulds Textiles plc........      91,935
     4,000  DMC Dollfus Mieg...............      82,430
    30,000  Marzotto & Figli S.p.A.........     247,248
    15,000  Wacoal Corp....................     182,911
                                           ------------
                                                604,524
                                           ------------

===============================================================================
40                       INTERNATIONAL EQUITIES FUND -
                       STATEMENT OF NET ASSETS CONTINUED           May 31, 1997
===============================================================================


 NUMBER                                        MARKET
OF SHARES                                       VALUE
-------------------------------------------------------
            TOBACCO - 0.74%
    75,977  B.A.T.  Industries plc.........$    680,475
    30,100  B.A.T.  Industries plc - ADR...     553,088
    32,000  Swedish Match AB...............     104,036
                                           ------------
                                              1,337,599
                                           ------------

            UTILITIES - ELECTRIC - 4.36%
   155,000  China Light & Power............     776,150
    12,000  Empresa Nacional de Electridad
             SA - ADR .....................     931,500
     6,500  Hidroel Cantabrico.............     253,597
    30,000  Iberdrola SA...................     368,359
    16,600  Kansai Electric Power Co. Inc..     312,185
    80,000  National Power.................     723,704
     4,000  Oesterreichisch
             Elektrizitatswirt Schafts
             - AG Class A .................     287,635
    20,000  RWE AG - ADR...................     853,676
    48,488  Scottish Power plc.............     303,794
    10,000  Sydkraft AB....................     258,025
   145,000  Tenaga Nasional Berhad.........     663,629
    25,200  Tokyo Electric Power...........     480,412
    30,000  VEBA AG........................   1,695,629
                                           ------------
                                              7,908,295
                                           ------------

            UTILITIES - GAS, DISTRIBUTION - 0.18%
   127,000  Osaka Gas Co...................     333,723
                                           ------------

            WATER SERVICES - 1.36%
    10,196  Eaux (Cie Generale)............   1,253,621
    10,196  Eaux (Cie Generale) (Warrants).       6,974
    20,395  Hyder plc......................     270,743
    26,385  Thames Water plc...............     296,416
    55,611  United Utilities plc...........     635,892
                                           ------------
                                              2,463,646
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $141,960,324)............ 177,676,399
                                           ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.15%

            U.S. TREASURY BILLS - 0.15%
  $275,000  United States Treasury Bills,
             4.99% due 8/21/97
             (Cost $271,912)...............$    271,912
                                           ------------

            TOTAL INVESTMENTS
            (Cost $142,232,236) - 98.08%... 177,948,311
            Other assets and liabilities,
             net - 1.92% ..................   3,488,672
                                           ------------

            NET ASSETS (equivalent
             to $11.44 per share on
             15,857,442 shares
             outstanding) - 100% ..........$181,436,983
                                           ============
          * Non-income producing

                                            UNREALIZED
CONTRACTS                                  APPRECIATION
---------------------------------------------------------
            FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 05/31/97)
   30 (2)   Nikkei 225 Futures
             (June/$172.99)................$    302,018
                                           ============

          (1) U.S.Treasury Bills with a market value of approximately $275,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
          (2) Per 500

                                              MARKET
                                              VALUE
---------------------------------------------------------
NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  15,857,442 shares outstanding........... $     158,574
                                           -------------
Additional paid in capital................   140,297,784
Undistributed net realized gain on
  securities .............................     4,489,559
Undistributed net investment income.......       448,887
Unrealized appreciation of:
  Investments................  $35,716,075
  Futures ...................      302,018
  Foreign currency translation      24,086    36,042,179
                               ----------- -------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $ 181,436,983
                                           =============



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
               INTERNATIONAL EQUITIES FUND - FINANCIAL STATEMENTS            41
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $557,737).............  $ 3,666,126
Interest.............................................................      481,858
                                                                       -----------
  Total investment income............................................    4,147,984
                                                                       -----------

EXPENSES:
Advisory fees........................................................      668,871
Custodian and accounting services....................................       76,611
Reports to shareholders..............................................       25,220
Audit fees and tax services..........................................        5,808
Directors' fees and expenses.........................................        4,916
Miscellaneous........................................................       26,567
                                                                       -----------
  Total expenses.....................................................      807,993
                                                                       -----------
NET INVESTMENT INCOME................................................    3,339,991
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments.......................................... $ 6,661,147
  Foreign currency transactions........................    (182,088)
  Futures..............................................    (401,648)     6,077,411
                                                        -----------
Net unrealized appreciation during the year:
  Investments..........................................   3,803,766
  Foreign currency translation.........................      22,338
  Futures..............................................     130,782      3,956,886
                                                        -----------    -----------
   Net realized and unrealized gain on securities and
     foreign currencies during the year..............................   10,034,297
                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $13,374,288
                                                                       ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                1997           1996
                                                            ------------   ------------
OPERATIONS:
Net investment income..................................     $  3,339,991   $  3,381,202
Net realized gain on securities and foreign currency
   transactions .......................................        6,077,411      7,822,417
Net unrealized appreciation of securities and
  translation of foreign currencies during the year....        3,956,886     10,529,705
                                                            ------------   ------------
   Increase in net assets resulting from operations....       13,374,288     21,733,324
                                                            ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................       (3,206,176)    (3,224,568)
Net realized gain on securities........................       (6,030,686)    (4,471,011)
                                                            ------------   ------------
  Decrease in net assets resulting from distributions
   to shareholders.....................................       (9,236,862)    (7,695,579)
                                                            ------------   ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.......................       74,488,255     67,168,258
Proceeds from capital stock issued for distributions
  reinvested ..........................................        9,236,862      7,695,579
                                                            ------------   ------------
                                                              83,725,117     74,863,837
Cost of capital stock repurchased......................     (112,684,896)   (91,733,125)
                                                            ------------   ------------
  Decrease in net assets resulting from capital stock
    transactions.......................................      (28,959,779)   (16,869,288)
TOTAL DECREASE IN NET ASSETS...........................      (24,822,353)    (2,831,543)

NET ASSETS:
Beginning of year......................................      206,259,336    209,090,879
                                                            ------------   ------------
End of year (including undistributed net investment
  income of $448,887 and $262,279) .................        $181,436,983   $206,259,336
                                                            ------------   ------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold...........................        6,846,567      6,277,440
Shares issued for distributions reinvested.............          848,956        721,434
Shares of capital stock repurchased ...................      (10,334,613)    (8,576,096)
                                                            ------------   ------------
  Decrease in shares outstanding.......................       (2,639,090)    (1,577,222)
Shares outstanding:
  Beginning of year....................................       18,496,532     20,073,754
                                                            ------------   ------------
  End of year..........................................       15,857,442     18,496,532
                                                            ------------   ------------


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
42                   GROWTH FUND - STATEMENT OF NET ASSETS         May 31, 1997
===============================================================================


 NUMBER                                                           MARKET
OF SHARES                                                          VALUE
----------------------------------------------------------------------------
            COMMON STOCKS - 87.37%

            ADVERTISING - 3.07%
   350,000 *ADVO, Inc..............................             $ 4,856,249
   290,000 *Catalina Marketing Corp................              10,693,750
   222,500 *Outdoor Systems Inc....................               7,370,313

                                                                 22,920,312
                                                                -----------

            APPAREL & PRODUCTS - 0.80%
   134,500 *Tommy Hilfiger Corp....................               5,985,250
                                                                -----------

            AUTO - REPLACEMENT PARTS - 0.94%
   300,000 *AutoZone, Inc..........................               7,012,500
                                                                -----------

            BANKS - REGIONAL - 1.54%
   215,000  Norwest Corp...........................              11,502,500
                                                                -----------

            BROADCASTING  - 1.89%
   625,000  Comcast Corp. Class A Special..........              10,859,375
   146,100  Gaylord Entertainment Co. Class A......               3,250,725
                                                                -----------
                                                                 14,110,100
                                                                -----------

            CONSUMER FINANCE - 0.18%
   470,000  Mercury Finance Co.....................               1,233,750
                                                                -----------

            ELECTRONIC INSTRUMENTS - 0.92%
   236,000 *ADT Ltd................................               6,873,500
                                                                -----------

            ENTERTAINMENT - 3.01%
   290,000  Carnival Corp. Class A.................              11,020,000
   140,000  Walt Disney Co.........................              11,462,501
                                                                -----------
                                                                 22,482,501
                                                                -----------

            FINANCE COMPANIES - 3.61%
   325,000  Green Tree Financial Corp..............              11,375,000
   100,000  Household International, Inc...........               9,825,000
   225,000  Money Store, Inc.......................               5,765,625
                                                                -----------
                                                                 26,965,625

            FOODS - 1.06%
   650,000 *Petsmart Inc...........................               7,962,500
                                                                -----------

            FUNERAL SERVICES - 2.00%
   425,000  Service Corp. International............              14,981,250
                                                                -----------

            GOVERNMENT SPONSORED - 2.93%
   400,000  Federal Home Loan Mortgage Corp........             $13,200,000
   200,000  Federal National Mortgage
             Association...........................               8,725,000
                                                                -----------
                                                                 21,925,000
                                                                -----------

            HEALTHCARE - 6.97%
   330,000 *Apria Healthcare Group, Inc............               5,940,000
   225,000  Cardinal Health, Inc...................              13,106,250
    90,000 *PacifiCare Health System, Inc.
             Class B...............................               7,132,500
   168,900 *Patterson Dental Co....................               5,827,050
   190,000 *Phycor, Inc............................               5,438,750
   415,000 *Quorum Health Group Inc................              14,680,625
                                                                -----------
                                                                 52,125,175
                                                                -----------

            HOSPITAL MANAGEMENT - 4.67%
   250,000  Columbia/HCA Healthcare Corp...........               9,156,250
   350,000 *Vencor, Inc............................              14,262,500
   325,000 *Vivra, Inc.............................              11,496,875
                                                                -----------
                                                                 34,915,625
                                                                -----------

            HUMAN RESOURCES - 4.64%
   550,000  Accustaff, Inc.........................              13,200,000
   350,000 *COREStaff, Inc.........................               8,312,500
   282,800 *Employee Solutions, Inc................               1,502,375
   300,000  Interim Services Inc...................              11,700,000
                                                                -----------
                                                                 34,714,875
                                                                -----------

            INFORMATION PROCESSING - 6.59%
   300,000 *BISYS Group, Inc.......................              11,437,500
   485,000  First Data Corp........................              19,400,000
   225,000  Paychex, Inc...........................               8,268,750
   240,000 *SunGard Data Systems, Inc..............              10,200,000
                                                                -----------
                                                                 49,306,250
                                                                -----------

            INSURANCE - LIFE - 0.05%
    13,600 *UICI...................................                 365,500
                                                                -----------

            INSURANCE- MISCELLANEOUS - 6.18%
   250,000  Ace Limited............................              16,000,000
    90,000  MGIC Investment Corp...................               8,010,000
   130,000  PMI Group Inc..........................               7,133,750
   190,000  UNUM Corp..............................              15,033,750
                                                                -----------
                                                                 46,177,500
                                                                -----------

            LEISURE TIME - 0.93%
   200,000 *Sabre Group Holdings, Inc..............             $ 5,575,000
    59,000 *Vail Resorts Inc.......................               1,408,625
                                                                -----------
                                                                  6,983,625
                                                                -----------

            LODGING - 4.83%
   335,000 *Extended Stay America, Inc.............               4,648,125
   275,000 *HFS, Inc...............................              14,815,625
   725,000  La Quinta Inns, Inc....................              16,675,000
                                                                -----------
                                                                 36,138,750
                                                                -----------

            MERCHANDISE - SPECIALTY - 11.77%
   250,000  Circuit City Stores, Inc...............               9,875,000
   300,000 *Cole National Corp. Class A............              11,362,500
   744,600 *Corporate Express, Inc.................              10,238,250
   370,000 *CostCo Companies, Inc..................              12,487,500
   650,000 *General Nutrition Cos., Inc............              15,112,500
   125,000  Home Depot, Inc........................               7,875,000
   475,000  Ikon Office Solutions Inc..............              13,775,000
   135,000  Kohl's Corp............................               7,273,125
                                                                -----------
                                                                 87,998,875
                                                                -----------

            MERCHANDISING - MASS - 2.50%
   811,600 *CUC International Inc..................              18,666,800
                                                                -----------

            MISCELLANEOUS - 0.21%
    44,800 *Sylvan Learning Systems, Inc...........               1,607,200
                                                                -----------

            OIL - SERVICE - PRODUCTS - 1.53%
   110,000 *BJ Services Co.........................               6,077,500
    45,000  Schlumberger Ltd.......................               5,360,625
                                                                -----------
                                                                 11,438,125
                                                                -----------

            OIL - SERVICES - 3.96%
   175,000  Camco International, Inc...............               8,968,750
   200,000 *Smith International, Inc...............              10,475,000
   150,000 *Western Atlas Inc......................              10,181,250
                                                                -----------
                                                                 29,625,000
                                                                -----------

            POLLUTION CONTROL - 2.65%
   370,000 *Republic Industries, Inc...............               8,903,125
   300,000 *USA Waste Services, Inc................              10,875,000
                                                                -----------
                                                                 19,778,125
                                                                -----------


===============================================================================
May 31, 1997   GROWTH FUND - STATEMENT OF NET ASSETS CONTINUED               43
===============================================================================


 NUMBER                                                             MARKET
OF SHARES                                                           VALUE
-----------------------------------------------------------------------------
            PUBLISHING - NEWS - 0.69%
   120,000  Tribune Co.............................             $  5,190,000
                                                                -------------
            RESTAURANTS - 2.81%
   425,000 *Boston Chicken, Inc....................                7,650,000
   125,000 *Lone Star Steakhouse & Saloon..........                2,875,000
   450,000 *Outback Steakhouse Inc.................               10,462,500
                                                                -------------
                                                                  20,987,500
                                                                -------------

            SECURITIES RELATED - 2.86%
   330,000  Franklin Resources, Inc................               21,367,500
                                                                -------------

            TELECOMMUNICATIONS - 1.58%
   425,000 *Airtouch Communications, Inc...........               11,846,875
                                                                -------------

            TOTAL COMMON STOCKS
            (Cost $538,978,043)....................              653,188,088
                                                                -------------

     PAR
    VALUE
------------
            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 11.69%

            CONSUMER FINANCE - 3.72%
            Sears Roebuck Acceptance Corp:
$10,000,000  5.55% due 06/09/97 ...................                9,987,660
 9,000,000   5.53% due 06/03/97....................                8,997,231
 8,903,000   5.53% due 06/05/97....................                8,897,525
                                                                -------------
                                                                  27,882,416
                                                                -------------

            FINANCE COMPANIES - 5.57%
 9,814,000  Ford Motor Credit Co.,
             5.52 % due 06/10/97...................                9,800,450
15,972,000  General Electric Capital Services Inc.,
             5.50 % due 06/02/97...................               15,969,555
            General Motors Acceptance Corp:
 7,891,000   5.53% due 06/06/97....................                7,884,935
 7,979,000   5.48% due 06/04/97....................                7,975,351
                                                                -------------
                                                                  41,630,291
                                                                -------------

            SECURITIES RELATED - 2.40%
17,941,000  Merrill Lynch & Co. Inc.,
             5.62% due 06/11/97....................               17,912,982
                                                                -------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $ 87,425,689)....................             $ 87,425,689
                                                                -------------

            TOTAL INVESTMENTS
            (Cost $626,403,732) - 99.06%...........              740,613,777
            Other assets less liabilities,
             net - 0.94%...........................                7,040,236
                                                                -------------

            NET ASSETS (equivalent
             to $17.62 per share on
             42,421,874 shares
             outstanding) - 100%...................             $747,654,013
                                                                =============

           *Non-income producing

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  42,421,874 shares outstanding....................             $    424,219
Additional paid in capital.........................              618,177,079
Undistributed net realized gain on securities                     14,539,455
Undistributed net investment income................                  303,215
Unrealized appreciation of securities..............              114,210,045
                                                                -------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING......................................             $747,654,013
                                                                =============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
44                     GROWTH FUND - FINANCIAL STATEMENTS
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Dividends ............................................................   $ 2,226,275
Interest .............................................................     3,365,118
                                                                         -----------
  Total investment income ............................................     5,591,393
                                                                         -----------

EXPENSES:
Advisory fees ........................................................     4,704,380
Custodian and accounting services ....................................       182,315
Reports to shareholders ..............................................        85,619
Audit fees and tax services ..........................................        26,695
Directors' fees and expenses .........................................        13,226
Miscellaneous ........................................................        26,765
                                                                         -----------
  Total expenses .....................................................     5,039,000
                                                                         -----------
NET INVESTMENT INCOME ................................................       552,393
                                                                         -----------

REALIZED AND UNREALIZED GAINON SECURITIES:
Net realized gain on securities ......................................    16,994,556
Net unrealized appreciation of securities during the year ............    39,599,901
                                                                         -----------
  Net realized and unrealized gain on securities during the year .....    56,594,457
                                                                         -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................   $57,146,850
                                                                         ===========





STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                               1997              1996
                                                                         --------------    --------------
OPERATIONS:
Net investment income ................................................   $      552,393    $    2,125,410
Net realized gain on securities ......................................       16,994,556        12,920,523
Net unrealized appreciation of securities during the year ............       39,599,901        65,916,187
                                                                         --------------    --------------
  Increase in net assets resulting from operations ...................       57,146,850        80,962,120
                                                                         --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................         (503,196)       (1,871,667)
Net realized gain on securities ......................................      (11,891,551)       (3,757,835)
                                                                         --------------    --------------
  Decrease in net assets resulting from distributions
   to shareholders ...................................................      (12,394,747)       (5,629,502)
                                                                         --------------    --------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................      268,628,198       258,993,562
Proceeds from capital stock issued for distributions reinvested ......       12,394,747         5,629,502
                                                                         --------------    --------------
                                                                            281,022,945       264,623,064
Cost of capital stock repurchased ....................................       (3,908,102)      (14,782,740)
                                                                         --------------    --------------
  Increase in net assets resulting from capital stock transactions ...      277,114,843       249,840,324
                                                                         --------------    --------------
TOTAL INCREASE IN NET ASSETS .........................................      321,866,946       325,172,942

NET ASSETS:
Beginning of year ....................................................      425,787,067       100,614,125
                                                                         --------------    --------------
End of year (including undistributed net investment income
  of $303,215 and $254,018) ..........................................   $  747,654,013    $  425,787,067
                                                                         ==============    ==============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .........................................       16,096,764        17,658,112
Shares issued for distributions reinvested ...........................          733,851           382,244
Shares of capital stock repurchased ..................................         (234,388)       (1,014,547)
                                                                         --------------    --------------
  Increase in shares outstanding .....................................       16,596,227        17,025,809
Shares outstanding:
  Beginning of year ..................................................       25,825,647         8,799,838
                                                                         --------------    --------------
  End of year ........................................................       42,421,874        25,825,647
                                                                         ==============    ==============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
May 31, 1997     GROWTH & INCOME FUND - STATEMENT OF NET ASSETS              45
===============================================================================

   NUMBER                                                    MARKET
 OF SHARES                                                   VALUE
 --------------------------------------------------------------------
               COMMON STOCKS - 90.54%

               ADVERTISING - 1.05%
   38,000      Omnicom Group, Inc. ....................    $ 2,204,000
                                                           -----------

               AEROSPACE/DEFENSE - 3.29%
    9,000      Logicon, Inc. ..........................        452,250
   50,200      McDonnell Douglas Corp. ................      3,231,625
   40,000      United Technologies Corp. ..............      3,215,000
                                                           -----------
                                                             6,898,875
                                                           -----------

               APPAREL & PRODUCTS - 0.75%
   45,000*     Fruit of the Loom, Inc. Class A ........      1,569,375
                                                           -----------

               AUTO - ORIGINAL EQUIPMENT - 0.97%
   42,000      Danaher Corp. ..........................      2,037,000
                                                           -----------

               BANKS - NEW YORK CITY - 1.26 %
   23,000      CitiCorp ...............................      2,630,625
                                                           -----------

               BANKS - OTHER - 2.93%
   30,000      BankAmerica Corp. ......................      3,506,250
   30,000      Mellon Bank Corp. ......................      2,625,000
                                                           -----------
                                                             6,131,250
                                                           -----------

               BANKS - REGIONAL - 2.21%
   45,000      Norwest Corp. ..........................      2,407,500
   54,000      Star Banc Corp. ........................      2,227,500
                                                           -----------
                                                             4,635,000
                                                           -----------

               BEVERAGE - SOFT DRINKS - 1.79%
   55,000      Coca-Cola Co. ..........................      3,753,750
                                                           -----------

               CHEMICAL - MAJOR - 0.90%
   17,000      E.I. du Pont de Nemours and Co. ........      1,850,875
      600      Hercules, Inc. .........................         28,125
                                                           -----------
                                                             1,879,000
                                                           -----------

               CHEMICAL - MISCELLANEOUS - 1.21%
   48,000      Pra air, Inc. ..........................      2,526,000
                                                           -----------

               CONTAINERS - PAPER - 0.35%
   16,000*     Sealed Air Corp. .......................        734,000
                                                           -----------

               DRUGS - 2.57%
   50,000*     Dura Pharmaceuticals, Inc. .............     $1,987,500
   33,000      Pfizer, Inc. ...........................      3,394,875
                                                           -----------
                                                             5,382,375
                                                           -----------

               ELECTRONIC INSTRUMENTS - 1.30%
   50,000*     Dynatech Corp. .........................      1,875,000
   27,000      Symbol Technologies, Inc. ..............        847,125
                                                           -----------
                                                             2,722,125
                                                           -----------

               FINANCE COMPANIES - 1.74%
   15,000      Green Tree Financial Corp. .............        525,000
    7,000      Household International, Inc. ..........        687,750
   21,000      Money Store, Inc. ......................        538,125
   40,000      SunAmerica, Inc. .......................      1,890,000
                                                           -----------
                                                             3,640,875
                                                           -----------

               FOODS - 2.57%
   56,000      Campbell Soup Co. ......................      2,576,000
   50,000      Hershey Foods Corp. ....................      2,806,250
                                                           -----------
                                                             5,382,250
                                                           -----------

               FOOTWEAR - 0.54%
   20,000      NIKE, Inc. Class B .....................      1,140,000
                                                           -----------

               GOVERNMENT SPONSORED - 0.87%
   15,000      Student Loan Marketing
               Association ............................      1,824,375
                                                           -----------

               HEALTHCARE - 3.55%
   45,000      Cardinal Health, Inc. ..................      2,621,250
  141,480*     HealthSouth Corp. ......................      3,236,355
   55,000      Omnicare, Inc. .........................      1,574,375
                                                           -----------
                 ......................................      7,431,980
                                                           -----------

               HOSPITAL SUPPLIES - 2.81%
   43,200      Becton, Dickinson and Co. ..............      2,127,600
   50,000      Johnson & Johnson ......................      2,993,750
   23,000      United States Surgical Corp. ...........        776,250
                                                           -----------
                                                             5,897,600
                                                           -----------

               HOUSEHOLD PRODUCTS - 1.32%
   20,000      Procter & Gamble Co. ...................      2,757,500
                                                           -----------

               INFORMATION PROCESSING - 9.15%
   55,000*     Adaptec, Inc............................    $ 2,021,250
   50,000*     Ascend Communications Inc. .............      2,787,500
   70,000*     BMC Software, Inc. .....................      3,788,750
   35,000*     Cisco Systems, Inc. ....................      2,371,250
   50,000      Computer Associates
               International, Inc. ....................      2,737,500
   35,000*     Gateway 2000, Inc. .....................      2,323,125
    5,000      Microsoft Corp. (Preferred) ............        430,625
   60,000      Reynolds and Reynolds Co. ..............
               Class A ................................      1,402,500
   14,183*     Storage Technology Corp. ...............        577,957
   15,000*     3Com Corp. .............................        727,500
                                                            ----------
                                                           $19,167,957
                                                           -----------

               INSURANCE - CASUALTY - 1.70% ...........
   65,000      Frontier Insurance Group, Inc. .........      3,566,875
                                                           -----------

               INSURANCE - LIFE - 2.10% ...............
  110,000      Conseco Inc. ...........................      4,400,000
                                                           -----------

               INSURANCE - MULTILINE - 4.25% ..........
   50,000      Allstate Corp. .........................      3,681,250
    4,000*     CNA Financial Corp. ....................        409,500
   35,000      Reliastar Financial Corp. ..............      2,244,375
   46,666      Travelers Group, Inc. ..................      2,560,795
                                                           -----------
                                                             8,895,920
                                                           -----------

               LODGING - 0.49% ........................
   19,000*     HFS, Inc. ..............................      1,023,625
                                                           -----------

               MACHINERY - INDUSTRIAL/ ................
               SPECIALTY - 1.78% ......................
   36,000      Illinois Tool Works Inc. ...............      1,786,500
   30,000*     SCI Systems, Inc. ......................      1,950,000
                                                           -----------
                                                             3,736,500
                                                           -----------

               MERCHANDISE - SPECIALTY - 3.68% ........
   44,250*     Consolidated Stores Corp. ..............      1,692,563
   70,000      Dollar General Corp. ...................      2,353,750
   75,375*     Staples, Inc. ..........................      1,658,250
   42,000      TJX Companies, Inc. ....................      2,016,000
                                                           -----------
                                                             7,720,563
                                                           -----------

===============================================================================
46     GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED    May 31, 1997
===============================================================================


 NUMBER                                         MARKET
OF SHARES                                       VALUE
--------------------------------------------------------
            MERCHANDISING - FOOD - 1.68%
   32,000  *Kroger Co. .................... $    820,000
   60,000  *Safeway, Inc. .................    2,700,000
                                            ------------
                                               3,520,000
                                            ------------

            METALS - MISCELLANEOUS - 1.37%
   45,900   Precision Castparts Corp. .....    2,868,750
                                            ------------

            NATURAL GAS - DIVERSIFIED - 0.89%
   40,000   PanEnergy Corp. ...............    1,870,000
                                            ------------

            OIL - INTEGRATED DOMESTIC - 2.44%
   40,000   Occidental Petroleum Corp. ....      930,000
   45,000  *Oryx Energy Co. ...............    1,040,625
   25,000   Phillips Petroleum Co. ........    1,062,500
   70,000   USX-Marathon Group ............    2,082,500
                                            ------------
                                               5,115,625
                                            ------------

            OIL - INTEGRATED
            INTERNATIONAL - 1.04%
   15,090   British Petroleum Co.
             plc - ADR ....................    2,186,164
                                            ------------

            OIL - SERVICE - PRODUCTS - 1.05%
   40,000  *BJ Services Co. ...............    2,210,000
                                            ------------

            OIL - SERVICES - 6.93%
   60,000   Baker Hughes Inc. .............    2,250,000
   45,000  *ENSCO International, Inc. .....    2,244,375
   80,000  *Rowan Companies, Inc. .........    1,850,000
   50,000  *Smith International, Inc. .....    2,618,750
   50,000   Tidewater, Inc. ...............    2,106,250
   50,000   Transocean Offshore, Inc. .....    3,450,000
                                            ------------
                                              14,519,375
                                            ------------

            OIL/GAS PRODUCERS - 4.42%
   45,000  *Falcon Drilling Co., Inc. .....    2,064,375
   48,000   Helmerich & Payne, Inc. .......    2,694,000
   65,000   Louisiana Land &
             Exploration Co. ..............    3,347,500
   27,285   Noble Affiliates, Inc. ........    1,149,381
                                            ------------
                                               9,255,256
                                            ------------

            PAPER/FOREST PRODUCTS - 0.72%
   40,000   Avery Dennison Corp. ..........    1,505,000
                                            ------------

            POLLUTION CONTROL - 0.46%
   25,000  *United Waste Systems, Inc. ....      959,375
                                            ------------

            SEMICONDUCTORS - 2.09%
   35,000  *Applied Materials, Inc. ....... $  2,283,750
   50,000  *LSI Logic Corp. ...............    2,087,500
                                            ------------
                                               4,371,250
                                            ------------

            TELECOMMUNICATIONS - 4.73%
   40,000  *ADC Communications, Inc. ......    1,370,000
   47,850  *Andrew Corp. ..................    1,303,913
  125,000  *Pairgain Technologies Inc. ....    2,609,375
   48,000  *Tellabs, Inc. .................    2,412,000
   75,000  *WorldCom, Inc. ................    2,221,875
                                            ------------
                                               9,917,163
                                            ------------

            TOBACCO - 1.89%
   90,000   Philip Morris Cos Inc. ........    3,960,000
                                            ------------

            UTILITIES - COMMUNICATION - 0.73%
   25,000   Cincinnati Bell, Inc. .........    1,537,500
                                            ------------

            UTILITIES - ELECTRIC - 1.71%
   50,000  *AES Corp. .....................    3,587,500
                                            ------------

            UTILITIES - GAS, PIPELINE - 1.26%
   60,000   Williams Companies, Inc. ......    2,647,500
                                            ------------

            TOTAL COMMON STOCKS
            (Cost $144,555,813) ...........  189,719,853
                                            ------------

    PAR
   VALUE
-----------
            CONVERTIBLE BONDS - 6.58%

            AEROSPACE/DEFENSE - 0.39%
$ 500,000   Rohr, Inc.,
             7.75% due 05/15/04 ...........      825,000
                                            ------------

            AIRLINES - 0.30%
  500,000   Alaska Air Group, Inc.,
             6.50% due 06/15/05 ...........      622,500
                                            ------------

            DRUGS - 0.77%
  500,000   ALZA Corp.,
             5.00% due 05/01/06 ...........      500,000
1,000,000   ICN Pharmaceuticals, Inc.,
             8.50% due 11/15/99 ...........    1,105,000
                                            ------------
                                               1,605,000
                                            ------------

            ELECTRONIC INSTRUMENTS - 0.12%
$ 300,000   C-Cube Microsystems, Inc.,
             5.88% due 11/01/05 ........... $    280,500
                                            ------------

            HEALTHCARE - 0.47%
1,000,000   Phycor, Inc.,
             4.50% due 02/15/03 ...........      985,000
                                            ------------

            INFORMATION PROCESSING - 1.68%
  500,000   Adaptec, Inc.,
             4.75% due  02/01/04 ..........      498,750
            Data General Corp:
1,000,000    7.75% due 06/01/01 ...........    1,150,000
  300,000    6.00% due 05/15/04 ...........      322,500
1,500,000   National Data Corp.,
             5.00% due 11/01/03 ...........    1,545,000
                                            ------------
                                               3,516,250
                                            ------------

            INSURANCE - LIFE - 0.58%
1,000,000   Equitable Cos., Inc.
             6.13% due 12/15/24 ...........    1,207,500
                                            ------------

            LODGING - 0.52%
  500,000   HFS, Inc.,
             4.75% due 03/01/03 ...........      552,500
  500,000   Hilton Hotels Corp.,
             5.00% due 05/15/06 ...........      542,500
                                            ------------
                                               1,095,000
                                            ------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.34%
  500,000   SCI Systems, Inc.,
             5.00% due 05/01/06 ...........      708,750
                                            ------------

            MERCHANDISE - SPECIALTY - 0.26%
  500,000   Home Depot, Inc.,
             3.25% due 10/01/01 ...........      535,000
                                            ------------

            OIL - INTEGRATED DOMESTIC - 0.59%
1,000,000   Pennzoil Co.,
             4.75% due 10/01/03 ...........    1,232,500
                                            ------------

            OIL - SERVICES - 0.30%
  500,000   Nabors Industries, Inc.,
             5.00% due 05/15/06 ...........      635,000
                                            ------------

===============================================================================
May 31, 1997     GROWTH & INCOME FUND - STATEMENT OF NET ASSETS CONTINUED    47
===============================================================================


    PAR                                         MARKET
   VALUE                                        VALUE
--------------------------------------------------------
            OIL/GAS PRODUCERS - 0.26%
$ 500,000   Diamond Offshore Drilling, Inc.,
             3.75% due 02/15/07 ........... $    548,750
                                            ------------

            TOTAL CONVERTIBLE BONDS
            (Cost $13,515,369) ............   13,796,750
                                            ------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 2.92%

            CONSUMER FINANCE - 1.61%
3,371,000   Beneficial Corp.,
             5.48% due 06/02/97 ...........    3,370,486
                                            ------------

            FINANCE COMPANIES - 1.31%
2,746,000   Ford Motor Credit Co.,
             5.60% due 06/03/97 ...........    2,745,146
                                            ------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $6,115,632) .............    6,115,632
                                            ------------

            TOTAL INVESTMENTS
            (Cost $164,186,814) - 100.04% .  209,632,235
            Other assets less liabilities,
             net - (0.04%) ................      (87,111)
                                            ------------

            NET ASSETS (equivalent
             to $16.87 per share on
             12,422,162 shares
             outstanding) - 100% .......... $209,545,124
                                            ============
           *Non-income producing


NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
 1,000,000,000 shares authorized,
 12,422,162 shares outstanding ...........  $    124,222
Additional paid in capital ...............   161,101,892
Accumulated net realized gain
 on securities ...........................     2,712,317
Undistributed net investment income ......       161,272
Unrealized appreciation of securities ....    45,445,421
                                            ------------
NET ASSETS APPLICABLE TO SHARES
 OUTSTANDING .............................  $209,545,124
                                            ============

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
48                GROWTH & INCOME FUND - FINANCIAL STATEMENTS
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Dividends .......................................................     $ 1,272,521
Interest ........................................................       1,167,033
                                                                      -----------
  Total investment income .......................................       2,439,554
                                                                      -----------

EXPENSES:
Advisory fees ...................................................       1,211,524
Custodian and accounting fees ...................................          51,399
Reports to shareholders .........................................          23,351
Audit fees and tax services .....................................           7,005
Directors' fees and expenses ....................................           3,616
Miscellaneous ...................................................           8,014
                                                                      -----------
  Total expenses ................................................       1,304,909
                                                                      -----------
NET INVESTMENT INCOME ...........................................       1,134,645
                                                                      -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities .................................       2,722,032
Net unrealized appreciation on securities during the year .......      24,022,009
                                                                      -----------
   Net realized and unrealized gain on securities during
     the year....................................................      26,744,041
                                                                      -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................     $27,878,686
                                                                      ===========



STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                                             1997             1996
                                                                        -------------    -------------
OPERATIONS:
Net investment income ...............................................   $   1,134,645    $     475,333
Net realized gain on securities .....................................       2,722,032        4,151,221
Net unrealized appreciation of securities during the year ...........      24,022,009       17,414,828
                                                                        -------------    -------------
  Increase in net assets resulting from operations ..................      27,878,686       22,041,382
                                                                        -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...............................................      (1,058,649)        (392,678)
Net realized gain on securities .....................................      (3,131,642)        (556,363)
                                                                        -------------    -------------
  Decrease in net assets resulting from distributions
   to shareholders ..................................................      (4,190,291)        (949,041)
                                                                        -------------    -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ....................................      70,892,821       62,680,575
Proceeds from capital stock issued for distributions reinvested .....       4,190,291          949,041
                                                                        -------------    -------------
                                                                           75,083,112       63,629,616
Cost of capital stock repurchased ...................................      (2,772,662)     (14,042,186)
                                                                        -------------    -------------
  Increase in net assets resulting from capital stock transactions ..      72,310,450       49,587,430
                                                                        -------------    -------------
TOTAL INCREASE IN NET ASSETS ........................................      95,998,845       70,679,771

NET ASSETS:
Beginning of year ...................................................     113,546,279       42,866,508
                                                                        -------------    -------------
End of year (including undistributed net investment income
  of $161,272 and $85,276) ..........................................   $ 209,545,124    $ 113,546,279
                                                                        =============    =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ........................................       4,647,143        4,772,881
Shares issued for distributions reinvested ..........................         268,315           73,503
Shares of capital stock repurchased .................................        (177,920)      (1,028,347)
                                                                        -------------    -------------
  Increase in shares outstanding ....................................       4,737,538        3,818,037
Shares outstanding:
  Beginning of year .................................................       7,684,624        3,866,587
                                                                        -------------    -------------
  End of year .......................................................      12,422,162        7,684,624
                                                                        =============    =============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
May 31, 1997       SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS       49
===============================================================================

   NUMBER                                      MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            COMMON STOCKS - 82.74%

            AEROSPACE/DEFENSE - 0.94%
   200,000  OEA, Inc.......................$  7,550,000
                                           ------------

            ELECTRICAL EQUIPMENT - 1.37%
   500,000 *Anixter International, Inc.....   8,500,000
   152,000 *FORE Systems, Inc..............   2,517,497
                                           ------------
                                             11,017,497
                                           ------------

            ELECTRONIC INSTRUMENTS  - 0.90%
   200,000 *LAM Research Corp..............   7,275,000
                                           ------------

            HOSPITAL SUPPLIES - 3.54%
   250,000 *Boston Scientific Corp.........  13,343,750
   450,000  United States Surgical Corp....  15,187,500
                                           ------------
                                             28,531,250
                                           ------------

            INFORMATION PROCESSING -
            BUSINESS SOFTWARE - 16.85%
   750,000 *BMC Software, Inc..............  40,593,750
   100,000 *Citrix Systems, Inc............   3,762,500
    58,500 *Clarify, Inc...................     709,313
   400,000 *Medic Computer Systems, Inc....   6,925,000
   125,000 *Microsoft Corp.................  15,500,000
   700,000 *Oracle Corp....................  32,637,500
   800,000 *PLATINUM technology, inc.......  11,600,000
   300,000 *Premenos Technology Corp.......   2,025,000
   500,000 *Synopsys Inc...................  18,687,500
    65,000 *Veritas Software Corp..........   3,233,750
                                           ------------
                                            135,674,313
                                           ------------

            INFORMATION PROCESSING -
            COMPUTER HARDWARE SYSTEMS - 3.99%
   300,000 *Adaptec, Inc...................  11,025,000
    80,000 *Dell Computer Corp.............   9,000,000
   340,000 *Microchip Technology, Inc......  12,070,000
                                           ------------
                                             32,095,000
                                           ------------

            INFORMATION PROCESSING -
            COMPUTER SERVICES - 20.67%
   440,000 *America Online, Inc............  24,310,000
   250,000 *Checkfree Corp.................   4,375,000
   225,000 *Cognos Inc.....................   7,031,250
   200,000  Electronic Data Systems Corp...   7,475,000

            INFORMATION PROCESSING -
            COMPUTER SERVICES - Continued
   800,000  First Data Corp................$ 32,000,000
   550,000 *Gartner Group, Inc.............  16,018,750
   300,000  National Data Corp.............  13,162,500
   350,000 *Parametric Technology Corp.....  15,706,250
     6,800 *Rationale Software Corp........     128,350
   250,000 *Security Dynamics Technology...   9,218,750
   500,000 *Sterling Commerce Inc..........  16,625,000
   300,000 *SunGard Data Systems, Inc......  12,750,000
   285,000 *Vantive Corp...................   7,659,375
                                           ------------
                                            166,460,225
                                           ------------

            INFORMATION PROCESSING -
            CONSUMER SOFTWARE - 0.99%
    72,200 *CBT Group PLC..................   3,934,900
   250,000 *Pure Atria Corp................   4,000,000
                                           ------------
                                              7,934,900
                                           ------------

            INFORMATION PROCESSING -
            NETWORKING - 8.96%
   125,000 *Ascend Communications Inc......   6,968,750
   250,000 *Cascade Communications Corp....   9,562,500
   250,000 *Cisco Systems, Inc.............  16,937,500
   350,000 *Network Gen Corp...............   6,431,250
    90,000 *Remedy Corp....................   3,633,750
   300,000 *Sync Research, Inc.............   1,256,250
   325,000 *U.S. Robotics Corp.............  27,300,000
                                           ------------
                                             72,090,000
                                           ------------

            MACHINERY  -  INDUSTRIAL/
            SPECIALTY - 0.52%
    80,000 *ASM Lithography Holding NV.....   4,180,000
                                           ------------

            MERCHANDISING - MASS - 2.43%
   850,000 *CUC International Inc..........  19,550,000
                                           ------------

            SEMICONDUCTORS - 15.59%
   300,000 *Altera Corp....................  15,900,000
 1,000,000 *Analog Devices, Inc............  26,750,000
    60,000 *Applied Materials, Inc.........   3,915,000
    55,000  Intel Corp.....................   8,332,500
    75,000 *KLA-Tencor Corp................   3,567,187
   275,000  Linear Technology Corp.........  13,784,375

            SEMICONDUCTORS - Continued
   400,000 *Maxim Integrated Products......$ 21,500,000
    60,000 *Novellus Systems, Inc..........   4,912,500
   500,000 *Xilinx, Inc....................  26,812,500
                                           ------------
                                            125,474,062
                                           ------------

            TELECOMMUNICATIONS - 5.99%
   450,000 *ADC Communications, Inc........  15,412,500
   600,000 *Airtouch Communications, Inc...  16,725,000
   250,000 *Omnipoint Corp.................   3,437,500
    22,782  Panamsat.......................     652,135
   160,700  Vodafone Group plc - ADR.......   7,171,237
   162,700 *WorldCom, Inc..................   4,819,987
                                           ------------
                                             48,218,359
                                           ------------

            TOTAL COMMON STOCKS
            (Cost $538,754,380)............ 666,050,606
                                           ------------


     PAR
    VALUE
-----------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 15.04%

            CONSUMER FINANCE - 11.76%
 8,662,000  Ford Motor Credit Co.,
             5.52% due 06/12/97 ...........   8,647,383
            General Electric Capital Corp:
15,973,000   5.50% due 06/06/97 ...........  15,960,779
15,391,000   5.47% due 06/09/97 ...........  15,372,265
            General Motors Acceptance Corp:
 5,186,000   5.62% due 06/11/97............   5,177,901
17,462,000   5.53% due 06/10/97............  17,437,839
 9,772,000  Pactel Capital Resources.,
             5.52% due 06/11/97............   9,757,007
            Sears Roebuck Acceptance Corp:
 7,279,000    5.63% due 06/04/97 ..........   7,276,763
15,000,000    5.57% due 06/02/97 ..........  14,996,489
                                             ----------
                                             94,626,426
                                             ----------

            SECURITIES RELATED - 3.28%
            Merrill Lynch & Co:
10,000,000   5.62% due 06/03/97............   9,996,872
16,482,000   5.52% due 06/05/97............  16,471,873
                                             ----------
                                             26,468,745
                                             ----------

================================================================================
50   SCIENCE & TECHNOLOGY FUND - STATEMENT OF NET ASSETS CONTINUED   May 31,1997
================================================================================


                                               MARKET
                                                VALUE
--------------------------------------------------------
            TOTAL SHORT TERM
            COMMERCIAL PAPER
            (Cost $121,095,171)............$121,095,171
                                           ------------

            TOTAL INVESTMENTS
            (Cost $659,849,551) - 97.78%... 787,145,777
            Other assets and liabilities,
             net - 2.22%...................  17,836,170
                                           ------------

            NET ASSETS (equivalent
             to $19.88 per share on
             40,484,129 shares
             outstanding) - 100%...........$804,981,947
                                           ============
           *Non-income producing

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  40,484,129 shares outstanding........... $    404,841
Additional paid in capital................  691,474,318
Accumulated net realized loss on
  securities..............................  (12,258,083)
Accumulated net investment loss...........   (1,935,355)
Unrealized appreciation of securities.....  127,296,226
                                           ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $804,981,947
                                           ============



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                SCIENCE & TECHNOLOGY FUND - FINANCIAL STATEMENTS             51
===============================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Dividends ......................................................     $    764,508
Interest .......................................................        3,692,989
                                                                     ------------
  Total investment income ......................................        4,457,497
                                                                     ------------

EXPENSES:
Advisory fees ..................................................        5,973,280
Custodian and accounting services ..............................          212,011
Reports to shareholders ........................................           97,009
Audit fees and tax services ....................................           28,366
Directors' fees and expenses ...................................           15,717
Miscellaneous ..................................................           50,905
                                                                     ------------
  Total expenses ...............................................        6,377,288
                                                                     ------------
NET INVESTMENT LOSS ............................................       (1,919,791)
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments ......................................  $(8,891,536)
  Foreign currency transactions ....................        1,633
                                                      -----------      (8,889,903)
Net unrealized appreciation of securities during the year ......       33,692,829
                                                                     ------------
  Net realized and unrealized gain on securities during the
    year .......................................................       24,802,926
                                                                     ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............     $ 22,883,135
                                                                     ============



STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:


                                                            1997           1996
                                                       ---------------------------
OPERATIONS:
Net investment loss.................................... $ (1,919,791)  $   (250,091)
Net realized gain (loss) on securities.................   (8,889,903)    59,379,986
Net unrealized appreciation of securities
    during the year ...................................   33,692,829     79,262,122
                                                        ------------   ------------
  Increase in net assets resulting from operations.....   22,883,135    138,392,017
                                                        ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................            -        (30,219)
Net realized gain on securities........................  (32,117,202)   (39,016,725)
                                                        ------------   ------------
  Decrease in net assets resulting from distributions
   to shareholders.....................................  (32,117,202)   (39,046,944)
                                                        ------------   ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold.......................  286,682,331    310,357,765
Proceeds from capital stock issued for
  distributions reinvested.............................   32,117,202     39,046,944
                                                        ------------   ------------
                                                         318,799,533    349,404,709
Cost of capital stock repurchased......................  (71,770,130)   (48,246,211)
                                                        ------------   ------------
  Increase in net assets resulting from
    capital stock transactions.........................  247,029,403    301,158,498
                                                        ------------   ------------
TOTAL INCREASE IN NET ASSETS...........................  237,795,336    400,503,571

NET ASSETS:
Beginning of year......................................  567,186,611    166,683,040
                                                        ------------   ------------
End of year (including undistributed net
  investment income of ($1,935,355) and $0) ........... $804,981,947   $567,186,611
                                                        ============   ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold...........................   14,868,580     16,506,873
Shares issued for distributions reinvested.............    1,636,128      2,210,100
Shares of capital stock repurchased ...................   (3,716,452)    (2,571,296)
                                                        ------------   ------------
  Increase in shares outstanding.......................   12,788,256     16,145,677
Shares outstanding:
  Beginning of year....................................   27,695,873     11,550,196
                                                        ------------   ------------
  End of year..........................................   40,484,129     27,695,873
                                                        ============   ============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
52        SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS          May 31, 1997
===============================================================================


   NUMBER                                      MARKET
 OF SHARES                                     VALUE
--------------------------------------------------------
            COMMON STOCKS - 95.43%

            ADVERTISING - 0.16%
    4,060   Interpublic Group Cos., Inc....  $  243,093
                                             ----------

            AIRLINES - 0.35%
    3,193  *AMR Corp.......................     317,304
    2,482   Delta Air Lines, Inc...........     232,687
                                             ----------
                                                549,991
                                             ----------

            APPLIANCES/FURNISHINGS - 0.18%
    5,674   Whirlpool Corp.................     282,991
                                             ----------

            AUTO - CARS - 1.01%
   49,511   Chrysler Corp..................   1,571,974
                                             ----------

            AUTO - REPLACEMENT PARTS - 0.86%
    1,722   Echlin Inc.....................      57,472
   10,961   Genuine Parts Co...............     367,194
   15,555   Goodyear Tire & Rubber Co......     909,967
                                             ----------
                                              1,334,633
                                             ----------

            BANKS - NEW  YORK CITY - 3.08%
    7,006   Bank of New York Co., Inc......     298,631
   17,975   Chase Manhattan Corp...........   1,698,637
   15,421   CitiCorp.......................   1,763,777
    9,692   J. P. Morgan & Co. Inc.........   1,041,890
                                             ----------
                                              4,802,935
                                             ----------

            BANKS - OTHER - 2.96%
    9,850   BankAmerica Corp...............   1,151,219
    1,062   BankBoston Corp................      77,526
    9,889   First Chicago Corp.............     585,923
   11,193   First Union Corp...............     961,199
    8,329  *Fleet Financial Group, Inc.....     509,110
      272   Mellon Bank Corp...............      23,800
    4,279   National City Corp.............     220,369
      480   US Bancorp.....................      29,460
    3,920   Wells Fargo & Co...............   1,032,920
                                             ----------
                                              4,591,526
                                             ----------

            BANKS - REGIONAL - 2.68%
   15,677   BANC ONE CORP..................     678,030
    3,358   Barnett Banks, Inc.............     176,715
    5,846   CoreStates Financial Corp......     309,107
      318   Fifth Third Bancorp............      24,566
      253   First Bank System, Inc.........      20,746

            BANKS - REGIONAL - Continued
    6,971   KeyCorp........................  $  379,047
   25,343   NationsBank Corp...............   1,492,069
    9,556   Norwest Corp...................     511,246
   12,069   PNC Bank Corp..................     505,389
    1,125   Wachovia Corp..................      68,484
                                             ----------
                                              4,165,399
                                             ----------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.88%
   15,965   Anheuser-Busch Companies, Inc..     684,499
   16,991   Seagram Co. Ltd................     683,887
                                             ----------
                                              1,368,386
                                             ----------

            BEVERAGE - SOFT DRINKS - 4.14%
   67,784   Coca-Cola Co...................   4,626,257
   49,374   PepsiCo, Inc...................   1,814,495
                                             ----------
                                              6,440,752
                                             ----------

            BROADCASTING - 1.13%
    4,201   Comcast Corp. Class A Special..      72,992
    9,756  *Tele-Communications, Inc.
              Class A......................     147,560
   26,046   U S West Communications Group..     953,935
    9,997  *U S West Media Group...........     198,690
   13,131  *Viacom, Inc. Class B...........     389,827
                                             ----------
                                              1,763,004
                                             ----------

            BUILDING MATERIALS - 0.29%
    1,982   Armstrong World Industries,
              Inc..........................     134,776
      424   Lowe's Companies, Inc..........      16,695
    7,703   Masco Corp.....................     299,454
                                             ----------
                                                450,925
                                             ----------

            CHEMICAL - MAJOR - 1.44%
    3,831   Goodrich (B.F.) Co.............     164,733
   19,907   Morton International, Inc......     642,001
   14,522   PPG Industries, Inc............     844,091
    3,219   Rohm and Haas Co...............     277,639
    6,446   Union Carbide Corp.............     301,351
                                             ----------
                                              2,229,815
                                             ----------

            CHEMICAL - MISCELLANEOUS - 0.62%
    5,445   Lubrizol Corp..................     193,977
    8,684   Lyondell Petrochemical Co......     191,047
    6,952   Nalco Chemical Co..............     258,093
    5,702   Praxair, Inc...................     300,067

            CHEMICAL - MISCELLANEOUS - Continued
      322   W. R. Grace & Co...............  $   16,825
                                             ----------
                                                960,009
                                             ----------

            CONGLOMERATES - 0.20%
    5,396   Ogden Corp.....................     105,222
    3,319   Tyco International Ltd.........     210,757
                                             ----------
                                                315,979
                                             ----------

            CONSUMER FINANCE - 0.22%
    2,571   Beneficial Corp................     165,187
    5,169   MBNA Corp......................     175,100
                                             ----------
                                                340,287
                                             ----------

            CONTAINERS - METAL/GLASS - 0.44%
    3,338   Corning Inc....................     168,152
    8,861   Crown Cork & Seal Co., Inc.....     516,153
                                             ----------
                                                684,305
                                             ----------

            CONTAINERS - PAPER - 0.05%
    2,586   Sonoco Products Co.............      75,317
                                             ----------

            COSMETICS/TOILETRIES - 1.21%
   17,986   Gillette Co....................   1,598,506
    6,314   International Flavors &
             Fragrances, Inc...............     280,184
                                             ----------
                                              1,878,690
                                             ----------

            DRUGS - 6.98%
   22,720   American Home Products Corp....   1,732,400
    2,922  *Amgen Inc......................     195,409
   32,971   Bristol Myers Squibb Co........   2,419,247
   16,894   Eli Lilly and Co...............   1,571,142
   35,741   Merck & Co., Inc...............   3,212,222
    9,254   Schering-Plough Corp...........     839,801
    8,804   Warner-Lambert Co..............     887,003
                                             ----------
                                             10,857,224
                                             ----------


            ELECTRICAL EQUIPMENT - 1.41%
   15,056   AMP Inc........................     619,177
   25,264   Emerson Electric Co............   1,364,256
    2,674   Raychem Corp...................     198,210
      191   W. W. Grainger Inc.............      15,327
                                             ----------
                                              2,196,970
                                             ----------

===============================================================================
May 31, 1997   SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED     53
===============================================================================


   NUMBER                                      MARKET
 OF SHARES                                     VALUE
--------------------------------------------------------
            ENTERTAINMENT - 2.12%
   10,232   Hasbro, Inc....................  $  296,727
    5,597   Mattel, Inc....................     167,210
   20,554   Time Warner Inc................     955,761
   22,797   Walt Disney Co.................   1,866,504
                                             ----------
                                              3,286,202
                                             ----------

            FINANCE COMPANIES - 0.29%
    4,509   Household International, Inc...     443,009
                                             ----------

            FOODS - 2.48%
   16,570   Archer Daniels Midland Co......     331,400
   13,605   Campbell Soup Co...............     625,830
    6,891   ConAgra, Inc...................     414,321
    7,857   CPC International Inc..........     675,702
    5,972   General Mills, Inc.............     377,729
   16,743   H J Heinz Co...................     719,949
      329   Hershey Foods Corp.............      18,465
    6,847   Kellogg Co.....................     504,966
    1,469   Ralston Purina Co..............     125,232
    1,088   Wm. Wrigley Jr. Co.............      64,464
                                             ----------
                                              3,858,058
                                             ----------

            FOOTWEAR -  0.38%
   10,243   NIKE, Inc. Class  B............     583,851
                                             ----------

            FREIGHT -  0.24%
    6,846  *Federal Express Corp...........     358,559
    1,074   J.B. Hunt Transport Services,
              Inc..........................      16,379
                                             ----------
                                                374,938
                                             ----------

            FUNERAL SERVICES - 0.10%
    4,408   Service Corp. International....     155,382
                                             ----------

            GOLD MINING -  0.36%
   17,000   Barrick Gold Corp..............     429,250
    6,884   Placer Dome Inc................     125,633
                                             ----------
                                                554,883
                                             ----------


            GOVERNMENT SPONSORED -  1.38%
   15,723   Federal Home Loan Mortgage
              Corp.........................     518,859
   37,072   Federal National Mortgage
             Association...................   1,617,266
                                             ----------
                                              2,136,125
                                             ----------

            HARDWARE & TOOLS - 0.21%
      318   Black & Decker Corp............  $   11,051
    2,082   Snap-on Inc....................      83,020
    5,492   Stanley Works..................     225,172
                                             ----------
                                                319,243
                                             ----------

            HEALTHCARE -  0.15%
    4,034   United HealthCare Corp.........     227,921
                                             ----------

            HEAVY DUTY TRUCKS/PARTS -  0.22%
    9,304   Dana Corp......................     336,107
                                             ----------

            HOSPITAL MANAGEMENT - 0.50%
   16,919   Columbia/HCA Healthcare Corp...     619,658
    5,918  *Tenet Healthcare Corp..........     162,745
                                             ----------
                                                782,403
                                             ----------

            HOSPITAL SUPPLIES - 3.64%
   25,272   Abbott Laboratories............   1,592,136
   12,903   Baxter International Inc.......     680,633
    5,376   Becton, Dickinson and Co.......     264,767
    4,213  *Boston Scientific Corp.........     224,869
   41,402   Johnson & Johnson..............   2,478,945
    1,434   Mallinckrodt, Inc..............      53,596
    4,877   Medtronic, Inc.................     360,897
                                             ----------
                                              5,655,843
                                             ----------

            HOUSEHOLD PRODUCTS - 3.64%
   14,134   Colgate-Palmolive Co...........     876,308
   23,807   Procter & Gamble Co............   3,282,390
    7,798   Unilever N V - ADR.............   1,510,863
                                             ----------
                                              5,669,561
                                             ----------

            INFORMATION PROCESSING -  9.38%
    1,768  *Apple Computer, Inc............      29,393
    5,315   Automatic Data Processing,
              Inc..........................     261,099
   14,652  *Cisco Systems, Inc.............     992,673
    6,047  *Compaq Computer Corp...........     654,588
    6,034   Computer Associates
             International, Inc............     330,362
    2,741  *Dell Computer Corp.............     308,363
      228  *Digital Equipment Corp.........       8,180
    4,839  *E M C Corp.....................     192,955
   11,139   First Data Corp................     445,560
   36,600   Hewlett Packard Co.............   1,884,900

            INFORMATION PROCESSING - Continued
   29,736   International Business Machines
             Corp..........................  $2,572,164
   28,639  *Microsoft Corp.................   3,551,236
    3,059  *Novell, Inc ...................      24,090
   16,567  *Oracle Corp....................     772,436
    5,997   Pitney Bowes Inc...............     421,289
    6,087  *Seagate Technology.............     247,284
    4,474  *Silicon Graphics, Inc..........      84,447
    9,349   Sun Microsystems, Inc..........     301,505
    2,579  *3Com Corp......................     125,082
   20,316   Xerox Corp.....................   1,376,409
                                             ----------
                                             14,584,015
                                             ----------

            INSURANCE - CASUALTY - 0.21%
    3,029   Chubb Corp.....................     184,769
    1,718   SAFECO Corp....................      74,733
      863   St. Paul Companies, Inc........      61,812
                                             ----------
                                                321,314
                                             ----------

            INSURANCE - LIFE -  0.79%
    4,755   Aetna Inc......................     480,255
      622   Conseco Inc....................      24,880
    2,595   Lincoln National Corp..........     157,971
    6,152   Transamerica Corp..............     559,063
                                             ----------
                                              1,222,169
                                             ----------

            INSURANCE - MISCELLANEOUS - 0.18%
    1,571   General Reinsurance Corp.......     275,318
                                             ----------

            INSURANCE - MULTILINE -  3.38%
    9,594   Allstate Corp..................     706,358
   15,549   American International Group,
              Inc..........................   2,104,946
    3,188   CIGNA Corp.....................     553,915
    3,832   Hartford Financial Services
              Group........................     298,896
    4,434   Marsh & McLennan Companies,
              Inc..........................     584,180
   18,278   Travelers Group, Inc...........   1,003,005
                                             ----------
                                              5,251,300
                                             ----------

            LEISURE TIME - 0.01%
      272   Brunswick Corp.................       8,296
                                             ----------

            LODGING -  0.09%
      520  *HFS, Inc.......................      28,015
    1,758  *ITT Corp.......................     104,821
                                             ----------
                                                132,836
                                             ----------

===============================================================================
54   SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED    May 31, 1997
===============================================================================


   NUMBER                                      MARKET
 OF SHARES                                     VALUE
--------------------------------------------------------
            MACHINERY - AGRICULTURE - 0.49%
   14,879   Deere & Co.....................  $  760,689
                                             ----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.60%
    8,367   Caterpillar Inc................     816,828
    2,657   Harnischfeger Industries Inc...     113,919
                                             ----------
                                                930,747
                                             ----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 1.30%
    6,946   Cooper Industries, Inc.........     354,246
    4,300   Dover Corp.....................     246,175
   11,832   Illinois Tool Works Inc........     587,163
    2,700   Ingersoll-Rand Co..............     147,150
    9,035   Johnson Controls, Inc..........     382,858
    9,531   Pall Corp......................     225,170
    1,439   Tecumseh Products Co. Class A..      81,483
                                             ----------
                                              2,024,245
                                             ----------

            MERCHANDISE - SPECIALTY - 0.71%
    5,321   Gap, Inc.......................     182,244
    9,763   Home Depot, Inc................     615,069
    5,978   Ikon Office Solutions Inc......     173,362
    2,914   Limited, Inc...................      59,009
    2,432  *Toys "R" Us, Inc...............      75,696
                                             ----------
                                              1,105,380
                                             ----------

            MERCHANDISING - DEPARTMENT - 0.46%
    5,025   Dayton Hudson Corp.............     241,828
    9,947   May Department Stores Co.......     468,752
                                             ----------
                                                710,580
                                             ----------

            MERCHANDISING - FOOD - 0.36%
    8,554   Albertsons, Inc................     286,559
    2,891   American Stores Co.............     131,541
      989  *Kroger Co......................      25,343
    3,430   SYSCO Corp.....................     119,621
                                             ----------
                                                563,064
                                             ----------

            MERCHANDISING - MASS - 2.54%
    4,131  *CUC International Inc..........      95,013
   15,209   J.C. Penney Co., Inc...........     783,264
      125   KMart Corp.....................       1,750
   18,604   Sears Roebuck and Co...........     913,922
   70,609   Wal-Mart Stores, Inc...........   2,100,618

            MERCHANDISING - MASS - Continued
    1,823  *Woolworth Corp.................  $   43,980
                                             ----------
                                              3,938,547
                                             ----------

            METALS - ALUMINUM - 0.51%
   21,947   Alcan Aluminium Ltd............     787,349
                                             ----------

            METALS - MISCELLANEOUS - 0.36%
   12,938   Freeport-McMoran Copper &
             Gold Inc. Class B.............     376,819
    5,627   Inco Limited...................     185,691
                                             ----------
                                                562,510
                                             ----------

            METALS - STEEL - 0.08%
    7,100   Worthington Industries, Inc....     131,350
                                             ----------

            MISCELLANEOUS - 0.74%
   16,446   American Express Co............   1,142,997
                                             ----------

            NATURAL GAS - DIVERSIFIED - 0.25%
    5,467   PanEnergy Corp.................     255,582
    2,219   Sonat Inc......................     127,593
                                             ----------
                                                383,175
                                             ----------

            OIL - INTEGRATED DOMESTIC - 2.29%
    8,222   Amerada Hess Corp..............     439,877
    4,660   Ashland Oil, Inc...............     223,098
    6,055   Burlington Resources, Inc.....      281,558
    4,252   MAPCO Inc......................     135,001
   11,379  *Oryx Energy Co.................     263,139
    5,052   Pennzoil Co....................     279,755
   27,826   Phillips Petroleum Co..........   1,182,605
    3,802   Sun Co., Inc...................     113,585
   21,609   USX-Marathon Group.............     642,868
                                             ----------
                                              3,561,486
                                             ----------

            OIL - INTEGRATED
            INTERNATIONAL - 2.09%
    2,528   Murphy Oil Corp................     117,236
   28,706   Texaco Inc.....................   3,132,542
                                             ----------
                                              3,249,778
                                             ----------

            OIL - SERVICE - PRODUCTS - 0.87%
   11,286   Schlumberger Ltd...............   1,344,445
                                             ----------

            OIL - SERVICES - 0.73%
    6,003   Baker Hughes Inc...............  $  225,113
   13,768   Dresser Industries, Inc........     471,554
    3,480   Halliburton Co.................     269,265
    5,962   McDermott International, Inc...     165,446
                                             ----------
                                              1,131,378
                                             ----------

            OIL/GAS PRODUCERS - 0.45%
    1,733   Apache Corp....................      59,355
    8,086   Ultramar Diamond Shamrock......     266,838
   12,821   Union Pacific Resources Group
              Inc..........................     370,206
                                             ----------
                                                696,399
                                             ----------

            PAPER/FOREST PRODUCTS - 1.03%
    7,049   Avery Dennison Corp............     265,219
      954   James River Corp. of Virginia..      33,509
   25,934   Kimberly-Clark Corp............   1,299,942
                                             ----------
                                              1,598,670
                                             ----------

            POLLUTION CONTROL - 0.57%
    4,008   Browning-Ferris Industries,
              Inc..........................     131,262
   23,702   Waste Management, Inc..........     752,539
                                             ----------
                                                883,801
                                             ----------

            PUBLISHING - NEWS - 0.50%
    6,920   Dow Jones & Co., Inc...........     269,015
    5,152   Gannett Co., Inc...............     476,560
      263   New York Times Co. Class A.....      12,114
      363   Times Mirror Co................      20,373
                                             ----------
                                                778,062
                                             ----------

            PUBLISHING/PRINTING - 0.52%
    6,116   Deluxe Corp....................     198,770
   13,817   Dun & Bradstreet Corp..........     360,969
    3,819   McGraw-Hill, Inc...............     208,613
    1,980   Moore Corp. Ltd................      44,055
                                             ----------
                                                812,407
                                             ----------

            RAILROAD - 1.62%
    5,481   Burlington Northern Santa Fe...     454,923
   11,578   CSX Corp.......................     613,634
    7,129   Norfolk Southern Corp..........     692,404
   11,105   Union Pacific Corp.............     752,364
                                             ----------
                                              2,513,325
                                             ----------

===============================================================================
May 31, 1997    SOCIAL AWARENESS FUND - STATEMENT OF NET ASSETS CONTINUED    55
===============================================================================


   NUMBER                                      MARKET
 OF SHARES                                     VALUE
--------------------------------------------------------
            RESTAURANTS - 0.72%
   22,407   McDonald's Corp................ $ 1,125,952
                                            -----------

            SAVINGS & LOAN - 0.09%
    3,025   Great Western Financial Corp...     146,713
                                            -----------

            SECURITIES RELATED - 1.32%
    7,081   Dean Witter, Discover & Co.....     292,091
    6,878   Merrill Lynch & Co., Inc.......     729,068
    7,417   Morgan Stanley Group Inc.......     500,648
    9,819   Salomon Inc....................     526,544
                                            -----------
                                              2,048,351
                                            -----------

            SEMICONDUCTORS - 3.17%
    2,697  *Advanced Micro Devices, Inc....     107,880
    4,141  *Applied Materials, Inc.........     270,200
   21,374   Intel Corp.....................   3,238,161
      264  *LSI Logic Corp.................      11,022
    5,295  *Micron Technology, Inc.........     225,038
    5,695  *National Semiconductor Corp....     160,172
   14,062   Rockwell International Corp....     906,999
                                            -----------
                                             4,919,472
                                            -----------

            TELECOMMUNICATIONS - 1.54%
    8,243   ALLTEL Corp....................     270,989
      822  *Andrew Corp....................      22,400
      239  *DSC Communications Corp........       6,109
   14,686   Lucent Technologies, Inc.......     934,397
    8,216   Northern Telecom Ltd...........     690,144
   15,712  *WorldCom, Inc..................     465,468
                                            -----------
                                              2,389,507
                                            -----------

            UTILITIES - COMMUNICATION - 6.82%
   77,098   AT & T Corp....................   2,842,990
   23,836   Ameritech Corp.................   1,561,258
   14,288   Bell Atlantic Corp.............   1,000,160
   33,532   BellSouth Corp.................   1,521,515
    8,415   MCI Communications Corp........     322,926
   13,990   NYNEX Corp.....................     751,963
   32,049   SBC Communications, Inc........   1,874,867
   14,806   Sprint Corp....................     723,643
                                            -----------
                                             10,599,322
                                            -----------

            UTILITIES - ELECTRIC - 1.58%
   13,195   Allegheny Power System, Inc....     344,719

            UTILITIES - ELECTRIC - Continued
   17,115   Cinergy Corp................... $   599,025
      173   Hawaiian Electric Industries,
              Inc..........................       5,990
    5,367   Montana Power Co...............     122,099
    1,964   OGE Energy Corp................      84,452
   31,985   PacifiCorp.....................     635,702
   12,863   Potomac Electric Power Co......     295,849
    2,756   Public Service Co. of Colorado.     111,274
    9,169   Puget Sound Energy Inc.........     228,079
      477   TECO Energy, Inc...............      11,865
      521   UtiliCorp United Inc...........      14,067
                                            -----------
                                              2,453,121
                                            -----------

            UTILITIES - GAS, DISTRIBUTION - 0.03%
    1,320   Tosco Corp.....................      43,065
                                            -----------

            UTILITIES - GAS, PIPELINE  - 1.05%
    9,247   Consolidated Natural Gas Co....     491,247
   15,457   Enron Corp.....................     629,873
    1,479   Pacific Enterprises............      48,437
   10,508   Williams Companies, Inc........     463,666
                                            -----------
                                              1,633,223
                                            -----------

            TOTAL COMMON STOCKS
            (Cost $121,517,004)............  148,252,089
                                             -----------

   PAR
  VALUE
  -----

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 4.19%

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.63%
$  980,000  Cooper Industries, Inc.,
             5.67% due 06/02/97............      979,846
                                             -----------

            SECURITIES RELATED - 3.56%
 5,530,000  Merrill Lynch & Co., Inc.
             5.65% due 06/03/97............    5,528,263
                                             -----------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $6,508,109)..............    6,508,109
                                             -----------

            UNITED STATES GOVERNMENT -
            SHORT TERM - 0.19%

   PAR                                          MARKET
  VALUE                                         VALUE
---------------------------------------------------------
            U.S. TREASURY BILLS - 0.19%
            United States Treasury Bills,
$ 200,000    5.02% due 08/21/97............  $    197,752
  100,000    4.99% due 08/21/97 ...........        98,862
                                             ------------
                                                  296,614
                                             ------------

            TOTAL UNITED STATES GOVERNMENT -
            SHORT TERM (Cost $296,614).....       296,614
                                             ------------

            TOTAL INVESTMENTS
            (Cost $128,321,727) - 99.81%...   155,056,812
            Other assets less liabilities,
             net - 0.19%...................       292,242
                                             ------------

            NET ASSETS (equivalent
             to $17.90 per share on
             8,677,411 shares
             outstanding) - 100 %..........  $155,349,054
                                             ============

         *  Non-income producing

                                              UNREALIZED
CONTRACTS                                    APPRECIATION
---------------------------------------------------------
       FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/97)
 13(2)      S&P 500 Index Futures
             (June/$850.60)................  $     90,650
                                             ============

            (1)U.S.Treasury Bills with a market value of
               approximately $300,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 500

=========================================================
NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  8,677,411 shares outstanding............   $     86,774
Additional paid in capital................    119,582,326
Undistributed net realized gain on
  securities..............................      8,762,191
Undistributed net investment income.......         92,028
Unrealized appreciation of:
  Investments...........  $26,735,085
  Futures ..............       90,650          26,825,735
                          -----------        ------------

NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................   $155,349,054
                                             ============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
56               SOCIAL AWARENESS FUND - FINANCIAL STATEMENTS
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Dividends .................................................          $ 2,079,690
Interest ..................................................              130,703
                                                                     -----------
  Total investment income .................................            2,210,393
                                                                     -----------

EXPENSES:
Advisory fees .............................................              525,440
Custodian and accounting services .........................               35,707
Reports to shareholders ...................................               14,276
Audit fees and tax services ...............................                3,987
Directors' fees and expenses ..............................                2,322
Miscellaneous .............................................                9,187
                                                                     -----------
  Total expenses ..........................................              590,919
                                                                     -----------
NET INVESTMENT INCOME .....................................            1,619,474
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments.................................  13,494,506
  Futures Contracts.................... ......    (138,043)           13,356,463
                                                ----------
Net unrealized appreciation of securities
  during the year:
  Investments.................................  14,605,162
  Futures Contracts...........................      90,650            14,695,812
                                                ----------           -----------
    Net realized and unrealized gain on securities
      during the year:.....................................           28,052,275
                                                                     -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........          $29,671,749
                                                                     ===========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                              1997            1996
                                                                         -------------    -------------
OPERATIONS:
Net investment income ................................................   $   1,619,474    $   1,207,110
Net realized gain on securities ......................................      13,356,463        9,289,840
Net unrealized appreciation of securities during the year ............      14,695,812        6,259,077
                                                                         -------------    -------------
  Increase in net assets resulting from operations ...................      29,671,749       16,756,027
                                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................      (1,578,118)      (1,156,438)
Net realized gain on securities ......................................     (10,727,011)      (4,173,232)
                                                                         -------------    -------------
  Decrease in net assets resulting from distributions
   to shareholders ...................................................     (12,305,129)      (5,329,670)
                                                                         -------------    -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................      52,814,227       17,740,343
Proceeds from capital stock issued for distributions reinvested ......      12,305,129        5,329,670
                                                                         -------------    -------------
                                                                            65,119,356       23,070,013
Cost of capital stock repurchased ....................................      (8,024,362)      (7,536,021)
                                                                         -------------    -------------
  Increase in net assets resulting from capital stock transactions ...      57,094,994       15,533,992
                                                                         -------------    -------------
TOTAL INCREASE IN NET ASSETS .........................................      74,461,614       26,960,349

NET ASSETS:
Beginning of year ....................................................      80,887,440       53,927,091
                                                                         -------------    -------------
End of year (including undistributed net investment income
  of $92,028 and $50,672) ............................................   $ 155,349,054    $  80,887,440
                                                                         -------------    -------------

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .........................................       3,190,691        1,209,065
Shares issued for distributions reinvested ...........................         775,715          376,165
Shares of capital stock repurchased ..................................        (509,440)        (507,806)
                                                                         -------------    -------------
  Increase in shares outstanding .....................................       3,456,966        1,077,424
Shares outstanding:
  Beginning of year ..................................................       5,220,445        4,143,021
                                                                         -------------    -------------
  End of year ........................................................       8,677,411        5,220,445
                                                                         =============    =============

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
May 31, 1997     TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS            57
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            COMMON STOCKS - 61.32%

            ADVERTISING - 0.05%
     1,530  Interpublic Group Cos., Inc....  $   91,609
                                             ----------

            AEROSPACE/DEFENSE - 1.09%
     6,264  Boeing Co......................     659,285
       321  Crane Co.......................      13,160
       858  EG & G, Inc....................      16,730
       227  General Dynamics Corp..........      16,996
     2,783  Lockheed Martin Corp...........     260,557
     3,895  McDonnell Douglas Corp.........     250,740
       432  Northrop Grumman Corp..........      36,611
     4,218  Raytheon Co....................     201,409
     2,278  TRW Inc........................     121,872
     4,334  United Technologies Corp.......     348,344
                                             ----------
                                              1,925,704
                                             ----------

            AIRLINES - 0.19%
     1,626 *AMR Corp.......................     161,584
     1,307  Delta Air Lines, Inc...........     122,531
       751  Southwest Airlines Co..........      19,338
       913 *US Airways Group, Inc..........      31,727
                                             ----------
                                                335,180
                                             ----------

            APPAREL & PRODUCTS - 0.05%
     1,370 *Fruit of the Loom, Inc.
              Class A......................      47,779
     1,010  Liz Claiborne, Inc.............      46,081
                                             ----------
                                                 93,860
                                             ----------

            APPLIANCES/FURNISHINGS - 0.05%
       729  Maytag Corp....................      19,501
     1,329  Whirlpool Corp.................      66,284
                                             ----------
                                                 85,785
                                             ----------

            AUTO - CARS - 1.05%
    12,955  Chrysler Corp..................     411,321
    18,256  Ford Motor Co..................     684,600
    13,278  General Motors Corp............     760,166
                                             ----------
                                              1,856,087
                                             ----------

            AUTO - REPLACEMENT PARTS - 0.22%
     1,708 *AutoZone, Inc..................      39,924
     1,115  Echlin Inc.....................      37,212
     3,226  Genuine Parts Co...............     108,070
     2,876  Goodyear Tire & Rubber Co......     168,245

            AUTO - REPLACEMENT PARTS - Continued
     1,082  Pep Boys-Manny, Moe & Jack.....  $   33,812
                                             ----------
                                                387,263
                                             ----------

            BANKS - NEW  YORK CITY - 1.30%
     5,908  Bank of New York Co., Inc......     251,829
     7,979  Chase Manhattan Corp...........     754,016
     8,239  CitiCorp.......................     942,336
     3,284  J. P. Morgan & Co. Inc.........     353,030
                                             ----------
                                              2,301,211
                                             ----------

            BANKS - OTHER - 1.64%
     5,188  BankAmerica Corp...............     606,348
     2,533  BankBoston Corp................     184,909
     4,954  First Chicago Corp.............     293,525
     5,131  First Union Corp...............     440,625
     4,788 *Fleet Financial Group, Inc.....     292,667
     1,894  Mellon Bank Corp...............     165,725
     3,797  National City Corp.............     195,546
     1,005  Republic of New York Corp......     100,249
     2,789  US Bancorp.....................     171,175
     1,750  Wells Fargo & Co...............     461,125
                                             ----------
                                              2,911,894
                                             ----------

            BANKS - REGIONAL - 1.72%
     7,037  BANC ONE CORP..................     304,350
     3,830  Barnett Banks, Inc.............     201,554
     2,020  Comerica Inc...................     126,250
     4,118  CoreStates Financial Corp......     217,739
     1,992  Fifth Third Bancorp............     153,882
     2,404  First Bank System, Inc.........     197,128
     3,940  KeyCorp........................     214,238
    12,250  NationsBank Corp...............     721,219
     6,218  Norwest Corp...................     332,663
     5,973  PNC Bank Corp..................     250,119
     3,185  SunTrust Banks, Inc............     169,999
     2,752  Wachovia Corp..................     167,528
                                             ----------
                                              3,056,669
                                             ----------

            BEVERAGE - BREWERS/
            DISTRIBUTORS - 0.40%
       478  Adolph Coors Class B...........      11,651
     8,896  Anheuser-Busch Companies, Inc..     381,416
       833  Brown-Forman Corp Class B......      42,587

            BEVERAGE - BREWERS/
            DISTRIBUTORS - Continued
     6,625  Seagram Co. Ltd................  $  266,656
                                             ----------
                                                702,310
                                             ----------

            BEVERAGE - SOFT DRINKS - 2.12%
    41,299  Coca-Cola Co...................   2,818,657
    25,761  PepsiCo, Inc...................     946,717
                                             ----------
                                              3,765,374
                                             ----------

            BROADCASTING - 0.57
     5,984  Comcast Corp. Class A Special..     103,972
     2,347 *General Instrument Corp........      56,915
     9,367  Tele-Communications, Inc.
              Class A......................     141,676
     8,565  U S West Communications Group..     313,693
    10,363 *U S West Media Group...........     205,965
     6,150 *Viacom, Inc. Class B...........     182,578
                                             ----------
                                              1,004,799
                                             ----------

            BUILDING MATERIALS - 0.22%
       805  Armstrong World Industries,
              Inc..........................      54,740
     3,192  Lowe's Companies, Inc..........     125,685
     2,967  Masco Corp.....................     115,342
     2,868  Sherwin-Williams Co............      86,040
                                             ----------
                                                381,807
                                             ----------

            CHEMICAL - MAJOR - 1.32%
     4,119  Dow Chemical Co................     343,422
     9,331  E.I. du Pont de Nemours
              and Co.......................   1,015,913
       142  Goodrich (B.F.) Co.............       6,106
     1,853  Hercules, Inc..................      86,859
     9,508  Monsanto Co....................     418,352
     2,610  Morton International, Inc......      84,173
     3,335  PPG Industries, Inc............     193,847
     1,043  Rohm and Haas Co...............      89,959
     2,020  Union Carbide Corp.............      94,435
                                             ----------
                                              2,333,066
                                             ----------

            CHEMICAL - MISCELLANEOUS - 0.38%
     1,961  Air Products and Chemicals,
              Inc..........................     152,468
     1,388  Eastman Chemical Co............      82,586
     1,153  Ecolab Inc.....................      47,994
       364  FMC Corp.......................      26,208
     1,131  Great Lakes Chemical Corp......      55,278
       773  Millipore Corp.................      33,336

===============================================================================
58   TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED    May 31, 1997
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            CHEMICAL - MISCELLANEOUS - Continued
     1,204  Nalco Chemical Co..............  $   44,699
     2,286  Praxair, Inc...................     120,301
     1,836  Sigma Aldrich Corp.............      56,228
     1,187  W. R. Grace & Co...............      62,021
                                             ----------
                                                681,119
                                             ----------

            COAL - 0.01%
       190  NACCO Industries, Inc. Class A.       9,666
                                             ----------

            CONGLOMERATES - 0.62%
     4,980  Allied Signal Inc..............     382,215
     1,781  Loews Corp.....................     173,202
     3,051  Tenneco Inc....................     136,532
     1,478  Textron Inc....................     175,143
     2,979  Tyco International Ltd.........     189,167
     1,954  Whitman Corp...................      47,140
                                             ----------
                                              1,103,399
                                             ----------

            CONSUMER FINANCE - 0.15%
       966  Beneficial Corp................      62,066
     5,761  MBNA Corp......................     195,154
                                             ----------
                                                257,220
                                             ----------

            CONTAINERS - METAL/GLASS - 0.22%
       545  Ball Corp......................      15,873
     3,892  Corning Inc....................     196,060
     2,393  Crown Cork & Seal Co., Inc.....     139,392
     1,007  Owens Corning..................      42,042
                                             ----------
                                                393,367
                                             ----------

            CONTAINERS - PAPER - 0.04%
       432  Bemis Co., Inc.................      17,280
       990  Temple-Inland Inc..............      59,895
                                             ----------
                                                 77,175
                                             ----------

            COSMETICS/TOILETRIES - 0.61%
       999  Alberto-Culver Co. Class B.....      28,472
     1,957  Avon Products, Inc.............     124,759
     9,446  Gillette Co....................     839,513
     2,071  International Flavors &
             Fragrances, Inc...............      91,901
                                             ----------
                                              1,084,645
                                             ----------

            DRUGS - 4.29%
     1,175  Allergan, Inc..................  $   34,809
     1,414 *ALZA Corp......................      41,713
    10,378  American Home Products Corp....     791,323
     4,526 *Amgen Inc......................     302,676
       992  Bausch & Lomb Inc..............      39,928
    16,814 *Bristol Myers Squibb Co........   1,233,727
     1,889  CVS Corp.......................      90,436
     9,380  Eli Lilly and Co...............     872,340
    20,437  Merck & Co., Inc...............   1,836,775
    10,171  Pfizer, Inc....................   1,046,342
     9,311  Pharmacia & Upjohn, Inc........     322,393
     5,927  Schering-Plough Corp...........     537,875
     4,518  Warner-Lambert Co..............     455,189
                                             ----------
                                              7,605,526
                                             ----------

            ELECTRICAL EQUIPMENT - 2.44%
     2,737  AMP Inc........................     112,559
     1,984 *Cabletron Systems, Inc.........      87,296
     7,988  Emerson Electric Co............     431,352
    54,102  General Electric Co............   3,266,408
       850 *Intergraph Corp................       6,003
       810  National Service Industries,
              Inc..........................      35,539
       798  Raychem Corp...................      59,152
       550  Thomas & Betts Corp............      27,981
    11,102  Westinghouse Electric Corp.....     224,816
       948  W. W. Grainger Inc.............      76,077
                                             ----------
                                              4,327,183
                                             ----------

            ELECTRONIC INSTRUMENTS - 0.12%
       891  General Signal Corp............      37,533
       806  Perkin-Elmer Corp..............      61,256
       590  Tektronix, Inc.................      33,851
     2,376 *Thermo Electron Corp...........      81,972
                                             ----------
                                                214,612
                                             ----------

            ENTERTAINMENT - 0.92%
     1,939 *Harrah's Entertainment, Inc....      36,114
     2,366  Hasbro, Inc....................      68,614
       668 *King World Productions, Inc....      25,134
     4,261  Mattel, Inc....................     127,297
    10,063  Time Warner Inc................     467,930
    11,104  Walt Disney Co.................     909,140
                                             ----------
                                              1,634,229
                                             ----------

            FINANCE COMPANIES - 0.15%
     2,556  Green Tree Financial Corp......  $   89,460
     1,778  Household International, Inc...     174,689
                                             ----------
                                                264,149
                                             ----------

            FOODS - 1.52%
     8,113  Archer Daniels Midland Co......     162,260
     8,350  Campbell Soup Co...............     384,100
     4,291  Conagra, Inc...................     257,996
     2,669  CPC International Inc..........     229,534
     2,934  General Mills, Inc.............     185,576
     6,434  H J Heinz Co...................     276,662
     2,744  Hershey Foods Corp.............     154,007
     3,366  Kellogg Co.....................     248,243
       972  Pioneer Hi-Bred International,
              Inc..........................      67,797
     2,419  Quaker Oats Co.................      99,784
     2,000  Ralston Purina Co..............     170,500
     8,096  Sara Lee Corp..................     330,924
     2,076  Wm. Wrigley Jr. Co.............     123,003
                                             ----------
                                              2,690,386
                                             ----------

            FOOTWEAR - 0.20%
     5,331  NIKE, Inc. Class B.............     303,867
       995 *Reebok International Ltd.......      40,795
       887  Stride Rite Corp...............      13,527
                                             ----------
                                                358,189
                                             ----------

            FREIGHT - 0.09%
     2,074 *Federal Express Corp...........     108,626
     1,363  Ryder System, Inc..............      45,149
                                             ----------
                                                153,775
                                             ----------

            FUNERAL SERVICES - 0.09%
     4,345  Service Corp. International....     153,161
                                             ----------

            GOLD MINING - 0.16%
     6,383  Barrick Gold Corp..............     161,171
     1,600  Battle Mountain Gold Co........       9,600
     2,600 *Echo Bay Mines Ltd.............      15,925
     1,971  Homestake Mining Co............      27,348
     4,279  Placer Dome Inc................      78,092
                                             ----------
                                                292,136
                                             ----------

===============================================================================
May 31, 1997   TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED    59
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            GOVERNMENT SPONSORED - 0.66%
    12,080  Federal Home Loan Mortgage
              Corp.........................  $  398,640
    17,625  Federal National Mortgage
             Association...................     768,891
                                             ----------
                                              1,167,531
                                             ----------

            HARDWARE & TOOLS - 0.09%
     1,684  Black & Decker Corp............      58,519
     1,084  Snap-on Inc....................      43,225
     1,588  Stanley Works..................      65,108
                                             ----------
                                                166,852
                                             ----------

            HEALTHCARE - 0.21%
     5,168 *HealthSouth Corp...............     118,218
     2,769 *Humana Inc.....................      62,649
     3,405  United HealthCare Corp.........     192,383
                                             ----------
                                                373,250
                                             ----------

            HEAVY DUTY TRUCKS/PARTS - 0.15%
       506  Cummins Engine Co., Inc........      32,258
     1,824  Dana Corp......................      65,892
     1,378  Eaton Corp.....................     109,896
       527 *Navistar International Corp....       8,761
     1,188  PACCAR Inc.....................      53,757
                                             ----------
                                                270,564
                                             ----------

            HOME BUILDERS - 0.02%
       516  Centex Corp....................      20,576
       695  Kaufman & Broad Home Corp......      10,425
       416  Pulte Corp.....................      13,156
                                             ----------
                                                 44,157
                                             ----------

            HOSPITAL MANAGEMENT -  0.35%
     1,800 *Beverly Enterprises, Inc.......      25,425
    10,936  Columbia/HCA Healthcare Corp...     400,531
     1,122  Manor Care, Inc................      32,117
       420  Shared Medical Systems Corp....      22,260
     5,381 *Tenet Healthcare Corp..........     147,978
                                             ----------
                                                628,311
                                             ----------

            HOSPITAL SUPPLIES - 1.75%
    12,924  Abbott Laboratories............     814,212
       119  Bard (C. R.), Inc..............       3,808
     4,110  Baxter International Inc.......     216,803
     2,297  Becton, Dickinson and Co.......     113,127

            HOSPITAL SUPPLIES - Continued
     2,100  Biomet, Inc....................  $   39,244
     3,573 *Boston Scientific Corp.........     190,709
    21,848  Johnson & Johnson..............   1,308,149
     1,322  Mallinckrodt, Inc..............      49,410
     3,816  Medtronic, Inc.................     282,384
     1,447 *St. Jude Medical, Inc..........      49,017
     1,122  United States Surgical Corp....      37,868
                                             ----------
                                              3,104,731
                                             ----------

            HOUSEHOLD PRODUCTS - 1.90%
       724  Clorox Co......................      91,405
     5,216  Colgate-Palmolive Co...........     323,392
     7,143  Minnesota Mining &
             Manufacturing Co..............     655,370
     2,510  Newell Co......................      96,008
    11,369  Procter & Gamble Co............   1,567,501
     2,790  Rubbermaid, Inc................      77,771
     1,112  Tupperware Corp................      40,310
     2,708  Unilever N V - ADR.............     524,675
                                             ----------
                                              3,376,432
                                             ----------

            INFORMATION PROCESSING - 5.77%
     1,300  Adobe Systems Inc..............      58,012
     1,603 *Amdahl Corp....................      16,029
     2,328 *Apple Computer, Inc............      38,702
       735  Autodesk, Inc..................      28,572
     5,129  Automatic Data Processing,
              Inc..........................     251,961
     2,582 *Bay Networks, Inc..............      63,258
     1,432 *Ceridian Corp..................      52,625
    10,889 *Cisco Systems, Inc.............     737,729
     3,001  Cognizant Corp.................     111,036
     4,497 *Compaq Computer Corp...........     486,799
     5,289  Computer Associates
             International, Inc............     289,572
     1,435 *Computer Sciences Corp.........     111,032
       614 *Data General Corp..............      13,123
     3,007 *Dell Computer Corp.............     338,287
     2,310 *Digital Equipment Corp.........      82,870
     4,561 *E M C Corp.....................     181,869
     8,198  First Data Corp................     327,919
     1,959  H & R Block Inc................      64,646
    17,365  Hewlett Packard Co.............     894,297
     2,365  Honeywell Inc..................     172,053
    16,674  International Business
              Machines Corp................   1,442,300

            INFORMATION PROCESSING - Continued
     1,002  Meredith Corp..................  $   25,927
    19,857 *Microsoft Corp.................   2,462,267
     6,384 *Novell, Inc ...................      50,273
    12,080 *Oracle Corp....................     563,229
     2,378 *Parametric Technology Corp.....     106,712
     2,453  Pitney Bowes Inc...............     172,322
     4,518 *Seagate Technology.............     183,543
     3,199 *Silicon Graphics, Inc..........      60,380
     6,778 *Sun Microsystems, Inc..........     218,590
     1,710 *Tandem Computers Inc...........      24,367
     3,244 *3Com Corp......................     157,333
     3,200  Unisys Corp....................      21,999
     5,983  Xerox Corp.....................     405,347
                                             ----------
                                             10,214,980
                                             ----------

            INSURANCE - CASUALTY - 0.23%
     2,584  Chubb Corp.....................     157,624
     2,353  SAFECO Corp....................     102,356
     1,483  St. Paul Companies, Inc........     106,220
     2,079  USF & G Corp...................      44,699
                                             ----------
                                                410,899
                                             ----------

            INSURANCE - LIFE - 0.46%
     2,797  Aetna Inc......................     282,497
     3,098  Conseco Inc....................     123,920
     1,264  Jefferson-Pilot Corp...........      80,422
     1,940  Lincoln National Corp..........     118,098
       735  Torchmark Corp.................      48,234
     1,187  Transamerica Corp..............     107,869
     1,218  USLIFE Corp....................      59,378
                                             ----------
                                                820,418
                                             ----------

            INSURANCE - MISCELLANEOUS - 0.29%
     1,397  General Reinsurance Corp.......     244,824
       772  MBIA, Inc......................      82,894
       953  MGIC Investment Corp...........      84,817
     1,307  UNUM Corp......................     103,416
                                             ----------
                                                515,951
                                             ----------

            INSURANCE - MULTILINE - 1.70%
     7,946  Allstate Corp..................     585,024
     7,427  American International Group,
              Inc..........................   1,005,430
     2,753  Aon Corp.......................     134,184
     1,343  CIGNA Corp.....................     233,346

===============================================================================
60    TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            INSURANCE - MULTILINE - Continued
     2,203  Hartford Financial Services
              Group........................  $  171,834
     1,542  March & McLennan Companies,
             Inc...........................     203,159
     1,674  Providian Corp.................     100,231
    10,630  Travelers Group, Inc...........     583,321
                                             ----------
                                              3,016,529
                                             ----------

            LEISURE TIME - 0.03%
     1,843  Brunswick Corp.................      56,212
                                             ----------

            LODGING - 0.29%
     2,899 *HFS, Inc.......................     156,184
     3,710  Hilton Hotels Corp.............     104,808
     2,093 *ITT Corp.......................     124,795
     2,288  Marriott International, Inc....     132,132
                                             ----------
                                                517,919
                                             ----------

            MACHINE TOOLS - 0.01%
       644  Cincinnati Milacron Inc........      14,893
                                             ----------

            MACHINERY - AGRICULTURE - 0.18%
     1,311  Case Corp......................      77,349
     4,670  Deere & Co.....................     238,754
                                             ----------
                                                316,103
                                             ----------

            MACHINERY - CONSTRUCTION &
            CONTRACTS - 0.25%
     3,020  Caterpillar Inc................     294,828
     1,503  Fluor Corp.....................      79,471
       726  Foster Wheeler Corp............      28,133
       879  Harnischfeger Industries Inc...      37,687
                                             ----------
                                                440,119
                                             ----------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.41%
       517  Briggs & Stratton Corp.........      26,690
     1,407  Cooper Industries, Inc.........      71,757
     2,110  Dover Corp.....................     120,798
     4,560  Illinois Tool Works Inc........     226,290
     1,423  Ingersoll-Rand Co..............      77,554
     1,487  Johnson Controls, Inc..........      63,012
     2,295  Pall Corp......................      54,219
       803  Parker Hannifin Corp...........      42,258
       559  Timken Co......................      38,361
                                             ----------
                                                720,939
                                             ----------

            MEDICAL TECHNOLOGY - 0.06%
     1,403  Guidant Corp...................  $  108,908
                                             ----------

            MERCHANDISE - DRUG - 0.16%
       697  Longs Drug Stores Corp.........      16,554
     2,081  Rite Aid Corp..................      96,767
     3,502  Walgreen Co....................     163,719
                                             ----------
                                                277,040
                                             ----------

            MERCHANDISE - SPECIALTY - 0.77%
       989  American Greetings Corp.
              Class A......................      33,873
     1,351  Circuit City Stores, Inc.......      53,365
     3,866 *CostCo Companies, Inc..........     130,478
     5,165  Gap, Inc.......................     176,901
     8,004  Home Depot, Inc................     504,252
     2,506  Ikon Office Solutions Inc......      72,674
       191  Jostens, Inc...................       4,703
     4,844  Limited, Inc...................      98,091
       933  Nordstrom, Inc.................      44,784
     1,041  Tandy Corp.....................      56,214
     1,289  TJX Companies, Inc.............      61,872
     4,333 *Toys "R" Us, Inc...............     134,865
                                             ----------
                                              1,372,072
                                             ----------

            MERCHANDISING - DEPARTMENT - 0.36%
     3,876  Dayton Hudson Corp.............     186,533
     2,030  Dillards, Inc. Class A.........      68,513
     3,816 *Federated Deparment Stores,
              Inc..........................     141,192
     4,357  May Department Stores Co.......     205,324
       658  Mercantile Stores Co., Inc.....      35,368
                                             ----------
                                                636,930
                                             ----------

            MERCHANDISING - FOOD - 0.38%
     4,603  Albertsons, Inc................     154,201
     2,621  American Stores Co.............     119,256
       675  Fleming Companies, Inc.........      12,825
     1,070  Giant Food Inc. Class A........      35,243
       683  Great Atlantic & Pacific Tea
              Co., Inc.....................      18,868
     4,642 *Kroger Co......................     118,951
     1,196  Supervalu Inc..................      39,917
     3,257  SYSCO Corp.....................     113,588
     1,579  Winn-Dixie Stores, Inc.........      60,397
                                             ----------
                                                673,246
                                             ----------

            MERCHANDISING - MASS - 1.14%
     7,272 *CUC International Inc..........$    167,256
     3,648  J.C. Penney Co., Inc...........     187,872
     5,476  KMart Corp.....................      76,664
     7,196  Sears Roebuck and Co...........     353,504
    39,674  Wal-Mart Stores, Inc...........   1,180,302
     2,461 *Woolworth Corp.................      59,372
                                             ----------
                                              2,024,970
                                             ----------

            METALS - ALUMINUM - 0.26%
     4,043  Alcan Aluminium Ltd............     145,043
     3,190  Aluminum Co. of America........     234,864
     1,142  Reynolds Metals Co.............      77,513
                                             ----------
                                                457,420
                                             ----------

            METALS - COPPER - 0.11%
       765  ASARCO Inc.....................      23,811
     1,773  Newmont Mining Corp............      69,369
     1,159  Phelps Dodge Corp..............      96,921
                                             ----------
                                                190,101
                                             ----------

            METALS - MISCELLANEOUS - 0.15%
     1,666  Cyprus Amax Minerals Co........      40,609
     1,574  Engelhard Corp.................      34,038
     3,453  Freeport-Mcmoran Copper &
              Gold Inc. Class B............     100,569
     3,007  Inco Limited...................      99,231
                                             ----------
                                                274,447
                                             ----------

            METALS - STEEL - 0.15%
     3,179  Allegheny Teldyne Inc..........      81,859
     1,995  Bethlehem Steel Corp...........      19,950
     1,467  Nucor Corp.....................      86,553
     1,515  USX-US Steel Group, Inc........      48,859
     1,800  Worthington Industries, Inc....      33,300
                                             ----------
                                                270,521
                                             ----------

            MISCELLANEOUS - 0.31%
     7,821  American Express Co............     543,560
                                             ----------

            MOBILE HOMES - 0.01%
       635  Fleetwood Enterprises, Inc.....      17,145
                                             ----------

            NATURAL GAS - DIVERSIFIED - 0.22%
     1,781  Coastal Corp...................      89,273
       363  Eastern Enterprises............      12,524

===============================================================================
May 31, 1997   TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED    61
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            NATURAL GAS - DIVERSIFIED - Continued
     1,245  ENSEARCH Corp..................  $   26,612
     2,500  NorAm Energy Corp..............      38,125
     2,800  PanEnergy Corp.................     130,900
     1,541  Sonat Inc......................      88,608
                                             ----------
                                                386,042
                                             ----------

            OIL - INTEGRATED DOMESTIC - 1.29%
     1,664  Amerada Hess Corp..............      89,024
     8,944  Amoco Corp.....................     799,370
     1,162  Ashland Oil, Inc...............      55,631
     2,554  Atlantic Richfield Co..........     371,607
     2,232  Burlington Resources,  Inc.....     103,788
       867  Kerr-McGee Corp................      56,138
     6,007  Occidental Petroleum Corp......     139,663
     1,573 *Oryx Energy Co.................      36,376
       832  Pennzoil Co....................      46,072
     4,784  Phillips Petroleum Co..........     203,320
       900 *Santa Fe Energy Resources,
              Inc..........................      13,613
       804  Sun Co., Inc...................      24,020
     4,560  Unocal Corp....................     194,370
     5,111  USX-Marathon Group.............     152,052
                                             ----------
                                              2,285,044
                                             ----------

            OIL - INTEGRATED
            INTERNATIONAL - 3.56%
    11,359  Chevron Corp...................     795,130
    39,828  Exxon Corp.....................   2,359,809
     6,750  Mobil Corp.....................     944,156
     8,648  Royal Dutch Petroleum Co.
              - ADR........................   1,688,522
     4,837  Texaco Inc.....................     527,838
                                             ----------
                                              6,315,455
                                             ----------

            OIL - SERVICE - PRODUCTS - 0.27%
     4,001  Schlumberger Ltd...............     476,619
                                             ----------

            OIL - SERVICES - 0.28%
     2,660  Baker Hughes Inc...............      99,750
     3,177  Dresser Industries, Inc........     108,812
     2,007  Halliburton Co.................     155,292
       981  McDermott International, Inc...      27,223
     1,529 *Rowan Companies, Inc...........      35,358
       958 *Western Atlas Inc..............      65,024
                                             ----------
                                                491,459
                                             ----------

            OIL/GAS PRODUCERS - 0.08%
       445  Helmerich & Payne, Inc.........  $   24,976
       611  Louisiana Land & Exploration
              Co...........................      31,467
     3,211  Union Pacific Resources Group
              Inc..........................      92,718
                                             ----------
                                                149,161
                                             ----------

            PAPER/FOREST PRODUCTS - 0.89%
     1,963  Avery Dennison Corp............      73,858
       666  Boise Cascade Corp.............      25,308
     1,207  Champion International Corp....      59,596
     1,533  Georgia-Pacific Corp...........     135,287
     4,862  International Paper Co.........     233,376
     1,538  James River Corp. of Virginia..      54,022
    10,334  Kimberly-Clark Corp............     517,992
     2,043  Louisiana Pacific Corp.........      39,839
       634  Mead Corp......................      40,418
       515  Potlatch Corp..................      22,081
     1,872 *Stone Container Corp...........      25,740
     1,044  Union Camp Corp................      54,810
     1,221  Westvaco Corp..................      38,156
     3,644  Weyerhaeuser Co................     181,745
       989  Willamette Industries, Inc.....      73,681
                                             ----------
                                              1,575,909
                                             ----------

            PHOTOGRAPHY - 0.28%
     5,834  Eastman Kodak Co...............     483,493
       146  Polaroid Corp..................       7,446
                                             ----------
                                                490,939
                                             ----------

            POLLUTION CONTROL - 0.25%
     2,659  Browning-Ferris Industries Inc.      87,082
     5,700  Laidlaw Inc. Class B...........      76,950
       941  Safety-Kleen Corp..............      14,703
     8,331  Waste Management, Inc..........     264,509
                                             ----------
                                                443,244
                                             ----------

            PUBLISHING - NEWS - 0.37%
     1,727  Dow Jones & Co., Inc...........      67,137
     2,619  Gannett Co., Inc...............     242,258
     1,696  Knight-Ridder, Inc.............      73,140
     1,729  New York Times Co. Class A.....      79,642
     1,767  Times Mirror Co................      99,173
     2,201  Tribune Co.....................      95,193
                                             ----------
                                                656,543
                                             ----------

            PUBLISHING/PRINTING - 0.23%
     1,519  Deluxe Corp....................  $   49,368
     3,086  Dun & Bradstreet Corp..........      80,622
     1,271  Harcourt General, Inc..........      60,214
       526  John H. Harland Co.............      12,032
     1,878  McGraw-Hill, Inc...............     102,586
     1,796  Moore Corp. Ltd................      39,961
     1,696  RR Donnelley & Sons Co.........      62,964
                                             ----------
                                                407,747
                                             ----------

            RAILROAD - 0.55%
     2,833  Burlington Northern Santa Fe...     235,139
     3,976  CSX  Corp......................     210,728
     2,335  Norfolk Southern Corp..........     226,787
     4,346  Union Pacific Corp.............     294,442
                                             ----------
                                                967,096
                                             ----------

            RESTAURANTS - 0.37%
     2,957  Darden Restaurants, Inc........      24,765
    11,361  McDonald's Corp................     570,890
     2,400  Wendy's International, Inc.....      56,100
                                             ----------
                                                651,755
                                             ----------

            SAVINGS & LOAN - 0.14%
       625  Golden West Financial Corp.....      42,344
     2,561  Great Western Financial Corp...     124,209
     1,985  H.F. Ahmanson & Co.............      80,889
                                             ----------
                                                247,442
                                             ----------

            SECURITES RELATED - 0.46%
     5,518  Dean Witter, Discover & Co.....     227,618
     2,815  Merrill Lynch & Co., Inc.......     298,390
     2,724  Morgan Stanley Group Inc.......     183,870
     2,038  Salomon Inc....................     109,288
                                             ----------
                                                819,166
                                             ----------

            SEMICONDUCTORS - 2.21%
     2,557 *Advanced Micro Devices, Inc....     102,280
     3,133 *Applied Materials, Inc.........     204,428
    13,901  Intel Corp.....................   2,106,002
     2,210 *LSI Logic Corp.................      92,268
     3,844 *Micron Technology, Inc.........     163,370
    10,390  Motorola, Inc..................     689,636
     2,537 *National Semiconductor Corp....      71,353
     3,517  Rockwell International Corp....     226,847

===============================================================================
62    TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED   May 31, 1997
===============================================================================


   NUMBER                                       MARKET
  OF SHARES                                     VALUE
-------------------------------------------------------
            SEMICONDUCTORS - Continued
     2,914  Texas Instruments Inc.......... $   261,896
                                            -----------
                                              3,918,080
                                            -----------

            TELECOMMUNICATIONS - 1.16%
     7,049 *Airtouch Communications, Inc...     196,491
     3,484  ALLTEL Corp....................     114,537
     1,624 *Andrew Corp....................      44,254
     2,147 *DSC Communications Corp........      54,883
     2,978  Frontier Corp..................      54,721
    10,504  Lucent Technologies, Inc.......     668,317
     3,917  Northern Telecom Ltd...........     329,028
     1,381  Scientific-Atlanta, Inc........      25,031
     2,604 *Tellabs, Inc...................     130,851
    14,968 *WorldCom, Inc..................     443,427
                                            -----------
                                              2,061,540
                                            -----------

            TEXTILE - PRODUCTS - 0.01%
       683  Russell Corp...................      20,917
                                            -----------

            TOBACCO - 1.12%
     2,757  Fortune Brands, Inc............     135,093
    39,929  Philip Morris Cos Inc..........   1,756,876
     3,427  UST Inc........................      97,670
                                            -----------
                                              1,989,639
                                            -----------

            TRUCKERS - 0.01%
       700  Caliber System, Inc............      22,400
                                            -----------

            UTILITIES - COMMUNICATION - 3.17%
    29,854  AT & T Corp....................   1,100,866
     9,959  Ameritech Corp.................     652,315
     5,506  Bell Atlantic Corp.............     385,420
    16,527  BellSouth Corp.................     749,913
    17,487  GTE Corp.......................     771,614
    11,257  MCI Communications Corp........     431,987
     5,097  NYNEX Corp.....................     273,964
    14,857  SBC Communications, Inc........     869,135
     7,920  Sprint Corp....................     387,090
                                            -----------
                                              5,622,304
                                            -----------

            UTILITIES - ELECTRIC  - 1.47%
     3,449  American Electric Power, Inc...     140,547
     2,698  Baltimore Gas and Electric Co..      70,823
     2,806  Carolina Power & Light Co......      97,509
     3,792  Central & South West Corp......      80,580

            UTILITIES - ELECTRIC  - Continued
     2,918  Cinergy Corp................... $   102,130
     4,299  Consolidated Edison Co. of
             New York, Inc.................     125,208
     3,308  Dominion Resources, Inc........     114,540
     2,593  DTE Energy Co..................      69,039
     3,602  Duke Power Co..................     162,090
     7,917  Edison International...........     185,060
     4,227  Entergy Corp...................     111,487
     2,670  FPL Group, Inc.................     124,155
     2,154  GPU Inc........................      75,390
     4,315  Houston Industries, Inc........      89,536
     1,200 *Niagara Mohawk Power Corp......      10,500
     1,234  Northern States Power Co.......      60,466
     2,826  Ohio Edison Co.................      60,053
     4,835  P G & E Corp...................     111,809
     3,000  P P & L Resources Inc..........      60,375
     5,445  PacifiCorp.....................     108,219
     4,077  Peco Energy Co.................      77,463
     4,381  Public Service Enterprise
              Group........................     108,430
    12,108  Southern Co....................     257,295
     4,014  Texas Utilities Co.............     137,981
     1,925  Union Electric Co..............      70,502
                                            -----------
                                              2,611,187
                                            -----------

            UTILITIES - GAS, DISTRIBUTION - 0.02%
       890  NICOR Inc......................      30,594
                                            -----------

            UTILITIES - GAS, PIPELINE - 0.30%
       987  Columbia Gas System, Inc.......      63,538
     1,695  Consolidated Natural Gas Co....      90,047
     4,547  Enron Corp.....................     185,290
     1,520  Pacific Enterprises............      49,780
       625  Peoples Energy Corp............      22,188
     2,913  Williams Companies, Inc........     128,536
                                            -----------
                                                539,379
                                            -----------

            TOTAL COMMON STOCKS
            (Cost $82,495,326)............. 108,735,366
                                            -----------

     PAR
    VALUE
    -----
            CORPORATE BONDS - 18.33%

            AUTO - CARS - 1.12%
$2,000,000  Ford Motor Co.,
             7.25% due 10/01/08............   1,987,740
                                            -----------

            BANKS - OTHER - 2.98%
$1,000,000  BankAmerica Corp.,
             6.63% due 05/30/01............ $   991,160
 3,000,000  Malayan Banking Berhad,
             7.13% due 09/15/05............   2,952,600
 1,500,000  Santander Finance Issuance,
             6.38% due 02/15/11............   1,348,725
                                            -----------
                                              5,292,485
                                            -----------

            BANKS - REGIONAL - 1.14%
 2,000,000  NationsBank Corp.,
             7.75% due 08/15/15............   2,014,300
                                            -----------

            ENTERTAINMENT - 1.78%
 3,000,000  News America Holdings, Inc.,
             9.13% due 10/15/99............   3,159,120
                                            -----------

            FINANCE COMPANIES - 5.89%
 3,000,000  AT&T Capital Corp.,
             6.80% due 02/01/01............   2,989,830
 2,000,000  CIT Group Holdings, Inc.,
             6.63% due 06/28/99............   2,005,300
 1,000,000  Ford Motor Credit Co.,
             6.25% due 11/08/00............     983,810
 1,500,000  GE Capital Mortgage Services,
             6.46% due 02/25/01............   1,492,734
 3,000,000  International Lease Finance,
             Corp., 6.45% due 09/11/00.....   2,972,520
                                            -----------
                                             10,444,194
                                            -----------

            HOSPITAL MANAGEMENT - 0.88%
 1,650,000  Columbia/HCA Healthcare Corp.,
             7.19% due 11/15/15............   1,563,920
                                            -----------

            MERCHANDISING - MASS - 0.57%
 1,000,000  Sears Roebuck, and Co.,
             7.35% due 03/23/00............   1,015,550
                                            -----------

            OIL - INTEGRATED
            DOMESTIC - 1.12%
 2,000,000  Union Oil California,
             7.20% due 05/15/05............   1,990,500
                                            -----------

===============================================================================
May 31, 1997   TIMED OPPORTUNITY FUND - STATEMENT OF NET ASSETS CONTINUED    63
===============================================================================


    PAR                                        MARKET
   VALUE                                       VALUE
--------------------------------------------------------
            SECURITIES RELATED - 1.17%
            Bear Stearns Co. Inc:
$1,000,000    9.38% due 06/01/01........... $  1,084,150
 1,000,000    6.75% due 05/01/01...........      994,120
                                            ------------
                                               2,078,270
                                            ------------

            UTILITIES - COMMUNICATION - 1.07%
 2,000,000  Bellsouth Telecommunications,
             Inc., 7.00% due 10/01/25......    1,895,340
                                            ------------

            UTILITIES - GAS, PIPELINE - 0.61%
 1,000,000  Williams Companies, Inc.,
             8.88% due 09/15/12............    1,087,800
                                            ------------

            TOTAL CORPORATE BONDS
            (Cost $32,981,637).............   32,529,219
                                            ------------

            UNITED STATES GOVERNMENT -
            LONG TERM - 13.48%

            GOVERNMENT SPONSORED - 3.68%
            Federal Home Loan Mortgage
             Corp (Pools/REMICS):
   191,530    7.50% due 09/01/25...........      191,410
   490,081    7.50% due 09/01/25...........      489,772
   366,671    7.50% due 09/01/25...........      366,440
   492,061    7.50% due 09/01/25...........      491,751
            Federal National Mortgage
              Association:
 2,000,000    7.00% due 05/10/01...........    2,005,320
 3,000,000    6.90% due 10/09/01...........    2,986,860
                                            ------------
                                               6,531,553
                                            ------------

            UNITED STATES NOTES - 9.80%
            United States Treasury Notes:
 1,500,000    8.13% due 08/15/19...........    1,686,795
 1,000,000    8.00% due 08/15/99...........    1,035,310
 2,000,000    7.25% due 05/15/16...........    2,057,820
 1,000,000    6.75% due 05/31/99...........    1,010,000
 4,000,000    6.50% due 08/15/05...........    3,961,240
 2,200,000    6.38% due 04/30/99...........    2,207,216
 1,500,000    6.25% due 02/15/03...........    1,479,615
 2,000,000    5.75% due 12/31/98...........    1,990,620
 1,000,000    5.75% due 08/15/03...........      959,370
 1,000,000    5.50% due 04/15/00...........      978,120
                                            ------------
                                              17,366,106
                                            ------------

            TOTAL UNITED STATES
            GOVERNMENT - LONG TERM
            (Cost $23,964,578)............. $ 23,897,659
                                            ------------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 6.30%

            BANKS - REGIONAL - 1.52%
$2,701,000  BANC ONE CORP.,
             5.55% due 06/02/97............    2,700,582
                                            ------------

            FINANCE COMPANIES - 2.02%
            General Motors Acceptance Corp:
 2,204,000    5.63% due 06/05/97...........    2,202,618
 1,382,000    5.62% due 06/09/97...........    1,380,273
                                            ------------
                                               3,582,891
                                            ------------

            SECURITIES RELATED - 2.76%
            Merrill Lynch & Co., Inc:
 1,691,000    5.58% due 06/04/97...........    1,690,212
 2,255,000    5.52% due 06/06/97...........    2,253,269
   952,000    5.50% due 06/03/97 ..........      951,710
                                            ------------
                                               4,895,191
                                            ------------

            TOTAL CORPORATE SHORT TERM
            COMMERCIAL PAPER
            (Cost $11,178,664).............   11,178,664
                                            ------------

            UNITED STATES GOVERNMENT -
            SHORT TERM -  0.11%

            U.S. TREASURY BILLS - 0.11%
   200,000  United States Treasury  Bills,
             4.99% due 08/21/97
             (Cost $197,751)...............      197,751
                                            ------------

            TOTAL INVESTMENTS
            (Cost $ 150,817,956) - 99.54%..  176,538,659
            Other assets less liabilities,
             net - 0.46%...................      808,024
                                            ------------

            NET ASSETS (equivalent
             to $ 12.57 per share on
             14,106,892 shares
             outstanding) - 100%........... $177,346,683
                                            ============

           *Non-income producing

                                              UNREALIZED
  CONTRACTS                                  APPRECIATION
---------------------------------------------------------
FUTURES CONTRACTS PURCHASED(1)
            (Delivery month/Value at 5/31/97)
    3(2)    S&P 500 Index Futures
             (June/$850.60)................  $  102,600
                                             ----------

            (1)U.S.Treasury Bills with a market value of approximately $200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
            (2)Per 500

===============================================================================
NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  14,106,892 shares outstanding ............................        $    141,069
Additional paid in capital .................................         141,362,223
Undistributed net realized gain on securities ..............           9,979,602
Undistributed net investment income ........................              40,486
Unrealized appreciation of:
  Investments............................  $25,720,703
  Futures ...............................      102,600                25,823,303
                                           -----------              ------------

NET ASSETS APPLICABLETOSHARES
  OUTSTANDING...............................................        $177,346,683
                                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
64                    TIMED OPPORTUNITY - FINANCIAL STATEMENTS
===============================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Dividends .................................................          $ 2,197,882
Interest ..................................................            4,673,462
                                                                     -----------
  Total investment income .................................            6,871,344
                                                                     -----------

EXPENSES:
Advisory fees .............................................              900,822
Custodian and accounting services .........................               71,329
Reports to shareholders ...................................               23,470
Audit fees and tax services ...............................                5,439
Directors' fees and expenses ..............................                4,572
Miscellaneous .............................................               19,103
                                                                     -----------
  Total expenses ..........................................            1,024,735
NET INVESTMENT INCOME .....................................            5,846,609
                                                                     -----------

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
  Investments............................... $10,326,981
  Futures contracts.........................     201,568              10,528,549
                                             -----------
Net unrealized appreciation during the year:
  Investments...............................   9,739,302
  Futures contracts.........................     101,100               9,840,402
                                             -----------             -----------
   Net realized and unrealized gain during the year........           20,368,951
                                                                     -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........          $26,215,560
                                                                     ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                             1997             1996
                                                                         -------------    -------------
OPERATIONS:
Net investment income ................................................   $   5,846,609    $   6,782,286
Net realized gain on securities ......................................      10,528,549       20,179,137
Net unrealized appreciation of securities during the year ............       9,840,402        3,925,617
                                                                         -------------    -------------
  Increase in net assets resulting from operations ...................      26,215,560       30,887,040
                                                                         -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ................................................      (5,861,358)      (6,883,971)
Net realized gain on securities ......................................     (19,664,171)      (3,314,027)
                                                                         -------------    -------------
  Decrease in net assets resulting from distributions
   to shareholders ...................................................     (25,525,529)     (10,197,998)
                                                                         -------------    -------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .....................................       3,274,322        4,919,015
Proceeds from capital stock issued for distributions reinvested ......      25,525,529       10,197,998
                                                                         -------------    -------------
                                                                            28,799,851       15,117,013
Cost of capital stock repurchased ....................................     (42,167,070)     (29,175,524)
                                                                         -------------    -------------
  Decrease in net assets resulting from capital stock transactions ...     (13,367,219)     (14,058,511)
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................     (12,677,188)       6,630,531

NET ASSETS:
Beginning of year ....................................................     190,023,871      183,393,340
                                                                         -------------    -------------
End of year (including undistributed net investment income
  of $40,486 and $55,235) ............................................   $ 177,346,683    $ 190,023,871
                                                                         =============    =============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold .........................................         264,558          406,767
Shares issued for distributions reinvested ...........................       2,146,236          849,188
Shares of capital stock repurchased ..................................      (3,446,167)      (2,433,033)
                                                                         -------------    -------------
  Decrease in shares outstanding .....................................      (1,035,373)      (1,177,078)
Shares outstanding:
  Beginning of year ..................................................      15,142,265       16,319,343
                                                                         -------------    -------------
  End of year ........................................................      14,106,892       15,142,265
                                                                         =============    =============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
May 31, 1997     CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS         65
===============================================================================


    PAR                                        MARKET
   VALUE                                       VALUE
-------------------------------------------------------
            CORPORATE BONDS - 83.99%

            AIRLINES - 5.89%
$1,500,000  Delta Air Lines, Inc.,
             9.75% due 5/15/21.............  $1,766,760
 2,000,000  Southwest Airlines Co.,
             8.75% due 10/15/03............   2,163,420
                                             ----------
                                              3,930,180
                                             ----------

            BANKS - OTHER - 7.22%
 1,500,000  Bank of Boston Corp.,
             8.25% due 12/15/26............   1,495,635
 1,000,000  BankAmerica Corp.,
             7.20% due 4/15/06.............     994,520
 1,500,000  Santander Finance Issuances,
             7.25% due 11/1/15.............   1,416,510
 1,000,000  Toronto Dominion Bank Ont,
             6.125% due 11/1/08............     910,090
                                             ----------
                                              4,816,755
                                             ----------

            BANKS - REGIONAL - 3.73%
 1,500,000  Barnett Capital Inc.,
             8.06% due 12/1/26.............   1,470,900
 1,000,000  SouthTrust Corp.,
             7.625% due 5/1/04.............   1,021,710
                                             ----------
                                              2,492,610
                                             ----------

            BROADCASTING - 2.95%
 2,000,000  Viacom Inc,
             7.75% due 6/1/05..............   1,967,560
                                             ----------

            BUILDING MATERIALS - 2.93%
 2,000,000  CSR America Inc.,
             6.875% due 7/21/05............   1,956,580
                                             ----------

            ENTERTAINMENT - 3.00%
 2,000,000  News America Holdings Inc.,
             8.25% due 8/10/18.............   2,001,360
                                             ----------

            FINANCE COMPANIES - 13.09%
 2,000,000  Capital One Bank,
             8.125% due 3/1/00.............   2,062,040
 1,000,000  CIT Group Holdings, Inc.,
             8.375% due 11/1/01............   1,054,590
 2,000,000  Finova Capital Corp.,
             9.125% due 2/27/02............   2,169,900

            FINANCE COMPANIES - Continued
$  500,000  Ford Motor Credit Co.,
             6.375% due 11/5/08............  $  462,770
 3,000,000  GE Capital Mortgage Services
             Inc., 6.46% due 2/25/01.......   2,985,703
                                             ----------
                                              8,735,003
                                             ----------

            HOSPITAL MANAGEMENT - 2.18%
 1,500,000  Columbia/HCA Healthcare
             Corp., 7.50% due 12/15/23.....   1,457,670
                                             ----------

            MERCHANDISE - DRUG - 0.71%
   500,000  IMCERA Group Inc.,
             6.00% due 10/15/03............     473,445
                                             ----------

            MERCHANDISING - DEPARTMENT - 3.31%
 2,000,000  Associated Dry Goods Corp.,
             8.85% due 3/1/06..............   2,209,200
                                             ----------

            MERCHANDISING - MASS - 4.63%
 1,000,000  Sears Roebuck and Co.,
             6.25% due 1/15/04.............     956,600
 2,000,000  Wal-Mart Stores, Inc.,
             9.10% due 7/15/00.............   2,136,040
                                             ----------
                                              3,092,640
                                             ----------

            METALS - STEEL - 3.04%
 2,000,000  Pohang Iron & Steel Limited,
             7.50% due 8/1/02..............   2,027,520
                                             ----------

            MISCELLANEOUS - 2.14%
 1,500,000  Hertz Corp.,
             6.00% due 1/15/03.............   1,425,645
                                             ----------

            PAPER/FOREST PRODUCTS - 3.45%
 2,000,000  Georgia-Pacific Corp.,
             9.50% due 12/1/11.............   2,304,760
                                             ----------

            SECURITIES RELATED - 5.15%
            Lehman Brothers Holdings Inc.:
 1,500,000   7.125% due 9/15/03............   1,487,385
 2,000,000   6.125% due 2/1/01.............   1,951,540
                                             ----------
                                              3,438,925
                                             ----------

            TELECOMMUNICATIONS - 3.02%
 2,000,000  Airtouch Communications,
             Inc., 7.50% due 7/15/06.......   2,013,020
                                             ----------

            UTILITIES - COMMUNICATION - 5.56%
$2,500,000  Century Telephone Enterprises,
             Inc., 7.20% due 12/1/25.......  $2,349,775
 1,500,000  GTE South, Inc.,
             6.00% due 2/15/08.............   1,362,045
                                             ----------
                                              3,711,820
                                             ----------

            UTILITIES - ELECTRIC - 6.07%
 1,000,000  Georgia Power Co.,
             6.125% due 9/1/99.............     991,090
 1,000,000  PSI Energy Inc.,
             5.35% due 9/23/98.............     987,610
 2,000,000  Tenaga Nasional Berhad,
             7.875% due 6/15/04............   2,075,800
                                             ----------
                                              4,054,500
                                             ----------

            UTILITIES - GAS, PIPELINE - 5.92%
 2,000,000  Columbia Gas System, Inc.,
             7.62% due 11/28/25............   1,904,700
 2,000,000  Enron Corp.,
             7.625% due 9/10/04............   2,050,060
                                             ----------
                                              3,954,760
                                             ----------

            TOTAL CORPORATE BONDS
            (Cost $57,231,956).............  56,063,953
                                             ----------

            UNITED STATES GOVERNMENT -
            LONG TERM - 13.26%

            FEDERAL AGENCIES - 2.45%
            Government National Mortgage
             Association:
   111,449  Pool #233862,
             9.50% due 5/15/18.............     120,182
     5,753  Pool #248341,
             9.50% due 6/15/18.............       6,204
     2,663  Pool #252064,
             9.50% due 6/15/18.............       2,872
   170,316  Pool #247397,
             9.50% due 7/15/18.............     183,662
    38,439  Pool #256190,
             9.50% due 8/15/18.............      41,451
    14,197  Pool #253172,
             9.50% due 10/15/18............      15,309
   274,065  Pool #185210,
             8.00% due 1/15/22.............     280,741

===============================================================================
66  CAPITAL CONSERVATION FUND - STATEMENT OF NET ASSETS CONTINUED  May 31, 1997
===============================================================================


    PAR                                        MARKET
   VALUE                                       VALUE
-------------------------------------------------------
            FEDERAL AGENCIES - Continued
$  968,491  Pool #421496,
             8.00% due 9/15/26............. $   985,439
                                            -----------
                                              1,635,860
                                            -----------

            GOVERNMENT SPONSORED - 10.05%
1,000,000   Federal Home Loan Mortgage Corp.
            (Pools/REMICS),
             5.75% due 12/15/16............     979,060
 2,000,000  Federal National Mortgage
             Association, 7.23%
             due 3/30/06...................   1,964,680
            Federal National Mortgage
            Association (Pools/REMICS):
   983,183   7.50% due 7/1/26..............     980,725
   945,033   7.00% due 5/1/11..............     940,402
   909,397   7.00% due 5/1/11..............     904,941
   941,209   7.00% due 6/1/11..............     936,597
                                            -----------
                                              6,706,405
                                            -----------

            UNITED STATES NOTES - 0.76%
   500,000  United States Treasury Notes,
             6.875% due 5/15/06............     506,640
                                            -----------

            TOTAL UNITED STATES
            GOVERNMENT - LONG TERM
            (Cost $8,793,748)..............   8,848,905
                                            -----------

            FOREIGN GOVERNMENT
            BOND - 0.76%

            CANADA - 0.76%
   500,000  New Brunswick Province,
             7.125% due 10/1/02
             (Cost $495,392)...............     505,635
                                            -----------

            TOTAL INVESTMENTS
            (Cost $66,521,096) - 98.01%....  65,418,493
            Other assets and liabilities,
             net - 1.99% ..................   1,328,963
                                            -----------

            NET ASSETS (equivalent
             to $9.31 per share on
             7,168,057 shares
             outstanding) - 100% .......... $66,747,456
                                            ===========

                                               MARKET
                                               VALUE
                                           ------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  7,168,057 shares outstanding............ $     71,681
Additional paid in capital................   68,530,834
Accumulated net realized loss on
  securities..............................     (776,445)
Undistributed net investment income.......       23,989
Unrealized depreciation of securities.....   (1,102,603)
                                           ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING............................. $ 66,747,456
                                           ============


SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                CAPITAL CONSERVATION FUND - FINANCIAL STATEMENTS             67
===============================================================================


STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Interest ...................................................        $4,962,895
                                                                    ----------
EXPENSES:
Advisory fees ..............................................           347,154
Custodian and accounting services ..........................            27,014
Reports to shareholders ....................................             8,609
Audit fees and tax services ................................             2,108
Directors' fees and expenses ...............................             1,787
Miscellaneous ..............................................             5,966
                                                                    ----------
  Total expenses ...........................................           392,638
NET INVESTMENT INCOME ......................................         4,570,257
                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized loss on:
  Investments......................................$(28,682)
  Futures contracts................................ (99,075)          (127,757)
                                                   --------
Net unrealized appreciation during the year:
  Investments...................................... 724,354
  Futures contracts................................  36,094            760,448
                                                   --------         ----------
   Net realized and unrealized gain on securities
    during the year.........................................           632,691
                                                                    ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............        $5,202,948
                                                                    ==========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                     1997              1996
                                                                 ------------      ------------
OPERATIONS:
Net investment income ......................................     $  4,570,257      $  4,543,523
Net realized gain (loss) on securities .....................         (127,757)        2,248,102
Net unrealized appreciation (depreciation) of securities
  during the year ..........................................          760,448        (4,541,924)
                                                                 ------------      ------------
   Increase in net assets resulting from operations ........        5,202,948         2,249,701
                                                                 ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................................       (4,560,074)       (4,530,909)
                                                                 ------------      ------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ...........................        5,054,950        14,391,888
Proceeds from capital stock issued for distributions
 reinvested ................................................        4,560,074         4,530,909
                                                                 ------------      ------------
                                                                    9,615,024        18,922,797
Cost of capital stock repurchased ..........................      (13,722,282)      (12,460,655)
                                                                 ------------      ------------
  Increase (decrease) in net assets resulting from
   capital stock transactions ..............................       (4,107,258)        6,462,142
                                                                 ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ....................       (3,464,384)        4,180,934

NET ASSETS:
Beginning of year ..........................................       70,211,840        66,030,906
                                                                 ------------      ------------
End of year (including undistributed net investment
  income of $23,989 and $13,806) ...........................     $ 66,747,456      $ 70,211,840
                                                                 ============      ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ...............................          540,826         1,491,047
Shares issued for distributions reinvested .................          488,804           474,239
Shares of capital stock repurchased ........................       (1,466,062)       (1,296,137)
                                                                 ------------      ------------
  Increase (decrease) in shares outstanding ................         (436,432)          669,149
Shares outstanding:
  Beginning of year ........................................        7,604,489         6,935,340
                                                                 ------------      ------------
  End of year ..............................................        7,168,057         7,604,489
                                                                 ============      ============

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
68        GOVERNMENT SECURITIES FUND - STATEMENT OF NET ASSETS     May 31, 1997
===============================================================================

PAR                                               MARKET
VALUE                                              VALUE
--------------------------------------------------------
            UNITED STATES GOVERNMENT -
            LONG TERM - 97.33%

            FEDERAL AGENCIES - 5.46%
$  274,065  Government National Mortgage
            Association Pool #185210,
             8.00% due 1/15/22.............$    280,741
            Tennessee Valley Authority:
 2,500,000   6.75% due 11/1/25.............   2,354,300
 2,000,000   6.375% due 6/15/05............   1,941,240
                                            -----------
                                              4,576,281
                                            -----------

            GOVERNMENT SPONSORED - 61.94%
            Federal Farm Credit Banks:
 1,150,000   7.10% due 11/2/02.............   1,170,481
 1,500,000   6.92% due 5/13/02.............   1,513,830
            Federal Home Loan Banks:
 1,155,000   7.26% due 9/6/01..............   1,179,902
 2,000,000   6.60% due 4/13/99.............   2,009,380
 3,000,000   5.695% due 12/19/00...........   2,917,980
            Federal Home Loan Mortgage Corp.:
 3,000,000   7.125% due 7/21/99............   3,045,930
 1,500,000   7.09% due 6/1/05..............   1,481,010
 1,500,000   6.90% due 3/26/03.............   1,482,885
 3,500,000   6.705% due 11/9/05............   3,389,540
 1,500,000   6.37% due 1/23/06.............   1,426,170
            Federal Home Loan Mortgage Corp.
             (Pools/REMICS):
 1,268,482   8.50% due 3/1/25..............   1,315,048
 1,016,815   8.00% due 2/1/25..............   1,038,107
   123,007   7.50% due 9/1/25..............     122,929
   442,173   7.50% due 9/1/25..............     441,894
   200,613   7.50% due 9/1/25..............     200,486
 2,000,000   7.00% due 9/15/23.............   1,980,000
   175,000   5.50% due 2/25/19.............     166,359
            Federal National Mortgage
            Association:
 1,000,000   9.05% due 4/10/00.............   1,065,940
 2,000,000   7.27% due 8/24/05.............   1,990,000
 3,500,000   7.17% due 6/12/01.............   3,507,105
 2,300,000   6.90% due 10/9/01.............   2,289,926
 2,000,000   6.85% due 9/12/05.............   1,951,880
 1,000,000   6.78% due 7/28/00.............     996,250
 3,000,000   6.45% due 6/10/03.............   2,907,180
 2,000,000   6.41% due 3/8/06..............   1,929,380

            GOVERNMENT SPONSORED - Continued
            Federal National Mortgage
            Association:
$2,500,000   6.40% due 12/10/01............$  2,454,300
 5,000,000   6.00% due 3/26/99.............   4,978,900
            Student Loan Marketing Association:
 1,000,000   7.50% due 3/8/00..............   1,025,310
 2,000,000   5.88% due 2/6/01..............   1,945,320
                                            -----------
                                             51,923,422
                                            -----------

            UNITED STATES BONDS,
            NOTES & STRIPS - 29.93%
            United States Treasury Bonds:
 1,800,000   9.00% due 11/15/18............   2,196,288
 4,000,000   8.75% due 8/15/20.............   4,793,120
 3,500,000   8.50% due 2/15/20.............   4,087,895
            United States Treasury Notes:
 1,000,000   8.25% due 7/15/98.............   1,024,690
 2,500,000   6.75% due 4/30/00.............   2,525,400
 1,000,000   6.375% due 1/15/00............   1,002,030
 6,000,000   5.875% due 11/15/99...........   5,942,820
 3,000,000   5.75% due 8/15/03.............   2,878,110
 1,500,000  United States Treasury Strips,
             0.00% due 11/15/09............     634,560
                                            -----------
                                             25,084,913
                                            -----------

            TOTAL UNITED STATES
            GOVERNMENT - LONG TERM
            (Cost $81,839,788).............  81,584,616
                                            -----------

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 1.02%

            SECURITIES RELATED - 1.02%
   858,000  Merrill Lynch & Co., Inc.,
             5.65% due 6/2/97
             (Cost $857,865)...............     857,865
                                            -----------

            TOTAL INVESTMENTS
            (Cost $82,697,653) - 98.35%....  82,442,481
            Other assets and liabilities,
             net - 1.65% ..................   1,384,121
                                            -----------

            NET ASSETS (equivalent
             to $9.67 per share on
             8,672,214 shares
             outstanding) - 100% .......... $83,826,602
                                            ===========

                                                 MARKET
                                                  VALUE
-------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  8,672,214 shares outstanding............ $     86,722
Additional paid in capital................   86,056,002
Accumulated net realized loss on securities  (2,092,608)
Undistributed net investment income.......       31,658
Unrealized depreciation of securities.....     (255,172)
                                            -----------
NET ASSETS APPLICABLE TO
  SHARES OUTSTANDING......................  $83,826,602
                                            ===========





SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
               GOVERNMENT SECURITIES FUND - FINANCIAL STATEMENTS             69
===============================================================================



STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997


INVESTMENT INCOME:
Interest.............................................................  $ 5,558,419
                                                                       -----------

EXPENSES:
Advisory fees........................................................      417,356
Custodian and accounting services....................................       29,457
Reports to shareholders..............................................       11,112
Audit fees and tax services..........................................        2,917
Directors' fees and expenses.........................................        2,072
Miscellaneous........................................................        6,748
                                                                       -----------
  Total expenses.....................................................      469,662
NET INVESTMENT INCOME................................................    5,088,757
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
  Investments.......................................... $    92,038
  Futures contracts....................................     (87,906)         4,132
                                                        -----------
Net unrealized appreciation during the year:
  Investments..........................................     461,189
  Futures contracts....................................      18,218        479,407
                                                        -----------    -----------
  Net realized and unrealized gain on securities during the year.....      483,539
                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $ 5,572,296
                                                                       ===========



STATEMENT OF CHANGES IN NET ASSETS

For the fiscal year ended May 31:

                                                                      1997              1996
                                                                  ------------      ------------
OPERATIONS:
Net investment income .......................................     $  5,088,757      $  4,226,813
Net realized gain on securities .............................            4,132           788,071
Net unrealized appreciation (depreciation) of securities
  during the year ...........................................          479,407        (3,244,466)
                                                                  ------------      ------------
   Increase in net assets resulting from operations .........        5,572,296         1,770,418
                                                                  ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .......................................       (5,073,340)       (4,221,098)
                                                                  ------------      ------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ............................       11,299,725        29,935,878
Proceeds from capital stock issued for distributions
   reinvested ...............................................        5,073,340         4,221,098
                                                                  ------------      ------------
                                                                    16,373,065        34,156,976
Cost of capital stock repurchased ...........................      (11,468,468)       (7,457,426)
                                                                  ------------      ------------
  Increase in net assets resulting from capital stock
   transactions .............................................        4,904,597        26,699,550
                                                                  ------------      ------------
TOTAL INCREASE IN NET ASSETS ................................        5,403,553        24,248,870

NET ASSETS:
Beginning of year ...........................................       78,423,049        54,174,179
                                                                  ------------      ------------
End of year (including undistributed net investment
  income of $31,658 and $16,241) ............................     $ 83,826,602      $ 78,423,049
                                                                  ============      ============

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ................................        1,165,828         3,005,467
Shares issued for distributions reinvested ..................          523,483           426,047
Shares of capital stock repurchased .........................       (1,180,771)         (745,798)
                                                                  ------------      ------------
  Increase in shares outstanding ............................          508,540         2,685,716
Shares outstanding:
  Beginning of year .........................................        8,163,674         5,477,958
                                                                  ------------      ------------
  End of year ...............................................        8,672,214         8,163,674
                                                                  ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
70  INTERNATIONAL GOVERNMENT BOND FUND - STATEMENT OF NET ASSETS   May 31, 1997
================================================================================

   PAR                                         MARKET
  VALUE                                         VALUE
-------------------------------------------------------
             GOVERNMENT BONDS - 86.35%

             AUSTRALIA - 2.62%
             Commonwealth:
A$ 1,000,000  12.00% due 7/15/99........... $   854,216
A$   400,000  10.00% due 10/15/07..........     356,950
A$   500,000  9.75% due 3/15/02............     424,614
A$   500,000  9.00% due 9/15/04............     417,777
A$   500,000  8.75% due 1/15/01............     408,778
A$   750,000  7.50% due 7/15/05............     576,356
A$   500,000  7.50% due 9/15/09............     379,641
A$   500,000  7.00% due 4/15/00............     389,066
A$   300,000 South Australia Finance
              Authority, 12.50%
              due 5/8/01...................     270,632
A$   400,000 South Australian Government,
              7.75% due 4/15/98............     309,810
A$   200,000 State Bank of New South Wales,
              7.00% due 6/30/99............     154,524
A$   150,000 State Bank of South Australia,
              7.25% due 6/15/00............     115,965
                                            -----------
                                              4,658,329
                                            -----------

             AUSTRIA - 2.46%
             Republic of Austria:
As 2,500,000  8.50% due 2/21/01............     236,355
DM 1,000,000  7.25% due 5/3/07.............     638,055
As 2,000,000  7.125% due 7/12/04...........     181,818
As 1,500,000  7.00% due 2/14/00............     134,109
As 2,200,000  7.00% due 1/20/03............     199,265
As 2,000,000  7.00% due 5/16/05............     180,232
As 2,000,000  6.875% due 4/19/02...........     180,829
As 2,000,000  6.50% due 11/17/05...........     174,719
As 6,000,000  6.25% due 5/31/06............     514,406
As 1,000,000  5.75% due 3/22/99............      86,239
As 1,500,000  5.375% due 11/23/98..........     128,283
Y.     100MM  4.75% due 12/20/04...........     978,961
Y.      50MM  4.50% due 9/28/05............     488,407
As 3,000,000  4.375% due 2/28/02...........     245,918
                                            -----------
                                              4,367,596
                                            -----------

             BELGIUM - 3.61%
             Kingdom of Belgium:
Bf10,000,000  10.00% due 8/2/00............     330,575
Bf25,000,000  8.75% due 6/25/02............     826,296
Bf10,000,000  8.00% due 12/24/12...........     324,398
Bf10,000,000  8.00% due 3/28/15............     324,483
Bf10,000,000  7.75% due 12/22/00...........     313,403
Bf25,000,000  7.75% due 10/15/04...........     798,952
Bf20,000,000  7.50% due 7/29/08............     627,203
Bf22,000,000  7.00% due 4/29/99............     660,125
Bf15,000,000  7.00% due 5/15/06............     457,183
Bf20,000,000  6.50% due 3/31/05............     594,559
Bf20,000,000  6.25% due 3/28/07............     576,141
Bf20,000,000  5.00% due 3/28/01............     575,234
                                            -----------
                                              6,408,552
                                            -----------

             CANADA - 4.85%
C$   800,000 British Columbia Province,
              9.85% due 5/1/98.............     609,562
              Government of Canada:
C$   550,000  9.50% due 6/1/10.............     490,967
C$   500,000  9.00% due 12/1/04............     420,171
C$   500,000  9.00% due 6/1/25.............     447,543
C$ 1,000,000  8.75% due 12/1/05............     834,254
C$   500,000  8.50% due 3/1/00.............     392,907
C$ 1,000,000  8.50% due 4/1/02.............     803,771
C$ 1,000,000  8.00% due 6/1/23.............     806,977
C$ 1,000,000  7.75% due 9/1/99.............     767,598
C$   500,000  7.50% due 9/1/00.............     384,932
C$ 1,000,000  7.50% due 3/1/01.............     770,891
C$ 1,000,000  7.25% due 6/1/03.............     766,143
C$ 1,000,000  7.00% due 12/1/06............     750,524
C$   500,000  6.50% due 6/1/04.............     367,503
                                            -----------
                                              8,613,743
                                            -----------

             DENMARK - 3.21%
             Kingdom of Denmark:
DK 2,500,000  9.00% due 11/15/98...........     409,837
DK 2,500,000  9.00% due 11/15/00...........     434,379
DK 5,000,000  8.00% due 11/15/01...........     853,932
DK 2,500,000  8.00% due 5/15/03............     427,811
DK 3,000,000  8.00% due 3/15/06............     509,041
DK 3,000,000  7.00% due 12/15/04...........     485,167
DK 1,250,000  7.00% due 11/10/24...........     183,526
L.   250,000  6.75% due 8/24/98............     407,686
DK 2,000,000  6.00% due 12/10/99...........     318,007
DK 5,000,000  6.00% due 11/15/02...........     788,871
Ff 5,000,000  5.50% due 10/26/99...........     893,460
                                            -----------
                                              5,711,717
                                            -----------


             FINLAND - 1.96%
             Republic of Finland:
FIM 1,000,000  11.00% due 1/15/99........... $   215,487
FIM 2,000,000  10.00% due 9/15/01...........     462,739
FIM 1,000,000  9.50% due 3/15/04............     233,008
L.    250,000  8.00% due 4/7/03.............     417,911
FIM 1,000,000  7.25% due 4/18/06............     206,510
Ff  5,000,000  7.00% due 6/15/04............     936,212
Y.      100MM  6.00% due 1/29/02............   1,006,870
                                             -----------
                                               3,478,737
                                             -----------

             FRANCE - 4.56%
             Government of France:
Ff 4,600,000  9.50% due 1/25/01............     929,225
Ff 3,500,000  8.50% due 11/25/02...........     706,776
Ff 1,500,000  8.50% due 12/26/12...........     318,022
Ff 8,000,000  7.75% due 4/12/00............   1,516,988
Ff 3,000,000  7.25% due 4/25/06............     575,157
Ff 7,000,000  6.75% due 10/25/03...........   1,307,606
Ff 2,000,000  6.50% due 10/25/06...........     366,477
Ff 8,500,000  6.00% due 10/25/25...........   1,341,695
Ff 2,000,000  5.50% due 4/25/04............     348,422
Ff 2,000,000  5.50% due 4/25/07............     338,413
Ff 2,000,000  4.50% due 10/12/98...........     349,773
                                            -----------
                                              8,098,554
                                            -----------

             GERMANY - 11.83%
             Federal Republic of Germany:
DM 1,000,000  7.75% due 10/1/02............     657,480
DM 2,000,000  7.50% due 9/9/04.............   1,301,972
DM 3,100,000  7.125% due 12/20/02..........   1,987,584
DM 2,000,000  7.00% due 1/13/00............   1,257,036
DM 3,000,000  6.875% due 2/24/99...........   1,849,219
DM 1,000,000  6.75% due 7/15/04............     627,114
DM 3,000,000  6.50% due 3/15/00............   1,866,596
DM 3,000,000  6.50% due 7/15/03............   1,864,490
DM 2,000,000  6.50% due 10/14/05...........   1,224,153
DM 1,000,000  6.25% due 4/26/06............     601,135
DM 2,000,000  6.25% due 1/4/24.............   1,100,111
DM 2,500,000  6.00% due 2/20/98............   1,490,551
DM 1,000,000  6.00% due 11/12/03...........     606,495
DM 1,000,000  6.00% due 1/4/07.............     588,380
DM 4,000,000  6.00% due 6/20/16............   2,207,478
DM 2,000,000  5.00% due 1/14/99............   1,196,419

================================================================================
May 31, 1997         INTERNATIONAL GOVERNMENT BOND FUND -                    71
                       STATEMENT OF NET ASSETS CONTINUED
================================================================================



   PAR                                         MARKET
  VALUE                                         VALUE
-------------------------------------------------------

             GERMANY - Continued
DM 1,000,000  5.00% due 5/21/01............ $   596,688
                                            -----------
                                             21,022,901
                                            -----------

             IRELAND - 0.57%
             Republic of Ireland:
IL.   100,000  8.25% due 8/18/15...........     169,507
IL.   100,000  8.00% due 8/18/06...........     163,776
IL.   150,000  6.50% due 10/18/01..........     230,282
IL.   150,000  6.25% due 4/1/99............     227,228
IL.   150,000  6.25% due 10/18/04..........     224,175
                                            -----------
                                              1,014,968
                                            -----------

             ITALY - 7.27%
             Republic of Italy:
Lit  1,500MM  12.00% due 9/18/98...........     937,118
Lit  1,000MM  12.00% due 6/1/01............     690,490
Lit  1,500MM  12.00% due 1/1/02............   1,053,439
Lit  2,000MM  10.50% due 4/1/00............   1,286,553
Lit  1,000MM  10.50% due 7/15/00...........     649,178
Lit    500MM  10.50% due 4/1/05............     345,864
Lit    500MM  10.50% due 9/1/05............     348,225
Lit  3,400MM  10.00% due 8/1/03............   2,276,031
Lit    500MM  9.50% due 1/1/05.............     329,015
Lit    500MM  9.50% due 2/1/06.............     333,147
Lit  2,000MM  9.00% due 11/1/23............   1,299,537
Lit  2,000MM  8.50% due 1/1/99.............   1,210,894
Lit  1,000MM  8.50% due 4/1/99.............     607,454
Lit    500MM  8.50% due 8/1/99.............     304,170
Lit  1,000MM  8.50% due 4/1/04.............     627,519
Lit  1,000MM  8.50% due 8/1/04.............     627,643
                                            -----------
                                             12,926,277
                                            -----------

            JAPAN - 20.59%
            Government of Japan:
Y.    250MM  6.60% due 6/20/01............    2,551,739
Y.    320MM  6.40% due 3/20/00............    3,127,454
Y.    105MM  6.00% due 12/20/01...........    1,062,263
Y.    365MM  5.50% due 3/20/02............    3,640,597
Y.    120MM  5.00% due 12/20/02...........    1,184,749
Y.    100MM  5.00% due 9/21/09............    1,037,355
Y.    100MM  5.00% due 3/20/15............    1,053,156
Y.    250MM  4.90% due 9/20/99............    2,325,032
Y.    130MM  4.80% due 6/21/99............    1,198,858
Y.    170MM  4.60% due 6/22/98............    1,518,102

             JAPAN - Continued
Y.    127MM  4.50% due 6/20/03............  $ 1,229,866
Y.     75MM  4.50% due 12/20/04...........      733,383
Y.    150MM  4.40% due 9/22/03............    1,447,574
Y.    200MM  4.20% due 9/21/15............    1,920,137
Y.    150MM  4.10% due 6/21/04............    1,427,995
Y.    100MM  3.90% due 6/21/04............      941,005
Y.    100MM  3.80% due 9/20/16............      911,464
Y.    250MM  3.50% due 3/21/16............    2,191,498
Y.    100MM  3.30% due 6/20/06............      902,447
Y.    200MM  3.20% due 3/20/06............    1,791,842
Y.    250MM  3.00% due 9/20/05............    2,213,826
Y.    150MM  2.90% due 12/20/05...........    1,315,543
Y.    100MM  2.70% due 3/20/07............      856,677
                                            -----------
                                             36,582,562
                                            -----------

             NETHERLANDS - 4.39%
             Government of the Netherlands:
NG 1,050,000  9.00% due 10/16/00...........     623,719
NG 1,000,000  8.75% due 9/15/01............     600,780
NG   500,000  8.50% due 3/15/01............     295,059
NG   500,000  8.25% due 2/15/02............     296,749
NG   500,000  8.25% due 6/15/02............     298,179
NG   500,000  8.25% due 2/15/07............     306,372
NG 1,500,000  7.75% due 3/1/05.............     885,176
NG   500,000  7.50% due 6/15/99............     278,414
NG   500,000  7.50% due 4/15/10............     293,758
NG   750,000  7.50% due 1/15/23............     436,151
NG 1,250,000  6.50% due 7/15/98............     670,676
NG 1,250,000  6.50% due 4/15/03............     694,083
NG 1,500,000  6.00% due 1/15/06............     795,058
NG 2,000,000  5.75% due 1/15/04............   1,062,159
NG   500,000  5.75% due 2/15/07............     259,168
                                            -----------
                                              7,795,501
                                            -----------

             PORTUGAL - 0.30%
Ff 3,000,000 Republic of Portugal,
              6.625% due 5/13/08...........     540,946
                                            -----------

             SPAIN - 4.38%
             Government of Spain:
Pst     40MM  12.25% due 3/25/00...........     325,457
Pst     55MM  11.45% due 8/30/98...........     407,843
Pst    100MM  10.50% due 10/30/03..........     846,154
Pst    100MM  10.30% due 6/15/02...........     822,842

            SPAIN - Continued
Pst    100MM  10.15% due 1/31/06........... $   851,204
Pst    100MM  10.10% due 2/28/01...........     796,693
Pst     50MM  10.00% due 2/28/05...........     418,494
Pst     50MM  8.30% due 12/15/98...........     361,130
Pst     70MM  8.20% due 2/28/09............     535,701
Pst     80MM  8.00% due 5/30/04............     610,127
Pst    150MM  7.40% due 7/30/99............   1,083,495
Pst     50MM  6.75% due 4/15/00............     358,865
Ff 2,000,000  6.50% due 6/20/01............     368,424
                                            -----------
                                              7,786,429
                                            -----------

             SWEDEN - 2.97%
             Kingdom of Sweden:
SK 4,000,000  13.00% due 6/15/01...........     643,890
SK 3,500,000  11.00% due 1/21/99...........     492,990
SK 3,000,000  10.25% due 5/5/00............     435,150
SK 6,000,000  10.25% due 5/5/03............     914,158
SK 5,000,000  9.00% due 4/20/09............     736,389
SK 3,000,000  8.00% due 8/15/07............     413,274
SK 6,000,000  6.00% due 2/9/05.............     734,983
Y.     100MM  3.875% due 6/21/99...........     903,821
                                            -----------
                                              5,274,655
                                            -----------

             SWITZERLAND - 0.64%
             Government of Switzerland:
Chf  500,000  4.50% due 7/8/02.............     387,144
Chf  500,000  4.50% due 4/8/06.............     385,661
Chf  500,000  4.00% due 3/10/99............     368,363
                                            -----------
                                              1,141,168
                                            -----------

             UNITED KINGDOM - 8.80%
             Government of United Kingdom:
L.   250,000  10.00% due 2/26/01...........     447,049
L.   500,000  9.75% due 8/27/02............     909,051
L.   325,000  9.00% due 3/3/00.............     557,406
L.   400,000  9.00% due 10/13/08...........     741,044
L.   250,000  9.00% due 7/12/11............     469,542
L.   400,000  9.00% due 8/6/12.............     754,131
L.   750,000  8.75% due 8/25/17............   1,410,161
L.   500,000  8.50% due 12/7/05............     884,002
L.   500,000  8.00% due 12/7/00............     842,211
L.   550,000  8.00% due 6/10/03............     936,835
L.   500,000  8.00% due 9/25/09............     862,148
L.   500,000  8.00% due 12/7/15............     877,229


================================================================================
72                     INTERNATIONAL GOVERNMENT BOND FUND           May 31, 1997
                       STATEMENT OF NET ASSETS CONTINUED
================================================================================

   PAR                                            MARKET
  VALUE                                            VALUE
----------------------------------------------------------
             UNITED KINGDOM - Continued
L.   750,000  8.00% due 6/7/21.............   $  1,330,220
L.   500,000  7.50% due 12/7/06............        833,009
L.   100,000  7.25% due 3/30/98............        164,301
L.   500,000  7.00% due 11/6/01............        816,139
L.   750,000  6.75% due 11/26/04...........      1,200,822
L. 1,000,000  6.00% due 8/10/99............      1,608,253
                                              ------------
                                                15,643,553
                                              ------------

             UNITED STATES - 1.34%
DM 4,000,000 Federal National Mortgage
              Association,
              5.00% due 2/16/01............      2,375,519
                                              ------------

             TOTAL GOVERNMENT BONDS
             (Cost $158,485,988)...........    153,441,707
                                              ------------

            SUPRANATIONAL - 6.72%
            Asian Development Bank:
Y.      50MM  5.00% due 2/5/03.............        491,627
Y.     150MM  3.125% due 6/29/05...........      1,336,410
             Eurofima:
Ff 5,000,000  9.875% due 8/21/00...........      1,005,481
Ff 1,600,000  9.25% due 12/18/03...........        334,222
L.   250,000  7.50% due 2/5/98.............        410,242
             European Investment Bank:
Lit    400MM  10.50% due 4/30/98...........        243,737
Lit  1,100MM  10.50% due 2/7/02............        770,088
L.   250,000  9.00% due 5/14/02............        439,776
Ff 5,000,000  6.75% due 5/14/98............        889,404
Y.      25MM  6.625% due 3/15/00...........        244,740
Ff 2,000,000  6.125% due 10/8/04...........        358,466
Y.     100MM  4.625% due 2/26/03...........        967,153
Y.     100MM  3.00% due 9/20/06............        877,523
Y.      55MM Inter America Development Bank,
              6.75% due 2/20/01............        555,550
             International Bank for
              Reconstruction & Development:
Lit    150MM  10.80% due 11/13/01..........        105,399
Lit  1,000MM  10.625% due 3/27/98..........        608,604
Lit    200MM  9.45% due 8/11/03............        131,957
L.   400,000  9.25% due 7/20/07............        742,680
Y.     100MM  4.50% due 3/20/03............        964,470
Y.      50MM  4.50% due 6/20/00............        466,670
                                              ------------

            TOTAL SUPRANATIONAL
             (Cost $12,949,762)............   $ 11,944,199
                                              ------------

             CORPORATE BONDS - 4.03%

             FRANCE - 3.63%
             Credit Local de France:
Ff 2,500,000  9.25% due 12/7/99............        484,341
Lit  2,000MM  9.00% due 6/14/01............      1,268,848
Ff 5,000,000  8.875% due 6/10/02...........      1,009,810
Ff 3,000,000  6.25% due 9/27/05............        535,102
Ff 4,000,000  6.00% due 11/15/01...........        721,699
Ff10,000,000 Elf Aquitaine SA,
              7.125% due 8/11/03...........      1,881,083
Ff 3,000,000 Toyota Motor Credit,
              6.25% due 4/11/02............        547,765
                                              ------------
                                                 6,448,648
                                              ------------

             NETHERLANDS - 0.23%
NG   750,000 Aegon NV,
              7.125% due 9/1/98............        405,074
                                              ------------

             SWITZERLAND - 0.17%
Lit    500MM Union Bank of Switzerland AG,
              9.25% due 8/23/00............        315,737
                                              ------------

             TOTAL CORPORATE BONDS
             (Cost $7,604,776).............      7,169,459
                                              ------------

             TOTAL INVESTMENTS
             (Cost $179,040,526) - 97.10%..    172,555,365
             Other assets and liabilities,
              net - 2.90% .................      5,153,432
                                              ------------

             NET ASSETS (equivalent
              to $11.33 per share on
              15,679,563 shares
              outstanding) - 100% .........   $177,708,797
                                              ============



NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  15,679,563 shares outstanding...........    $    156,796
Additional paid in capital................     183,937,011
Undistributed net realized gain on
  securities..............................         136,607
Undistributed net investment income.......          84,875
Unrealized depreciation of securities and
  foreign currency translation............      (6,606,492)
                                              ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................    $177,708,797
                                              ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
         INTERNATIONAL GOVERNMENT BOND FUND - FINANCIAL STATEMENTS            73
================================================================================

STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997



INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $291,931)..............  $ 9,457,681
                                                                       -----------

EXPENSES:
Advisory fees .......................................................      833,117
Custodian and accounting services....................................       55,093
Reports to shareholders..............................................       23,033
Audit fees and tax services..........................................        6,205
Directors' fees and expenses.........................................        3,967
Miscellaneous........................................................       13,825
                                                                       -----------
  Total expenses.....................................................      935,240
                                                                       -----------
NET INVESTMENT INCOME................................................    8,522,441
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES
AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Securities........................................... $   229,409
  Foreign currency transactions........................    (375,371)      (145,962)
                                                        -----------    -----------
Net unrealized depreciation during the year:
  Securities...........................................  (7,142,937)
  Foreign currency translation.........................     (67,518)    (7,210,455)
                                                        -----------    -----------
   Net realized and unrealized loss on securities and
     foreign currencies during the year..............................   (7,356,417)
                                                                       -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................  $ 1,166,024
                                                                       ===========


STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                                                        1997               1996
                                                                                  ----------------------------------
OPERATIONS:
Net investment income .....................................................       $   8,522,441        $   6,255,004
Net realized gain (loss) on securities and foreign currency
  transactions ............................................................            (145,962)             795,235
Net unrealized depreciation of securities and
  translation of foreign currencies during the year .......................          (7,210,455)          (8,649,971)
                                                                                  ----------------------------------
   Increase (decrease) in net assets resulting from operations ............           1,166,024           (1,599,732)
                                                                                  ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income .....................................................          (8,295,746)          (6,585,664)
Net realized gain on securities ...........................................            (295,588)            (127,626)
                                                                                  ----------------------------------
  Decrease in net assets resulting from distributions
   to shareholders ........................................................          (8,591,334)          (6,713,290)
                                                                                  ----------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold ..........................................          72,164,939           95,539,705
Proceeds from capital stock issued for distributions reinvested ...........           8,591,334            6,713,290
                                                                                  ----------------------------------
                                                                                     80,756,273          102,252,995
Cost of capital stock repurchased .........................................         (38,005,431)         (29,290,511)
                                                                                  ----------------------------------
  Increase in net assets resulting from capital stock transactions ........          42,750,842           72,962,484
                                                                                  ----------------------------------
TOTAL INCREASE IN NET ASSETS ..............................................          35,325,532           64,649,462

NET ASSETS:
Beginning of year .........................................................         142,383,265           77,733,803
                                                                                  ----------------------------------
End of year (including undistributed net investment income
  of $84,875 and $151,884) ................................................       $ 177,708,797        $ 142,383,265
                                                                                  ==================================

CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold ..............................................           6,113,938            7,828,955
Shares issued for distributions reinvested ................................             729,242              556,598
Shares of capital stock repurchased .......................................          (3,236,292)          (2,423,786)
                                                                                  ----------------------------------
  Increase in shares outstanding ..........................................           3,606,888            5,961,767
Shares outstanding:
  Beginning of year .......................................................          12,072,675            6,110,908
                                                                                  ----------------------------------
  End of year .............................................................          15,679,563           12,072,675
                                                                                  ==================================





SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
74               MONEY MARKET FUND - STATEMENT OF NET ASSETS        May 31, 1997
================================================================================

   PAR                                         MARKET
  VALUE                                         VALUE
-------------------------------------------------------
             CORPORATE SHORT TERM
             COMMERCIAL PAPER - 89.25%

             BANKS - REGIONAL - 1.95%
$  2,500,000 BANC ONE CORP.,
              5.57% due 6/19/97............ $ 2,493,038
                                            -----------

             BEVERAGE - SOFT DRINKS - 3.00%
             Pepsico Inc.:
   1,847,000  5.50% due 6/16/97............   1,842,767
   2,000,000  5.47% due 6/18/97............   1,994,834
                                            -----------
                                              3,837,601
                                            -----------

             CHEMICAL - MAJOR - 5.87%
             E.I. du Pont de Nemours
             and Co.:
     855,000  5.52% due 7/9/97.............     850,018
   1,600,000  5.32% due 7/16/97............   1,589,360
   2,100,000  5.27% due 7/8/97.............   2,088,626
   3,000,000 PPG Industries, Inc.,
              5.52% due 6/12/97............   2,994,940
                                            -----------
                                              7,522,944
                                            -----------

             CONSUMER FINANCE - 15.49%
             Associates Corp. of North
             America:
   1,700,000  5.61% due 7/21/97............   1,686,754
   1,250,000  5.61% due 7/28/97............   1,238,897
     950,000  5.36% due 6/18/97............     947,595
             Beneficial Corp.:
   2,000,000  5.62% due 8/4/97.............   1,980,018
     900,000  5.59% due 8/11/97............     890,078
   1,200,000  5.58% due 8/28/97............   1,183,632
   1,100,000  5.56% due 6/30/97............   1,095,073
             Commercial Credit Corp.:
     610,000  5.70% due 3/1/98.............     609,558
   1,800,000  5.61% due 7/14/97............   1,787,938
     957,000  5.61% due 8/1/97.............     947,903
   1,800,000  5.54% due 6/19/97............   1,795,014
             Sears Roebuck Acceptance
             Corp.:
   1,024,000  5.63% due 7/23/97............   1,015,673
   1,000,000  5.60% due 8/20/97............     987,556
     750,000  5.60% due 8/27/97............     739,850
   1,350,000  5.52% due 6/30/97............   1,343,997
   1,600,000  5.34% due 6/2/97.............   1,599,763
                                            -----------
                                             19,849,299
                                            -----------

             DRUGS - 3.21%
             Schering Corp.:
$  1,200,000  5.70% due 10/21/97........... $ 1,173,020
   1,000,000  5.50% due 7/1/97.............     995,416
   1,950,000  5.42% due 6/10/97............   1,947,358
                                            -----------
                                              4,115,794
                                            -----------

             ELECTRICAL EQUIPMENT - 2.69%
             General Electric Co.:
   2,000,000  5.67% due 10/20/97...........   1,955,585
   1,500,000  5.61% due 7/31/97............   1,485,975
                                            -----------
                                              3,441,560
                                            -----------

             ENTERTAINMENT - 1.55%
   1,000,000 Mattel, Inc.,
              5.72% due 7/17/97............     992,691
   1,000,000 Walt Disney Co.,
              5.60% due 8/8/97.............     989,422
                                            -----------
                                              1,982,113
                                            -----------

             FINANCE COMPANIES - 20.07%
             CIESCO L P:
   1,500,000  5.57% due 7/17/97............   1,489,324
   1,900,000  5.55% due 7/22/97............   1,885,061
   1,470,000  5.33% due 6/3/97.............   1,469,565
             CIT Group Holdings, Inc.:
   1,000,000  5.60% due 8/13/97............     988,644
   1,500,000  5.37% due 6/23/97............   1,495,078
   1,500,000  5.31% due 6/13/97............   1,497,345
   2,032,000  5.30% due 6/9/97.............   2,029,607
             Ford Motor Credit Co.:
   1,221,000  5.66% due 10/6/97............   1,196,620
     900,000  5.62% due 8/27/97............     887,777
             General Electric Capital
             Corp.:
   1,000,000  5.68% due 11/28/97...........     971,600
     450,000  5.43% due 7/18/97............     446,810
     824,000  5.35% due 6/16/97............     822,163
             General Motors Acceptance
             Corp.:
   2,000,000  5.62% due 7/10/97............   1,987,823
   3,000,000  5.60% due 6/17/97............   2,992,533
             International Lease Finance
             Corp.:
   1,000,000  5.65% due 9/12/97............     983,835
   1,205,000  5.60% due 7/30/97............   1,193,941
   2,000,000  5.30% due 6/4/97.............   1,999,117
$  1,387,000  5.23% due 6/24/97............ $ 1,382,365
                                            -----------
                                             25,719,208
                                            -----------

             FOODS - 1.16%
   1,500,000 Kellogg Co,
              5.48% due 7/16/97............   1,489,725
                                            -----------

             HOSPITAL SUPPLIES - 1.17%
   1,500,000 Abbott Laboratories,
              5.48% due 6/3/97.............   1,499,543
                                            -----------

             INFORMATION PROCESSING - 3.42%
             International Business
             Machines Corp.:
   1,000,000  5.65% due 1/22/98............     999,382
   1,200,000  5.56% due 6/26/97............   1,195,367
   2,200,000  5.54% due 7/7/97.............   2,187,812
                                            -----------
                                              4,382,561
                                            -----------

             INSURANCE - MULTILINE - 2.86%
             Marsh & McLennan Companies,
             Inc.:
   1,200,000  5.70% due 9/5/97.............   1,181,760
   1,000,000  5.64% due 9/9/97.............     984,333
   1,000,000  5.36% due 6/25/97............     996,427
     500,000  5.30% due 7/3/97.............     497,644
                                            -----------
                                              3,660,164
                                            -----------

             MACHINERY - INDUSTRIAL/
             SPECIALTY - 3.14%
   4,020,000 Cooper Industries, Inc.,
              5.67% due 6/2/97.............   4,019,367
                                            -----------

             OIL - INTEGRATED DOMESTIC - 1.92%
   2,500,000 Atlantic Richfield Co.,
              5.56% due 9/15/97............   2,459,072
                                            -----------

             SECURITIES RELATED - 4.35%
             Merrill Lynch & Co., Inc.:
   1,200,000  5.74% due 10/1/97............   1,176,657
     850,000  5.70% due 10/9/97............     832,504
     900,000  5.70% due 10/16/97...........     880,478
   1,600,000  5.70% due 11/25/97...........   1,555,160
     450,000  5.68% due 10/17/97...........     440,202
     700,000  5.45% due 9/11/97............     689,191
                                            -----------
                                              5,574,192
                                            -----------

================================================================================
May 31, 1997         MONEY MARKET FUND - STATEMENT OF NET ASSETS              75
================================================================================

   PAR                                           MARKET
  VALUE                                           VALUE
---------------------------------------------------------

             TOBACCO - 4.41%
             Philip Morris Cos Inc.:
$  1,500,000  5.60% due 6/23/97............  $  1,494,867
   1,000,000  5.58% due 8/27/97............       986,515
   3,179,000  5.29% due 6/11/97............     3,174,328
                                             ------------
                                                5,655,710
                                             ------------

             UTILITIES - COMMUNICATION - 7.95%
   1,600,000 Bellsouth Telecommunications,
             Inc.,
              5.30% due 6/4/97.............     1,599,293
             GTE Corp.:
   1,000,000  5.59% due 6/20/97............       997,050
   2,100,000  5.57% due 6/2/97.............     2,099,675
   2,700,000  5.56% due 6/10/97............     2,696,247
   2,800,000 Pacific Bell,
              5.52% due 6/5/97.............     2,798,283
                                             ------------
                                               10,190,548
                                             ------------

             UTILITIES - ELECTRIC - 5.04%
             Pacific Gas & Electric Co.:
     400,000  5.56% due 6/26/97............       398,456
   1,000,000  5.00% due 10/7/97............       997,638
             Southern California Edison Co.:
   1,500,000  5.59% due 7/15/97............     1,489,752
   1,979,000  5.54% due 6/5/97.............     1,977,782
   1,600,000  5.51% due 6/5/97.............     1,599,020
                                             ------------
                                                6,462,648
                                             ------------

             TOTAL CORPORATE SHORT TERM
             COMMERCIAL PAPER
             (Cost $114,355,087)...........   114,355,087
                                             ------------

             FOREIGN GOVERNMENT BONDS - 2.54%

             CANADA - 2.54%
             British Columbia Province:
   1,500,000  5.66% due 8/26/97............     1,479,718
     350,000  5.65% due 9/10/97............       344,452
   1,433,000  5.31% due 6/12/97............     1,430,675
                                             ------------
                                                3,254,845
                                             ------------

             TOTAL FOREIGN GOVERNMENT
             BONDS
             (Cost $3,254,845).............     3,254,845
                                             ------------


             CORPORATE SHORT TERM
             OBLIGATIONS - 3.91%

             SECURITIES RELATED - 3.91%
             Bear Stearns Co. Inc.:
$2,000,000  Floating rate note due 6/2/97,
             5.72% at 5/31/97..............  $  2,000,000
 3,000,000  Floating rate note due 6/27/97,
             5.6675% at 5/31/97............     3,000,000
                                             ------------

             TOTAL CORPORATE SHORT
             TERM OBLIGATIONS
             (Cost $5,000,000).............     5,000,000
                                             ------------

             UNITED STATES GOVERNMENT -
             SHORT TERM - 7.80%
   1,000,000 Federal Farm Credit Banks,
              5.51% due 1/2/98.............       999,178
             Federal Home Loan Banks:
   2,000,000  5.875% due 6/27/97...........     2,000,175
   1,000,000  5.875% due 2/5/98............     1,000,000
   1,000,000  5.65% due 8/12/97............     1,000,000
   1,000,000  5.46% due 12/12/97...........       999,490
             Federal National Mortgage
             Association:
   1,000,000  5.765% due 6/20/97...........     1,000,065
   1,000,000  5.60% due 1/16/98............       999,278
   1,000,000  5.42% due 12/16/97...........       998,830
   1,000,000  5.40% due 12/5/97............       999,508
                                             ------------
                                                9,996,524
                                             ------------

             TOTAL UNITED STATES
             GOVERNMENT - SHORT TERM
             (Cost $9,996,524).............     9,996,524
                                             ------------

             TOTAL INVESTMENTS
             (Cost $132,606,456) - 103.50%.   132,606,456
             Other assets and liabilities,
              net - (3.50%) ...............    (4,481,811)
                                             ------------

             NET ASSETS (equivalent
              to $1.00 per share on
              128,124,645 shares
              outstanding) - 100% .........  $128,124,645
                                             ============


NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  128,124,645 shares outstanding..........   $  1,281,246
Additional paid in capital................    126,843,399
                                             ------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING.............................   $128,124,645
                                             ============



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
76                 MONEY MARKET FUND - FINANCIAL STATEMENTS
================================================================================



STATEMENT OF OPERATIONS
For the fiscal year ended May 31, 1997

INVESTMENT INCOME:
Interest ...........................................................       $6,283,155
                                                                           ----------

EXPENSES:
Advisory fees ......................................................          572,063
Custodian and accounting services ..................................           42,840
Reports to shareholders ............................................           16,152
Audit fees and tax services ........................................            4,285
Directors' fees and expenses .......................................            2,622
Miscellaneous ......................................................            7,550
                                                                           ----------
  Total expenses ...................................................          645,512
                                                                           ----------
NET INVESTMENT INCOME ..............................................        5,637,643
                                                                           ----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................       $5,637,643
                                                                           ==========

STATEMENT OF CHANGES IN NET ASSETS
For the fiscal year ended May 31:

                                                               1997                 1996
                                                         ----------------------------------
OPERATIONS:
Net investment income ............................       $   5,637,643        $   4,331,892
Net realized gain on securities ..................                  --                1,796
                                                         ----------------------------------
  Increase in net assets resulting from
     operations...................................           5,637,643            4,333,688
                                                         ----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ............................          (5,637,643)          (4,331,892)
                                                         ----------------------------------

CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold .................         294,478,892          150,153,912
Proceeds from capital stock issued for
  distributions reinvested .......................           5,637,643            4,331,892
                                                         ----------------------------------
                                                           300,116,535          154,485,804
Cost of capital stock repurchased ................        (255,609,535)        (153,123,752)
                                                         ----------------------------------
  Increase in net assets resulting from
    capital stock transactions ...................          44,507,000            1,362,052
                                                         ----------------------------------
TOTAL INCREASE IN NET ASSETS .....................          44,507,000            1,363,848

NET ASSETS:
Beginning of year ................................          83,617,645           82,253,797
                                                         ----------------------------------
End of year ......................................       $ 128,124,645        $  83,617,645
                                                         ==================================

CHANGE IN SHARES OUTSTANDING
Shares of capital stock sold .....................         294,478,892          150,153,912
Shares issued for distributions reinvested .......           5,637,643            4,331,892
Shares of capital stock repurchased ..............        (255,609,535)        (153,123,752)
                                                         ----------------------------------
  Increase in shares outstanding .................          44,507,000            1,362,052
Shares outstanding:
  Beginning of year ..............................          83,617,645           82,255,593
                                                         ----------------------------------
  End of year ....................................         128,124,645           83,617,645
                                                         ==================================



SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                         NOTES TO FINANCIAL STATEMENTS                       77
===============================================================================

NOTE 1 -- ORGANIZATION

   The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):

      Stock Index Fund
      MidCap Index Fund
      Small Cap Index Fund
      International Equities Fund
      Growth Fund
      Growth & Income Fund
      Science & Technology Fund
      Social Awareness Fund
      Timed Opportunity Fund
      Capital Conservation Fund
      Government Securities Fund
      International Government Bond Fund
      Money Market Fund

   The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. INVESTMENT VALUATION

     Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B. OPTIONS AND FUTURES

     CALL AND PUT OPTIONS. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

     FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C. REPURCHASE AGREEMENTS

     The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

D. FOREIGN CURRENCY TRANSLATION

     The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

     Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

     In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E. FEDERAL INCOME TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

===============================================================================
78                    NOTES TO FINANCIAL STATEMENTS continued
===============================================================================

F. INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME

     Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.

G. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

     Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

NOTE 3 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund. On April 29, 1994, the Adviser entered into sub-advisory agreements with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to Growth Fund and Science & Technology Fund, and with Value Line, Inc., to serve as investment sub-adviser to Growth & Income Fund. Sub-advisers are compensated for such services by the Adviser.

     The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, MidCap Index Fund, Small Cap Index Fund and International Equities Fund
 .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

     To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

     On October 31, 1996, the Series entered into an accounting services agreement with VALIC which appointed VALIC as Accounting Services Agent. Under the agreement VALIC will provide, or cause to be provided, certain accounting and administrative services to the Series. During the year ended May 31, 1997, the Series paid VALIC $177,947 for such services provided directly by VALIC.

     VALIC provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the fiscal year ended May 31, 1997, the Series paid $14,185 for such services.

     During the fiscal year ended May 31, 1997, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

     SELLER               PURCHASER      COST TO PURCHASER   NET GAIN TO SELLER
--------------------   ----------------  -----------------   ------------------
MidCap Index Fund      Stock Index Fund      $18,552,714         $10,357,209
Stock Index Fund       MidCap Index Fund       2,869,743             898,155
Small Cap Index Fund   MidCap Index Fund         222,579              24,431



     At May 31, 1997, VALIC Separate Account A (a registered separate account of VALIC) and VALIC owned over five percent of the outstanding shares of the following Funds:

                                                    VALIC SEPARATE
                                                       ACCOUNT A      VALIC
                                                  -----------------------------
Stock Index Fund........................................96.88%
MidCap Index Fund....................................... 99.99
Small Cap Index Fund....................................100.00
International Equities Fund............................. 99.85
Growth Fund............................................. 99.65
Growth & Income Fund....................................100.00
Science & Technology Fund...............................100.00
Social Awareness Fund................................... 99.92
Timed Opportunity Fund.................................. 99.95
Capital Conservation Fund............................... 88.28         11.71
Government Securities Fund.............................. 99.99
International Government Bond Fund......................100.00
Money Market Fund....................................... 99.99

     Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

NOTE 4 - INVESTMENT ACTIVITY

     The information in the following table is presented on the basis of cost for federal income tax purposes at May 31,1997.

                                           IDENTIFIED COST         GROSS            GROSS
                                            OF INVESTMENTS       UNREALIZED       UNREALIZED       NET UNREALIZED
                                                OWNED           APPRECIATION     DEPRECIATION       APPRECIATION
                                           ---------------     --------------    ------------     -----------------
Stock Index Fund ......................     $1,369,004,299     $1,093,563,133     $22,939,285     $ 1,070,623,848
MidCap Index Fund .....................        446,694,738        192,754,247      32,892,227         159,862,020
Small Cap Index Fund ..................        159,528,081         49,895,601      16,593,877          33,301,724
International Equities Fund ...........        142,338,365         49,620,737      14,010,791          35,609,946
Growth Fund ...........................        626,985,764        141,577,164      27,949,151         113,628,013
Growth & Income Fund ..................        164,338,119         47,553,041       2,258,925          45,294,116
Science & Technology Fund .............        670,314,391        138,673,519      21,842,133         116,831,386
Social Awareness Fund .................        129,212,877         26,488,788         554,203          25,934,585
Timed Opportunity Fund ................        151,494,008         26,592,551       1,445,300          25,147,251
Capital Conservation Fund .............         66,521,096            360,926       1,463,529          (1,102,603)
Government Securities Fund ............         82,703,670            824,489       1,085,678            (261,189)
International Government
   Bond Fund ..........................        179,040,526          4,517,896      11,003,057          (6,485,161)
Money Market Fund .....................        132,606,456                  -               -                   -

     The following net realized capital loss carryforwards at May 31, 1997, may be utilized to offset future capital gains.

                                CAPITAL LOSS CARRYFORWARD    EXPIRATION THROUGH
                                -------------------------    ------------------
Science & Technology Fund.............. $  698,127                 May 31, 2005
Capital Conservation Fund..............    574,958                 May 31, 2003
Government Securities Fund.............  2,086,592                 May 31, 2003
Money Market Fund......................      3,017                 May 31, 2005

===============================================================================
                    NOTES TO FINANCIAL STATEMENTS continued                  79
===============================================================================

     During the period, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                   COST OF        PROCEEDS FROM
                                                  SECURITIES     SECURITIES SOLD
                                                  PURCHASED         OR MATURED
                                             ----------------    ---------------
Stock Index Fund .........................       $253,120,990       $ 65,720,162
MidCap Index Fund ........................        103,367,099        119,442,770
Small Cap Index Fund .....................         74,891,949         72,465,201
International Equities Fund ..............         22,217,400         58,218,877
Growth Fund ..............................        409,714,720        215,956,220
Growth & Income Fund .....................        143,618,700         66,343,852
Science & Technology Fund ................        862,216,562        742,010,646
Social Awareness Fund ....................        152,531,401        112,152,443
Timed Opportunity Fund ...................        170,451,719        190,958,843
Capital Conservation Fund ................         30,004,835         31,751,701
Government Securities Fund ...............         41,395,354         29,171,050
International Government Bond Fund .......         46,210,209          6,470,536

NOTE 5 - PORTFOLIO SECURITIES LOANED

     To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (331/3% in the case of Growth Fund and Science & Technology
Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

     Portfolio securities on loan at May 31, 1997 are summarized as follows:

                                              MARKET VALUE     COLLATERAL VALUE
                                              ---------------------------------
Stock Index Fund .....................         $ 22,480,371      $ 22,988,564
MidCap Index Fund ....................           27,322,579        28,429,544
Small Cap Index Fund .................            9,932,026        10,487,087
International Equities Fund ..........           10,934,014        11,385,475
Growth Fund ..........................           51,328,128        52,289,867
Growth & Income Fund .................            5,811,079         6,020,652
Science & Technology Fund ............           29,419,841        30,593,344
Social Awareness Fund ................            1,680,752         1,732,462
Timed Opportunity Fund ...............              999,923         1,021,843
Capital Conservation Fund ............               11,166            11,640
Government Securities Fund ...........              312,968           316,500
                                               ------------      ------------
   Total .............................         $160,232,847      $165,276,978
                                               ============      ============

NOTE 6 - INVESTMENT CONCENTRATION

     A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At May 31, 1997, Government Securities Fund had 62% of its net assets invested in such securities.

     At May 31, 1997, International Government Bond Fund had 21% of its net assets invested in securities issued by the Government of Japan and an additional 6% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

===============================================================================
80                            FINANCIAL HIGHLIGHTS
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

STOCK INDEX FUND


                                                                       Fiscal year ended May 31,
                                                 ----------------------------------------------------------------

                                                       1997          1996         1995          1994       1993

                                                 ----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $    20.69    $    16.81    $    14.39    $    14.36    $  13.34
                                                 ----------------------------------------------------------------
  Income from investment operations:
    Net investment income .....................        0.39          0.39          0.37          0.35        0.34
    Net realized and unrealized gain
     on securities ............................        5.57          4.26          2.45          0.12        1.20
                                                 ----------------------------------------------------------------
    Total income from investment operations ...        5.96          4.65          2.82          0.47        1.54
                                                 ----------------------------------------------------------------
  Distributions:
    Distributions from net investment
     income ...................................       (0.39)        (0.38)        (0.37)        (0.35)      (0.34)
    Distributions from net realized gain
     on securities ............................       (0.17)        (0.39)        (0.03)        (0.09)      (0.18)
                                                 ----------------------------------------------------------------
    Total distributions .......................       (0.56)        (0.77)        (0.40)        (0.44)      (0.52)
                                                 ----------------------------------------------------------------
Net asset value at end of period ..............  $    26.09    $    20.69    $    16.81    $    14.39    $  14.36
                                                 ================================================================
TOTAL RETURN ..................................       29.24%        28.17%        19.98%         3.29%      11.74%
                                                 ================================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....        0.34%         0.35%         0.38%         0.39%       0.43%
  Ratio of net investment income to
   average net assets .........................        1.76%         2.05%         2.44%         2.44%       2.52%
  Portfolio turnover rate .....................           3%            3%           14%            3%          1%
  Number of shares outstanding at end
   of period (000's) ..........................      93,687        85,117        75,451        75,494      66,224
  Net assets at end of period (000's) .........  $2,444,200    $1,760,786    $1,267,992    $1,086,459    $951,200
  Average net assets during the
   period (000's) .............................  $2,019,826    $1,498,398    $1,140,085    $1,030,581    $836,510
  Average commission rate paid ................  $   0.0281           n/a           n/a           n/a         n/a


MIDCAP INDEX FUND

                                                               Fiscal year ended May 31,
                                                 --------------------------------------------------------

                                                     1997        1996        1995        1994        1993

                                                 --------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  19.09    $  15.68    $  14.54    $  14.38    $  12.86
                                                 --------------------------------------------------------
  Income from investment operations:
    Net investment income .....................      0.24        0.24        0.26        0.23        0.24
    Net realized and unrealized gain
     on securities ............................      2.95        4.06        1.59        0.28        1.93
                                                 --------------------------------------------------------
    Total income from investment operations ...      3.19        4.30        1.85        0.51        2.17
                                                 --------------------------------------------------------
  Distributions:
    Distributions from net investment
     income ...................................     (0.24)      (0.24)      (0.26)      (0.23)      (0.24)
    Distributions from net realized gain
     on securities ............................     (1.21)      (0.65)      (0.45)      (0.12)      (0.41)
                                                 --------------------------------------------------------
    Total distributions .......................     (1.45)      (0.89)      (0.71)      (0.35)      (0.65)
                                                 --------------------------------------------------------
Net asset value at end of period ..............  $  20.83    $  19.09    $  15.68    $  14.54    $  14.38
                                                 --------------------------------------------------------
TOTAL RETURN ..................................     17.48%      28.10%      13.26%       3.52%      17.21%
                                                 ========================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.40%       0.41%       0.44%       0.46%       0.47%
  Ratio of net investment income to
   average net assets .........................      1.24%       1.36%       1.73%       1.62%       1.79%
  Portfolio turnover rate .....................        19%         21%         23%         17%          5%
  Number of shares outstanding at end
   of period (000's) ..........................    29,137      28,322      25,988      24,001      14,673
  Net assets at end of period (000's) .........  $607,061    $540,688    $407,557    $349,041    $210,931
  Average net assets during the
   period (000's) .............................  $554,397    $477,372    $376,486    $285,247    $154,979
  Average commission rate paid ................  $ 0.0277         n/a         n/a         n/a         n/a





SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED                      81
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

SMALL CAP INDEX FUND



                                                                  Fiscal year ended May 31,
                                                 -------------------------------------------------------

                                                    1997        1996        1995        1994      1993

                                                 -------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  16.25   $   12.49    $  11.52    $  11.28    $  9.93
                                                 -------------------------------------------------------
  Income from investment operations:
   Net investment income ......................      0.19        0.20        0.17        0.13       0.15
Net realized and unrealized gain
     on securities ............................      0.93        4.04        0.97        0.58       1.48
                                                 -------------------------------------------------------
   Total income from investment
     operations ...............................      1.12        4.24        1.14        0.71       1.63
                                                 -------------------------------------------------------
Distributions:
   Distributions from net investment income ...     (0.19)      (0.20)      (0.17)      (0.13)     (0.15)
   Distributions from net realized gain
     on securities ............................     (1.00)      (0.28)         --       (0.34)     (0.13)
                                                 -------------------------------------------------------
  Total distributions .........................     (1.19)      (0.48)      (0.17)      (0.47)     (0.28)
                                                 -------------------------------------------------------
Net asset value at end of period ..............  $  16.18    $  16.25    $  12.49    $  11.52    $ 11.28
                                                 =======================================================
TOTAL RETURN ..................................      7.51%      34.50%       9.98%       6.18%     16.64%
                                                 =======================================================

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets .......      0.41%       0.41%       0.44%       0.47%      0.47%
Ratio of net investment income to
  average net assets ..........................      1.34%       1.36%       1.44%       1.10%      1.40%
Portfolio turnover rate .......................        42%         31%         34%         16%        20%
Number of shares outstanding at
  end of period (000's) .......................    11,893      11,129      10,136       9,381      3,687
Net assets at end of period (000's)  ..........  $192,459    $180,785    $126,567    $108,050    $41,581
Average net assets during the period (000's) ..  $178,368    $150,448    $120,298    $ 70,690    $22,142
Average commission rate paid ..................  $ 0.0297         n/a         n/a         n/a        n/a


INTERNATIONAL EQUITIES FUND

                                                                  Fiscal year ended May 31,
                                                 -------------------------------------------------------

                                                    1997        1996        1995        1994       1993

                                                 -------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  11.15    $  10.42    $  10.14    $   8.99    $  8.03
                                                 -------------------------------------------------------
  Income from investment operations:
   Net investment income ......................      0.20        0.17        0.15        0.11       0.18
   Net realized and unrealized gain
     on securities and foreign currencies .....      0.63        0.97        0.34        1.17       0.93
                                                 -------------------------------------------------------
     Total income from investment
      operations ..............................      0.83        1.14        0.49        1.28       1.11
                                                 -------------------------------------------------------
  Distributions:
   Distributions from net investment income ...     (0.19)      (0.17)      (0.15)      (0.11)     (0.15)
   Distributions from net realized gain
     on securities ............................     (0.35)      (0.24)      (0.06)      (0.02)      --
                                                 -------------------------------------------------------
   Total distributions ........................     (0.54)      (0.41)      (0.21)      (0.13)     (0.15)
                                                 -------------------------------------------------------
Net asset value at end of period ..............  $  11.44    $  11.15    $  10.42    $  10.14    $  8.99
                                                 =======================================================
TOTAL RETURN ..................................      7.74%      11.14%       4.92%      14.31%     14.18%
                                                 =======================================================

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets .......      0.42%       0.42%       0.45%       0.47%      0.53%
Ratio of net investment income to
  average net assets ..........................      1.75%       1.65%       1.47%       1.43%      2.33%
Portfolio turnover rate .......................        12%         20%         14%          7%         9%
Number of shares outstanding at
  end of period (000's) .......................    15,857      18,497      20,074      17,273      7,429
Net assets at end of period (000's)  ..........  $181,437    $206,259    $209,091    $175,183    $66,809
Average net assets during the period (000's) ..  $191,117    $204,792    $199,235    $117,264    $45,509
Average commission rate paid ..................  $ 0.0236         n/a         n/a         n/a        n/a




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
82                       FINANCIAL HIGHLIGHTS CONTINUED
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

GROWTH FUND

                                                                                 PERIOD FROM
                                                   FISCAL YEAR ENDED MAY 31,    APRIL 29, 1994
                                                 -------------------------------       TO
                                                    1997        1996        1995  MAY 31, 1994
                                                 ---------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  16.49    $  11.43    $   9.87    $10.00(1)
                                                 ---------------------------------------------
  Income (loss) from investment operations:
    Net investment income .....................      0.02        0.11        0.04      0.01
    Net realized and unrealized gain (loss)
     on securities ............................      1.45        5.27        1.56     (0.13)
                                                 ---------------------------------------------
    Total income (loss) from investment
     operations ...............................      1.47        5.38        1.60     (0.12)
                                                 ---------------------------------------------
  Distributions:
    Distributions from net investment income ..     (0.01)      (0.09)      (0.04)    (0.01)
    Distributions from net realized gain (loss)
     on securities ............................     (0.33)      (0.23)         --        --
                                                 ---------------------------------------------
    Total distributions .......................     (0.34)      (0.32)      (0.04)    (0.01)
                                                 ---------------------------------------------
Net asset value at end of period ..............  $  17.62    $  16.49    $  11.43    $ 9.87
                                                 =============================================
TOTAL RETURN ..................................      9.00%      47.46%      16.25%    (1.19)%
                                                 =============================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.86%       0.83%       0.91%     0.08%
  Ratio of net investment income to
   average net assets .........................      0.09%       0.89%       0.41%     0.11%
  Portfolio turnover rate .....................        40%         36%         61%        0%
  Number of shares outstanding at end
   of period (000's) ..........................    42,422      25,826       8,800     1,001
  Net assets at end of period (000's)  ........  $747,654    $425,787    $100,614    $9,885
  Average net assets during the period (000's)   $588,056    $238,228    $ 42,232    $9,944
  Average commission rate paid ................  $ 0.0499         n/a         n/a       n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.



GROWTH & INCOME FUND


                                                                                 PERIOD FROM
                                                   FISCAL YEAR ENDED MAY 31,    APRIL 29, 1994
                                                 -------------------------------       TO
                                                    1997        1996        1995  MAY 31, 1994
                                                 ---------------------------------------------
PER SHARE DATA
Net asset value at beginning of period .........  $  14.78    $  11.09    $  9.87    $10.00(1)
                                                 ---------------------------------------------
  Income (loss) from investment operations:
    Net investment income ......................      0.10        0.08       0.09      0.02
    Net realized and unrealized gain (loss)
     on securities .............................      2.38        3.77       1.22     (0.13)
                                                 ---------------------------------------------
    Total income (loss) from investment
     operations ................................      2.48        3.85       1.31     (0.11)
                                                 ---------------------------------------------
  Distributions:
    Distributions from net investment income ...     (0.10)      (0.07)     (0.09)    (0.02)
    Distributions from net realized gain (loss)
     on securities .............................     (0.29)      (0.09)      --        --
                                                 ---------------------------------------------
    Total distributions ........................     (0.39)      (0.16)     (0.09)    (0.02)
                                                 ---------------------------------------------
Net asset value at end of period ...............  $  16.87    $  14.78    $ 11.09    $ 9.87
                                                 =============================================
TOTAL RETURN ...................................     17.08%      34.85%     13.35%    (1.11)%
                                                 =============================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets ......      0.81%       0.79%      0.86%     0.07%
  Ratio of net investment income to
   average net assets ..........................      0.70%       0.63%      0.93%     0.22%
  Portfolio turnover rate ......................        45%         64%        97%       11%
  Number of shares outstanding at end
   of period (000's) ...........................    12,422       7,685      3,867     1,002
  Net assets at end of period (000's)  .........  $209,545    $113,546    $42,867    $9,890
  Average net assets during the period (000's) .  $161,226    $ 75,158    $21,910    $9,946
  Average commission rate paid .................  $ 0.0500         n/a        n/a       n/a


(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.





SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED                      83
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

SCIENCE & TECHNOLOGY FUND


                                                                                   PERIOD FROM
                                                     FISCAL YEAR ENDED MAY 31,    APRIL 29, 1994
                                                 -------------------------------       TO
                                                    1997       1996        1995    MAY 31, 1994
                                                 ----------------------------------------------

PER SHARE DATA
Net asset value at beginning of period ........  $  20.48    $  14.43    $   9.83    $ 10.00(1)
                                                 ----------------------------------------------
  Income (loss) from investment operations:
    Net investment income .....................      --          --          0.03       --
    Net realized and unrealized gain (loss)
     on securities and foreign currencies .....      0.33        8.08        4.72      (0.17)
                                                 ----------------------------------------------
   Total income (loss) from investment
     operations ...............................      0.33        8.08        4.75      (0.17)
                                                 ----------------------------------------------
  Distributions:
    Distributions from net investment income ..      --          --         (0.02)      --
    Distributions from net realized gain
     on securities ............................     (0.93)      (2.03)      (0.13)      --
                                                 ----------------------------------------------
   Total distributions ........................     (0.93)      (2.03)      (0.15)      --
                                                 ----------------------------------------------
Net asset value at end of period ..............  $  19.88    $  20.48    $  14.43    $  9.83
                                                 ==============================================
TOTAL RETURN ..................................      1.81%      58.28%      48.61%     (1.66)%
                                                 ==============================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.96%       0.94%       1.00%      0.08%
  Ratio of net investment income to
   average net assets .........................     (0.29)%     (0.07)%      0.36%      0.04%
  Portfolio turnover rate .....................       122%        116%        121%         0%
  Number of shares outstanding at end
   of period (000's) ..........................    40,484      27,696      11,550      1,001
  Net assets at end of period (000's)  ........  $804,982    $567,187    $166,683    $ 9,834
  Average net assets during the period (000's)   $664,608    $363,087    $ 64,974    $ 9,918
  Average commission rate paid ................  $ 0.0393         n/a         n/a        n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.



SOCIAL AWARENESS FUND


                                                           FISCAL YEAR ENDED MAY 31,
                                                 ----------------------------------------------
                                                  1997      1996      1995     1994      1993
                                                 ----------------------------------------------
PER SHARE DATA
Net asset value at beginning of period.......    $15.49    $13.02    $11.98   $12.12    $11.43
                                                 ----------------------------------------------
  Income from investment operations:
    Net investment income....................      0.24      0.26      0.27     0.26     0.24
    Net realized and unrealized gain (loss)
     on securities...........................      4.19      3.37      1.75    (0.02)    1.22
                                                 ----------------------------------------------
    Total income from investment operations..      4.43      3.63      2.02     0.24     1.46
                                                 ----------------------------------------------
  Distributions:
    Distributions from net investment
     income..................................     (0.24)    (0.25)    (0.27)   (0.26)   (0.24)
    Distributions from net realized gain
     on securities...........................     (1.78)    (0.91)    (0.71)   (0.12)   (0.53)
                                                 ----------------------------------------------
    Total distributions......................     (2.02)    (1.16)    (0.98)   (0.38)   (0.77)
                                                 ----------------------------------------------
Net asset value at end of period.............    $17.90    $15.49    $13.02   $11.98   $12.12
                                                 ==============================================
TOTAL RETURN.................................     30.48%    28.85%    18.19%    1.97%   13.08%
                                                 ==============================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets....      0.56%     0.56%    0.58%     0.60%    0.63%
  Ratio of net investment income to
   average net assets........................      1.53%     1.80%     2.22%    2.19%    2.14%
  Portfolio turnover rate....................       109%      117%      148%      83%     106%
  Number of shares outstanding at end
   of period (000's).........................     8,677     5,220     4,143    3,817    2,819
  Total net assets at end of period (000's)..  $155,349   $80,887   $53,927  $45,729  $34,166
  Average net assets during the
   period (000's)............................  $106,139   $66,888   $47,942  $41,002  $26,920
  Average commission rate paid...............   $0.0400       n/a       n/a      n/a      n/a




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
84                       FINANCIAL HIGHLIGHTS CONTINUED
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

TIMED OPPORTUNITY FUND


                                                                  Fiscal year ended May 31,
                                                 --------------------------------------------------------

                                                    1997        1996        1995        1994       1993

                                                 --------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  12.55    $  11.24    $  10.84    $  11.18    $  10.66
                                                 --------------------------------------------------------
  Income from investment operations:
    Net investment income .....................      0.77        0.44        0.44        0.37        0.35
    Net realized and unrealized gain (loss)
     on securities ............................      1.44        1.53        0.82       (0.15)       0.61
                                                 --------------------------------------------------------
    Total income from investment operations ...      2.21        1.97        1.26        0.22        0.96
                                                 --------------------------------------------------------
  Distributions:
    Distributions from net investment
     income ...................................     (0.78)      (0.44)      (0.44)      (0.37)      (0.35)
    Distributions from net realized gain
     on securities ............................     (1.41)      (0.22)      (0.42)      (0.19)      (0.09)
                                                 --------------------------------------------------------
    Total distributions .......................     (2.19)      (0.66)      (0.86)      (0.56)      (0.44)
                                                 --------------------------------------------------------
Net asset value at end of period ..............  $  12.57    $  12.55    $  11.24    $  10.84    $  11.18
                                                 ========================================================
TOTAL RETURN ..................................     15.89%      17.90%      12.43%       1.86%       9.17%
                                                 ========================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.57%       0.57%       0.58%       0.59%       0.70%
  Ratio of net investment income to
   average net assets .........................      3.26%       3.62%       4.03%       3.24%       3.28%
  Portfolio turnover rate .....................       103%        119%        133%         76%         78%
 Number of shares outstanding at end
   of period (000's) ..........................    14,107      15,142      16,319      17,956      14,758
  Total net assets at end of period (000's) ...  $177,347    $190,024    $183,393    $194,576    $165,002
  Average net assets during the
   period (000's) .............................  $179,615    $187,576    $186,487    $185,036    $ 151,450
  Average commission rate paid ................  $ 0.0401         n/a         n/a         n/a         n/a


CAPITAL CONSERVATION FUND


                                                                  Fiscal year ended May 31,
                                                ---------------------------------------------------------

                                                    1997        1996        1995        1994       1993

                                                ---------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period          $  9.23     $9.52    $9.13    $9.87     $9.29
                                                ---------------------------------------------------------
  Income (loss) from investment operations:
    Net investment income...........               0.62      0.62      0.63     0.61     0.65
    Net realized and unrealized gain (loss)
     on securities..................               0.08     (0.29)     0.39    (0.69)    0.58
                                                ---------------------------------------------------------
    Total income (loss) from investment
     operations.....................               0.70      0.33      1.02    (0.08)    1.23
                                                ---------------------------------------------------------
  Distributions:
    Distributions from net investment
     income.........................              (0.62)    (0.62)    (0.63)   (0.61)   (0.65)
                                                ---------------------------------------------------------
    Distributions from net realized gain
     on securities..................                  -         -         -    (0.05)    -
    Total distributions.............              (0.62)    (0.62)    (0.63)   (0.66)   (0.65)
                                                ---------------------------------------------------------
Net asset value at end of period....            $  9.31     $9.23     $9.52    $9.13    $9.87
                                                =========================================================
TOTAL RETURN........................               7.75%     3.41%    11.80%   (1.13)%  13.60%
                                                =========================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets          0.57%     0.57%     0.58%    0.59%    0.67%
  Ratio of net investment income to
   average net assets...............               6.59%     6.47%     6.88%    6.24%    6.77%
  Portfolio turnover rate...........                 45%       80%      100%      55%      58%
  Number of shares outstanding at end
   of period (000's)................              7,168     7,604     6,935    6,712    5,095
  Total net assets at end of period (000's)     $66,747   $70,212   $66,031  $61,305  $50,290
  Average net assets during the
   period (000's)...................            $69,352   $70,271   $61,568  $59,210  $43,316




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                         FINANCIAL HIGHLIGHTS CONTINUED                      85
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on investment equity securities (on a per share basis) is presented for the period beginning June 1, 1996.

GOVERNMENT SECURITIES FUND


                                                                  Fiscal year ended May 31,
                                                 -----------------------------------------------------

                                                    1997        1996       1995       1994      1993

                                                 -----------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $   9.61    $   9.89    $  9.55    $ 10.30    $  9.84
                                                 -----------------------------------------------------
  Income (loss) from investment operations:
    Net investment income .....................      0.59        0.61       0.60       0.55       0.61
    Net realized and unrealized gain (loss)
     on securities ............................      0.06       (0.28)      0.35      (0.59)      0.59
                                                 -----------------------------------------------------
    Total income (loss) from investment
     operations ...............................      0.65        0.33       0.95      (0.04)      1.20
                                                 -----------------------------------------------------
  Distributions:
    Distributions from net investment
     income ...................................     (0.59)      (0.61)     (0.61)     (0.55)     (0.61)
                                                 -----------------------------------------------------
    Distributions from net realized gain
     on securities ............................      --          --         --        (0.16)     (0.13)
                                                 -----------------------------------------------------
    Total distributions .......................     (0.59)      (0.61)     (0.61)     (0.71)     (0.74)
Net asset value at end of period ..............  $   9.67    $   9.61    $  9.89    $  9.55    $ 10.30
                                                 =====================================================
TOTAL RETURN ..................................      6.94%       3.32%     10.43%     (0.66)%    12.56%
                                                 =====================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.56%       0.56%      0.58%      0.59%      0.67%
  Ratio of net investment income to
   average net assets .........................      6.11%       6.21%      6.36%      5.44%      6.08%
  Portfolio turnover rate .....................        38%         36%       229%        85%       105%
  Number of shares outstanding at end
   of period (000's) ..........................     8,672       8,164      5,478      4,544      3,110
  Total net assets at end of period (000's) ...  $ 83,827    $ 78,423    $54,174    $43,401    $32,023
  Average net assets during the
   period (000's) .............................  $ 83,293    $ 68,017    $45,200    $41,596    $26,145


INTERNATIONAL GOVERNMENT BOND FUND


                                                                  Fiscal year ended May 31,
                                                 -----------------------------------------------------

                                                    1997        1996       1995       1994      1993

                                                 -----------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $  11.79    $  12.72    $ 10.97    $ 11.16    $ 10.43
                                                 -----------------------------------------------------
  Income (loss) from investment operations:
    Net investment income .....................      0.63        0.65       0.65       0.62       0.76
    Net realized and unrealized gain (loss)
     on securities and foreign currencies .....     (0.49)      (0.89)      1.80      (0.20)      0.70
                                                 -----------------------------------------------------
    Total income (loss) from investment
     operations ...............................      0.14       (0.24)      2.45       0.42       1.46
                                                 -----------------------------------------------------
  Distributions:
    Distributions from net investment
     income ...................................     (0.58)      (0.68)     (0.70)     (0.60)     (0.73)
    Distributions from net realized gain
     on securities ............................     (0.02)      (0.01)      --        (0.01)      --
                                                 -----------------------------------------------------
      Total distributions .....................     (0.60)      (0.69)     (0.70)     (0.61)     (0.73)
                                                 -----------------------------------------------------
Net asset value at end of period ..............  $  11.33    $  11.79    $ 12.72    $ 10.97    $ 11.16
                                                 =====================================================
TOTAL RETURN ..................................      1.13%      (1.91)%    23.23%      3.87%     14.50%
                                                 =====================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.56%       0.56%      0.59%      0.48%      0.14%
  Ratio of net investment income to
   average net assets .........................      5.13%       5.45%      5.83%      5.87%      7.02%
  Portfolio turnover rate .....................         4%         11%         6%         3%        26%
  Number of shares outstanding at end
   of period (000's) ..........................    15,680      12,073      6,111      3,741      2,062
  Total net assets at end of period (000's) ...  $177,709    $142,383    $77,734    $41,028    $23,009
  Average net assets during the
   period (000's) .............................  $166,147    $114,693    $51,451    $33,561    $18,135




SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
86                       FINANCIAL HIGHLIGHTS CONTINUED
===============================================================================


Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date.


MONEY MARKET FUND


                                                                Fiscal year ended May 31,
                                                 ----------------------------------------------------

                                                    1997       1996        1995      1994      1993

                                                 ----------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period ........  $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                 ----------------------------------------------------
  Income from investment operations:
    Net investment income .....................      0.05       0.05       0.05       0.03       0.03
                                                 ----------------------------------------------------
  Distributions:
    Distributions from net investment income ..     (0.05)     (0.05)     (0.05)     (0.03)     (0.03)
                                                 ----------------------------------------------------
Net asset value at end of period ..............  $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                 ====================================================
TOTAL RETURN ..................................      5.02%      5.26%      4.90%      2.83%      2.85%
                                                 ====================================================

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets .....      0.57%      0.57%      0.57%      0.58%      0.63%
  Ratio of net investment income to
   average net assets .........................      4.95%      5.14%      4.75%      2.78%      2.81%
  Number of shares outstanding at end of
   period (000's) .............................   128,125     83,618     82,256     50,534     45,323
  Total net assets at end of period (000's) ...  $128,125    $83,618    $82,254    $50,533    $45,322
  Average net assets during the
   period (000's) .............................  $113,882    $84,271    $67,021    $46,222    $45,562


===============================================================================
                         REPORT OF INDEPENDENT AUDITORS
===============================================================================


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY

We have audited the accompanying statements of net assets of Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund (such "Funds" comprising the American General Series Portfolio Company) as of May 31, 1997. We have also audited for each of the Funds the related statement of operations for the year ended May 31, 1997, the statement of changes in net assets for each of the two years in the period ended May 31, 1997, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company at May 31, 1997, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                              ERNST & YOUNG LLP
Houston, Texas
July 10, 1997

SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
                         REPORT OF INDEPENDENT AUDITORS                      87
===============================================================================


TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
AMERICAN GENERAL SERIES PORTFOLIO COMPANY

We have audited the accompanying statements of net assets of Stock Index Fund, MidCap Index Fund, Small Cap Index Fund, International Equities Fund, Growth Fund, Growth & Income Fund, Science & Technology Fund, Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund (such "Funds" comprising the American General Series Portfolio Company) as of May 31, 1997. We have also audited for each of the Funds the related statement of operations for the year ended May 31, 1997, the statement of changes in net assets for each of the two years in the period ended May 31, 1997, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the American General Series Portfolio Company at May 31, 1997, the results of their operations and the changes in their net assets for the periods identified above, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.




                                                              ERNST & YOUNG LLP
Houston, Texas
July 10, 1997

===============================================================================
                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY
===============================================================================


BOARD OF DIRECTORS                            SHAREHOLDER SERVICE AGENT
Stephen D. Bickel                             The Variable Annuity Life
Norman Hackerman                              Insurance Company (VALIC)
John W. Lancaster                             2929 Allen Parkway
Ben H. Love                                   Houston, Texas 77019
Joe C. Osborne
F. Robert Paulsen                             OFFICERS
Peter V. Tuters                               Stephen D. Bickel,
R. Miller Upton                                  Chairman and President
Thomas L. West, Jr.                           Thomas L. West, Jr.,
                                                 Executive Vice President
DISTRIBUTOR                                   Norman Jaskol,
The Variable Annuity Marketing                   Vice President and
Company (VAMCO)                                  Senior Investment Officer
2929 Allen Parkway                            Brent C. Nelson,
Houston, Texas 77019                             Vice President
                                              Teresa S. Moro,
CUSTODIAN                                        Vice President and
State Street Bank and Trust Company              Investment Officer
225 Franklin Street                           John W. Mossbarger,
Boston, Massachusetts 02110                      Vice President and
                                                 Investment Officer
INVESTMENT ADVISER                            Leon A. Olver,
The Variable Annuity Life                        Vice President and
Insurance Company (VALIC)                        Investment Officer
2929 Allen Parkway                            William Trimbur, Jr.,
Houston, Texas 77019                             Vice President and
                                                 Investment Officer
INVESTMENT SUB-ADVISERS                       Cynthia A. Toles,
Bankers Trust Company                            General Counsel
1 Bankers Trust Plaza                            and Secretary
New York, New York 10006                      Gregory R. Seward,
                                                 Treasurer
T. Rowe Price Associates, Inc.                Kathryn A. Pearce,
100 East Pratt Street                            Controller
Baltimore, Maryland 21202                     David H. den Boer,
                                                 Assistant Secretary
Value Line, Inc.                              Debra A. Yeang,
220 East 42nd Street                             Assistant Treasurer
New York, New York 10017-5891                 Kay Kramer,
                                                 Assistant Controller
INDEPENDENT AUDITORS
Ernst & Young LLP
1221 McKinney
Houston, Texas 77010


   This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

   If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

   "Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

                                 [VALIC LOGO]
      (C) 1997 The Variable Annuity Life Insurance Company, Houston Texas
        VALIC is a registered service mark of The Variable Annuity Life
                               Insurance Company
                                VA 9530 VER 5/97